UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03919

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019—October 31, 2020

Item 1: Reports to Shareholders

Annual Report | October 31, 2020

Vanguard LifeStrategy® Funds

Vanguard LifeStrategy Income Fund

Vanguard LifeStrategy Conservative Growth Fund

Vanguard LifeStrategy Moderate Growth Fund

Vanguard LifeStrategy Growth Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

Your Fund’s Performance at a Glance	1

About Your Fund’s Expenses	2

LifeStrategy Income Fund	4

LifeStrategy Conservative Growth Fund	17

LifeStrategy Moderate Growth Fund	30

LifeStrategy Growth Fund	43

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

•   For the 12 months ended October 31, 2020, the four Vanguard LifeStrategy Funds posted returns ranging from 5.60% for the LifeStrategy Income Fund to 5.89% for the LifeStrategy Conservative Growth and Moderate Growth Funds. The funds’ returns were different from those of their benchmarks in part because they were not rebalanced to their target asset allocations on the same schedule.

•   The period was marked by the global spread of COVID-19 and efforts to contain it. However, responses from policymakers, the start of trials for vaccines and treatments, and the easing of some pandemic-related restrictions eventually lifted investor sentiment. The U.S. stock market performed more strongly than emerging markets and, especially, developed markets outside the United States.

•   Bond yields ended the period significantly lower—and bond prices higher—amid unprecedented actions from policymakers and the dimmer outlook for economic activity.

•   As a “fund of funds,” each LifeStrategy Fund provides a broadly diversified portfolio in a single fund. Each fund has a different fixed allocation to four underlying U.S. and international stock and bond index funds.

•   The underlying fund representing U.S. stocks returned about 10%. The underlying fund representing U.S. bonds returned almost 6%. The underlying fund representing international bonds returned about 3%, which includes the effect of currency hedging, and the underlying fund representing international stocks returned about –2%.

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.87%	10.63%	11.79%
Russell 2000 Index (Small-caps)	-0.14	2.19	7.27
Russell 3000 Index (Broad U.S. market)	10.15	10.04	11.48
FTSE All-World ex US Index (International)	-2.17	0.13	4.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.19%	5.06%	4.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.59	4.09	3.70
FTSE Three-Month U.S. Treasury Bill Index	0.86	1.62	1.15

CPI
Consumer Price Index	1.18%	1.82%	1.83%

1

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value’’ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

2

Six Months Ended October 31, 2020
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2020	10/31/2020	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,041.59	$0.56
LifeStrategy Conservative Growth Fund	$1,000.00	$1,067.90	$0.62
LifeStrategy Moderate Growth Fund	$1,000.00	$1,093.82	$0.68
LifeStrategy Growth Fund	$1,000.00	$1,119.97	$0.75
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.58	$0.56
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.53	$0.61
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.48	$0.66
LifeStrategy Growth Fund	$1,000.00	$1,024.43	$0.71

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.11%, 0.12%, 0.13%, and 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

3

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2010, Through October 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
LifeStrategy Income Fund	5.60%	5.15%	4.77%	$15,939
Income Composite Index	6.23	5.43	5.08	16,416
Bloomberg Barclays U.S. Aggregate Bond Index	6.19	4.08	3.55	14,177

Income Composite Index: Weighted 56% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 12% CRSP US Total Market Index, and 8% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 64% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 16% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, 14% CRSP US Total Market Index, and 6% FTSE Global All Cap ex US Index through June 30, 2015; 80% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through June 2, 2013; 60% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through November 30, 2011; 60% Bloomberg Barclays U.S. Aggregate Bond Index (with the Bloomberg Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 20% MSCI US Broad Market Index, and 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index through December 15, 2010; 60% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index through April 22, 2005; and 60% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Citigroup 3-Month Treasury Bill Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

See Financial Highlights for dividend and capital gains information.

4

LifeStrategy Income Fund

Underlying Vanguard Funds

As of October 31, 2020

Vanguard Total Bond Market II Index Fund Investor Shares	56.8%
Vanguard Total International Bond Index Fund Investor Shares	24.1
Vanguard Total Stock Market Index Fund Investor Shares	11.2
Vanguard Total International Stock Index Fund Investor Shares	7.9

The table reflects the fund’s investments, except for short-term investments and derivatives.

5

LifeStrategy Income Fund

Financial Statements

Schedule of Investments

As of October 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (98.5%)
U.S. Stock Fund (11.0%)
Vanguard Total Stock Market Index Fund Investor Shares	7,605,567	617,040

International Stock Fund (7.8%)
Vanguard Total International Stock Index Fund Investor Shares	26,484,352	434,079

U.S. Bond Fund (56.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	274,122,098	3,138,698

International Bond Fund (23.7%)
Vanguard Total International Bond Index Fund Investor Shares	113,981,323	1,329,022
Total Investment Companies (Cost $4,769,526)		5,518,839
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
[1] Vanguard Market Liquidity Fund, 0.112% (Cost $79,702)	797,022	79,702
Total Investments (99.9%) (Cost $4,849,228)		5,598,541
Other Assets and Liabilities—Net (0.1%)		4,017
Net Assets (100%)		5,602,558

Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

6

LifeStrategy Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2020	298	41,189	(251)
E-mini S&P 500 Index	December 2020	244	39,829	(659)
				(910)

See accompanying Notes, which are an integral part of the Financial Statements.

7

LifeStrategy Income Fund

Statement of Assets and Liabilities

As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $4,849,228)	5,598,541
Cash Collateral Pledged—Futures Contracts	2,858
Receivables for Accrued Income	6,224
Receivables for Capital Shares Issued	6,012
Total Assets	5,613,635
Liabilities
Payables for Investment Securities Purchased	6,224
Payables for Capital Shares Redeemed	4,329
Variation Margin Payable—Futures Contracts	524
Total Liabilities	11,077
Net Assets	5,602,558

At October 31, 2020, net assets consisted of:

Paid-in Capital	4,829,498
Total Distributable Earnings (Loss)	773,060
Net Assets	5,602,558

Net Assets
Applicable to 334,923,264 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,602,558
Net Asset Value Per Share	$16.73

See accompanying Notes, which are an integral part of the Financial Statements.

8

LifeStrategy Income Fund

Statement of Operations

Year Ended
October 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	122,620
Net Investment Income—Note B	122,620
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	14,241
Futures Contracts	5,388
Realized Net Gain (Loss)	19,629
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	126,717
Futures Contracts	(910)
Change in Unrealized Appreciation (Depreciation)	125,807
Net Increase (Decrease) in Net Assets Resulting from Operations	268,056

See accompanying Notes, which are an integral part of the Financial Statements.

9

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	122,620	117,245
Realized Net Gain (Loss)	19,629	3,619
Change in Unrealized Appreciation (Depreciation)	125,807	351,630
Net Increase (Decrease) in Net Assets Resulting from Operations	268,056	472,494
Distributions[1]
Total Distributions	(123,592)	(148,952)
Capital Share Transactions
Issued	2,134,851	1,046,185
Issued in Lieu of Cash Distributions	113,812	138,107
Redeemed	(1,504,414)	(806,297)
Net Increase (Decrease) from Capital Share Transactions	744,249	377,995
Total Increase (Decrease)	888,713	701,537
Net Assets
Beginning of Period	4,713,845	4,012,308
End of Period	5,602,558	4,713,845

1 Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

10

LifeStrategy Income Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$16.24	$15.08	$15.56	$15.14	$14.86
Investment Operations
Net Investment Income	.393[1]	.425[1]	.376[1]	.332[1]	.312
Capital Gain Distributions Received	—	—	.002[1]	.008[1]	.012
Net Realized and Unrealized Gain (Loss) on Investments	.501	1.284	(.470)	.422	.323
Total from Investment Operations	.894	1.709	(.092)	.762	.647
Distributions
Dividends from Net Investment Income	(.401)	(.435)	(.368)	(.334)	(.309)
Distributions from Realized Capital Gains	(.003)	(.114)	(.020)	(.009)	(.058)
Total Distributions	(.404)	(.549)	(.388)	(.343)	(.367)
Net Asset Value, End of Period	$16.73	$16.24	$15.08	$15.56	$15.14

Total Return[2]	5.60%	11.60%	-0.63%	5.12%	4.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,603	$4,714	$4,012	$4,208	$3,814
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.39%	2.72%	2.43%	2.18%	2.09%
Portfolio Turnover Rate	17%	6%	9%	4%	4%

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

11

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.    The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended October 31, 2020, the fund’s average investment in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

12

LifeStrategy Income Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

13

LifeStrategy Income Fund

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At October 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	3,690
Total Distributable Earnings (Loss)	(3,690)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	19,004
Undistributed Long-Term Gains	4,743
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	749,313

14

LifeStrategy Income Fund

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	123,592	121,606
Long-Term Capital Gains	—	27,346
Total	123,592	148,952

* Includes short-term capital gains, if any.

As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,849,228
Gross Unrealized Appreciation	752,008
Gross Unrealized Depreciation	(2,695)
Net Unrealized Appreciation (Depreciation)	749,313

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2020	2019
	Shares	Shares
	(000)	(000)
Issued	129,874	66,907
Issued in Lieu of Cash Distributions	6,995	9,024
Redeemed	(92,139)	(51,827)
Net Increase (Decrease) in Shares Outstanding	44,730	24,104

15

LifeStrategy Income Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				Oct. 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,586	NA1	NA1	(5)	—	97	—	79,702
Vanguard Total Bond Market II Index Fund	2,642,555	843,482	436,997	3,470	86,188	65,685	—	3,138,698
Vanguard Total International Bond Index Fund	1,101,604	308,533	81,715	(506)	1,106	36,298	—	1,329,022
Vanguard Total International Stock Index Fund	393,129	115,315	66,488	60	(7,937)	9,943	—	434,079
Vanguard Total Stock Market Index Fund	574,706	250,622	266,870	11,222	47,360	10,597	—	617,040
Total	4,713,580	1,517,952	852,070	14,241	126,717	122,620	—	5,598,541

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

16

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2010, Through October 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
LifeStrategy Conservative Growth Fund	5.89%	6.18%	6.07%	$18,034
Conservative Growth Composite Index	6.67	6.48	6.38	18,556
Dow Jones U.S. Total Stock Market Float Adjusted Index	9.99	11.41	12.75	33,211

Conservative Growth Composite Index: Weighted 42% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% CRSP US Total Market Index, 18% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 16% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 48% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 28% CRSP US Total Market Index, 12% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 12% FTSE Global All Cap ex US Index through June 30, 2015; 60% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, and 12% MSCI ACWI ex USA IMI Index through June 2, 2013; 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index through November 30, 2011; 40% Bloomberg Barclays U.S. Aggregate Bond Index (with the Bloomberg Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), 35% MSCI US Broad Market Index, 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 15, 2010; 40% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Bloomberg Barclays U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through April 22, 2005; and 40% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Citigroup 3-Month Treasury Bill Index, and 5% MSCI EAFE Index through August 31, 2003. International stock benchmark returns are adjusted for withholding taxes.

See Financial Highlights for dividend and capital gains information.

17

LifeStrategy Conservative Growth Fund

Underlying Vanguard Funds

As of October 31, 2020

Vanguard Total Bond Market II Index Fund Investor Shares	42.6%
Vanguard Total Stock Market Index Fund Investor Shares	23.5
Vanguard Total International Bond Index Fund Investor Shares	18.1
Vanguard Total International Stock Index Fund Investor Shares	15.8

The table reflects the fund’s investments, except for short-term investments and derivatives.

18

LifeStrategy Conservative Growth Fund

Financial Statements

Schedule of Investments

As of October 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.2%)
U.S. Stock Fund (23.3%)
Vanguard Total Stock Market Index Fund Investor Shares	31,049,606	2,519,054

International Stock Fund (15.7%)
Vanguard Total International Stock Index Fund Investor Shares	103,239,693	1,692,099

U.S. Bond Fund (42.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	397,461,592	4,550,935

International Bond Fund (18.0%)
Vanguard Total International Bond Index Fund Investor Shares	166,374,636	1,939,928
Total Investment Companies (Cost $8,036,078)		10,702,016
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
[1] Vanguard Market Liquidity Fund, 0.112% (Cost $94,619)	946,187	94,619
Total Investments (100.1%) (Cost $8,130,697)		10,796,635
Other Assets and Liabilities—Net (-0.1%)		(7,065)
Net Assets (100%)		10,789,570

Cost is in $000.

•·	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

19

LifeStrategy Conservative Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2020	255	35,246	(158)
E-mini S&P 500 Index	December 2020	312	50,929	(263)
				(421)

See accompanying Notes, which are an integral part of the Financial Statements.

20

LifeStrategy Conservative Growth Fund

Statement of Assets and Liabilities

As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $8,130,697)	10,796,635
Cash Collateral Pledged—Futures Contracts	3,670
Receivables for Accrued Income	9,089
Receivables for Capital Shares Issued	6,888
Total Assets	10,816,282
Liabilities
Payables for Investment Securities Purchased	9,088
Payables for Capital Shares Redeemed	16,969
Variation Margin Payable—Futures Contracts	655
Total Liabilities	26,712
Net Assets	10,789,570

At October 31, 2020, net assets consisted of:

Paid-in Capital	7,947,648
Total Distributable Earnings (Loss)	2,841,922
Net Assets	10,789,570

Net Assets
Applicable to 502,004,838 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,789,570
Net Asset Value Per Share	$21.49

See accompanying Notes, which are an integral part of the Financial Statements.

21

LifeStrategy Conservative Growth Fund

Statement of Operations

Year Ended
October 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	245,066
Other Income	5
Net Investment Income—Note B	245,071
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	163,754
Futures Contracts	14,168
Realized Net Gain (Loss)	177,922
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	153,085
Futures Contracts	(421)
Change in Unrealized Appreciation (Depreciation)	152,664
Net Increase (Decrease) in Net Assets Resulting from Operations	575,657

See accompanying Notes, which are an integral part of the Financial Statements.

22

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	245,071	255,585
Realized Net Gain (Loss)	177,922	10,771
Change in Unrealized Appreciation (Depreciation)	152,664	836,818
Net Increase (Decrease) in Net Assets Resulting from Operations	575,657	1,103,174
Distributions[1]
Total Distributions	(251,409)	(357,101)
Capital Share Transactions
Issued	2,179,822	1,657,650
Issued in Lieu of Cash Distributions	235,647	337,465
Redeemed	(2,422,700)	(1,516,746)
Net Increase (Decrease) from Capital Share Transactions	(7,231)	478,369
Total Increase (Decrease)	317,017	1,224,442
Net Assets
Beginning of Period	10,472,553	9,248,111
End of Period	10,789,570	10,472,553

1 Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

23

LifeStrategy Conservative Growth Fund

Financial Highlights

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$20.79	$19.29	$19.85	$18.55	$18.36
Investment Operations
Net Investment Income	.488[1]	.521[1]	.466[1]	.417[1]	.389
Capital Gain Distributions Received	—	—	.002[1]	.008[1]	.012
Net Realized and Unrealized Gain (Loss) on Investments	.715	1.715	(.520)	1.332	.358
Total from Investment Operations	1.203	2.236	(.052)	1.757	.759
Distributions
Dividends from Net Investment Income	(.494)	(.531)	(.457)	(.418)	(.387)
Distributions from Realized Capital Gains	(.009)	(.205)	(.051)	(.039)	(.182)
Total Distributions	(.503)	(.736)	(.508)	(.457)	(.569)
Net Asset Value, End of Period	$21.49	$20.79	$19.29	$19.85	$18.55

Total Return[2]	5.89%	11.94%	-0.33%	9.61%	4.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,790	$10,473	$9,248	$9,365	$8,145
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.32%	2.61%	2.34%	2.18%	2.13%
Portfolio Turnover Rate	23%	9%	11%	6%	9%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

24

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

25

LifeStrategy Conservative Growth Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

26

LifeStrategy Conservative Growth Fund

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At October 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	14,398
Total Distributable Earnings (Loss)	(14,398)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	53,087
Undistributed Long-Term Gains	122,897
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	2,665,938

27

LifeStrategy Conservative Growth Fund

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	251,409	271,545
Long-Term Capital Gains	—	85,556
Total	251,409	357,101

* Includes short-term capital gains, if any.

As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	8,130,697
Gross Unrealized Appreciation	2,668,715
Gross Unrealized Depreciation	(2,777)
Net Unrealized Appreciation (Depreciation)	2,665,938

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2020	2019
	Shares	Shares
	(000)	(000)
Issued	103,782	83,257
Issued in Lieu of Cash Distributions	11,339	17,485
Redeemed	(116,806)	(76,496)
Net Increase (Decrease) in Shares Outstanding	(1,685)	24,246

28

LifeStrategy Conservative Growth Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				Oct. 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	3,957	NA1	NA1	(7)	—	174	—	94,619
Vanguard Total Bond Market II Index Fund	4,399,222	1,045,748	1,038,699	24,843	119,821	101,585	—	4,550,935
Vanguard Total International Bond Index Fund	1,840,359	360,753	259,561	4,982	(6,605)	58,425	—	1,939,928
Vanguard Total International Stock Index Fund	1,699,621	368,807	331,729	(4,174)	(40,426)	41,323	—	1,692,099
Vanguard Total Stock Market Index Fund	2,526,700	663,872	889,923	138,110	80,295	43,559	—	2,519,054
Total	10,469,859	2,439,180	2,519,912	163,754	153,085	245,066	—	10,796,635

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.    Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

29

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2010, Through October 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
LifeStrategy Moderate Growth Fund	5.89%	7.09%	7.34%	$20,311
Moderate Growth Composite Index	6.76	7.42	7.73	21,051
Dow Jones U.S. Total Stock Market Float Adjusted Index	9.99	11.41	12.75	33,211

Moderate Growth Composite Index: Weighted 36% CRSP US Total Market Index, 28% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, and 12% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 32% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, and 8% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015; 42% MSCI US Broad Market Index, 40% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index through June 2, 2013; 50% MSCI US Broad Market Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index (with the Bloomberg Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 10% MSCI EAFE Index through December 15, 2010; and 50% Dow Jones U.S. Total Stock Market Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

See Financial Highlights for dividend and capital gains information.

30

LifeStrategy Moderate Growth Fund

Underlying Vanguard Funds

As of October 31, 2020

Vanguard Total Stock Market Index Fund Investor Shares	35.6%
Vanguard Total Bond Market II Index Fund Investor Shares	28.5
Vanguard Total International Stock Index Fund Investor Shares	23.9
Vanguard Total International Bond Index Fund Investor Shares	12.0

The table reflects the fund’s investments, except for short-term investments and derivatives.

31

LifeStrategy Moderate Growth Fund

Financial Statements

Schedule of Investments

As of October 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.3%)
U.S. Stock Fund (35.4%)
Vanguard Total Stock Market Index Fund Investor Shares	76,913,702	6,240,009

International Stock Fund (23.7%)
Vanguard Total International Stock Index Fund Investor Shares	255,739,178	4,191,565

U.S. Bond Fund (28.3%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	435,738,550	4,989,206

International Bond Fund (11.9%)
Vanguard Total International Bond Index Fund Investor Shares	180,448,788	2,104,033
Total Investment Companies (Cost $11,713,440)		17,524,813
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
[1] Vanguard Market Liquidity Fund, 0.112% (Cost $146,429)	1,464,288	146,429
Total Investments (100.1%) (Cost $11,859,869)		17,671,242
Other Assets and Liabilities—Net (-0.1%)		(13,194)
Net Assets (100%)		17,658,048

Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

32

LifeStrategy Moderate Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2020	470	76,720	(269)
10-Year U.S. Treasury Note	December 2020	502	69,386	(310)
				(579)

See accompanying Notes, which are an integral part of the Financial Statements.

33

LifeStrategy Moderate Growth Fund

Statement of Assets and Liabilities

As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $11,859,869)	17,671,242
Cash Collateral Pledged—Futures Contracts	5,520
Receivables for Accrued Income	9,958
Receivables for Capital Shares Issued	8,429
Total Assets	17,695,149
Liabilities
Payables for Investment Securities Purchased	9,957
Payables for Capital Shares Redeemed	26,156
Variation Margin Payable—Futures Contracts	988
Total Liabilities	37,101
Net Assets	17,658,048

At October 31, 2020, net assets consisted of:

Paid-in Capital	11,434,186
Total Distributable Earnings (Loss)	6,223,862
Net Assets	17,658,048

Net Assets
Applicable to 603,204,792 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,658,048
Net Asset Value Per Share	$29.27

See accompanying Notes, which are an integral part of the Financial Statements.

34

LifeStrategy Moderate Growth Fund

Statement of Operations

Year Ended
October 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	386,427
Other Income	21
Net Investment Income—Note B	386,448
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	324,351
Futures Contracts	19,824
Realized Net Gain (Loss)	344,175
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	215,450
Futures Contracts	(579)
Change in Unrealized Appreciation (Depreciation)	214,871
Net Increase (Decrease) in Net Assets Resulting from Operations	945,494

See accompanying Notes, which are an integral part of the Financial Statements.

35

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	386,448	403,731
Realized Net Gain (Loss)	344,175	20,300
Change in Unrealized Appreciation (Depreciation)	214,871	1,440,885
Net Increase (Decrease) in Net Assets Resulting from Operations	945,494	1,864,916
Distributions[1]
Total Distributions	(405,845)	(614,421)
Capital Share Transactions
Issued	2,722,551	2,533,326
Issued in Lieu of Cash Distributions	385,487	587,258
Redeemed	(3,271,614)	(2,483,656)
Net Increase (Decrease) from Capital Share Transactions	(163,576)	636,928
Total Increase (Decrease)	376,073	1,887,423
Net Assets
Beginning of Period	17,281,975	15,394,552
End of Period	17,658,048	17,281,975

1 Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

36

LifeStrategy Moderate Growth Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$28.29	$26.26	$26.90	$24.10	$24.08
Investment Operations
Net Investment Income	.633[1]	.673[1]	.616[1]	.556[1]	.509
Capital Gain Distributions Received	—	—	.002[1]	.007[1]	.010
Net Realized and Unrealized Gain (Loss) on Investments	1.012	2.403	(.622)	2.795	.398
Total from Investment Operations	1.645	3.076	(.004)	3.358	.917
Distributions
Dividends from Net Investment Income	(.647)	(.684)	(.593)	(.547)	(.505)
Distributions from Realized Capital Gains	(.018)	(.362)	(.043)	(.011)	(.392)
Total Distributions	(.665)	(1.046)	(.636)	(.558)	(.897)
Net Asset Value, End of Period	$29.27	$28.29	$26.26	$26.90	$24.10

Total Return[2]	5.89%	12.20%	-0.08%	14.14%	3.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,658	$17,282	$15,395	$15,729	$13,095
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.50%	2.26%	2.19%	2.16%
Portfolio Turnover Rate	21%	9%	12%	6%	9%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

37

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

38

LifeStrategy Moderate Growth Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

39

LifeStrategy Moderate Growth Fund

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At October 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	24,168
Total Distributable Earnings (Loss)	(24,168)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	156,788
Undistributed Long-Term Gains	255,701
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	5,811,373

40

LifeStrategy Moderate Growth Fund

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	405,845	434,529
Long-Term Capital Gains	—	179,892
Total	405,845	614,421

* Includes short-term capital gains, if any.

As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	11,859,869
Gross Unrealized Appreciation	5,817,420
Gross Unrealized Depreciation	(6,047)
Net Unrealized Appreciation (Depreciation)	5,811,373

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2020	2019
	Shares	Shares
	(000)	(000)
Issued	95,821	94,122
Issued in Lieu of Cash Distributions	13,500	23,094
Redeemed	(117,002)	(92,590)
Net Increase (Decrease) in Shares Outstanding	(7,681)	24,626

41

LifeStrategy Moderate Growth Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				Oct. 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	5,262	NA1	NA1	(6)	—	259	—	146,429
Vanguard Total Bond Market II Index Fund	4,794,796	1,466,360	1,433,295	42,954	118,391	110,975	—	4,989,206
Vanguard Total International Bond Index Fund	2,040,017	463,735	397,328	11,297	(13,688)	64,412	—	2,104,033
Vanguard Total International Stock Index Fund	4,184,588	601,213	460,572	(20,892)	(112,772)	103,546	—	4,191,565
Vanguard Total Stock Market Index Fund	6,257,515	1,008,045	1,540,068	290,998	223,519	107,235	—	6,240,009
Total	17,282,178	3,539,353	3,831,263	324,351	215,450	386,427	—	17,671,242

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

42

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2010, Through October 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
LifeStrategy Growth Fund	5.74%	7.92%	8.45%	$22,508
Growth Composite Index	6.49	8.25	8.85	23,343
Dow Jones U.S. Total Stock Market Float Adjusted Index	9.99	11.41	12.75	33,211

Growth Composite Index: Weighted 48% CRSP US Total Market Index, 32% FTSE Global All Cap ex US Index, 14% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, and 6% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 56% CRSP US Total Market Index, 24% FTSE Global All Cap ex US Index, 16% Bloomberg Barclays U.S. Aggregate Float Adjusted Index, and 4% Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015; 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Bloomberg Barclays U.S. Aggregate Float Adjusted Index through June 2, 2013; 65% MSCI US Broad Market Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index (with the Bloomberg Barclays U.S. Aggregate Float Adjusted Index used after December 31, 2009), and 15% MSCI EAFE Index through December 15, 2010; and 65% Dow Jones U.S. Total Stock Market Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005. International stock benchmark returns are adjusted for withholding taxes.

See Financial Highlights for dividend and capital gains information.

43

LifeStrategy Growth Fund

Underlying Vanguard Funds

As of October 31, 2020

Vanguard Total Stock Market Index Fund Investor Shares	47.9%
Vanguard Total International Stock Index Fund Investor Shares	32.3
Vanguard Total Bond Market II Index Fund Investor Shares	14.0
Vanguard Total International Bond Index Fund Investor Shares	5.8

The table reflects the fund’s investments, except for short-term investments and derivatives.

44

LifeStrategy Growth Fund

Financial Statements

Schedule of Investments

As of October 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.0%)
U.S. Stock Fund (47.5%)
Vanguard Total Stock Market Index Fund Investor Shares	94,440,965	7,661,996

International Stock Fund (32.0%)
Vanguard Total International Stock Index Fund Investor Shares	314,334,606	5,151,944

U.S. Bond Fund (13.8%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	194,841,570	2,230,936

International Bond Fund (5.7%)
Vanguard Total International Bond Index Fund Investor Shares	79,457,235	926,471
Total Investment Companies (Cost $9,557,249)		15,971,347
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
[1] Vanguard Market Liquidity Fund, 0.112% (Cost $154,894)	1,548,936	154,894
Total Investments (100.0%) (Cost $9,712,143)		16,126,241
Other Assets and Liabilities—Net (0.0%)		(984)
Net Assets (100%)		16,125,257

Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

45

LifeStrategy Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2020	1,043	144,162	(1,247)
E-mini S&P 500 Index	December 2020	67	10,937	(209)
				(1,456)

See accompanying Notes, which are an integral part of the Financial Statements.

46

LifeStrategy Growth Fund

Statement of Assets and Liabilities

As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $9,712,143)	16,126,241
Receivables for Accrued Income	4,454
Receivables for Capital Shares Issued	9,680
Cash Collateral Pledged—Futures Contracts	1,830
Total Assets	16,142,205
Liabilities
Payables for Investment Securities Purchased	6,867
Payables for Capital Shares Redeemed	9,759
Variation Margin Payable—Futures Contracts	322
Total Liabilities	16,948
Net Assets	16,125,257

At October 31, 2020, net assets consisted of:

Paid-in Capital	9,302,591
Total Distributable Earnings (Loss)	6,822,666
Net Assets	16,125,257

Net Assets
Applicable to 446,121,599 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,125,257
Net Asset Value Per Share	$36.15

See accompanying Notes, which are an integral part of the Financial Statements.

47

LifeStrategy Growth Fund

Statement of Operations

Year Ended
October 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	336,087
Other Income	13
Net Investment Income—Note B	336,100
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	347,781
Futures Contracts	4,173
Realized Net Gain (Loss)	351,954
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	180,846
Futures Contracts	(1,456)
Change in Unrealized Appreciation (Depreciation)	179,390
Net Increase (Decrease) in Net Assets Resulting from Operations	867,444

See accompanying Notes, which are an integral part of the Financial Statements.

48

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	336,100	355,355
Realized Net Gain (Loss)	351,954	9,194
Change in Unrealized Appreciation (Depreciation)	179,390	1,381,554
Net Increase (Decrease) in Net Assets Resulting from Operations	867,444	1,746,103
Distributions[1]
Total Distributions	(342,873)	(588,386)
Capital Share Transactions
Issued	2,125,159	2,030,916
Issued in Lieu of Cash Distributions	328,743	567,619
Redeemed	(2,758,821)	(1,990,632)
Net Increase (Decrease) from Capital Share Transactions	(304,919)	607,903
Total Increase (Decrease)	219,652	1,765,620
Net Assets
Beginning of Period	15,905,605	14,139,985
End of Period	16,125,257	15,905,605

1 Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

49

LifeStrategy Growth Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$34.92	$32.44	$33.11	$28.47	$28.74
Investment Operations
Net Investment Income	.740[1]	.789[1]	.742[1]	.673[1]	.611
Capital Gain Distributions Received	—	—	.001[1]	.004[1]	.006
Net Realized and Unrealized Gain (Loss) on Investments	1.246	3.029	(.685)	4.632	.354
Total from Investment Operations	1.986	3.818	.058	5.309	.971
Distributions
Dividends from Net Investment Income	(.749)	(.798)	(.714)	(.666)	(.603)
Distributions from Realized Capital Gains	(.007)	(.540)	(.014)	(.003)	(.638)
Total Distributions	(.756)	(1.338)	(.728)	(.669)	(1.241)
Net Asset Value, End of Period	$36.15	$34.92	$32.44	$33.11	$28.47

Total Return[2]	5.74%	12.34%	0.09%	18.91%	3.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,125	$15,906	$14,140	$14,534	$11,919
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.12%	2.38%	2.19%	2.19%	2.20%
Portfolio Turnover Rate	13%	6%	10%	6%	5%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

50

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

51

LifeStrategy Growth Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the Vanguard underlying funds, as well as directors and employees, respectively, of Vanguard.

52

LifeStrategy Growth Fund

C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At October 31, 2020, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	22,841
Total Distributable Earnings (Loss)	(22,841)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	116,063
Undistributed Long-Term Gains	292,505
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	6,414,098

53

LifeStrategy Growth Fund

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	342,873	385,778
Long-Term Capital Gains	—	202,608
Total	342,873	588,386

* Includes short-term capital gains, if any.

As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	9,712,143
Gross Unrealized Appreciation	6,437,656
Gross Unrealized Depreciation	(23,558)
Net Unrealized Appreciation (Depreciation)	6,414,098

E. Capital shares issued and redeemed were:

	Year Ended October 31,
	2020	2019
	Shares	Shares
	(000)	(000)
Issued	61,324	61,416
Issued in Lieu of Cash Distributions	9,290	18,364
Redeemed	(79,949)	(60,249)
Net Increase (Decrease) in Shares Outstanding	(9,335)	19,531

54

LifeStrategy Growth Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized				Oct. 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	5,807	NA1	NA1	(7)	—	194	—	154,894
Vanguard Total Bond Market II Index Fund	2,195,078	703,619	739,335	21,504	50,070	49,873	—	2,230,936
Vanguard Total International Bond Index Fund	933,251	220,282	225,046	6,748	(8,764)	29,150	—	926,471
Vanguard Total International Stock Index Fund	5,115,160	453,418	237,496	(16,097)	(163,041)	126,070	—	5,151,944
Vanguard Total Stock Market Index Fund	7,656,395	605,419	1,238,032	335,633	302,581	130,800	—	7,661,996
Total	15,905,691	1,982,738	2,439,909	347,781	180,846	336,087	—	16,126,241

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (four of the funds constituting Vanguard STAR Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020 and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 15, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

56

Special 2020 tax information (unaudited) for Vanguard LifeStrategy Funds

This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year as follows:

Fund	($000)
LifeStrategy Income Fund	1,164
LifeStrategy Conservative Growth Fund	10,854
LifeStrategy Moderate Growth Fund	19,346
LifeStrategy Growth Fund	20,391

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds are qualified short-term capital gains.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
LifeStrategy Income Fund	18,369
LifeStrategy Conservative Growth Fund	76,088
LifeStrategy Moderate Growth Fund	180,177
LifeStrategy Growth Fund	211,463

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
LifeStrategy Income Fund	6.7%
LifeStrategy Conservative Growth Fund	13.0
LifeStrategy Moderate Growth Fund	20.4
LifeStrategy Growth Fund	30.3

The funds designate to shareholders foreign source income and foreign taxes paid as follows:

	Foreign Source Income	Foreign Taxes Paid
Fund	($000)	($000)
LifeStrategy Income Fund	45,119	800
LifeStrategy Conservative Growth Fund	99,659	3,148
LifeStrategy Moderate Growth Fund	171,370	7,732
LifeStrategy Growth Fund	161,539	9,319

Shareholders will receive more detailed information with their Form 1099-DIV in January 2021 to determine the calendar-year amounts to be included on their 2020 tax returns.

57

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Aggregate Float Adjusted Index, and Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (the Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the LifeStrategy Funds (including the Total Bond Market II Index Fund and Total International Bond Index Fund) and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the LifeStrategy Funds. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the LifeStrategy Funds. Bloomberg and Barclays’ only relationship with Vanguard in respect to the Indices is the licensing of the Indices, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the LifeStrategy Funds or the owners of the LifeStrategy Funds.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the LifeStrategy Funds. Investors acquire the LifeStrategy Funds from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the LifeStrategy Funds. The LifeStrategy Funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the LifeStrategy Funds or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the LifeStrategy Funds with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the LifeStrategy Funds to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the LifeStrategy Funds or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the LifeStrategy Funds.

58

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the LifeStrategy Funds, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the LifeStrategy Funds, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE LIFESTRATEGY FUNDS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

59

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and comanaging partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q880 122020

Annual Report | October 31, 2020 Vanguard STAR® Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

Your Fund’s Performance at a Glance	1

About Your Fund’s Expenses	2

Performance Summary	4

Financial Statements	6

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance

•    For the 12 months ended October 31, 2020, Vanguard STAR Fund returned 11.75%, ahead of the 7.59% return of its composite index.

•    The period was marked by the global spread of COVID-19 and efforts to contain it. However, responses from policymakers, the start of trials for vaccines and treatments, and the easing of some pandemic-related restrictions eventually lifted investor sentiment. The U.S. stock market rebounded more strongly than emerging markets and much more than developed markets outside the United States.

•    Bond yields ended the period significantly lower—and bond prices higher—amid unprecedented actions from policymakers and the dimmer outlook for economic activity.

•    As a “fund of funds,” the STAR Fund reflects the combined results of 10 underlying actively managed Vanguard funds. Of those, the seven stock funds made up about 62% of fund assets.

•    Returns of the five underlying U.S. stock funds ranged from about –6% for Vanguard Windsor Fund to more than 43% for Vanguard U.S. Growth Fund. For the two underlying international stock funds, Vanguard International Value Fund returned about –9% and Vanguard International Growth Fund returned more than 42%.

•    The three underlying U.S. bond funds posted returns ranging from about 3% for Vanguard GNMA Fund to nearly 10% for Vanguard Long-Term Investment-Grade Fund.

Market Barometer

Average Annual Total Returns
		Periods Ended October 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.87%	10.63%	11.79%
Russell 2000 Index (Small-caps)	-0.14	2.19	7.27
Russell 3000 Index (Broad U.S. market)	10.15	10.04	11.48
FTSE All-World ex US Index (International)	-2.17	0.13	4.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	6.19%	5.06%	4.08%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	3.59	4.09	3.70
FTSE Three-Month U.S. Treasury Bill Index	0.86	1.62	1.15

CPI
Consumer Price Index	1.18%	1.82%	1.83%

1

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

2

Six Months Ended October 31, 2020

	Beginning	Ending	Expenses
STAR Fund	Account Value	Account Value	Paid During
	4/30/2020	10/31/2020	Period
Based on Actual Fund Return	$1,000.00	$1,129.13	$1.66
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.58	1.58

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund’s annualized expense figure for the period is 0.31%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

3

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2010, Through October 31, 2020

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2020
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
STAR Fund	11.75%	8.96%	8.84%	$23,322
STAR Composite Index	7.59	7.76	7.90	21,397
Dow Jones U.S. Total Stock Market Float Adjusted Index	9.99	11.41	12.75	33,211

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, and 12.5% Citigroup 3 Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, 12.5% Bloomberg Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, 12.5% Bloomberg Barclays U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Bloomberg Barclays U.S. Aggregate Bond Index, 12.5% Bloomberg Barclays U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. MSCI international benchmark returns are adjusted for withholding taxes.

See Financial Highlights for dividend and capital gains information.

4

STAR Fund

Underlying Vanguard Funds

As of October 31, 2020

Vanguard Windsor™ II Fund Investor Shares	14.1%
Vanguard GNMA Fund Investor Shares	12.8
Vanguard Short-Term Investment-Grade Fund Investor Shares	12.7
Vanguard Long-Term Investment-Grade Fund Investor Shares	12.6
Vanguard U.S. Growth Fund Investor Shares	11.7
Vanguard International Growth Fund Investor Shares	9.6
Vanguard International Value Fund	9.0
Vanguard Windsor Fund Investor Shares	7.7
Vanguard PRIMECAP Fund Investor Shares	6.0
Vanguard Explorer™ Fund Investor Shares	3.8

The table reflects the fund's investments, except for short-term investments.

5

STAR Fund

Financial Statements

Schedule of Investments

As of October 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.3%)
Vanguard Windsor II Fund Investor Shares	95,542,908	3,329,670
Vanguard U.S. Growth Fund Investor Shares	47,888,635	2,744,019
Vanguard Windsor Fund Investor Shares	97,888,445	1,816,810
Vanguard PRIMECAP Fund Investor Shares	10,101,713	1,402,320
Vanguard Explorer Fund Investor Shares	8,074,493	891,747
		10,184,566
International Stock Funds (18.6%)
Vanguard International Growth Fund Investor Shares	53,734,358	2,256,843
Vanguard International Value Fund	65,253,427	2,119,431
		4,376,274
U.S. Bond Funds (38.1%)
Vanguard GNMA Fund Investor Shares	280,168,249	3,003,404
Vanguard Short-Term Investment-Grade Fund Investor Shares	273,644,620	3,001,882
Vanguard Long-Term Investment-Grade Fund Investor Shares	253,899,869	2,965,550
		8,970,836
Total Investment Companies (Cost $15,145,626)		23,531,676
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.112% (Cost $—)	2	—
Total Investments (100.0%) (Cost $15,145,626)		23,531,676
Other Assets and Liabilities—Net (0.0%)		(979)
Net Assets (100%)		23,530,697
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

6

STAR Fund

Statement of Assets and Liabilities

As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $15,145,626)	23,531,676
Receivables for Investment Securities Sold	13,490
Receivables for Accrued Income	16,345
Receivables for Capital Shares Issued	8,575
Total Assets	23,570,086
Liabilities
Due to Custodian	13,096
Payables for Investment Securities Purchased	16,345
Payables for Capital Shares Redeemed	9,948
Total Liabilities	39,389
Net Assets	23,530,697

At October 31, 2020, net assets consisted of:

Paid-in Capital	13,838,618
Total Distributable Earnings (Loss)	9,692,079
Net Assets	23,530,697

Net Assets
Applicable to 810,999,332 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)	23,530,697
Net Asset Value Per Share	$29.01

See accompanying Notes, which are an integral part of the Financial Statements.

7

STAR Fund

Statement of Operations

Year Ended
October 31, 2020
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	421,181
Other Income	35
Net Investment Income—Note B	421,216
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	651,439
Affiliated Funds Sold	706,346
Realized Net Gain (Loss)	1,357,785
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	678,501
Net Increase (Decrease) in Net Assets Resulting from Operations	2,457,502

See accompanying Notes, which are an integral part of the Financial Statements.

8

STAR Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	421,216	469,974
Realized Net Gain (Loss)	1,357,785	988,577
Change in Unrealized Appreciation (Depreciation)	678,501	1,098,776
Net Increase (Decrease) in Net Assets Resulting from Operations	2,457,502	2,557,327
Distributions[1]
Total Distributions	(1,308,703)	(1,306,462)
Capital Share Transactions
Issued	1,720,072	1,219,901
Issued in Lieu of Cash Distributions	1,237,210	1,238,073
Redeemed	(2,800,084)	(2,282,638)
Net Increase (Decrease) from Capital Share Transactions	157,198	175,336
Total Increase (Decrease)	1,305,997	1,426,201
Net Assets
Beginning of Period	22,224,700	20,798,499
End of Period	23,530,697	22,224,700

1 Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

9

STAR Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$27.51	$26.10	$27.15	$24.32	$24.76

Investment Operations

Net Investment Income	.515[1]	.576[1]	.537[1]	.503[1]	.470
Capital Gain Distributions Received	.797[1]	1.177[1]	.711[1]	.470[1]	.683
Net Realized and Unrealized Gain (Loss) on Investments	1.816	1.310	(1.070)	2.993	(.293)
Total from Investment Operations	3.128	3.063	.178	3.966	.860
Distributions
Dividends from Net Investment Income	(.544)	(.613)	(.514)	(.499)	(.477)
Distributions from Realized Capital Gains	(1.084)	(1.040)	(.714)	(.637)	(.823)
Total Distributions	(1.628)	(1.653)	(1.228)	(1.136)	(1.300)
Net Asset Value, End of Period	$29.01	$27.51	$26.10	$27.15	$24.32

Total Return[2]	11.75%	12.72%	0.54%	16.96%	3.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,531	$22,225	$20,798	$21,270	$18,715
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.87%	2.20%	1.98%	1.98%	1.95%
Portfolio Turnover Rate	26%	14%	11%	7%	12%

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

10

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

11

STAR Fund

borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2020, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At October 31, 2020, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	90,506
Total Distributable Earnings (Loss)	(90,506)

12

STAR Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	72,915
Undistributed Long-Term Gains	1,233,114
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	8,386,050

The tax character of distributions paid was as follows:

	Year Ended October 31,
	2020	2019
	Amount	Amount
	($000)	($000)
Ordinary Income*	489,081	582,555
Long-Term Capital Gains	819,622	723,907
Total	1,308,703	1,306,462

* Includes short-term capital gains, if any.

As of October 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	15,145,626
Gross Unrealized Appreciation	8,434,743
Gross Unrealized Depreciation	(48,693)
Net Unrealized Appreciation (Depreciation)	8,386,050

E.  Capital shares issued and redeemed were:

	Year Ended October 31,
	2020	2019
	Shares	Shares
	(000)	(000)
Issued	61,938	46,933
Issued in Lieu of Cash Distributions	45,139	51,615
Redeemed	(104,017)	(87,627)
Net Increase (Decrease) in Shares Outstanding	3,060	10,921

13

STAR Fund

F.   Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds	Realized				Oct. 31,
	2019		from	Net	Change in		Capital Gain	2020
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,845	NA1	NA1	3	—	7	—	—
Vanguard Explorer Fund	835,231	221,351	257,972	12,035	81,102	2,386	39,618	891,747
Vanguard GNMA Fund	2,758,781	998,724	781,846	(3,579)	31,324	54,614	—	3,003,404
Vanguard International Growth Fund	2,093,558	113,739	694,270	253,328	490,488	26,916	—	2,256,843
Vanguard International Value Fund	2,093,375	364,582	116,708	(23,737)	(198,081)	63,222	—	2,119,431
Vanguard Long-Term Investment- Grade Fund	2,793,967	1,013,604	986,807	63,701	81,085	92,072	53,383	2,965,550
Vanguard PRIMECAP Fund	1,345,064	230,930	187,443	5,544	8,225	16,231	79,337	1,402,320
Vanguard Short-Term Investment-Grade Fund	2,754,017	944,549	757,613	3,281	57,648	66,987	—	3,001,882
Vanguard U.S. Growth Fund	2,683,465	390,995	1,239,112	457,714	450,957	7,534	100,903	2,744,019
Vanguard Windsor Fund	1,713,977	690,255	355,084	(10,930)	(221,408)	35,227	137,972	1,816,810
Vanguard Windsor II Fund	3,153,875	963,314	633,666	(51,014)	(102,839)	55,985	240,226	3,329,670
Total	22,227,155	5,932,043	6,010,521	706,346	678,501	421,181	651,439	23,531,676

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.  Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.

14

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard STAR Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard STAR Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 15, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

15

Special 2020 tax information (unaudited) for Vanguard STAR Fund

This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $909,982,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $193,967,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 21.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund designates to shareholders foreign source income of $97,464,000 and foreign taxes paid of $7,325,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2021 to determine the calendar-year amounts to be included on their 2020 tax returns.

16

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays U.S. 1–5 Year Credit Bond Index (the Indices or Bloomberg Barclays Indices).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the STAR Fund (including the Long-Term Investment-Grade Fund, GNMA Fund, and Short-Term Investment-Grade Fund) and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the STAR Fund. The Indices are licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the STAR Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect to the Indices is the licensing of the Indices, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the STAR Fund or the owners of the STAR Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Indices in connection with the STAR Fund. Investors acquire the STAR Fund from Vanguard and investors neither acquire any interest in the Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the STAR Fund. The STAR Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the STAR Fund or the advisability of investing in securities generally or the ability of the Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the STAR Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the STAR Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the STAR Fund or any other third party into consideration in determining, composing or calculating the Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the STAR Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the STAR Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the STAR Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE STAR FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2020 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

17

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018– present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

John Galloway

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q560 122020

Annual Report  |  October 31, 2020
Vanguard Total International Stock
Index Fund
See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2020, Vanguard Total International Stock Index Fund returned about –2%.
•	The U.S. dollar declined against most other major currencies during the fiscal year, providing a boost to international equities.
•	The period was marked by the global spread of COVID-19 and efforts to contain it, including lockdowns, the shuttering of nonessential businesses, and travel restrictions. However, responses from policymakers, the start of trials for vaccines and treatments, and the easing of some pandemic-related restrictions eventually lifted investor sentiment. The U.S. stock market rebounded more strongly than emerging markets and much more than developed markets outside the United States.
•	Returns were hurt most by the fund’s large allocation to European stocks, particularly in the United Kingdom. Its allocation to emerging markets, especially China, helped performance.
•	Four of the fund’s 11 market sectors declined for the 12 months. Financials, energy, telecommunications, and utilities detracted from returns. Technology and health care made the largest positive contributions to the fund’s results.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	10.87%	10.63%	11.79%
Russell 2000 Index (Small-caps)	-0.14	2.19	7.27
Russell 3000 Index (Broad U.S. market)	10.15	10.04	11.48
FTSE All-World ex US Index (International)	-2.17	0.13	4.52
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	6.19%	5.06%	4.08%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	3.59	4.09	3.70
FTSE Three-Month U.S. Treasury Bill Index	0.86	1.62	1.15
CPI
Consumer Price Index	1.18%	1.82%	1.83%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2020
	Beginning Account Value 4/30/2020	Ending Account Value 10/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$1,137.40	$0.91
ETF Shares	1,000.00	1,138.00	0.43
AdmiralTM Shares	1,000.00	1,138.00	0.59
Institutional Shares	1,000.00	1,137.90	0.43
Institutional Plus Shares	1,000.00	1,138.00	0.38
Institutional Select Shares	1,000.00	1,138.10	0.24
Based on Hypothetical 5% Yearly Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$1,024.28	$0.87
ETF Shares	1,000.00	1,024.73	0.41
Admiral Shares	1,000.00	1,024.58	0.56
Institutional Shares	1,000.00	1,024.73	0.41
Institutional Plus Shares	1,000.00	1,024.79	0.36
Institutional Select Shares	1,000.00	1,024.91	0.23
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.08% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, 0.07% for Institutional Plus Shares, and 0.045% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).
3

Total International Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2010, Through October 31, 2020
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total International Stock Index Fund Investor Shares	-1.93%	4.48%	3.55%	$14,172
Spliced Total International Stock Index	-2.10	4.47	3.65	14,314
Spliced Total International Stock Index: Total International Composite Index through August 31, 2006; MSCI EAFE + Emerging Markets Index through December 15, 2010; MSCI ACWI ex USA IMI Index through June 2, 2013; and FTSE Global All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Since Inception (1/26/2011)	Final Value of a $10,000 Investment
Total International Stock Index Fund ETF Shares Net Asset Value	-1.88%	4.56%	3.15%	$13,541
Total International Stock Index Fund ETF Shares Market Price	-2.01	4.53	3.16	13,545
Spliced Total International Stock Index	-2.10	4.47	3.18	13,576
“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).
See Financial Highlights for dividend and capital gains information.
4

Total International Stock Index Fund
		Average Annual Total Returns Periods Ended October 31, 2020
	One Year	Five Years	Since Inception (11/29/2010)	Final Value of a $10,000 Investment
Total International Stock Index Fund Admiral Shares	-1.92%	4.55%	4.01%	$14,765
Spliced Total International Stock Index	-2.10	4.47	4.02	14,789
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (11/29/2010)	Final Value of a $5,000,000 Investment
Total International Stock Index Fund Institutional Shares	-1.89%	4.57%	4.03%	$7,402,694
Spliced Total International Stock Index	-2.10	4.47	4.02	7,393,046
“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Since Inception (11/30/2010)	Final Value of a $100,000,000 Investment
Total International Stock Index Fund Institutional Plus Shares	-1.88%	4.59%	4.17%	$149,974,710
Spliced Total International Stock Index	-2.10	4.47	4.14	149,505,480
“Since Inception” performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Since Inception (6/24/2016)	Final Value of a $3,000,000,000 Investment
Total International Stock Index Fund Institutional Select Shares	-1.85%	6.95%	$4,019,197,800
FTSE Global All Cap ex US Index	-2.10	6.83	3,999,031,200
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
5

Total International Stock Index Fund
Cumulative Returns of ETF Shares: January 26, 2011, Through October 31, 2020
	One Year	Five Years	Since Inception (1/26/2011)
Total International Stock Index Fund ETF Shares Market Price	-2.01%	24.81%	35.45%
Total International Stock Index Fund ETF Shares Net Asset Value	-1.88	25.00	35.41
Spliced Total International Stock Index	-2.10	24.44	35.76
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard(s).
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.
6

Total International Stock Index Fund
Fund Allocation
As of October 31, 2020
Basic Materials	7.1%
Consumer Discretionary	15.4
Consumer Staples	8.1
Energy	4.2
Financials	16.8
Health Care	9.8
Industrials	13.8
Other	0.0
Real Estate	3.6
Technology	13.8
Telecommunications	4.0
Utilities	3.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
7

Total International Stock Index Fund
Financial Statements
Schedule of Investments—Investments Summary
As of October 31, 2020
This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) four times in each fiscal year. For the second and fourth quarters the complete list of the fund’s holdings is available on vanguard.com and on Form N-CSR, or you can have it mailed to you without charge by calling 800-662-7447. For the first and third quarters of each fiscal year, the complete list of the fund’s holdings is available as an exhibit to its reports on Form N-PORT. The fund’s Form N-CSR and Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)	Percentage of Net Assets
Common Stocks
†Argentina*			—	0.0%
Australia
	CSL Ltd.	6,883,873	1,393,691	0.4%
	Commonwealth Bank of Australia	26,895,154	1,305,801	0.4%
	BHP Group Ltd.	44,682,609	1,071,115	0.3%
†	Other*,1,2,3		13,339,930	3.5%
			17,110,537	4.6%
†Austria*,1,2			565,186	0.1%
†Belgium*,1			2,490,187	0.7%
Brazil
	CPFL Energia SA	2,949,200	14,325	0.0%
†	Other*,1,2		5,486,903	1.5%
			5,501,228	1.5%
Canada
	Royal Bank of Canada	21,586,917	1,509,448	0.4%
	Shopify Inc. Class A (XTSE) *	1,637,208	1,509,321	0.4%
	Toronto-Dominion Bank	27,411,954	1,209,393	0.3%
	Canadian National Railway Co.	10,766,160	1,069,505	0.3%
	Shopify Inc. Class A (XNYS) *	3	3	0.0%
†	Other*,1,2		18,075,096	4.9%
			23,372,766	6.3%
†Chile*,1			581,094	0.2%
China
8

Total International Stock Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
Alibaba Group Holding Ltd. ADR*	26,647,584	8,119,251	2.2%
Tencent Holdings Ltd.	86,873,319	6,637,613	1.8%
Meituan Class B *	54,413,041	2,028,474	0.6%
JD.com Inc. ADR*	12,952,447	1,055,883	0.3%
China Construction Bank Corp. Class H	1,406,437,674	969,195	0.3%
Ping An Insurance Group Co. of China Ltd. Class H	84,475,698	873,451	0.3%
Industrial & Commercial Bank of China Ltd. Class H	1,204,061,436	683,744	0.2%
China Mobile Ltd.	79,845,242	488,377	0.2%
Bank of China Ltd. Class H	1,175,471,199	371,286	0.1%
China Life Insurance Co. Ltd. Class H	116,919,802	255,110	0.1%
CNOOC Ltd.	239,309,496	218,958	0.1%
China Resources Land Ltd.	42,656,934	174,453	0.1%
Alibaba Health Information Technology Ltd. *	63,561,147	166,685	0.1%
Agricultural Bank of China Ltd. Class H	489,638,854	166,583	0.1%
China Petroleum & Chemical Corp. Class H	391,461,280	152,854	0.1%
China Resources Beer Holdings Co. Ltd.	24,223,604	150,297	0.1%
China Overseas Land & Investment Ltd.	57,164,002	143,584	0.1%
Ping An Insurance Group Co. of China Ltd. Class A	9,462,247	110,118	0.1%
China Shenhua Energy Co. Ltd. Class H	54,687,506	94,754	0.1%
PetroChina Co. Ltd. Class H	316,184,919	88,797	0.1%
Postal Savings Bank of China Co. Ltd. Class H [2]	144,330,079	70,832	0.0%
China Telecom Corp. Ltd. Class H	215,875,616	67,765	0.0%
PICC Property & Casualty Co. Ltd. Class H	99,175,229	67,312	0.0%
China Tourism Group Duty Free Corp. Ltd. Class A	2,047,892	61,050	0.0%
China Resources Gas Group Ltd.	13,900,069	60,399	0.0%
Agricultural Bank of China Ltd. Class A	120,452,800	56,675	0.0%
China CITIC Bank Corp. Ltd. Class H	133,248,455	54,233	0.0%
Industrial & Commercial Bank of China Ltd. Class A	70,021,598	51,459	0.0%
CITIC Ltd.	71,365,252	51,022	0.0%
China Resources Cement Holdings Ltd.	35,283,470	46,201	0.0%
Sinopharm Group Co. Ltd. Class H	19,474,596	44,742	0.0%
China Yangtze Power Co. Ltd. Class A	13,672,600	38,788	0.0%
China Communications Construction Co. Ltd. Class H	70,984,149	37,169	0.0%
China Longyuan Power Group Corp. Ltd. Class H	53,492,346	36,664	0.0%
CGN Power Co. Ltd. Class H [2]	168,048,885	36,042	0.0%
People's Insurance Co. Group of China Ltd. Class H	120,072,409	35,728	0.0%
China Taiping Insurance Holdings Co. Ltd.	23,085,805	34,863	0.0%
JD.com Inc. Class A *	831,652	33,922	0.0%
Dongfeng Motor Group Co. Ltd. Class H	45,307,816	31,916	0.0%
China Galaxy Securities Co. Ltd. Class H	57,524,765	31,571	0.0%
China Resources Power Holdings Co. Ltd.	30,012,592	31,238	0.0%
Kunlun Energy Co. Ltd.	46,721,874	30,248	0.0%
China State Construction Engineering Corp. Ltd. Class A	39,283,238	30,030	0.0%
China Life Insurance Co. Ltd. Class A	4,082,678	28,169	0.0%
China Literature Ltd. *,1,2	3,376,755	27,741	0.0%
China Cinda Asset Management Co. Ltd. Class H	147,248,775	27,623	0.0%
Alibaba Pictures Group Ltd. *	207,926,993	27,155	0.0%
Bank of China Ltd. Class A	55,513,500	26,371	0.0%
Shanghai Baosight Software Co. Ltd. Class B	6,564,823	25,638	0.0%
CRRC Corp. Ltd. Class H	63,251,919	24,534	0.0%
Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,833,279	24,123	0.0%
Shenwan Hongyuan Group Co. Ltd. Class A	31,840,332	24,014	0.0%
China Merchants Port Holdings Co. Ltd.	20,356,510	21,638	0.0%
China Railway Construction Corp. Ltd. Class H	30,968,370	20,978	0.0%
AviChina Industry & Technology Co. Ltd. Class H	38,411,976	19,816	0.0%
9

Total International Stock Index Fund
	Shares	Market Value• ($000)	Percentage of Net Assets
Air China Ltd. Class H	30,065,059	19,450	0.0%
China State Construction International Holdings Ltd.	27,551,666	19,113	0.0%
China Huarong Asset Management Co. Ltd. Class H [2]	175,376,692	18,375	0.0%
China Oilfield Services Ltd. Class H	29,711,604	17,942	0.0%
Beijing Capital International Airport Co. Ltd. Class H	28,803,490	17,599	0.0%
Alibaba Group Holding Ltd. *	464,200	17,590	0.0%
China Southern Airlines Co. Ltd. Class H *,1	30,231,338	15,835	0.0%
CRRC Corp. Ltd. Class A	19,535,238	15,745	0.0%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	7,345,900	15,463	0.0%
China Overseas Property Holdings Ltd.	21,029,808	15,273	0.0%
China Petroleum & Chemical Corp. Class A	24,033,316	14,011	0.0%
China Power International Development Ltd.	69,873,907	13,454	0.0%
China Resources Pharmaceutical Group Ltd. [2]	26,786,004	13,391	0.0%
China Shenhua Energy Co. Ltd. Class A	5,179,666	12,896	0.0%
China Construction Bank Corp. Class A	13,701,201	12,876	0.0%
Citic Pacific Special Steel Group Co. Ltd. Class A	5,222,747	12,606	0.0%
Daqin Railway Co. Ltd. Class A	12,890,855	12,347	0.0%
Baoshan Iron & Steel Co. Ltd. Class A	14,587,544	11,649	0.0%
China Railway Construction Corp. Ltd. Class A	9,139,100	11,392	0.0%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	59,269,134	10,954	0.0%
China CITIC Bank Corp. Ltd. Class A	13,172,984	9,939	0.0%
Angang Steel Co. Ltd. Class H	33,407,390	9,809	0.0%
China Southern Airlines Co. Ltd. Class A *	11,567,900	9,533	0.0%
Sinotrans Ltd. Class H	30,296,377	8,972	0.0%
China Reinsurance Group Corp. Class H	93,509,251	8,950	0.0%
Zhongjin Gold Corp. Ltd. Class A	6,252,590	8,735	0.0%
Sinopec Engineering Group Co. Ltd. Class H	21,308,780	8,283	0.0%
China National Nuclear Power Co. Ltd. Class A	11,432,331	7,577	0.0%
China Railway Signal & Communication Corp. Ltd. Class H [1,2]	22,361,867	7,375	0.0%
China Coal Energy Co. Ltd. Class H	28,188,267	6,886	0.0%
Dongxing Securities Co. Ltd. Class A	3,379,722	6,175	0.0%
China Merchants Energy Shipping Co. Ltd. Class A	6,941,021	6,002	0.0%
China Spacesat Co. Ltd. Class A	1,179,800	5,537	0.0%
Power Construction Corp. of China Ltd. Class A	8,589,609	4,937	0.0%
China Great Wall Securities Co. Ltd. Class A	2,607,700	4,836	0.0%
China National Medicines Corp. Ltd. Class A	744,288	4,774	0.0%
Sinopec Kantons Holdings Ltd.	13,194,826	4,770	0.0%
FAW Jiefang Group Co. Ltd. Class A	2,355,985	4,367	0.0%
Heilongjiang Agriculture Co. Ltd. Class A	1,655,300	4,310	0.0%
China Merchants Property Operation & Service Co. Ltd. Class A	1,110,200	4,228	0.0%
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,019,086	4,127	0.0%
Shanghai Electric Power Co. Ltd. Class A	3,762,408	4,021	0.0%
Unisplendour Corp. Ltd. Class A	1,195,252	3,935	0.0%
AVICOPTER plc Class A	522,391	3,912	0.0%
China Satellite Communications Co. Ltd. Class A	1,500,500	3,895	0.0%
Maanshan Iron & Steel Co. Ltd. Class H [1]	16,580,000	3,832	0.0%
China CSSC Holdings Ltd. Class A	1,414,664	3,771	0.0%
China Zhenhua Group Science & Technology Co. Ltd. Class A	597,000	3,735	0.0%
China Coal Energy Co. Ltd. Class A	6,312,254	3,711	0.0%
Grandjoy Holdings Group Co. Ltd. Class A	5,121,346	3,495	0.0%
CSSC Offshore & Marine Engineering Group Co. Ltd. Class A	887,320	3,444	0.0%
China National Chemical Engineering Co. Ltd. Class A	4,344,380	3,441	0.0%
China Galaxy Securities Co. Ltd. Class A	1,946,400	3,424	0.0%
10

Total International Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	China BlueChemical Ltd. Class H	24,039,479	3,419	0.0%
	China Foods Ltd.	9,816,535	3,361	0.0%
	China National Accord Medicines Corp. Ltd. Class B	1,141,349	3,251	0.0%
	China Communications Construction Co. Ltd. Class A	2,715,418	3,005	0.0%
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	2,032,104	2,943	0.0%
	CSSC Offshore & Marine Engineering Group Co. Ltd. Class H	2,975,622	2,916	0.0%
	Haohua Chemical Science & Technology Co. Ltd. Class A	858,600	2,867	0.0%
	Cinda Real Estate Co. Ltd. Class A	4,545,101	2,831	0.0%
	Harbin Electric Co. Ltd. Class H	9,752,569	2,774	0.0%
	Guangxi Guiguan Electric Power Co. Ltd. Class A	4,169,684	2,765	0.0%
	Sinotrans Ltd. Class A	4,361,621	2,663	0.0%
	Shennan Circuits Co. Ltd. Class A	164,454	2,659	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	6,711,676	2,581	0.0%
	Sinochem International Corp. Class A	3,135,403	2,452	0.0%
	CGN New Energy Holdings Co. Ltd. *	18,557,020	2,448	0.0%
	CGN Power Co. Ltd. Class A	5,977,400	2,441	0.0%
	Sinopec Oilfield Service Corp. Class H *	37,902,225	2,353	0.0%
	China Machinery Engineering Corp. Class H	11,757,836	2,264	0.0%
	China National Accord Medicines Corp. Ltd. Class A	294,518	2,190	0.0%
	Norinco International Cooperation Ltd. Class A	1,988,765	2,158	0.0%
	Offshore Oil Engineering Co. Ltd. Class A	3,393,100	2,149	0.0%
	China Merchants Land Ltd.	13,605,717	1,974	0.0%
	Sinofert Holdings Ltd.	21,881,479	1,952	0.0%
	Shanghai Baosight Software Co. Ltd. Class A	205,093	1,948	0.0%
	CNOOC Energy Technology & Services Ltd. Class A	5,421,800	1,873	0.0%
	Air China Ltd. Class A	1,803,100	1,831	0.0%
	Bluestar Adisseo Co. Class A	955,212	1,785	0.0%
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	1,166,584	1,672	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,379,500	1,671	0.0%
	SGIS Songshan Co. Ltd. Class A	2,641,700	1,661	0.0%
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,612,724	1,652	0.0%
	Grinm Advanced Materials Co. Ltd. Class A	769,100	1,582	0.0%
	China Merchants Port Group Co. Ltd. Class A	662,174	1,487	0.0%
	Sinopec Oilfield Service Corp. Class A *	5,612,900	1,478	0.0%
	China CAMC Engineering Co. Ltd. Class A	1,338,800	1,388	0.0%
	China Aluminum International Engineering Corp. Ltd. Class A	2,579,200	1,347	0.0%
	ADAMA Ltd. Class A	1,082,988	1,306	0.0%
	Angang Steel Co. Ltd. Class A	3,158,750	1,247	0.0%
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	1,222	0.0%
	Maanshan Iron & Steel Co. Ltd. Class A	3,004,861	1,159	0.0%
	China Oilfield Services Ltd. Class A	703,200	1,144	0.0%
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	631,200	905	0.0%
	China West Construction Group Co. Ltd. Class A	529,077	722	0.0%
†	Other*,1,2,3		20,124,415	5.0%
			44,983,746	12.1%
†Colombia*,1			236,666	0.1%
†Czech Republic*,2			102,866	0.0%
Denmark
11

Total International Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
	Novo Nordisk A/S Class B	24,485,783	1,561,352	0.4%
†	Other*,1,2		3,980,322	1.1%
			5,541,674	1.5%
†Egypt*			140,190	0.0%
†Finland*,1			3,142,015	0.8%
France
	LVMH Moet Hennessy Louis Vuitton SE	3,770,629	1,767,474	0.5%
	Sanofi	16,529,846	1,492,536	0.4%
	TOTAL SE	36,719,953	1,112,494	0.3%
	Schneider Electric SE	7,976,805	969,234	0.3%
	L'Oreal SA Loyalty Shares *	2,718,112	878,454	0.3%
	Air Liquide SA Loyalty Shares *	5,230,422	764,888	0.2%
	L'Oreal SA	911,787	294,676	0.1%
	Air Liquide SA	1,804,189	263,842	0.1%
†	Other*,1,2,3		13,571,379	3.5%
			21,114,977	5.7%
Germany
	SAP SE	17,011,583	1,814,875	0.5%
	Siemens AG (Registered)	11,575,680	1,358,013	0.4%
	Allianz SE (Registered)	6,287,823	1,107,629	0.3%
	adidas AG *	2,916,002	866,359	0.2%
†	Other*,1,2		14,431,193	3.9%
			19,578,069	5.3%
†Greece*,3			219,470	0.1%
Hong Kong
	AIA Group Ltd.	183,437,218	1,745,804	0.5%
	Hong Kong Exchanges & Clearing Ltd.	19,226,452	921,307	0.3%
	BOC Hong Kong Holdings Ltd.	54,925,206	152,554	0.1%
	Sun Art Retail Group Ltd.	34,272,054	37,132	0.0%
	BOC Aviation Ltd. [2]	3,307,990	20,484	0.0%
	Nexteer Automotive Group Ltd.	12,287,497	10,261	0.0%
	MMG Ltd. *,1	36,245,852	8,596	0.0%
	CITIC Telecom International Holdings Ltd.	20,676,811	6,568	0.0%
	China Travel International Investment Hong Kong Ltd.	35,486,718	4,541	0.0%
	CITIC Resources Holdings Ltd.	27,232,891	1,075	0.0%
	Shenwan Hongyuan HK Ltd.	3,241,709	360	0.0%
†	Other*,1,2,3		5,076,840	1.2%
			7,985,522	2.1%
†Hungary*,1			194,665	0.1%
India
	Reliance Industries Ltd.	47,300,440	1,311,394	0.4%
	Nestle India Ltd.	399,652	92,498	0.1%
†	Other*,2,3		8,759,318	2.2%
			10,163,210	2.7%
†Indonesia*,3			1,472,438	0.4%
12

Total International Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
†Ireland*,3			1,052,114	0.3%
†Israel*			1,254,075	0.3%
Italy
	Enel SpA	117,939,387	937,678	0.3%
	Pirelli & C SpA *,2	5,949,758	24,807	0.0%
†	Other*,1,2,3		4,234,710	1.1%
			5,197,195	1.4%
Japan
	Toyota Motor Corp.	37,259,607	2,445,978	0.7%
	Sony Corp.	18,470,998	1,539,862	0.4%
	SoftBank Group Corp.	22,345,243	1,455,431	0.4%
	Keyence Corp.	2,730,266	1,239,056	0.4%
	Nintendo Co. Ltd.	1,614,455	872,918	0.3%
	Chugai Pharmaceutical Co. Ltd.	9,833,500	379,573	0.1%
†	Other*,1		55,384,444	14.7%
			63,317,262	17.0%
†Kuwait*			696,953	0.2%
Malaysia
	Nestle Malaysia Bhd.	966,870	32,419	0.0%
†	Other*,2		2,146,887	0.6%
			2,179,306	0.6%
†Malta*,3			—	0.0%
†Mexico*,2			1,910,365	0.5%
Netherlands
	ASML Holding NV	6,057,087	2,191,473	0.6%
	Unilever NV [1]	22,020,552	1,241,381	0.3%
†	Other*,1,2,3		6,315,453	1.7%
			9,748,307	2.6%
†New Zealand*,1,3			1,182,804	0.3%
Norway
	Elkem ASA [2]	3,664,580	7,794	0.0%
†	Other*,2		1,735,206	0.5%
			1,743,000	0.5%
Other[4]
	Vanguard FTSE Emerging Markets ETF [5]	15,759,336	690,416	0.2%
†Pakistan*			100,431	0.0%
†Philippines*,2,3			940,614	0.3%
†Poland*,1,2,3			641,275	0.2%
†Portugal*,1			447,270	0.1%
13

Total International Stock Index Fund
		Shares	Market Value• ($000)	Percentage of Net Assets
†Qatar*			883,120	0.2%
†Romania			23,057	0.0%
†Russia*			2,305,605	0.6%
†Saudi Arabia*,2			3,027,774	0.8%
Singapore
	COSCO Shipping International Singapore Co. Ltd. *	11,822,194	1,586	0.0%
†	Other*,1,3		2,743,933	0.7%
			2,745,519	0.7%
South Africa
	Naspers Ltd. *	6,394,443	1,248,372	0.4%
†	Other*,1,2,3		2,585,899	0.6%
			3,834,271	1.0%
South Korea
	Samsung Electronics Co. Ltd.	70,541,364	3,545,806	1.0%
	Samsung Electronics Co. Ltd. Preference Shares	13,317,887	592,445	0.2%
	Tongyang Life Insurance Co. Ltd.	360,906	1,008	0.0%
†	Other*,1,2,3		9,451,902	2.5%
			13,591,161	3.7%
Spain
	Iberdrola SA	90,028,911	1,063,023	0.3%
†	Other*,1,2,3		3,924,797	1.0%
			4,987,820	1.3%
†Sweden*,1,2,3			8,444,028	2.3%
Switzerland
	Nestle SA (Registered)	42,276,175	4,755,137	1.3%
	Roche Holding AG	10,630,616	3,415,952	0.9%
	Novartis AG (Registered)	32,584,375	2,539,059	0.7%
	Roche Holding AG (Bearer)	342,871	110,473	0.0%
†	Other*,1,2,3		10,193,039	2.8%
			21,013,660	5.7%
Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.	364,593,748	5,516,185	1.5%
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	45	4	0.0%
†	Other*,3		10,107,561	2.7%
			15,623,750	4.2%
†Thailand*,1,3			2,424,362	0.7%
†Turkey*,2,3			474,871	0.1%
†United Arab Emirates*,3			708,531	0.2%
United Kingdom
	AstraZeneca plc	19,936,064	2,001,690	0.6%
	HSBC Holdings plc	308,959,159	1,294,723	0.4%
	GlaxoSmithKline plc	74,653,393	1,246,599	0.4%
	Diageo plc	34,717,376	1,121,992	0.3%
14

Total International Stock Index Fund
			Shares	Market Value• ($000)	Percentage of Net Assets
		British American Tobacco plc	34,669,546	1,098,865	0.3%
		Unilever plc	16,502,274	940,446	0.3%
		Rio Tinto plc	16,441,390	929,948	0.3%
		Royal Dutch Shell plc Class A	63,367,595	797,132	0.2%
		Royal Dutch Shell plc Class B	55,125,157	664,773	0.2%
		British American Tobacco plc ADR	13,392	427	0.0%
†		Other*,1,2,3		21,303,446	5.4%
				31,400,041	8.4%
Total Common Stocks (Cost $350,490,430)				367,085,463	98.7%
		Coupon
Temporary Cash Investments
Money Market Fund
	Vanguard Market Liquidity Fund[6,7]	0.112%	65,780,151	6,578,015	1.8%

†U.S. Government and Agency Obligations[8]				378,059	0.1%
Total Temporary Cash Investments (Cost $6,955,167)				6,956,074	1.9%
Total Investments (Cost $357,445,597)				374,041,537	100.6%
Other Assets and Liabilities—Net				(2,294,201)	(0.6%)
Net Assets				371,747,336	100.0%
Cost is in $000.
•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Includes non-income producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,575,519,000.
2	Certain securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $9,065,556,000, representing 2.4% of net assets.
3	Certain securities value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $5,010,667,000 was received for securities on loan.
8	Securities with a value of $358,333,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
15

Total International Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2020	30,538	1,052,401	(116,597)
E-mini S&P 500 Index	December 2020	600	97,941	(1,261)
FTSE 100 Index	December 2020	7,058	508,706	(40,261)
MSCI Emerging Market Index	December 2020	17,930	987,853	(1,378)
S&P TSX 60 Index	December 2020	2,773	385,219	(16,723)
S&P ASX 200 Index	December 2020	2,667	276,040	(658)
Topix Index	December 2020	5,847	878,488	(14,855)
				(191,733)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Royal Bank of Canada	1/14/21	AUD	491,295	USD	354,636	—	(9,169)
Toronto Dominion Bank	1/14/21	AUD	92,915	USD	65,343	—	(7)
Goldman Sachs International	1/14/21	CAD	453,525	USD	338,307	2,235	—
Toronto Dominion Bank	1/14/21	EUR	1,013,628	USD	1,184,404	—	(1,719)
Royal Bank of Canada	1/14/21	EUR	60,926	USD	71,091	—	(3)
Goldman Sachs International	1/14/21	GBP	385,823	USD	495,846	4,280	—
HSBC Bank USA, N.A.	1/14/21	GBP	4,162	USD	5,395	—	—
Toronto Dominion Bank	1/14/21	JPY	92,245,828	USD	882,543	—	(460)
Deutsche Bank AG	1/14/21	JPY	8,289,710	USD	79,276	—	(8)
Bank of America, N.A.	1/14/21	USD	246,527	CHF	227,661	—	(2,353)
State Street Bank & Trust Co.	1/14/21	USD	175,157	EUR	150,000	139	—
Bank of America, N.A.	1/14/21	USD	45,954	HKD	356,437	—	(20)
Royal Bank of Canada	1/14/21	USD	474,003	JPY	50,000,000	—	(4,112)
16

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	1/4/21	USD	7,654	JPY	810,250	—	(93)
HSBC Bank USA, N.A.	1/14/21	USD	74,462	KRW	87,262,181	—	(2,449)
						6,654	(20,393)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
FTSE China A Stock Connect CNY Net Tax Index	6/22/21	JPMC	241,849	(0.148)	9,437	—
Northview Apartment REIT	9/2/21	BOANA	23,584	(0.148)	88	—
					9,525	—
1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
JPMC—JP Morgan Chase Bank.
REIT—Real Estate Investment Trust
At October 31, 2020, counterparties had deposited in a segregated account securities with a value of $18,431,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Total International Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $350,236,253)	366,773,106
Affiliated Issuers (Cost $7,209,344)	7,268,431
Total Investments in Securities	374,041,537
Investment in Vanguard	16,813
Cash	346,578
Foreign Currency, at Value (Cost $945,224)	941,805
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	19,880
Receivables for Investment Securities Sold	221,787
Receivables for Accrued Income	1,226,642
Receivables for Capital Shares Issued	2,803,595
Unrealized Appreciation—Forward Currency Contracts	6,654
Unrealized Appreciation—Over-the-Counter Swap Contracts	9,525
Total Assets	379,634,816
Liabilities
Payables for Investment Securities Purchased	372,873
Collateral for Securities on Loan	5,010,667
Payables for Capital Shares Redeemed	2,342,800
Payables to Vanguard	21,833
Variation Margin Payable—Futures Contracts	32,163
Unrealized Depreciation—Forward Currency Contracts	20,393
Deferred Foreign Capital Gains Taxes	86,751
Total Liabilities	7,887,480
Net Assets	371,747,336
18

Total International Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	370,786,221
Total Distributable Earnings (Loss)	961,115
Net Assets	371,747,336

Investor Shares—Net Assets
Applicable to 9,500,177,264 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	155,670,333
Net Asset Value Per Share—Investor Shares	$16.39

ETF Shares—Net Assets
Applicable to 555,075,580 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,294,117
Net Asset Value Per Share—ETF Shares	$50.97

Admiral Shares—Net Assets
Applicable to 2,351,434,791 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	64,452,449
Net Asset Value Per Share—Admiral Shares	$27.41

Institutional Shares—Net Assets
Applicable to 289,524,559 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,735,324
Net Asset Value Per Share—Institutional Shares	$109.61

Institutional Plus Shares—Net Assets
Applicable to 762,079,225 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	83,549,875
Net Asset Value Per Share—Institutional Plus Shares	$109.63

Institutional Select Shares—Net Assets
Applicable to 69,661,453 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,045,238
Net Asset Value Per Share—Institutional Select Shares	$115.49
See accompanying Notes, which are an integral part of the Financial Statements.
19

Total International Stock Index Fund
Statement of Operations

Year Ended October 31, 2020
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	9,927,585
Dividends—Affiliated Issuers	19,113
Interest—Unaffiliated Issuers	2,159
Interest—Affiliated Issuers	25,336
Securities Lending—Net	194,907
Total Income	10,169,100
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9,346
Management and Administrative—Investor Shares	228,558
Management and Administrative—ETF Shares	12,670
Management and Administrative—Admiral Shares	64,779
Management and Administrative—Institutional Shares	20,928
Management and Administrative—Institutional Plus Shares	66,529
Management and Administrative—Institutional Select Shares	2,649
Marketing and Distribution—Investor Shares	15,209
Marketing and Distribution—ETF Shares	857
Marketing and Distribution—Admiral Shares	4,112
Marketing and Distribution—Institutional Shares	998
Marketing and Distribution—Institutional Plus Shares	1,619
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	32,197
Auditing Fees	299
Shareholders’ Reports—Investor Shares	1,838
Shareholders’ Reports—ETF Shares	743
Shareholders’ Reports—Admiral Shares	1,079
Shareholders’ Reports—Institutional Shares	413
Shareholders’ Reports—Institutional Plus Shares	150
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	254
Total Expenses	465,227
Net Investment Income	9,703,873
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	5,178,264
Investment Securities Sold—Affiliated Issuers	(404)
Futures Contracts	(258,694)
Swap Contracts	41,459
20

Total International Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2020
($000)
Forward Currency Contracts	87,066
Foreign Currencies	(65,420)
Realized Net Gain (Loss)	4,982,271
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	(17,831,206)
Investment Securities—Affiliated Issuers	30,973
Futures Contracts	(298,924)
Swap Contracts	9,525
Forward Currency Contracts	(54,827)
Foreign Currencies	36,308
Change in Unrealized Appreciation (Depreciation)	(18,108,151)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,422,007)
1	Dividends are net of foreign withholding taxes of $1,048,245,000.
2	Includes $15,547,579,000 of the net gain (loss) resulting from in-kind redemptions.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($60,864,000)
See accompanying Notes, which are an integral part of the Financial Statements.
21

Total International Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2020 ($000)	2019 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,703,873	11,783,400
Realized Net Gain (Loss)	4,982,271	578,017
Change in Unrealized Appreciation (Depreciation)	(18,108,151)	26,696,690
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,422,007)	39,058,107
Distributions[1]
Investor Shares	(3,764,242)	(4,100,371)
ETF Shares	(524,950)	(381,379)
Admiral Shares	(1,805,972)	(2,146,982)
Institutional Shares	(829,917)	(953,127)
Institutional Plus Shares	(2,982,699)	(3,219,406)
Institutional Select Shares	(198,270)	(215,376)
Total Distributions	(10,106,050)	(11,016,641)
Capital Share Transactions
Investor Shares	11,858,899	12,013,558
ETF Shares	12,954,076	4,918,475
Admiral Shares	(8,423,716)	5,708,579
Institutional Shares	(331,725)	2,569,424
Institutional Plus Shares	(32,925,289)	16,577,443
Institutional Select Shares	4,963,364	(8,994,903)
Net Increase (Decrease) from Capital Share Transactions	(11,904,391)	32,792,576
Total Increase (Decrease)	(25,432,448)	60,834,042
Net Assets
Beginning of Period	397,179,784	336,345,742
End of Period	371,747,336	397,179,784
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Total International Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$17.13	$15.91	$17.91	$14.88	$15.11
Investment Operations
Net Investment Income	.389[1]	.524[1]	.500[1]	.444[1]	.422
Net Realized and Unrealized Gain (Loss) on Investments	(.718)	1.186	(2.016)	3.028	(.243)
Total from Investment Operations	(.329)	1.710	(1.516)	3.472	.179
Distributions
Dividends from Net Investment Income	(.411)	(.490)	(.484)	(.442)	(.409)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.411)	(.490)	(.484)	(.442)	(.409)
Net Asset Value, End of Period	$16.39	$17.13	$15.91	$17.91	$14.88
Total Return[2]	-1.93%	10.98%	-8.71%	23.70%	1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$155,670	$148,795	$126,319	$116,279	$87,010
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.39%	3.19%	2.81%	2.73%	2.95%
Portfolio Turnover Rate[3]	7%	4%	3%	3%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Total International Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$53.30	$49.50	$55.70	$46.28	$47.00
Investment Operations
Net Investment Income	1.251[1]	1.677[1]	1.612[1]	1.420[1]	1.344
Net Realized and Unrealized Gain (Loss) on Investments	(2.256)	3.696	(6.269)	9.404	(.763)
Total from Investment Operations	(1.005)	5.373	(4.657)	10.824	.581
Distributions
Dividends from Net Investment Income	(1.325)	(1.573)	(1.543)	(1.404)	(1.301)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.325)	(1.573)	(1.543)	(1.404)	(1.301)
Net Asset Value, End of Period	$50.97	$53.30	$49.50	$55.70	$46.28
Total Return	-1.88%	11.11%	-8.63%	23.76%	1.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,294	$16,293	$10,389	$9,670	$6,377
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.46%	3.28%	2.89%	2.79%	3.02%
Portfolio Turnover Rate[2]	7%	4%	3%	3%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Total International Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$28.66	$26.61	$29.95	$24.89	$25.27
Investment Operations
Net Investment Income	.658[1]	.892[1]	.858[1]	.761[1]	.722
Net Realized and Unrealized Gain (Loss) on Investments	(1.205)	1.993	(3.369)	5.053	(.400)
Total from Investment Operations	(.547)	2.885	(2.511)	5.814	.322
Distributions
Dividends from Net Investment Income	(.703)	(.835)	(.829)	(.754)	(.702)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.703)	(.835)	(.829)	(.754)	(.702)
Net Asset Value, End of Period	$27.41	$28.66	$26.61	$29.95	$24.89
Total Return[2]	-1.92%	11.08%	-8.63%	23.73%	1.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64,452	$76,314	$65,363	$65,249	$45,154
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.40%	3.25%	2.87%	2.79%	3.02%
Portfolio Turnover Rate[3]	7%	4%	3%	3%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Total International Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$114.61	$106.43	$119.77	$99.52	$101.07
Investment Operations
Net Investment Income	2.670[1]	3.597[1]	3.461[1]	3.062[1]	2.907
Net Realized and Unrealized Gain (Loss) on Investments	(4.826)	7.960	(13.460)	20.229	(1.632)
Total from Investment Operations	(2.156)	11.557	(9.999)	23.291	1.275
Distributions
Dividends from Net Investment Income	(2.844)	(3.377)	(3.341)	(3.041)	(2.825)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.844)	(3.377)	(3.341)	(3.041)	(2.825)
Net Asset Value, End of Period	$109.61	$114.61	$106.43	$119.77	$99.52
Total Return	-1.89%	11.10%	-8.60%	23.78%	1.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,735	$33,476	$28,563	$29,794	$19,692
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.44%	3.27%	2.90%	2.81%	3.04%
Portfolio Turnover Rate[2]	7%	4%	3%	3%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Total International Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$114.63	$106.45	$119.79	$99.54	$101.08
Investment Operations
Net Investment Income	2.726[1]	3.617[1]	3.470[1]	3.086[1]	2.926
Net Realized and Unrealized Gain (Loss) on Investments	(4.871)	7.947	(13.454)	20.228	(1.622)
Total from Investment Operations	(2.145)	11.564	(9.984)	23.314	1.304
Distributions
Dividends from Net Investment Income	(2.855)	(3.384)	(3.356)	(3.064)	(2.844)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.855)	(3.384)	(3.356)	(3.064)	(2.844)
Net Asset Value, End of Period	$109.63	$114.63	$106.45	$119.79	$99.54
Total Return	-1.88%	11.10%	-8.58%	23.80%	1.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$83,550	$118,865	$94,242	$88,781	$64,511
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.50%	3.29%	2.91%	2.83%	3.06%
Portfolio Turnover Rate[2]	7%	4%	3%	3%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Total International Stock Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,				June 24, 2016[1] to October 31, 2016
	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$120.75	$112.10	$126.15	$104.82	$97.20
Investment Operations
Net Investment Income	2.896[2]	3.421[2]	3.679[2]	3.303[2]	.914
Net Realized and Unrealized Gain (Loss) on Investments	(5.120)	8.783	(14.163)	21.274	7.340
Total from Investment Operations	(2.224)	12.204	(10.484)	24.577	8.254
Distributions
Dividends from Net Investment Income	(3.036)	(3.554)	(3.566)	(3.247)	(.634)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.036)	(3.554)	(3.566)	(3.247)	(.634)
Net Asset Value, End of Period	$115.49	$120.75	$112.10	$126.15	$104.82
Total Return	-1.85%	11.13%	-8.56%	23.83%	8.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,045	$3,437	$11,470	$5,863	$1,599
Ratio of Total Expenses to Average Net Assets	0.045%	0.045%	0.045%	0.045%	0.045%[3]
Ratio of Net Investment Income to Average Net Assets	2.52%	2.98%	2.93%	2.85%	3.09%[3]
Portfolio Turnover Rate[4]	7%	4%	3%	3%	3%[5]
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Reflects the fund’s portfolio turnover for the fiscal year ended October 31, 2016.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Total International Stock Index Fund
Notes to Financial Statements
Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
29

Total International Stock Index Fund
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2020, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2020, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
30

Total International Stock Index Fund
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of the swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
31

Total International Stock Index Fund
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
32

Total International Stock Index Fund
For the year ended October 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax, if any, is accrued daily based upon applicable net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2020, the fund had contributed to Vanguard capital in the amount of $16,813,000, representing less than 0.01% of the fund’s net assets and 6.72% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
33

Total International Stock Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	30,747,398	854,721	—	31,602,119
Common Stocks—Other	14,731,322	320,594,422	157,600	335,483,344
Temporary Cash Investments	6,578,015	378,059	—	6,956,074
Total	52,056,735	321,827,202	157,600	374,041,537

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	6,654	—	6,654
Swap Contracts	—	9,525	—	9,525
Total	—	16,179	—	16,179
Liabilities
Futures Contracts[1]	32,163	—	—	32,163
Forward Currency Contracts	—	20,393	—	20,393
Total	32,163	20,393	—	52,556
1	Represents variation margin on the last day of the reporting period.
D.  At October 31, 2020, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	6,654	6,654
Unrealized Appreciation—Swap Contracts	9,525	—	9,525
Total Assets	9,525	6,654	16,179

Variation Margin Payable—Futures Contracts	32,163	—	32,163
Unrealized Depreciation—Forward Currency Contracts	—	20,393	20,393
Total Liabilities	32,163	20,393	52,556
34

Total International Stock Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2020, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(258,694)	—	(258,694)
Forward Currency Contracts	—	87,066	87,066
Swap Contracts	41,459	—	41,459
Realized Net Gain (Loss) on Derivatives	(217,235)	87,066	(130,169)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(298,924)	—	(298,924)
Forward Currency Contracts	—	(54,827)	(54,827)
Swap Contracts	9,525	—	9,525
Change in Unrealized Appreciation (Depreciation) on Derivatives	(289,399)	(54,827)	(344,226)
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	15,263,546
Total Distributable Earnings (Loss)	(15,263,546)
Temporary differences between book-basis and tax-basis components of total distributable earnings (losses) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (losses) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	3,020,045
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(17,227,703)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	15,168,773
35

Total International Stock Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income	10,106,050	11,016,641
Long-Term Capital Gains	—	—
Total	10,106,050	11,016,641
As of October 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	358,776,865
Gross Unrealized Appreciation	92,828,154
Gross Unrealized Depreciation	(77,595,738)
Net Unrealized Appreciation (Depreciation)	15,232,416
F.  During the year ended October 31, 2020, the fund purchased $50,354,100,000 of investment securities and sold $63,765,963,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,564,002,000 and $35,683,934,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	22,608,974	1,494,035	16,308,384	1,002,637
Issued in Lieu of Cash Distributions	3,764,242	227,169	4,095,575	253,737
Redeemed[1]	(14,514,317)	(905,972)	(8,390,401)	(510,872)
Net Increase (Decrease)—Investor Shares	11,858,899	815,232	12,013,558	745,502
ETF Shares
Issued	13,007,965	250,481	4,918,475	95,817
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(53,889)	(1,100)	—	—
Net Increase (Decrease)—ETF Shares	12,954,076	249,381	4,918,475	95,817
Admiral Shares
Issued[1]	13,328,313	509,348	17,359,372	633,623
Issued in Lieu of Cash Distributions	1,557,343	56,065	1,855,233	68,721
Redeemed	(23,309,372)	(876,912)	(13,506,026)	(495,508)
Net Increase (Decrease)—Admiral Shares	(8,423,716)	(311,499)	5,708,579	206,836
36

Total International Stock Index Fund
	Year Ended October 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	7,265,482	68,597	7,140,275	65,260
Issued in Lieu of Cash Distributions	772,537	6,967	889,806	8,246
Redeemed	(8,369,744)	(78,134)	(5,460,657)	(49,786)
Net Increase (Decrease)—Institutional Shares	(331,725)	(2,570)	2,569,424	23,720
Institutional Plus Shares
Issued	19,265,758	188,833	17,896,620	163,180
Issued in Lieu of Cash Distributions	2,966,518	26,848	3,197,499	29,580
Redeemed	(55,157,565)	(490,546)	(4,516,676)	(41,158)
Net Increase (Decrease)—Institutional Plus Shares	(32,925,289)	(274,865)	16,577,443	151,602
Institutional Select Shares
Issued	8,382,308	71,567	1,267,542	11,114
Issued in Lieu of Cash Distributions	198,270	1,705	215,376	1,957
Redeemed	(3,617,214)	(32,070)	(10,477,821)	(86,930)
Net Increase (Decrease)—Institutional Select Shares	4,963,364	41,202	(8,994,903)	(73,859)
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 49,000 and 29,000 shares, respectively, in the amount of $846,000 from the conversion during the year ended October 31, 2020. Investor Shares—Redeemed and Admiral Shares—Issued include 171,037,000 and 102,272,000 shares, respectively, in the amount of $2,851,274,000 from the conversion during the year ended October 31, 2019.
H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2019 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2020 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	659,528	—	—	—	30,888	19,113	—	690,416
Vanguard Market Liquidity Fund	8,639,514	NA1	NA1	(404)	85	25,336	—	6,578,015
Total	9,299,042			(404)	30,973	44,449	—	7,268,431
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to October 31, 2020, that would require recognition or disclosure in these financial statements.
37

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard Total International Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments-investments summary, of Vanguard Total International Stock Index Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the "Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2020
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
38

Special 2020 tax information (unaudited) for Vanguard Total International Stock
Index Fund
This information for the fiscal year ended October 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $6,923,899,000 of qualified dividend income to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $10,969,584,000 and foreign taxes paid of $899,293,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2021 to determine the calendar-year amounts to be included on their 2020 tax returns.
39

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
40

This page intentionally left blank.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation. Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).
Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.
© 2020 The Vanguard Group, Inc.
All rights reserved.
U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.
Q1130 122020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2020: $299,000
Fiscal Year Ended October 31, 2019: $307,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2020: $10,761,407
Fiscal Year Ended October 31, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended October 31, 2020: $2,915,863
Fiscal Year Ended October 31, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended October 31, 2020: $247,168
Fiscal Year Ended October 31, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended October 31, 2020: $115,000
Fiscal Year Ended October 31, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2020: $362,168
Fiscal Year Ended October 31, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020

		Shares	Market Value ($000)
Common Stocks (98.7%)
Argentina (0.0%)
*	Ternium Argentina SA	390	—
Australia (4.6%)
	CSL Ltd.	6,883,873	1,393,691
	Commonwealth Bank of Australia	26,895,154	1,305,801
	BHP Group Ltd.	44,682,609	1,071,115
	Westpac Banking Corp.	54,913,465	695,032
	National Australia Bank Ltd.	49,778,266	651,248
	Australia & New Zealand Banking Group Ltd.	43,056,791	571,391
	Wesfarmers Ltd.	17,148,130	555,079
	Woolworths Group Ltd.	19,134,031	514,711
	Macquarie Group Ltd.	4,908,850	437,673
	Transurban Group	41,328,294	391,366
	Rio Tinto Ltd.	5,600,511	364,335
	Goodman Group	27,541,250	356,471
	Fortescue Metals Group Ltd.	24,387,860	298,349
	Newcrest Mining Ltd.	12,292,415	254,914
	Amcor plc	23,802,364	247,840
	Coles Group Ltd.	19,252,961	240,513
*	Afterpay Ltd.	3,266,094	222,385
	Aristocrat Leisure Ltd.	9,789,359	197,126
	Woodside Petroleum Ltd.	14,547,101	179,427
	Sonic Healthcare Ltd.	7,276,523	178,224
	ASX Ltd.	2,970,909	166,355
	James Hardie Industries plc	6,799,485	165,091
	Brambles Ltd.	22,685,564	152,999
	Cochlear Ltd.	968,855	144,607
	APA Group	18,136,283	133,707
	QBE Insurance Group Ltd.	22,400,232	129,533
	Insurance Australia Group Ltd.	35,537,442	119,289
	Telstra Corp. Ltd.	63,281,363	119,171
	Scentre Group	80,114,001	118,226
	Northern Star Resources Ltd.	10,970,755	115,894
	Ramsay Health Care Ltd.	2,624,102	114,973
	Suncorp Group Ltd.	19,396,183	112,019
	South32 Ltd.	74,688,487	106,579
	Dexus	17,135,739	103,672
	Stockland	36,859,078	99,670
	Evolution Mining Ltd.	24,015,097	94,150
	Mirvac Group	61,247,007	90,828
	Santos Ltd.	27,250,744	90,592
	Lendlease Corp. Ltd.	10,185,747	85,684
	GPT Group	30,248,737	85,672
	AGL Energy Ltd.	9,646,538	84,547
	Magellan Financial Group Ltd.	2,119,403	82,145
	SEEK Ltd.	5,409,283	81,873
	BlueScope Steel Ltd.	7,742,810	79,973
	Medibank Pvt Ltd.	42,413,498	79,617
	Sydney Airport	20,369,521	78,098
	Origin Energy Ltd.	27,038,557	76,060
	Aurizon Holdings Ltd.	28,165,657	74,686
	Tabcorp Holdings Ltd.	31,833,220	73,555
	Treasury Wine Estates Ltd.	11,121,368	71,698
	Ampol Ltd.	3,850,568	70,212
	Coca-Cola Amatil Ltd.	7,831,310	68,460
*	Saracen Mineral Holdings Ltd.	16,900,964	67,543
	Orica Ltd.	6,250,088	67,093

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	REA Group Ltd.	790,758	65,761
	Computershare Ltd.	7,435,748	63,545
	Charter Hall Group	7,303,830	63,328
*	NEXTDC Ltd.	6,666,138	59,688
	JB Hi-Fi Ltd.	1,752,353	58,556
	Boral Ltd.	18,071,882	57,872
	Atlas Arteria Ltd.	14,507,588	57,466
	AMP Ltd.	53,251,994	57,304
	Ansell Ltd.	1,991,855	56,324
	Domino's Pizza Enterprises Ltd.	933,249	55,586
	Oil Search Ltd.	30,326,539	54,754
	OZ Minerals Ltd.	4,958,240	51,796
	carsales.com Ltd.	3,424,310	50,028
	Vicinity Centres	58,734,753	49,913
	ALS Ltd.	7,468,447	49,420
	Altium Ltd.	1,684,519	44,214
	Qube Holdings Ltd.	22,371,207	41,641
	Incitec Pivot Ltd.	29,947,318	40,406
	AusNet Services	27,838,543	39,135
	Alumina Ltd.	38,694,610	39,084
	Mineral Resources Ltd.	2,209,766	38,803
	Appen Ltd.	1,675,261	38,157
	Breville Group Ltd.	2,037,866	37,756
	Bendigo & Adelaide Bank Ltd.	7,686,727	36,160
	Reliance Worldwide Corp. Ltd.	12,394,753	35,780
	Downer EDI Ltd.	10,965,980	33,906
	Challenger Ltd.	9,980,220	33,738
	Nine Entertainment Co. Holdings Ltd.	23,047,526	33,691
	Steadfast Group Ltd.	13,338,928	33,444
	Worley Ltd.	4,913,369	32,753
	Qantas Airways Ltd.	11,021,770	32,425
[1]	Bank of Queensland Ltd.	7,172,024	32,356
	Crown Resorts Ltd.	5,406,861	31,478
	Cleanaway Waste Management Ltd.	21,253,714	30,640
	Metcash Ltd.	14,764,062	30,625
	Star Entertainment Grp Ltd.	12,839,066	29,588
	Harvey Norman Holdings Ltd.	9,431,356	29,504
*	TPG Telecom Ltd.	5,626,377	28,398
	IDP Education Ltd.	2,091,563	28,376
	Seven Group Holdings Ltd.	2,077,886	28,373
	Orora Ltd.	15,165,711	27,485
	Link Administration Holdings Ltd.	8,033,857	27,014
[1]	WiseTech Global Ltd.	1,265,070	25,802
[1]	Washington H Soul Pattinson & Co. Ltd.	1,411,320	25,132
	Shopping Centres Australasia Property Group	15,363,019	25,065
	Bapcor Ltd.	4,642,553	25,022
*	Lynas Corp. Ltd.	12,315,557	24,502
	Charter Hall Long Wale REIT	7,259,051	24,338
	Iluka Resources Ltd.	6,680,420	24,208
	IGO Ltd.	7,639,386	23,877
	CSR Ltd.	7,662,257	23,720
*	Virgin Money UK plc	19,296,586	23,399
*	Vocus Group Ltd.	9,559,626	23,151
	Eagers Automotive Ltd.	3,003,687	22,973
	Beach Energy Ltd.	27,464,962	22,774
*	CIMIC Group Ltd.	1,470,141	22,219
	IOOF Holdings Ltd.	10,459,118	21,479
	BWP Trust	7,605,639	21,441
	Healius Ltd.	9,019,683	21,376
	Regis Resources Ltd.	7,240,586	21,252
	nib holdings Ltd.	7,179,612	21,010

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	ARB Corp. Ltd.	963,995	20,881
	Waypoint REIT	10,925,425	20,587
*,1	Zip Co. Ltd.	5,063,448	20,395
	Pendal Group Ltd.	4,473,441	20,352
	St. Barbara Ltd.	10,804,877	20,318
	Super Retail Group Ltd.	2,552,957	20,092
	Premier Investments Ltd.	1,325,487	19,880
	Elders Ltd.	2,490,417	19,637
*	Silver Lake Resources Ltd.	12,861,775	19,261
*	Deterra Royalties Ltd.	6,843,502	18,904
*	Megaport Ltd.	1,963,009	18,655
	Sims Ltd.	2,662,487	17,905
	IRESS Ltd.	2,737,146	17,711
[2]	Viva Energy Group Ltd.	14,741,018	17,438
	Cromwell Property Group	27,769,961	17,090
*	PolyNovo Ltd.	9,342,937	17,085
[1]	Corporate Travel Management Ltd.	1,575,789	16,171
[1]	Pro Medicus Ltd.	707,611	16,152
[1]	Flight Centre Travel Group Ltd.	2,034,026	16,100
	Netwealth Group Ltd.	1,323,568	16,075
	Ramelius Resources Ltd.	11,616,262	15,859
*,1	Mesoblast Ltd.	7,333,452	15,767
*	Perseus Mining Ltd.	18,171,831	15,717
	Charter Hall Retail REIT	6,438,722	15,580
	National Storage REIT	12,255,891	15,554
	Ingenia Communities Group	4,691,625	15,221
	Costa Group Holdings Ltd.	6,064,913	15,175
	Technology One Ltd.	2,337,994	14,759
	Adbri Ltd.	7,169,031	14,250
*,1	PointsBet Holdings Ltd.	2,004,979	14,077
	Perpetual Ltd.	720,531	13,790
*	Nanosonics Ltd.	3,737,356	13,540
	Bingo Industries Ltd.	7,792,323	13,489
*,1	De Grey Mining Ltd.	17,262,576	13,397
	Centuria Industrial REIT	6,187,007	13,362
	InvoCare Ltd.	1,868,426	13,273
	Kogan.com Ltd.	892,648	12,922
	Bega Cheese Ltd.	3,552,313	12,497
	HUB24 Ltd.	769,211	12,429
	IPH Ltd.	2,673,067	12,389
*	Gold Road Resources Ltd.	13,066,595	12,231
*	Nufarm Ltd.	4,898,070	11,843
*	Tyro Payments Ltd.	4,502,090	11,771
[1]	Webjet Ltd.	4,761,514	11,665
	Collins Foods Ltd.	1,713,069	11,627
	Domain Holdings Australia Ltd.	4,078,397	11,313
	GUD Holdings Ltd.	1,265,994	11,293
	Platinum Asset Management Ltd.	5,126,835	10,997
	Abacus Property Group	5,585,053	10,880
	Brickworks Ltd.	885,742	10,768
	Codan Ltd.	1,263,283	10,490
*,1	Blackmores Ltd.	211,838	10,463
*	United Malt Grp Ltd.	3,670,700	10,405
	Centuria Capital Group	6,340,317	10,354
	AUB Group Ltd.	882,389	10,343
*	Champion Iron Ltd.	4,225,916	10,006
	Credit Corp. Group Ltd.	763,305	9,830
	NRW Holdings Ltd.	6,362,198	9,759
	Whitehaven Coal Ltd.	12,941,879	9,686
	Data#3 Ltd.	2,197,790	9,646
	Growthpoint Properties Australia Ltd.	4,005,434	9,576

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
[1]	Clinuvel Pharmaceuticals Ltd.	647,827	9,414
	Aventus Group	5,415,593	9,366
	Monadelphous Group Ltd.	1,453,854	9,349
*,1	nearmap Ltd.	5,765,134	9,329
*	Resolute Mining Ltd.	16,396,118	9,312
*	Westgold Resources Ltd.	5,013,088	9,121
*	GrainCorp Ltd. Class A	3,645,630	9,070
	Sandfire Resources Ltd.	2,904,028	9,037
*,1	West African Resources Ltd.	13,144,368	8,922
*,1	EML Payments Ltd.	4,194,192	8,890
	Tassal Group Ltd.	3,522,462	8,770
	G8 Education Ltd.	10,885,861	8,672
*,1	Bellevue Gold Ltd.	10,681,105	8,517
*,1	Pilbara Minerals Ltd.	28,717,335	8,503
	Arena REIT	4,585,250	8,499
	Austal Ltd.	4,453,283	8,492
	GWA Group Ltd.	4,502,383	8,344
	Rural Funds Group	4,935,776	8,329
	Omni Bridgeway Ltd.	3,338,884	8,122
	Bravura Solutions Ltd.	3,785,907	7,813
	SeaLink Travel Group Ltd.	1,829,795	7,513
	Centuria Office REIT	5,178,164	7,498
	Perenti Global Ltd.	9,989,396	7,346
[1]	Service Stream Ltd.	5,204,587	7,340
*	Avita Therapeutics Inc.	1,735,254	7,233
	Select Harvests Ltd.	1,676,506	7,216
	Nickel Mines Ltd.	11,366,157	7,146
	Charter Hall Social Infrastructure REIT	3,452,584	7,031
	Inghams Group Ltd.	3,210,668	6,460
*,1	Electro Optic Systems Holdings Ltd.	1,659,918	6,422
	oOh!media Ltd.	6,778,530	6,246
	Western Areas Ltd.	4,534,126	6,126
*,1	Galaxy Resources Ltd.	6,178,440	6,063
[1]	Jumbo Interactive Ltd.	789,187	6,033
	Integral Diagnostics Ltd.	2,035,710	6,018
*,1	Orocobre Ltd.	3,273,877	5,903
	Sigma Healthcare Ltd.	15,702,948	5,860
	Rexon Industrial Corp. Ltd.	1,995,000	5,600
*	Opthea Ltd.	3,600,810	5,496
	McMillan Shakespeare Ltd.	829,042	5,454
	Lifestyle Communities Ltd.	761,385	5,446
	SmartGroup Corp. Ltd.	1,398,932	5,353
	Accent Group Ltd.	4,503,324	5,287
*,1	Starpharma Holdings Ltd. Class A	5,040,311	5,089
*	Australian Agricultural Co. Ltd.	6,273,691	4,916
[1]	Pact Group Holdings Ltd.	2,887,941	4,771
*	Cooper Energy Ltd.	21,440,137	4,745
*	Mayne Pharma Group Ltd.	22,380,066	4,718
	Mount Gibson Iron Ltd.	9,771,924	4,671
	Eclipx Group Ltd.	4,410,466	4,610
	Hotel Property Investments	2,076,505	4,511
	GDI Property Group	5,735,277	4,289
*,1	Emeco Holdings Ltd.	7,731,940	4,127
	Lovisa Holdings Ltd.	779,224	4,122
*	Capricorn Metals Ltd.	3,362,286	4,107
	Australian Pharmaceutical Industries Ltd.	5,315,815	4,101
	Southern Cross Media Group Ltd.	32,559,243	3,999
	BWX Ltd.	1,507,578	3,999
[1]	FlexiGroup Ltd.	5,997,057	3,967
*,1	Paradigm Biopharmaceuticals Ltd.	2,065,043	3,921
	Genworth Mortgage Insurance Australia Ltd.	3,142,425	3,770

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
[1,3]	Freedom Foods Group Ltd.	1,765,325	3,735
[1]	AMA Group Ltd.	7,215,976	3,708
	Hansen Technologies Ltd.	1,323,376	3,677
*	Senex Energy Ltd.	17,655,704	3,663
	Aurelia Metals Ltd.	11,008,898	3,615
	Jupiter Mines Ltd.	17,838,780	3,572
[1]	HT&E Ltd.	3,352,873	3,535
*,1	Carnarvon Petroleum Ltd.	21,612,543	3,493
	Cedar Woods Properties Ltd.	833,064	3,360
	Asaleo Care Ltd.	5,014,042	3,340
	Estia Health Ltd.	3,438,907	3,215
*,1	Bubs Australia Ltd.	6,537,961	3,188
[1]	New Hope Corp. Ltd.	4,200,874	3,159
	Infomedia Ltd.	2,703,287	2,949
*	Karoon Energy Ltd.	5,409,672	2,944
[2]	Coronado Global Resources Inc.	5,339,678	2,798
[1]	Virtus Health Ltd.	848,995	2,679
*,1	Alkane Resources Ltd.	3,046,083	2,650
*	Superloop Ltd.	4,083,874	2,647
	OFX Group Ltd.	2,926,863	2,569
	Macmahon Holdings Ltd.	14,188,045	2,390
*,1	Village Roadshow Ltd.	1,398,514	2,194
*,1	Syrah Resources Ltd.	6,570,771	2,110
	MACA Ltd.	3,224,107	1,867
	SG Fleet Group Ltd.	1,545,422	1,834
	Navigator Global Investments Ltd.	1,577,309	1,710
*,1	Myer Holdings Ltd.	9,868,290	1,602
*,1	Dacian Gold Ltd.	5,934,260	1,488
	WPP AUNZ Ltd.	4,936,666	1,459
*	Tuas Ltd.	2,688,058	1,425
*,1	Seven West Media Ltd.	11,865,911	1,375
	Regis Healthcare Ltd.	1,785,585	1,295
	Newcrest Mining Ltd. ADR	59,835	1,240
	Vita Group Ltd.	1,715,171	1,198
	MyState Ltd.	345,548	980
	Japara Healthcare Ltd.	2,807,354	760
*	Centuria Capital Group	435,063	709
*,1	New Century Resources Ltd.	6,013,085	698
*,1	Uniti Group Ltd.	298,548	249
*,1,3	Liquefied Natural Gas Ltd.	7,928,704	240
*	PointsBet Holdings Ltd. Warrants Exp. 09/30/2022	56,020	106
	Oceania Healthcare Ltd.	70,997	63
	Sims Ltd. ADR	57	—
*,1,3	SpeedCast International Ltd.	3,739,468	—
*,3	Nexus Energy Services Inc.	5,925,255	—
			17,110,537
Austria (0.1%)
	Erste Group Bank AG	4,395,992	90,362
	Verbund AG	1,011,298	58,326
	OMV AG	2,181,415	50,426
	voestalpine AG	1,767,407	49,146
	Wienerberger AG	1,760,247	44,434
	ANDRITZ AG	1,071,108	36,125
[2]	BAWAG Group AG	898,067	32,982
	CA Immobilien Anlagen AG	1,093,287	30,031
*	Raiffeisen Bank International AG	2,038,794	29,437
[1]	Oesterreichische Post AG	537,095	17,057
*	IMMOFINANZ AG	1,264,359	16,955
	Mayr Melnhof Karton AG	101,561	16,591
*	Lenzing AG	209,260	14,648

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Telekom Austria AG Class A	1,916,537	12,891
	S IMMO AG	845,726	12,497
	Vienna Insurance Group AG Wiener Versicherung Gruppe	555,304	11,275
	UNIQA Insurance Group AG	1,784,657	10,052
*	Strabag SE	209,736	6,085
	EVN AG	375,677	6,000
	Schoeller-Bleckmann Oilfield Equipment AG	187,970	4,555
[1]	DO & CO AG	86,998	3,161
	Palfinger AG	133,489	3,090
	Flughafen Wien AG	124,914	2,950
	Agrana Beteiligungs AG	129,894	2,347
*	Zumtobel Group AG	380,604	2,127
[1]	Porr Ag	122,526	1,636
			565,186
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	12,629,334	653,268
	KBC Group NV	4,142,340	204,660
	UCB SA	1,844,898	182,224
*	Argenx SE	714,648	178,335
	Groupe Bruxelles Lambert SA	1,641,161	134,589
	Umicore SA	3,146,338	121,296
	Ageas SA/NV	2,684,972	108,121
	Solvay SA Class A	1,065,304	86,556
*	Galapagos NV (SGMX)	730,605	85,398
	Warehouses De Pauw CVA	2,069,038	69,320
	Sofina SA	234,329	60,902
	Cofinimmo SA	409,882	55,706
	Elia Group SA/NV	540,187	52,247
	Etablissements Franz Colruyt NV	816,734	48,313
[1]	Aedifica SA	475,207	47,891
	Ackermans & van Haaren NV	347,647	42,793
	Proximus SADP	2,135,415	41,513
	Telenet Group Holding NV	701,698	26,988
[1]	Melexis NV	295,701	22,508
	Euronav NV	3,035,672	22,181
	Fagron	988,618	21,948
	D'ieteren SA/NV	374,897	18,782
	Montea C.V.A	170,219	18,692
	Barco NV	1,054,589	16,543
*	KBC Ancora	508,963	14,426
	Ontex Group NV	1,266,062	14,007
	bpost SA	1,573,968	13,948
	Gimv NV	262,515	13,709
*	Tessenderlo Group SA	383,634	13,059
	Shurgard Self Storage SA	288,456	12,300
	Xior Student Housing NV	195,896	11,140
	Bekaert SA	517,103	10,999
	Befimmo SA	279,062	10,863
*	AGFA-Gevaert NV	2,602,866	9,897
	VGP NV	71,357	9,298
	Orange Belgium SA	447,912	7,464
	Retail Estates NV	122,348	7,231
*	Cie d'Entreprises CFE	100,659	6,233
*,1	Kinepolis Group NV	171,330	4,352
*	Econocom Group SA/NV	1,924,103	4,233
*	Mithra Pharmaceuticals SA	185,825	3,378
	Van de Velde NV	69,201	1,762
[1]	Wereldhave Belgium Comm VA	24,410	1,021
*	Galapagos NV	780	93
			2,490,187

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
Brazil (1.5%)
	UBS Group AG (Registered)	50,837,449	591,848
	Vale SA	49,952,399	527,125
	Itau Unibanco Holding SA Preference Shares	71,734,289	293,541
	B3 SA - Brasil Bolsa Balcao	30,884,737	274,779
	Petroleo Brasileiro SA Preference Shares	70,446,760	232,533
	Banco Bradesco SA Preference Shares	61,920,419	217,554
	Petroleo Brasileiro SA	55,079,563	182,384
	Magazine Luiza SA	39,921,252	171,361
	WEG SA	11,493,817	151,897
*	Ambev SA	63,375,378	134,528
	Itausa SA Preference Shares	67,879,806	107,534
*	Natura & Co. Holding SA	12,754,650	102,474
*	Suzano SA	10,963,284	95,629
*	Localiza Rent a Car SA	8,775,977	92,808
*	Lojas Renner SA	12,332,040	80,488
	Notre Dame Intermedica Participacoes SA	6,981,776	80,003
	Raia Drogasil SA	17,675,090	74,114
*	Banco do Brasil SA	13,378,998	69,484
	Banco Bradesco SA	20,750,288	65,709
*	Rumo SA	18,962,833	60,610
	Gerdau SA Preference Shares	14,817,214	56,320
*	Lojas Americanas SA Preference Shares	13,217,930	53,513
	JBS SA	15,150,453	51,356
*	Via Varejo SA	17,092,051	51,116
	Equatorial Energia SA	13,344,435	46,350
	Telefonica Brasil SA Preference Shares	6,213,426	46,065
	BB Seguridade Participacoes SA	10,562,960	43,592
*	B2W Cia Digital	3,121,341	40,929
*	Banco BTG Pactual SA (BVMF)	3,191,864	40,330
	Ultrapar Participacoes SA	12,661,106	36,143
	Petrobras Distribuidora SA	10,666,892	35,656
	Banco Santander Brasil SA	6,377,478	35,622
[2]	Hapvida Participacoes e Investimentos SA	3,092,825	34,696
	TOTVS SA	7,285,637	34,283
	CCR SA	17,500,952	34,038
	Centrais Eletricas Brasileiras SA	5,964,998	32,289
*	Cia de Saneamento Basico do Estado de Sao Paulo	4,147,461	30,720
*	Hypera SA	6,283,028	30,550
	Cosan SA	2,570,190	29,111
*	Bradespar SA Preference Shares	3,517,784	28,655
*	Sul America SA	3,882,390	27,058
	Cia Siderurgica Nacional SA	7,535,133	26,973
	Itau Unibanco Holding SA ADR	6,216,137	25,424
*	TIM SA	11,143,412	23,013
*	BRF SA	7,747,970	22,658
*	Cia Energetica de Minas Gerais Preference Shares	12,245,404	21,875
*	Cia de Locacao das Americas	4,992,717	21,875
	Cia Brasileira de Distribuicao	1,996,185	21,552
	Alpargatas SA Preference Shares	2,982,900	21,065
	Qualicorp Consultoria e Corretora de Seguros SA	3,758,425	20,849
*	Eneva SA	2,254,172	20,664
	Cogna Educacao	27,432,185	20,510
	Klabin SA	4,720,288	19,530
	IRB Brasil Resseguros SA	18,235,847	19,514
	Centrais Eletricas Brasileiras SA Preference Shares	3,498,128	18,893
	Engie Brasil Energia SA	2,679,333	18,627
*	Atacadao SA	5,544,005	17,826
	YDUQS Participacoes SA	4,438,920	17,731
	Energisa SA	2,405,398	17,594
	Transmissora Alianca de Energia Eletrica SA	3,553,975	17,436

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Metalurgica Gerdau SA Preference Shares	9,830,818	16,790
*	BR Malls Participacoes SA	11,603,492	16,501
	Fleury SA	3,358,876	16,010
*	Azul SA Preference Shares	4,059,655	15,954
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,992,154	15,856
	Linx SA	2,467,697	15,435
*	Marfrig Global Foods SA	6,393,684	15,344
*	Duratex SA	4,442,533	14,842
	EDP - Energias do Brasil SA	4,979,129	14,752
	CPFL Energia SA	2,949,200	14,325
*	Multiplan Empreendimentos Imobiliarios SA	4,304,638	14,231
	MRV Engenharia e Participacoes SA	4,627,440	13,589
[2]	Banco Inter SA Preference Shares	4,624,256	13,297
	Cia Energetica de Sao Paulo Preference Shares Class B	2,810,560	13,068
*	Cia Paranaense de Energia Preference Shares	1,212,341	13,049
*	Cia de Saneamento do Parana	3,138,739	12,959
*,2	Locaweb Servicos de Internet SA	1,074,600	12,950
	Porto Seguro SA	1,526,879	12,619
*	Lojas Americanas SA	3,511,139	12,342
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	3,001,242	12,297
*	Light SA	3,157,645	10,615
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	5,575,255	10,591
*	Cielo SA	17,396,257	10,217
*	Neoenergia SA	3,364,400	10,197
*	Braskem SA Preference Shares Class A	2,476,283	9,857
*	Embraer SA	9,187,839	9,656
	Odontoprev SA	4,306,171	9,463
	Sao Martinho SA	2,575,217	9,447
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,175,178	8,673
*	Minerva SA	4,689,143	8,148
	Ez Tec Empreendimentos e Participacoes SA	1,290,302	7,893
	Arezzo Industria e Comercio SA	747,927	7,860
*	M Dias Branco SA	1,385,847	7,837
*	Cia de Saneamento de Minas Gerais-COPASA	1,030,101	7,684
	Iguatemi Empresa de Shopping Centers SA	1,450,621	7,582
	Alupar Investimento SA	1,817,951	7,227
	Aliansce Sonae Shopping Centers sa	1,798,000	7,210
	Cia Siderurgica Nacional SA ADR	2,017,101	7,201
	Banco Pan SA Preference Shares	5,452,900	7,089
	SLC Agricola SA	1,515,350	6,753
	Movida Participacoes SA	2,116,892	6,692
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	3,195,674	6,683
*	AES Tiete Energia SA	2,571,221	6,587
	Telefonica Brasil SA ADR	865,407	6,369
	Randon SA Implementos e Participacoes Preference Shares	2,818,611	6,234
	Construtora Tenda SA	1,274,783	5,967
*	EcoRodovias Infraestrutura e Logistica SA	3,343,771	5,822
	Cia Hering	2,001,595	5,550
*	Omega Geracao SA	939,716	5,527
*	Cosan Logistica SA	1,910,029	5,456
	Grendene SA	3,893,401	5,442
*	Petro Rio SA	989,700	5,402
	Santos Brasil Participacoes SA	7,707,054	5,279
	Cia Brasileira de Distribuicao ADR	488,039	5,251
	Itau Unibanco Holding SA	1,309,695	5,017
	Iochpe Maxion SA	2,076,571	4,806
	Gerdau SA ADR	1,227,732	4,678

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	CVC Brasil Operadora e Agencia de Viagens SA	2,166,868	4,637
[1]	Cia Energetica de Minas Gerais ADR	2,506,490	4,587
	Cia Paranaense de Energia ADR	407,724	4,403
	Anima Holding SA	893,590	4,347
*	BRF SA ADR	1,443,708	4,273
	BR Properties SA	2,772,187	4,189
	Vivara Participacoes SA	1,090,800	4,144
	C&A Modas Ltda	1,997,600	4,108
	BK Brasil Operacao e Assessoria a Restaurantes SA	2,419,672	4,107
	Camil Alimentos SA	1,881,426	3,964
	Unipar Carbocloro SA Preference Shares	740,358	3,903
	Marcopolo SA Preference Shares	8,918,928	3,808
*	Banco BTG Pactual SA	567,836	3,807
	JHSF Participacoes SA	3,322,800	3,724
*	Cia Energetica de Minas Gerais	1,833,927	3,714
*	Ambev SA ADR	1,713,620	3,667
*	Guararapes Confeccoes SA	1,501,024	3,563
	Even Construtora e Incorporadora SA	1,943,974	3,493
*	Grupo SBF SA	872,100	3,488
*	Gol Linhas Aereas Inteligentes SA ADR	633,404	3,465
*	SIMPAR SA	753,300	3,373
*	TIM SA ADR	325,060	3,348
[1]	Centrais Eletricas Brasileiras SA ADR	611,787	3,347
*	Banco BTG Pactual SA Preferred Subscription Receipt	1,135,673	3,329
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,085,118	2,967
*	Tupy SA	876,960	2,884
	Centrais Eletricas Brasileiras SA ADR Preference Shares	499,995	2,575
	Direcional Engenharia SA	1,231,036	2,418
*	Embraer SA ADR	577,034	2,377
	Instituto Hermes Pardini SA	634,642	2,371
	Cia Paranaense de Energia	245,664	2,351
	Smiles Fidelidade SA	901,944	2,268
[2]	Ser Educacional SA	933,762	2,164
	Enauta Participacoes SA	1,131,269	1,867
	Mahle-Metal Leve SA	582,664	1,812
	LOG Commercial Properties e Participacoes SA	314,356	1,718
*	Braskem SA ADR	211,718	1,685
	Wiz Solucoes e Corretagem de Seguros SA	1,068,116	1,664
*	Banco Inter SA GDR	497,409	1,430
	Alliar Medicos A Frente SA	833,539	1,406
*	Banco Inter SA	84,494	749
	Vale SA Class B ADR	51,372	543
	Petroleo Brasileiro SA ADR	62,344	412
*	CVC Brasil Operadora e Agencia de Viagens SA Warrants Exp. 01/29/2021	373,917	130
	Jereissati Participacoes SA	20,000	73
			5,501,228
Canada (6.3%)
	Royal Bank of Canada	21,586,917	1,509,448
*	Shopify Inc. Class A (XTSE)	1,637,208	1,509,321
	Toronto-Dominion Bank	27,411,954	1,209,393
	Canadian National Railway Co.	10,766,160	1,069,505
	Enbridge Inc. (XTSE)	28,114,066	774,651
	Bank of Nova Scotia	18,316,542	760,955
	Brookfield Asset Management Inc. Class A	21,147,843	628,419
	Canadian Pacific Railway Ltd.	2,055,535	614,269
[1]	Bank of Montreal	9,712,400	578,312
	TC Energy Corp.	14,261,255	561,330
	Canadian Imperial Bank of Commerce	6,757,370	504,051
	Barrick Gold Corp. (XTSE)	16,789,436	448,878
	Manulife Financial Corp.	29,373,021	398,166

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Alimentation Couche-Tard Inc. Class B	12,646,068	389,453
	Franco-Nevada Corp.	2,830,477	385,789
	Sun Life Financial Inc.	8,881,673	353,387
	Nutrien Ltd.	8,619,164	350,382
	Wheaton Precious Metals Corp.	6,774,704	310,895
	Constellation Software Inc.	288,205	302,545
	Agnico Eagle Mines Ltd.	3,696,106	292,598
	Canadian Natural Resources Ltd.	17,448,026	277,639
	Fortis Inc. (XTSE)	6,774,293	267,606
	Suncor Energy Inc.	23,062,930	260,179
	National Bank of Canada	5,157,699	247,529
	Barrick Gold Corp.	9,008,462	240,063
	Intact Financial Corp.	2,194,210	226,651
	Waste Connections Inc. (XTSE)	2,251,483	223,171
*	CGI Inc.	3,446,297	213,845
	Rogers Communications Inc. Class B	5,263,218	213,800
	Magna International Inc.	4,136,520	211,219
	Thomson Reuters Corp.	2,584,761	200,953
	Kirkland Lake Gold Ltd.	4,204,428	191,555
	Restaurant Brands International Inc. (XTSE)	3,628,225	188,533
[1]	BCE Inc.	4,602,885	184,972
	Pembina Pipeline Corp.	8,417,898	176,218
	Metro Inc. Class A	3,749,715	174,919
	Waste Connections Inc. (XNYS)	1,741,555	172,971
	Power Corp. of Canada	8,429,469	160,516
	Dollarama Inc.	4,453,213	153,354
	Kinross Gold Corp.	19,226,766	152,971
[1]	Emera Inc.	3,732,626	148,907
[1]	Open Text Corp.	4,025,150	147,888
	Algonquin Power & Utilities Corp.	8,663,784	131,358
	Loblaw Cos. Ltd.	2,479,811	123,441
	Shaw Communications Inc. Class B	6,987,644	115,123
	Fairfax Financial Holdings Ltd.	416,488	109,488
[2]	Hydro One Ltd.	4,874,748	106,510
	TELUS Corp.	6,221,647	106,379
	WSP Global Inc.	1,624,096	102,727
	Ritchie Bros Auctioneers Inc.	1,692,743	102,609
	Pan American Silver Corp.	3,162,567	100,505
	B2Gold Corp.	15,607,638	100,396
[1]	Canadian Tire Corp. Ltd. Class A	883,518	98,664
	First Quantum Minerals Ltd.	8,576,027	98,551
	Teck Resources Ltd. Class B	7,102,606	93,347
	CCL Industries Inc. Class B	2,336,567	89,092
	Saputo Inc.	3,604,568	87,740
[1]	Canadian Apartment Properties REIT	2,670,255	85,842
	TMX Group Ltd.	871,390	84,673
	Great-West Lifeco Inc.	4,048,273	82,497
	Yamana Gold Inc.	14,584,719	81,117
[1]	Northland Power Inc.	2,504,221	80,993
*	Bausch Health Cos. Inc.	4,781,790	78,781
	George Weston Ltd.	1,114,139	78,131
	Toromont Industries Ltd.	1,242,154	77,337
	Empire Co. Ltd. Class A	2,620,163	71,488
	Enbridge Inc. (XNYS)	2,575,021	70,968
*	Descartes Systems Group Inc.	1,323,453	70,966
	CAE Inc.	4,126,094	70,518
	FirstService Corp.	505,009	67,717
*,1	Canopy Growth Corp.	3,409,395	64,052
	Element Fleet Management Corp.	6,751,897	63,602
*	SSR Mining Inc.	3,415,532	63,219
	Gildan Activewear Inc.	3,018,237	62,526

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Kinaxis Inc.	402,359	61,421
	Lundin Mining Corp.	9,973,861	60,264
	Quebecor Inc. Class B	2,597,015	60,252
	Inter Pipeline Ltd.	6,552,725	58,332
	iA Financial Corp. Inc.	1,670,196	58,193
	Cameco Corp.	6,119,888	58,153
[1]	Parkland Corp.	2,279,381	55,671
	Alamos Gold Inc. Class A	6,021,979	55,008
	TFI International Inc.	1,222,634	54,437
[1]	RioCan REIT	5,025,521	54,242
[1]	AltaGas Ltd.	4,267,858	54,105
	Cenovus Energy Inc.	15,699,186	51,376
	Stantec Inc.	1,765,578	50,703
	Onex Corp.	1,163,896	50,319
	Tourmaline Oil Corp.	3,863,384	50,050
	Granite REIT	861,814	48,321
[1]	Keyera Corp.	3,354,264	47,609
	Allied Properties REIT	1,932,529	46,866
*	Endeavour Mining Corp.	1,910,653	46,866
[1]	Imperial Oil Ltd.	3,483,223	46,328
	Boyd Group Services Inc.	312,452	44,819
	Canadian Utilities Ltd. Class A	1,863,282	43,551
*,1	Ballard Power Systems Inc.	2,897,532	42,735
	Restaurant Brands International Inc. (XNYS)	753,210	39,167
	Finning International Inc.	2,536,446	38,571
[1]	SNC-Lavalin Group Inc.	2,746,233	38,422
*	Novagold Resources Inc.	3,646,531	37,798
	CI Financial Corp.	3,183,031	37,103
[1]	Choice Properties REIT	4,078,229	36,824
[1]	Capital Power Corp.	1,645,986	36,273
	West Fraser Timber Co. Ltd.	781,006	36,222
[1]	Innergex Renewable Energy Inc.	1,995,542	35,978
[1]	Premium Brands Holdings Corp.	499,632	35,641
*	BlackBerry Ltd.	7,721,538	34,658
*	Pretium Resources Inc.	2,830,315	34,521
*	Ivanhoe Mines Ltd. Class A	8,744,831	34,394
[1]	H&R REIT	4,465,740	34,323
	Colliers International Group Inc.	480,944	34,063
	Gibson Energy Inc.	2,274,391	33,494
	Atco Ltd.	1,193,777	33,234
	BRP Inc.	614,331	33,181
[1]	SmartCentres REIT	2,068,081	32,691
	Enghouse Systems Ltd.	620,227	30,776
*	Eldorado Gold Corp.	2,454,675	30,769
	Boralex Inc. Class A	1,053,919	30,653
[1]	Primo Water Corp.	2,410,916	30,220
	Stella-Jones Inc.	913,976	29,746
	Methanex Corp.	992,603	29,429
*	Equinox Gold Corp.	2,747,940	29,350
	Centerra Gold Inc.	3,359,092	29,348
	IGM Financial Inc.	1,294,130	28,412
*,1	First Majestic Silver Corp.	2,770,422	28,343
[1]	ARC Resources Ltd.	5,524,148	27,200
*,1	Lightspeed POS Inc. (XTSE)	840,974	26,903
	Barrick Gold Corp. (XNYS)	998,659	26,694
	TransAlta Corp.	4,495,741	26,658
*	IAMGOLD Corp.	7,273,126	26,640
[1]	Osisko Gold Royalties Ltd.	2,333,082	26,092
[1]	First Capital REIT	2,923,334	25,935
[1]	Canadian Western Bank	1,403,349	25,807
*,1	Canada Goose Holdings Inc.	806,152	25,141

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
[1]	Brookfield Infrastructure Corp. Class A	457,789	24,987
[1]	Chartwell Retirement Residences	3,414,578	24,502
	Norbord Inc.	744,403	24,456
	Linamar Corp.	719,897	23,532
[1]	PrairieSky Royalty Ltd.	3,687,713	22,614
*	Air Canada Class A	2,029,710	22,441
	Maple Leaf Foods Inc.	1,199,731	21,846
*	Parex Resources Inc.	2,197,999	21,398
[1]	Superior Plus Corp.	2,314,154	20,583
[1]	Genworth MI Canada Inc.	614,034	20,371
	GFL Environmental Inc.	1,010,232	19,374
[1]	TransAlta Renewables Inc.	1,479,559	18,546
	North West Co. Inc.	730,185	18,004
*	Torex Gold Resources Inc.	1,326,257	17,879
*,1	Aphria Inc.	3,873,386	17,415
*	Home Capital Group Inc. Class B	916,327	16,734
	Hudbay Minerals Inc.	3,524,846	15,901
	Winpak Ltd.	504,769	15,594
[1]	Cominar REIT	2,874,254	15,317
	Transcontinental Inc. Class A	1,261,014	14,936
*,1	Cronos Group Inc.	2,799,076	14,854
*	Great Canadian Gaming Corp.	869,267	14,843
*	ATS Automation Tooling Systems Inc.	1,179,168	14,604
*	Seven Generations Energy Ltd. Class A	4,056,599	14,371
	Gamesys Group plc	945,816	14,244
	ECN Capital Corp.	3,523,229	13,963
	Russel Metals Inc.	1,042,907	13,879
[1]	Laurentian Bank of Canada	697,095	13,714
	Fortis Inc. (XNYS)	338,922	13,387
[1]	Artis REIT	2,079,374	13,017
	Cogeco Communications Inc.	184,581	12,857
[1]	Boardwalk REIT	628,731	12,638
*	Canfor Corp.	1,040,058	12,615
*	OceanaGold Corp.	9,643,861	12,595
	Husky Energy Inc.	4,800,841	12,360
	Cascades Inc.	1,112,881	11,845
[1]	Whitecap Resources Inc.	6,401,730	11,676
*,1	Turquoise Hill Resources Ltd.	1,447,830	11,378
	Aecon Group Inc.	1,063,516	11,351
[1]	Dream Office REIT	807,318	10,610
[1]	Crescent Point Energy Corp.	8,337,468	10,388
*	Celestica Inc.	1,697,479	9,976
[1]	Mullen Group Ltd.	1,481,683	9,965
[1]	NFI Group Inc.	857,036	9,707
	Martinrea International Inc.	1,218,641	9,174
*	MEG Energy Corp.	4,221,250	7,699
[1]	Westshore Terminals Investment Corp.	765,457	7,693
*,1	Bombardier Inc. Class B	33,016,196	6,939
[1]	Enerplus Corp.	3,469,882	6,303
*,1	Aurora Cannabis Inc.	1,524,841	6,157
[1]	Vermilion Energy Inc.	2,129,044	5,257
	First National Financial Corp.	188,762	5,242
*	Lightspeed POS Inc. (XNYS)	79,800	2,556
	Northview Apartment REIT	22,798	618
*	Shopify Inc. Class A (XNYS)	3	3
*	Poseidon Concepts Corp.	320,721	—
			23,372,766
Chile (0.2%)
	Enel Americas SA	477,613,531	63,369
	Empresas COPEC SA	7,844,210	59,848

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Banco de Chile	731,568,713	56,478
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,479,398	54,045
	Empresas CMPC SA	17,595,706	36,591
	Falabella SA	11,611,906	31,834
	Cencosud SA	22,254,895	30,937
	Enel Chile SA	407,656,650	27,355
	Banco Santander Chile	708,017,554	24,785
	Banco de Credito e Inversiones SA	692,081	21,659
	Colbun SA	101,446,992	15,309
	Cia Cervecerias Unidas SA	2,149,606	11,953
	Banco Santander Chile ADR	828,594	11,501
	Parque Arauco SA	8,593,640	11,025
	Empresa Nacional de Telecomunicaciones SA	1,946,382	10,971
	Aguas Andinas SA Class A	40,332,481	10,477
	Sociedad Quimica y Minera de Chile SA ADR	269,381	9,970
	Cencosud Shopping SA	6,926,842	9,154
	CAP SA	1,095,434	9,038
*	Cia Sud Americana de Vapores SA	296,434,004	8,625
	Vina Concha y Toro SA	5,360,262	8,554
	Engie Energia Chile SA	6,294,867	6,626
	Embotelladora Andina SA Preference Shares Class B	3,124,457	6,505
	Itau CorpBanca Chile SA	2,324,612,548	6,129
	AES Gener SA	36,221,124	5,621
	SONDA SA	6,937,843	4,398
	Plaza SA	3,332,957	4,250
	Inversiones Aguas Metropolitanas SA	6,298,302	4,243
	Latam Airlines Group SA	2,587,479	3,897
	SMU SA	26,714,644	3,477
	Enel Chile SA ADR	884,923	2,947
	Salfacorp SA	4,362,167	2,111
	Inversiones La Construccion SA	388,081	2,083
	Ripley Corp. SA	7,283,408	1,816
	Forus SA	1,101,258	1,352
	Besalco SA	2,965,717	1,288
[1]	Latam Airlines Group SA ADR	610,333	873
			581,094
China (12.1%)
*	Alibaba Group Holding Ltd. ADR	26,647,584	8,119,251
	Tencent Holdings Ltd.	86,873,319	6,637,613
*	Meituan Class B	54,413,041	2,028,474
*	JD.com Inc. ADR	12,952,447	1,055,883
	China Construction Bank Corp. Class H	1,406,437,674	969,195
	Ping An Insurance Group Co. of China Ltd. Class H	84,475,698	873,451
	Industrial & Commercial Bank of China Ltd. Class H	1,204,061,436	683,744
*	Baidu Inc. ADR	4,123,343	548,611
*,2	Xiaomi Corp. Class B	185,473,252	527,492
	NetEase Inc. ADR	5,674,576	492,496
	China Mobile Ltd.	79,845,242	488,377
*	NIO Inc. ADR	14,512,193	443,783
*,2	Wuxi Biologics Cayman Inc.	14,370,001	403,563
*	TAL Education Group ADR	5,851,229	388,873
*	Pinduoduo Inc. ADR	4,198,446	377,776
	Bank of China Ltd. Class H	1,175,471,199	371,286
*	New Oriental Education & Technology Group Inc. ADR	2,106,500	337,840
	Kweichow Moutai Co. Ltd. Class A	1,289,891	322,276
	China Merchants Bank Co. Ltd. Class H	59,996,296	312,517
	China Life Insurance Co. Ltd. Class H	116,919,802	255,110
	CNOOC Ltd.	239,309,496	218,958
	BYD Co. Ltd. Class H	10,717,123	216,645
	ANTA Sports Products Ltd.	18,534,351	205,753

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Trip.com Group Ltd. ADR	6,986,291	200,926
	Shenzhou International Group Holdings Ltd.	11,097,970	193,098
*	China Mengniu Dairy Co. Ltd.	40,626,277	191,525
*	Semiconductor Manufacturing International Corp.	63,625,033	187,702
	China Resources Land Ltd.	42,656,934	174,453
	ZTO Express Cayman Inc. ADR	5,927,466	171,778
	Geely Automobile Holdings Ltd.	81,314,508	167,090
*	Alibaba Health Information Technology Ltd.	63,561,147	166,685
	Agricultural Bank of China Ltd. Class H	489,638,854	166,583
	Sunny Optical Technology Group Co. Ltd.	9,719,519	161,374
	China Petroleum & Chemical Corp. Class H	391,461,280	152,854
	Sino Biopharmaceutical Ltd.	149,845,282	151,792
	China Resources Beer Holdings Co. Ltd.	24,223,604	150,297
	ENN Energy Holdings Ltd.	11,743,727	148,630
	Longfor Group Holdings Ltd.	26,798,063	146,830
	Li Ning Co. Ltd.	27,999,322	145,931
	Wuliangye Yibin Co. Ltd. Class A	3,960,773	144,815
*,2	Innovent Biologics Inc.	19,370,440	143,632
	China Overseas Land & Investment Ltd.	57,164,002	143,584
	Country Garden Holdings Co. Ltd.	116,167,312	143,567
	Sunac China Holdings Ltd.	38,219,458	141,647
*	Vipshop Holdings Ltd. ADR	6,449,333	138,016
	CSPC Pharmaceutical Group Ltd.	129,707,510	137,740
	China Pacific Insurance Group Co. Ltd. Class H	41,166,199	128,828
	China Gas Holdings Ltd.	40,335,702	123,954
	Country Garden Services Holdings Co. Ltd.	19,484,218	122,706
	Anhui Conch Cement Co. Ltd. Class H	19,258,735	120,473
	China Conch Venture Holdings Ltd.	25,595,429	113,971
	China Merchants Bank Co. Ltd. Class A	19,058,529	113,415
*	KE Holdings Inc. ADR	1,625,494	113,378
[2]	China Tower Corp. Ltd. Class H	719,044,592	112,527
*,1	GDS Holdings Ltd. ADR	1,320,199	110,950
	Ping An Insurance Group Co. of China Ltd. Class A	9,462,247	110,118
	Xinyi Solar Holdings Ltd.	60,114,122	109,819
*	Tencent Music Entertainment Group ADR	6,723,829	100,051
*	Bilibili Inc. ADR	2,206,191	98,551
*	Yihai International Holding Ltd.	7,338,054	97,479
	Huazhu Group Ltd. ADR (XNGS)	2,450,604	97,117
	China Shenhua Energy Co. Ltd. Class H	54,687,506	94,754
	China Vanke Co. Ltd. Class H	30,411,732	94,397
*	Kingdee International Software Group Co. Ltd.	34,719,602	91,669
	PetroChina Co. Ltd. Class H	316,184,919	88,797
[2]	China Feihe Ltd.	38,423,000	87,421
*	iQIYI Inc. ADR	3,457,929	85,411
	Autohome Inc. ADR	879,960	84,080
*	Zai Lab Ltd. ADR	999,442	82,004
	Great Wall Motor Co. Ltd. Class H	49,756,875	80,560
[2]	Haidilao International Holding Ltd.	12,056,133	79,857
	Shimao Group Holdings Ltd.	22,162,293	78,506
	Hengan International Group Co. Ltd.	11,096,631	77,405
	CITIC Securities Co. Ltd. Class H	35,379,914	76,711
*,1,2	Ping An Healthcare & Technology Co. Ltd.	5,927,689	76,489
	JOYY Inc. ADR	827,275	75,596
	Haier Electronics Group Co. Ltd.	19,366,631	73,830
[1]	China Evergrande Group	36,485,308	72,760
	Kingsoft Corp. Ltd.	13,456,523	72,386
	Jiangsu Hengrui Medicine Co. Ltd. Class A	5,370,465	71,430
[2]	Postal Savings Bank of China Co. Ltd. Class H	144,330,079	70,832
	Zhongsheng Group Holdings Ltd.	9,766,050	69,634
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	35,658,413	69,156

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	China National Building Material Co. Ltd. Class H	59,931,923	68,985
	Guangdong Investment Ltd.	46,002,386	68,227
[2]	WuXi AppTec Co. Ltd. Class H	4,265,611	68,200
	China Telecom Corp. Ltd. Class H	215,875,616	67,765
	PICC Property & Casualty Co. Ltd. Class H	99,175,229	67,312
	Zijin Mining Group Co. Ltd. Class H	91,201,877	66,487
*,2	Hansoh Pharmaceutical Group Co. Ltd.	14,826,000	66,357
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	9,152,515	61,522
	China Tourism Group Duty Free Corp. Ltd. Class A	2,047,892	61,050
	Bank of Communications Co. Ltd. Class H	122,928,222	60,479
	China Resources Gas Group Ltd.	13,900,069	60,399
	Luxshare Precision Industry Co. Ltd. Class A	7,319,502	59,954
	Weichai Power Co. Ltd. Class H	30,307,699	57,472
	China Minsheng Banking Corp. Ltd. Class H	104,259,748	57,060
	China Unicom Hong Kong Ltd.	92,024,850	56,723
	Agricultural Bank of China Ltd. Class A	120,452,800	56,675
	New China Life Insurance Co. Ltd. Class H	13,905,992	55,580
	China CITIC Bank Corp. Ltd. Class H	133,248,455	54,233
	Tsingtao Brewery Co. Ltd. Class H	6,535,530	54,155
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	928,010	53,719
	Industrial Bank Co. Ltd. Class A	19,950,779	53,076
	Gree Electric Appliances Inc. of Zhuhai Class A	5,977,518	52,405
	BYD Electronic International Co. Ltd.	12,124,810	52,252
	Guangzhou Automobile Group Co. Ltd. Class H	50,092,027	51,499
	Industrial & Commercial Bank of China Ltd. Class A	70,021,598	51,459
	CITIC Ltd.	71,365,252	51,022
	Ping An Bank Co. Ltd. Class A	19,015,171	50,461
	China Jinmao Holdings Group Ltd.	91,196,619	46,205
	China Resources Cement Holdings Ltd.	35,283,470	46,201
	Haitong Securities Co. Ltd. Class H	53,304,059	45,156
	Sinopharm Group Co. Ltd. Class H	19,474,596	44,742
[2]	Huatai Securities Co. Ltd. Class H	27,283,390	44,188
*,1	GSX Techedu Inc. ADR	660,629	43,879
	Fosun International Ltd.	35,824,532	43,259
	LONGi Green Energy Technology Co. Ltd. Class A	3,752,786	42,669
	CITIC Securities Co. Ltd. Class A	9,938,812	42,632
	BYD Co. Ltd. Class A	1,761,574	42,030
*,2	China International Capital Corp. Ltd. Class H	17,586,549	41,093
	Kingboard Holdings Ltd.	11,880,404	40,240
	Muyuan Foods Co. Ltd. Class A	3,669,095	38,911
*	SINA Corp.	905,862	38,816
	China Yangtze Power Co. Ltd. Class A	13,672,600	38,788
*	China Biologic Products Holdings Inc.	330,254	38,379
	Luzhou Laojiao Co. Ltd. Class A	1,476,361	38,131
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	9,216,854	38,038
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,511,447	38,012
	Aier Eye Hospital Group Co. Ltd. Class A	4,079,306	37,998
	CIFI Holdings Group Co. Ltd.	54,255,558	37,587
	Brilliance China Automotive Holdings Ltd.	43,369,373	37,437
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,983,391	37,327
	China Communications Construction Co. Ltd. Class H	70,984,149	37,169
	China Longyuan Power Group Corp. Ltd. Class H	53,492,346	36,664
[2]	CGN Power Co. Ltd. Class H	168,048,885	36,042
	Wanhua Chemical Group Co. Ltd. Class A	3,050,683	35,863
	People's Insurance Co. Group of China Ltd. Class H	120,072,409	35,728
	China Vanke Co. Ltd. Class A	8,653,238	35,684
	Pharmaron Beijing Co. Ltd. Class A	2,072,782	35,625
	Shandong Gold Mining Co. Ltd. Class A	9,952,985	35,606
	China Taiping Insurance Holdings Co. Ltd.	23,085,805	34,863
	Nine Dragons Paper Holdings Ltd.	25,452,188	33,949

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	JD.com Inc. Class A	831,652	33,922
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,684,678	33,782
*	Weibo Corp. ADR	807,047	33,533
*	Beijing Enterprises Water Group Ltd.	86,693,986	32,978
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	7,750,974	32,885
	SAIC Motor Corp. Ltd. Class A	9,264,176	32,072
	GF Securities Co. Ltd. Class H	24,710,323	31,953
	Dongfeng Motor Group Co. Ltd. Class H	45,307,816	31,916
	Agile Group Holdings Ltd.	23,204,424	31,840
	China Galaxy Securities Co. Ltd. Class H	57,524,765	31,571
	Sany Heavy Industry Co. Ltd. Class A	8,117,700	31,547
	TravelSky Technology Ltd. Class H	14,863,367	31,332
	Momo Inc. ADR	2,087,357	31,310
	China Resources Power Holdings Co. Ltd.	30,012,592	31,238
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,299,516	31,126
	SF Holding Co. Ltd. Class A	2,481,855	30,742
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	913,442	30,737
	Far East Horizon Ltd.	30,878,637	30,457
	Kunlun Energy Co. Ltd.	46,721,874	30,248
	China State Construction Engineering Corp. Ltd. Class A	39,283,238	30,030
	ZTE Corp. Class H	13,519,255	29,892
	BOE Technology Group Co. Ltd. Class A	49,090,475	29,724
	China Everbright Environment Group Ltd.	58,643,985	29,587
	Contemporary Amperex Technology Co. Ltd. Class A	785,710	28,856
	Bank of Ningbo Co. Ltd. Class A	5,640,957	28,662
*	21Vianet Group Inc. ADR	1,246,091	28,610
	China Life Insurance Co. Ltd. Class A	4,082,678	28,169
	East Money Information Co. Ltd. Class A	7,962,260	27,895
*,1,2	China Literature Ltd.	3,376,755	27,741
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	5,279,359	27,635
	China Cinda Asset Management Co. Ltd. Class H	147,248,775	27,623
*	51job Inc. ADR	392,096	27,486
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,147,419	27,462
*,1	JinkoSolar Holding Co. Ltd. ADR	470,638	27,438
	China Railway Group Ltd. Class H	59,494,471	27,386
	KWG Group Holdings Ltd.	20,617,165	27,340
	Ganfeng Lithium Co. Ltd. Class A	2,995,565	27,332
	China Hongqiao Group Ltd.	37,572,181	27,185
	Kingboard Laminates Holdings Ltd.	16,993,570	27,161
*	Alibaba Pictures Group Ltd.	207,926,993	27,155
	Poly Developments & Holdings Group Co. Ltd. Class A	11,769,925	27,058
	Sinotruk Hong Kong Ltd.	10,522,677	26,915
	Bank of China Ltd. Class A	55,513,500	26,371
	Logan Group Co. Ltd.	16,378,290	25,697
	Shanghai Baosight Software Co. Ltd. Class B	6,564,823	25,638
*,1	Canadian Solar Inc.	704,555	25,611
	Beijing Enterprises Holdings Ltd.	8,494,091	25,591
*	Baozun Inc. ADR	691,322	25,295
	China Meidong Auto Holdings Ltd.	6,160,096	25,225
	China Pacific Insurance Group Co. Ltd. Class A	5,218,272	24,922
	China Merchants Securities Co. Ltd. Class A	8,040,422	24,879
	CRRC Corp. Ltd. Class H	63,251,919	24,534
*	Seazen Group Ltd.	32,323,230	24,233
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	7,833,279	24,123
	Shenwan Hongyuan Group Co. Ltd. Class A	31,840,332	24,014
	China Lesso Group Holdings Ltd.	14,774,293	23,952
	Huaneng Power International Inc. Class H	63,774,215	23,824
	Anhui Conch Cement Co. Ltd. Class A	3,126,400	23,808
	Haier Smart Home Co. Ltd. Class A	6,354,094	23,643
	Anhui Gujing Distillery Co. Ltd. Class B	2,074,000	23,598

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Changchun High & New Technology Industry Group Inc. Class A	417,973	23,422
	China Molybdenum Co. Ltd. Class H	63,308,781	23,041
	Yanzhou Coal Mining Co. Ltd. Class H	31,645,712	23,032
	Guangzhou R&F Properties Co. Ltd. Class H	18,071,894	22,982
	Jiangxi Copper Co. Ltd. Class H	19,109,962	22,821
*	Chinasoft International Ltd.	31,062,644	22,550
	Henan Shuanghui Investment & Development Co. Ltd. Class A	3,015,880	22,545
*,1,2	Weimob Inc.	17,449,000	22,459
*	COSCO SHIPPING Holdings Co. Ltd. Class H	35,027,549	22,414
[2]	A-Living Services Co. Ltd. Class H	5,313,360	22,376
	Shenzhen International Holdings Ltd.	14,367,918	22,373
	China Communications Services Corp. Ltd. Class H	38,373,676	22,359
[1,2]	Jinxin Fertility Group Ltd.	18,340,000	22,321
	GoerTek Inc. Class A	3,284,986	22,295
[2]	China Merchants Securities Co. Ltd. Class H	17,947,155	22,260
*,1,2	Hua Hong Semiconductor Ltd.	6,037,323	22,242
*	Daqo New Energy Corp. ADR	120,929	22,083
	China Everbright Bank Co. Ltd. Class A	37,609,009	22,028
*	Tongcheng-Elong Holdings Ltd.	13,176,329	21,930
	Zhaojin Mining Industry Co. Ltd. Class H	16,921,857	21,906
*,1,2	CanSino Biologics Inc. Class H	1,118,400	21,886
	Yangzijiang Shipbuilding Holdings Ltd.	32,476,233	21,865
	Yonyou Network Technology Co. Ltd. Class A	3,368,585	21,800
	China Railway Group Ltd. Class A	27,063,700	21,734
	China Merchants Port Holdings Co. Ltd.	20,356,510	21,638
[2]	Topsports International Holdings Ltd.	15,700,000	21,528
	Mango Excellent Media Co. Ltd. Class A	1,935,799	21,485
	Focus Media Information Technology Co. Ltd. Class A	15,254,172	21,334
[1]	Hebei Construction Group Corp. Ltd. Class H	6,370,500	21,253
	Hopson Development Holdings Ltd.	8,277,172	21,175
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	614,346	21,096
	China Railway Construction Corp. Ltd. Class H	30,968,370	20,978
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	13,494,923	20,948
[2]	Yadea Group Holdings Ltd.	14,628,270	20,945
	China Minsheng Banking Corp. Ltd. Class A	26,454,700	20,868
	Haitian International Holdings Ltd.	8,325,765	20,636
	China Medical System Holdings Ltd.	19,576,348	20,586
	Greentown China Holdings Ltd.	12,646,806	20,554
	AviChina Industry & Technology Co. Ltd. Class H	38,411,976	19,816
	Yuexiu Property Co. Ltd.	101,920,674	19,788
[2]	Dali Foods Group Co. Ltd.	31,835,715	19,766
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	22,350,261	19,733
	China Yongda Automobiles Services Holdings Ltd.	13,820,504	19,692
	Air China Ltd. Class H	30,065,059	19,450
*,1	GOME Retail Holdings Ltd.	172,176,464	19,128
*,1	HUYA Inc. ADR	853,880	19,127
	Jiangsu Expressway Co. Ltd. Class H	19,102,294	19,119
	China State Construction International Holdings Ltd.	27,551,666	19,113
*	Genscript Biotech Corp.	13,623,141	18,969
	Shanghai International Airport Co. Ltd. Class A	1,910,552	18,901
	Tongwei Co. Ltd. Class A	4,100,784	18,879
	China Aoyuan Group Ltd.	20,006,569	18,814
	China Everbright Ltd.	14,078,025	18,627
	Bosideng International Holdings Ltd.	42,304,029	18,584
[2]	China Huarong Asset Management Co. Ltd. Class H	175,376,692	18,375
*	DouYu International Holdings Ltd. ADR	1,197,135	18,316
	Will Semiconductor Ltd. Class A	610,531	18,085
[2]	Guotai Junan Securities Co. Ltd. Class H	13,862,967	18,070

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	663,438	18,009
	China Oilfield Services Ltd. Class H	29,711,604	17,942
*,2	3SBio Inc.	19,233,257	17,939
	Beijing Capital International Airport Co. Ltd. Class H	28,803,490	17,599
*	Alibaba Group Holding Ltd.	464,200	17,590
	Bank of Communications Co. Ltd. Class A	25,875,591	17,509
*	360 DigiTech Inc. ADR	1,515,672	17,461
	New Hope Liuhe Co. Ltd. Class A	4,262,599	17,127
	Wingtech Technology Co. Ltd. Class A	1,135,846	17,080
	China United Network Communications Ltd. Class A	23,898,400	17,053
	Flat Glass Group Co. Ltd. Class H	5,706,000	17,047
	Yunnan Baiyao Group Co. Ltd. Class A	1,095,297	16,877
	Zijin Mining Group Co. Ltd. Class A	15,973,367	16,808
	Times China Holdings Ltd.	12,374,589	16,531
	Huatai Securities Co. Ltd. Class A	5,371,200	16,379
[1,2]	CSC Financial Co. Ltd. Class H	13,496,623	16,366
	New China Life Insurance Co. Ltd. Class A	1,701,691	16,356
	Kaisa Group Holdings Ltd.	34,947,208	16,299
	Zhejiang Expressway Co. Ltd. Class H	23,479,672	16,029
*,2	Alphamab Oncology	7,886,000	15,966
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	19,373,358	15,954
	Offcn Education Technology Co. Ltd. Class A	2,698,962	15,947
	China Traditional Chinese Medicine Holdings Co. Ltd.	39,783,791	15,898
*,1	China Southern Airlines Co. Ltd. Class H	30,231,338	15,835
	CRRC Corp. Ltd. Class A	19,535,238	15,745
	Guotai Junan Securities Co. Ltd. Class A	5,664,300	15,609
	Hundsun Technologies Inc. Class A	1,116,948	15,562
[1]	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	11,744,078	15,481
	China Everbright Bank Co. Ltd. Class H	44,662,389	15,478
[2]	Luye Pharma Group Ltd.	26,663,451	15,473
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	7,345,900	15,463
	Ever Sunshine Lifestyle Services Group Ltd.	8,920,000	15,424
	Haitong Securities Co. Ltd. Class A	7,334,800	15,418
	Yuzhou Group Holdings Co. Ltd.	39,653,942	15,349
	China Overseas Property Holdings Ltd.	21,029,808	15,273
[1]	Tianneng Power International Ltd.	9,324,340	15,191
	Eve Energy Co. Ltd. Class A	1,902,358	15,169
	COSCO SHIPPING Ports Ltd.	25,876,722	15,156
	Shenzhen Inovance Technology Co. Ltd. Class A	1,565,420	15,049
	Powerlong Real Estate Holdings Ltd.	22,292,597	15,009
	Chongqing Rural Commercial Bank Co. Ltd. Class H	37,558,810	14,997
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	15,375,325	14,964
	Bank of Shanghai Co. Ltd. Class A	12,712,960	14,914
	ZTE Corp. Class A	3,060,264	14,761
	Shenzhen Investment Ltd.	48,139,683	14,706
	Guangdong Haid Group Co. Ltd. Class A	1,583,101	14,580
	Suning.com Co. Ltd. Class A	9,988,348	14,492
*	Aluminum Corp. of China Ltd. Class H	65,855,642	14,384
	Hualan Biological Engineering Inc. Class A	1,843,655	14,122
	China Petroleum & Chemical Corp. Class A	24,033,316	14,011
	Fu Shou Yuan International Group Ltd.	13,569,902	13,978
	Greentown Service Group Co. Ltd.	12,589,637	13,821
*	OneConnect Financial Technology Co. Ltd. ADR	680,012	13,695
	Huayu Automotive Systems Co. Ltd. Class A	2,941,005	13,681
	NARI Technology Co. Ltd. Class A	4,401,066	13,677
	Ausnutria Dairy Corp. Ltd.	9,502,031	13,579
	Lingyi iTech Guangdong Co. Class A	6,945,900	13,563
	China Power International Development Ltd.	69,873,907	13,454
[2]	China Resources Pharmaceutical Group Ltd.	26,786,004	13,391

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,179,152	13,349
[2]	China East Education Holdings Ltd.	6,913,500	13,324
	Sanan Optoelectronics Co. Ltd. Class A	4,001,100	13,318
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	3,624,417	13,283
	SSY Group Ltd.	24,132,069	13,209
	Gigadevice Semiconductor Beijing Inc. Class A	453,600	13,186
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,360,257	13,106
	Glodon Co. Ltd. Class A	1,227,511	13,069
	Iflytek Co. Ltd. Class A	2,291,200	13,050
*,1,2	Koolearn Technology Holding Ltd.	4,028,500	13,043
	Digital China Holdings Ltd.	17,608,782	12,964
	Hangzhou Tigermed Consulting Co. Ltd. Class A	696,580	12,938
	China Shenhua Energy Co. Ltd. Class A	5,179,666	12,896
	China Construction Bank Corp. Class A	13,701,201	12,876
	NAURA Technology Group Co. Ltd. Class A	502,202	12,868
[2]	AK Medical Holdings Ltd.	5,712,000	12,781
[2]	China Yuhua Education Corp. Ltd.	16,133,276	12,762
	Citic Pacific Special Steel Group Co. Ltd. Class A	5,222,747	12,606
*	Tianli Education International Holdings Ltd.	15,843,000	12,598
	China SCE Group Holdings Ltd.	29,188,373	12,545
[2]	BAIC Motor Corp. Ltd. Class H	33,876,494	12,529
	TCL Technology Group Corp. Class A	13,820,900	12,493
	China Eastern Airlines Corp. Ltd. Class H	31,351,903	12,491
*	XD Inc.	2,571,600	12,475
*	China Shipbuilding Industry Co. Ltd. Class A	19,918,800	12,390
	Daqin Railway Co. Ltd. Class A	12,890,855	12,347
	Maxscend Microelectronics Co. Ltd. Class A	190,134	12,332
	Chongqing Changan Automobile Co. Ltd. Class B	17,876,445	12,260
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,481,299	12,069
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	1,993,400	11,987
	AECC Aviation Power Co. Ltd. Class A	2,191,706	11,979
	China Overseas Grand Oceans Group Ltd.	20,425,288	11,923
	GF Securities Co. Ltd. Class A	5,151,768	11,877
*	Founder Securities Co. Ltd. Class A	8,494,200	11,826
	Bank of Beijing Co. Ltd. Class A	16,930,414	11,813
	Walvax Biotechnology Co. Ltd. Class A	1,570,565	11,712
	Everbright Securities Co. Ltd. Class A	4,332,800	11,679
	Anhui Gujing Distillery Co. Ltd. Class A	371,137	11,667
	Inner Mongolia Yitai Coal Co. Ltd. Class B	18,590,966	11,664
	Baoshan Iron & Steel Co. Ltd. Class A	14,587,544	11,649
*	Topchoice Medical Corp. Class A	342,179	11,532
*	LexinFintech Holdings Ltd. ADR	1,394,271	11,489
	China Railway Construction Corp. Ltd. Class A	9,139,100	11,392
	Seazen Holdings Co. Ltd. Class A	2,341,235	11,392
*	Zhejiang Century Huatong Group Co. Ltd. Class A	8,901,500	11,358
	Poly Property Services Co. Ltd.	1,572,600	11,346
	Yunnan Energy New Material Co. Ltd. Class A	751,980	11,247
	Yifeng Pharmacy Chain Co. Ltd. Class A	737,399	11,231
	Weichai Power Co. Ltd. Class A	4,961,000	11,227
	Lao Feng Xiang Co. Ltd. Class B	3,755,473	11,157
*	JA Solar Technology Co. Ltd. Class A	1,929,785	11,079
	Huaxia Bank Co. Ltd. Class A	12,164,264	11,014
	Shoucheng Holdings Ltd.	30,657,185	11,010
	Yonghui Superstores Co. Ltd. Class A	9,406,481	10,988
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	59,269,134	10,954
	Hithink RoyalFlush Information Network Co. Ltd. Class A	540,231	10,931
*	Shanghai Electric Group Co. Ltd. Class H	38,352,099	10,901
	Huaxin Cement Co. Ltd. Class B	5,203,663	10,854
	AVIC Shenyang Aircraft Co. Ltd. Class A	1,387,952	10,757
	Livzon Pharmaceutical Group Inc. Class H	2,401,093	10,642

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Orient Securities Co. Ltd. Class A	6,525,540	10,498
*	COSCO SHIPPING Holdings Co. Ltd. Class A	10,548,851	10,324
	Bank of Hangzhou Co. Ltd. Class A	5,273,236	10,225
[1]	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	4,258,597	10,125
	Health & Happiness H&H International Holdings Ltd.	2,519,215	10,034
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,281,969	9,951
	China CITIC Bank Corp. Ltd. Class A	13,172,984	9,939
[1]	China International Marine Containers Group Co. Ltd. Class H	7,310,721	9,936
	China Education Group Holdings Ltd.	5,954,085	9,926
	Fuyao Glass Industry Group Co. Ltd. Class A	1,756,400	9,847
[1,2]	Legend Holdings Corp. Class H	7,303,024	9,826
	Angang Steel Co. Ltd. Class H	33,407,390	9,809
	China Water Affairs Group Ltd.	13,620,504	9,771
	SDIC Power Holdings Co. Ltd. Class A	7,057,546	9,755
*	GCL-Poly Energy Holdings Ltd.	210,944,206	9,687
	Zhejiang Dahua Technology Co. Ltd. Class A	2,846,393	9,637
*	China Southern Airlines Co. Ltd. Class A	11,567,900	9,533
	Shanghai Industrial Holdings Ltd.	7,125,874	9,521
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	2,728,600	9,516
	Hengyi Petrochemical Co. Ltd. Class A	5,515,640	9,507
	Zhejiang NHU Co. Ltd. Class A	2,179,992	9,467
*	ZTO Express Cayman Inc.	318,155	9,406
	Gemdale Corp. Class A	4,706,084	9,401
	Shenzhen Expressway Co. Ltd. Class H	10,535,657	9,397
	Zhenro Properties Group Ltd.	16,275,494	9,392
*,2	China Logistics Property Holdings Co. Ltd.	17,963,719	9,391
	AVIC Aircraft Co. Ltd. Class A	2,590,700	9,385
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	570,274	9,169
	Hengli Petrochemical Co. Ltd. Class A	3,173,220	9,164
	CSC Financial Co. Ltd. Class A	1,402,800	9,003
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,657,071	9,003
	Shaanxi Coal Industry Co. Ltd. Class A	6,870,310	8,997
	Sinotrans Ltd. Class H	30,296,377	8,972
	China Reinsurance Group Corp. Class H	93,509,251	8,950
	Fanhua Inc. ADR	591,594	8,868
	Jafron Biomedical Co. Ltd. Class A	738,026	8,756
	WuXi AppTec Co. Ltd. Class A	517,381	8,740
	Zhongjin Gold Corp. Ltd. Class A	6,252,590	8,735
*	Sohu.com Ltd. ADR	461,400	8,693
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	1,047,680	8,683
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,402,593	8,682
	First Capital Securities Co. Ltd. Class A	5,823,000	8,657
*,1	Bitauto Holdings Ltd. ADR	540,818	8,621
	COFCO Joycome Foods Ltd.	26,352,280	8,593
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	8,736,366	8,572
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,258,100	8,563
*	KWG Living Group Holdings Ltd.	10,804,332	8,473
	Shougang Fushan Resources Group Ltd.	36,110,841	8,452
[2]	Qingdao Port International Co. Ltd. Class H	14,840,551	8,433
*,1,2	Jiumaojiu International Holdings Ltd.	3,817,000	8,425
*	Lifetech Scientific Corp.	32,973,719	8,404
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	7,964,300	8,403
	Chongqing Brewery Co. Ltd. Class A	525,289	8,389
	Industrial Securities Co. Ltd. Class A	7,223,900	8,385
	Beijing New Building Materials plc Class A	1,617,435	8,362
	Sany Heavy Equipment International Holdings Co. Ltd.	15,163,879	8,360
	Guosen Securities Co. Ltd. Class A	4,183,052	8,360

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Sino-Ocean Group Holding Ltd.	43,438,150	8,308
	NetDragon Websoft Holdings Ltd.	3,853,745	8,291
	Sinopec Engineering Group Co. Ltd. Class H	21,308,780	8,283
	Humanwell Healthcare Group Co. Ltd. Class A	1,682,900	8,282
[1,2]	Viva Biotech Holdings	8,633,500	8,243
	Wuhan Guide Infrared Co. Ltd. Class A	1,624,785	8,234
	Poly Property Group Co. Ltd.	28,384,691	8,198
	By-health Co. Ltd. Class A	2,098,500	8,117
	Sungrow Power Supply Co. Ltd. Class A	1,390,908	8,089
	Shengyi Technology Co. Ltd. Class A	2,242,700	8,035
*	SOHO China Ltd.	29,976,276	8,031
	Hisense Home Appliances Group Co. Ltd.	5,540,259	7,967
	China Oriental Group Co. Ltd.	35,111,924	7,948
	Yanlord Land Group Ltd.	10,296,760	7,919
	Centre Testing International Group Co. Ltd. Class A	1,939,200	7,820
[1]	E-House China Enterprise Holdings Ltd.	7,622,435	7,803
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,692,248	7,798
	Lens Technology Co. Ltd. Class A	1,553,700	7,783
	Songcheng Performance Development Co. Ltd. Class A	3,125,470	7,763
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,671,500	7,761
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,523,040	7,695
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	817,943	7,693
[2]	Midea Real Estate Holding Ltd.	3,397,613	7,683
	Bank of Nanjing Co. Ltd. Class A	6,715,200	7,680
	Yealink Network Technology Corp. Ltd. Class A	850,015	7,672
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	19,407,088	7,655
	NanJi E-Commerce Co. Ltd. Class A	2,756,193	7,578
	China National Nuclear Power Co. Ltd. Class A	11,432,331	7,577
[2]	Orient Securities Co. Ltd. Class H	11,494,692	7,574
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	480,357	7,574
	Kingfa Sci & Tech Co. Ltd. Class A	3,298,500	7,538
	China Fortune Land Development Co. Ltd. Class A	3,572,423	7,529
	Sihuan Pharmaceutical Holdings Group Ltd.	64,827,198	7,476
	Asymchem Laboratories Tianjin Co. Ltd. Class A	180,740	7,418
[1,2]	China Railway Signal & Communication Corp. Ltd. Class H	22,361,867	7,375
	Lonking Holdings Ltd.	27,661,942	7,367
	Lomon Billions Group Co. Ltd. Class A	1,987,300	7,360
*	Noah Holdings Ltd. ADR	277,726	7,313
*,1	BEST Inc. ADR	2,839,232	7,297
	China Jushi Co. Ltd. Class A	3,494,130	7,296
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	812,061	7,288
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,689,379	7,264
*	Sogou Inc. ADR	808,908	7,199
	Shenzhen Sunway Communication Co. Ltd. Class A	1,005,735	7,149
	Beijing Jingneng Clean Energy Co. Ltd. Class H	25,199,244	7,134
	Times Neighborhood Holdings Ltd.	7,009,303	7,126
	Shanghai Electric Group Co. Ltd. Class A	9,631,835	7,117
	Jiayuan International Group Ltd.	16,636,527	7,106
	Foxconn Industrial Internet Co. Ltd. Class A	3,474,292	7,098
	Hangzhou Steam Turbine Co. Ltd. Class B	6,024,536	7,042
	Tsingtao Brewery Co. Ltd. Class A	590,558	7,003
[2]	Genertec Universal Medical Group Co. Ltd.	10,047,849	6,998
	Ovctek China Inc. Class A	684,689	6,981
	Shandong Sinocera Functional Material Co. Ltd. Class A	1,134,605	6,969
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,345,615	6,941
*,2	CStone Pharmaceuticals	4,720,500	6,931
	Angel Yeast Co. Ltd. Class A	875,900	6,916
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,632,074	6,906
	Hollysys Automation Technologies Ltd.	617,066	6,905

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Ecovacs Robotics Co. Ltd. Class A	736,340	6,901
	China Coal Energy Co. Ltd. Class H	28,188,267	6,886
	Changjiang Securities Co. Ltd. Class A	6,102,532	6,877
	Sinolink Securities Co. Ltd. Class A	3,061,646	6,861
	Sichuan Chuantou Energy Co. Ltd. Class A	4,557,976	6,859
*	Chongqing Changan Automobile Co. Ltd. Class A	2,754,921	6,817
	Huadong Medicine Co. Ltd. Class A	1,626,293	6,789
	Intco Medical Technology Co. Ltd. Class A	390,200	6,775
*,1	Skyworth Group Ltd.	25,801,771	6,759
	Tiangong International Co. Ltd.	20,093,378	6,745
	Guoyuan Securities Co. Ltd. Class A	5,355,740	6,716
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,747,217	6,706
	Beijing Sinnet Technology Co. Ltd. Class A	2,344,200	6,698
	Great Wall Motor Co. Ltd. Class A	1,884,364	6,694
[1]	Q Technology Group Co. Ltd.	6,049,615	6,686
	Greatview Aseptic Packaging Co. Ltd.	15,510,304	6,646
	Beijing Enlight Media Co. Ltd. Class A	3,648,180	6,631
[1]	Comba Telecom Systems Holdings Ltd.	20,571,088	6,598
	Jinke Properties Group Co. Ltd. Class A	5,665,939	6,575
	BBMG Corp. Class H	34,815,494	6,570
	SDIC Capital Co. Ltd. Class A	3,127,761	6,545
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	5,035,768	6,530
*	Fufeng Group Ltd.	20,602,303	6,527
	Metallurgical Corp. of China Ltd. Class A	16,816,994	6,519
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,606,602	6,519
*	Hainan Airlines Holding Co. Ltd. Class A	28,119,000	6,518
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,090,450	6,501
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,823,453	6,491
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	267,360	6,491
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,452,500	6,439
	Beijing Shiji Information Technology Co. Ltd. Class A	1,161,900	6,423
	Skshu Paint Co. Ltd. Class A	288,201	6,387
	JiuGui Liquor Co. Ltd. Class A	426,300	6,385
*,1,2	Venus MedTech Hangzhou Inc. Class H	661,500	6,378
	Suzhou Maxwell Technologies Co. Ltd. Class A	102,296	6,308
	OFILM Group Co. Ltd. Class A	2,719,114	6,291
	Jason Furniture Hangzhou Co. Ltd. Class A	587,684	6,287
	Inspur Electronic Information Industry Co. Ltd. Class A	1,374,252	6,275
	SooChow Securities Co. Ltd. Class A	4,282,390	6,273
	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,450,902	6,270
	Youngor Group Co. Ltd. Class A	5,877,500	6,263
	Sunwoda Electronic Co. Ltd. Class A	1,496,804	6,259
	China Greatwall Technology Group Co. Ltd. Class A	2,745,700	6,230
	China Dongxiang Group Co. Ltd.	50,198,984	6,221
	SG Micro Corp. Class A	152,341	6,196
	Jinchuan Group International Resources Co. Ltd.	65,506,840	6,192
	Shanghai M&G Stationery Inc. Class A	514,400	6,179
	Dongxing Securities Co. Ltd. Class A	3,379,722	6,175
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	6,327,599	6,171
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	1,025,974	6,165
	Beijing Shunxin Agriculture Co. Ltd. Class A	750,029	6,164
	Winning Health Technology Group Co. Ltd. Class A	2,308,430	6,143
	Shanxi Meijin Energy Co. Ltd. Class A	6,839,300	6,110
	Shandong Sun Paper Industry JSC Ltd. Class A	2,919,500	6,077
	British American Tobacco Malaysia Bhd.	2,492,169	6,071
[1]	China Tobacco International HK Co. Ltd.	3,195,000	6,056
	Avary Holding Shenzhen Co. Ltd. Class A	825,440	6,055
	COSCO SHIPPING Development Co. Ltd. Class H	54,171,171	6,025

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Dongyue Group Ltd.	15,757,577	6,012
	China Merchants Energy Shipping Co. Ltd. Class A	6,941,021	6,002
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	905,115	5,997
[2]	Hope Education Group Co. Ltd.	25,420,000	5,993
*	So-Young International Inc. ADR	512,619	5,982
	Wangfujing Group Co. Ltd. Class A	989,800	5,959
	Shandong Chenming Paper Holdings Ltd. Class B	17,655,985	5,952
	Dawning Information Industry Co. Ltd. Class A	1,109,040	5,936
	Yantai Eddie Precision Machinery Co. Ltd. Class A	775,960	5,923
	Sichuan Swellfun Co. Ltd. Class A	595,520	5,897
	China Suntien Green Energy Corp. Ltd. Class H	25,263,892	5,891
[1]	China Maple Leaf Educational Systems Ltd.	21,643,880	5,880
[1,2]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,755,232	5,870
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,265,927	5,839
	Beijing Tongrentang Co. Ltd. Class A	1,447,198	5,825
	Asia Cement China Holdings Corp.	6,345,406	5,824
*	Ronshine China Holdings Ltd.	8,529,841	5,815
	Tianshui Huatian Technology Co. Ltd. Class A	2,692,045	5,790
	Kuang-Chi Technologies Co. Ltd. Class A	1,950,100	5,786
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,814,000	5,766
	Zhejiang Longsheng Group Co. Ltd. Class A	2,896,500	5,762
	Hangzhou Robam Appliances Co. Ltd. Class A	1,048,362	5,739
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	299,500	5,702
	TCL Electronics Holdings Ltd.	8,382,515	5,694
	Tianfeng Securities Co. Ltd. Class A	6,482,426	5,692
	Lianhe Chemical Technology Co. Ltd. Class A	1,602,352	5,688
*,2	Ascentage Pharma Group International	1,610,500	5,674
	Sinoma Science & Technology Co. Ltd. Class A	1,972,672	5,665
[2]	Red Star Macalline Group Corp. Ltd. Class H	9,391,467	5,661
	East Group Co. Ltd. Class A	3,736,800	5,619
	Tong Ren Tang Technologies Co. Ltd. Class H	9,564,836	5,616
	Metallurgical Corp. of China Ltd. Class H	34,703,700	5,608
	XCMG Construction Machinery Co. Ltd. Class A	6,975,800	5,595
	Hongfa Technology Co. Ltd. Class A	725,809	5,586
[2]	Redco Properties Group Ltd.	12,549,960	5,557
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	4,108,730	5,552
	AVIC Electromechanical Systems Co. Ltd. Class A	3,504,000	5,541
	China Spacesat Co. Ltd. Class A	1,179,800	5,537
	CSG Holding Co. Ltd. Class B	18,290,893	5,529
	Western Securities Co. Ltd. Class A	4,053,544	5,523
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	591,657	5,509
	Shanghai International Port Group Co. Ltd. Class A	8,807,600	5,506
	Perfect World Co. Ltd. Class A	1,308,950	5,493
	Huadian Power International Corp. Ltd. Class H	22,134,944	5,492
	Shandong Pharmaceutical Glass Co. Ltd. Class A	813,580	5,487
	Zhejiang Supor Co. Ltd. Class A	518,775	5,475
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	603,652	5,461
	Huizhou Desay Sv Automotive Co. Ltd. Class A	533,819	5,440
	GD Power Development Co. Ltd. Class A	18,559,400	5,437
	Shanxi Securities Co. Ltd. Class A	4,826,079	5,427
	Yuexiu Transport Infrastructure Ltd.	9,737,624	5,423
	Bank of Changsha Co. Ltd. Class A	4,026,700	5,422
	Oriental Pearl Group Co. Ltd. Class A	3,931,225	5,399
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,242,270	5,393
	Greenland Holdings Corp. Ltd. Class A	5,814,400	5,388
	Zhejiang Dingli Machinery Co. Ltd. Class A	395,185	5,385
	Liaoning Cheng Da Co. Ltd. Class A	1,591,400	5,374
	Joinn Laboratories China Co. Ltd. Class A	339,360	5,342

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Rongsheng Petro Chemical Co. Ltd. Class A	1,864,443	5,318
	Proya Cosmetics Co. Ltd. Class A	205,632	5,318
	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,359,500	5,296
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,511,031	5,293
	Xtep International Holdings Ltd.	15,585,490	5,285
	Shenzhen Energy Group Co. Ltd. Class A	6,512,757	5,285
	Datang International Power Generation Co. Ltd. Class H	41,750,343	5,283
	G-bits Network Technology Xiamen Co. Ltd. Class A	74,649	5,267
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	30,895,485	5,263
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,857,000	5,260
*,2	Meitu Inc.	29,848,158	5,257
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	526,084	5,245
	Southwest Securities Co. Ltd. Class A	6,935,609	5,236
	Sealand Securities Co. Ltd. Class A	6,707,900	5,223
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,876,119	5,207
	YTO Express Group Co. Ltd. Class A	2,490,959	5,201
	NetEase Inc.	297,274	5,200
	Guangdong Hongda Blasting Co. Ltd. Class A	723,800	5,178
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	309,258	5,163
	Ningbo Tuopu Group Co. Ltd. Class A	903,887	5,161
[1]	China Tian Lun Gas Holdings Ltd.	6,116,284	5,154
	Beijing Dabeinong Technology Group Co. Ltd. Class A	4,137,900	5,134
*,1,2	Maoyan Entertainment	3,634,400	5,124
*	Jointown Pharmaceutical Group Co. Ltd. Class A	1,883,714	5,117
	Wanda Film Holding Co. Ltd. Class A	2,221,954	5,111
	China National Software & Service Co. Ltd. Class A	485,600	5,104
	Hangzhou First Applied Material Co. Ltd. Class A	447,200	5,078
	Avic Capital Co. Ltd. Class A	7,707,995	5,044
	Guangdong Electric Power Development Co. Ltd. Class B	18,553,952	5,031
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,874,000	5,010
	Weihai Guangwei Composites Co. Ltd. Class A	506,940	5,009
	Bafang Electric Suzhou Co. Ltd. Class A	181,800	5,007
	Venustech Group Inc. Class A	1,076,100	4,978
*	Shanghai DZH Ltd. Class A	3,729,687	4,974
	Power Construction Corp. of China Ltd. Class A	8,589,609	4,937
	Addsino Co. Ltd. Class A	1,640,400	4,936
	Thunder Software Technology Co. Ltd. Class A	383,900	4,924
	Digital China Group Co. Ltd. Class A	1,280,800	4,910
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	2,170,496	4,899
	PAX Global Technology Ltd.	8,359,538	4,858
	Livzon Pharmaceutical Group Inc. Class A	671,043	4,858
	Zhejiang Chint Electrics Co. Ltd. Class A	1,107,902	4,858
	China Great Wall Securities Co. Ltd. Class A	2,607,700	4,836
	China Resources Medical Holdings Co. Ltd.	8,090,609	4,816
	China South Publishing & Media Group Co. Ltd. Class A	3,066,161	4,809
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	849,769	4,805
	Aisino Corp. Class A	2,065,100	4,798
	Shenergy Co. Ltd. Class A	6,147,142	4,795
	China National Medicines Corp. Ltd. Class A	744,288	4,774
*	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,161,700	4,772
	Sinopec Kantons Holdings Ltd.	13,194,826	4,770
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	763,500	4,770
	Sinocare Inc. Class A	773,849	4,748
	Huaneng Power International Inc. Class A	6,501,476	4,745
	Huaxin Cement Co. Ltd. Class A	1,307,981	4,741
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,488,950	4,732

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,868,500	4,731
	Yango Group Co. Ltd. Class A	4,597,893	4,722
	Sinofibers Technology Co. Ltd. Class A	672,323	4,722
	Shanghai Jahwa United Co. Ltd. Class A	764,155	4,717
	Han's Laser Technology Industry Group Co. Ltd. Class A	782,100	4,709
	Beijing Yanjing Brewery Co. Ltd. Class A	3,601,110	4,681
	State Grid Information & Communication Co. Ltd. Class A	1,792,922	4,666
	Zhejiang Huafeng Spandex Co. Ltd. Class A	3,878,805	4,655
	Shanghai Shimao Co. Ltd. Class A	5,374,804	4,652
	Beijing Kunlun Tech Co. Ltd. Class A	1,264,800	4,648
	Financial Street Holdings Co. Ltd. Class A	4,660,605	4,648
	Beijing BDStar Navigation Co. Ltd. Class A	523,000	4,635
	Hubei Energy Group Co. Ltd. Class A	7,820,067	4,630
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,670,000	4,607
	West China Cement Ltd.	30,937,253	4,598
	Zhongji Innolight Co. Ltd. Class A	647,479	4,584
	Autobio Diagnostics Co. Ltd. Class A	174,956	4,560
	Jiangsu Eastern Shenghong Co. Ltd. Class A	4,952,624	4,553
	Xinhu Zhongbao Co. Ltd. Class A	9,489,248	4,550
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	2,338,901	4,545
	Joyoung Co. Ltd. Class A	857,577	4,524
	Northeast Securities Co. Ltd. Class A	3,240,300	4,524
	Edifier Technology Co. Ltd. Class A	1,841,400	4,522
	Zhongliang Holdings Group Co. Ltd.	6,694,000	4,519
	RiseSun Real Estate Development Co. Ltd. Class A	4,280,356	4,503
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	983,316	4,491
	Xiamen Kingdomway Group Co. Class A	792,231	4,486
	Shenzhen SC New Energy Technology Corp. Class A	299,906	4,482
*	Keshun Waterproof Technologies Co. Ltd. Class A	1,286,400	4,482
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	733,796	4,473
	Gotion High-tech Co. Ltd. Class A	1,131,200	4,469
	Red Avenue New Materials Group Co. Ltd. Class A	770,900	4,468
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	966,430	4,462
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,073,750	4,459
	Oppein Home Group Inc. Class A	242,300	4,455
	Pacific Securities Co. Ltd. Class A	7,903,626	4,451
	Bear Electric Appliance Co. Ltd. Class A	255,990	4,446
	Jiangsu Yangnong Chemical Co. Ltd. Class A	319,300	4,443
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,488,367	4,438
	Ningbo Joyson Electronic Corp. Class A	1,238,900	4,436
	Yifan Pharmaceutical Co. Ltd. Class A	1,303,800	4,428
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	18,385,361	4,400
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	443,258	4,400
	Huangshan Tourism Development Co. Ltd. Class B	5,970,704	4,396
	Sangfor Technologies Inc. Class A	154,379	4,388
*	Tianqi Lithium Corp. Class A	1,477,200	4,385
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,041,971	4,379
	Laobaixing Pharmacy Chain JSC Class A	409,213	4,376
	Shanghai Chinafortune Co. Ltd. Class A	1,658,600	4,373
	Dongfang Electric Corp. Ltd. Class A	2,756,500	4,372
	FAW Jiefang Group Co. Ltd. Class A	2,355,985	4,367
	China Film Co. Ltd. Class A	2,304,100	4,361
	Shenzhen Capchem Technology Co. Ltd. Class A	387,735	4,350
	Shenzhen Goodix Technology Co. Ltd. Class A	169,147	4,349
	C&S Paper Co. Ltd. Class A	1,430,008	4,329
	China Enterprise Co. Ltd. Class A	7,373,234	4,322
	Tongkun Group Co. Ltd. Class A	1,907,060	4,320

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Bank of Chongqing Co. Ltd. Class H	7,698,486	4,315
	Heilongjiang Agriculture Co. Ltd. Class A	1,655,300	4,310
	Tianma Microelectronics Co. Ltd. Class A	2,014,271	4,302
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,537,240	4,302
	China Gezhouba Group Co. Ltd. Class A	4,129,717	4,297
	CIMC Enric Holdings Ltd.	9,123,670	4,296
*,1,2	Yixin Group Ltd.	17,181,112	4,289
	Spring Airlines Co. Ltd. Class A	672,692	4,287
	Hengtong Optic-electric Co. Ltd. Class A	1,942,560	4,258
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	747,801	4,248
	Shanghai Weaver Network Co. Ltd. Class A	307,404	4,244
	Xinyi Energy Holdings Ltd.	8,198,000	4,229
	China Merchants Property Operation & Service Co. Ltd. Class A	1,110,200	4,228
	Chacha Food Co. Ltd. Class A	475,378	4,224
	China Molybdenum Co. Ltd. Class A	7,123,900	4,218
*	Fantasia Holdings Group Co. Ltd.	22,159,475	4,191
	Qianhe Condiment & Food Co. Ltd. Class A	733,152	4,188
	Shenzhen MTC Co. Ltd. Class A	4,636,300	4,180
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	271,704	4,177
	Hisense Home Appliances Group Co. Ltd. Class A	1,904,457	4,173
	NavInfo Co. Ltd. Class A	1,961,319	4,170
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	398,281	4,160
*	TongFu Microelectronics Co. Ltd. Class A	1,114,720	4,150
	DHC Software Co. Ltd. Class A	3,030,100	4,142
	Concord New Energy Group Ltd.	78,242,078	4,142
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,152,869	4,130
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,019,086	4,127
	China Kepei Education Group Ltd.	5,980,000	4,125
[2]	China New Higher Education Group Ltd.	7,873,000	4,108
*	China Zhongwang Holdings Ltd.	20,104,283	4,105
	Jiangsu Shagang Co. Ltd. Class A	2,114,200	4,101
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	664,496	4,096
	Wens Foodstuffs Group Co. Ltd. Class A	1,436,855	4,076
	Guangdong Provincial Expressway Development Co. Ltd. Class B	7,655,556	4,043
	CECEP Wind-Power Corp. Class A	9,953,444	4,035
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	687,688	4,033
	Shanghai Electric Power Co. Ltd. Class A	3,762,408	4,021
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,137,843	4,015
	Apeloa Pharmaceutical Co. Ltd. Class A	1,311,100	4,006
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	244,600	4,006
	SPIC Dongfang New Energy Corp. Class A	6,155,594	4,001
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	1,966,921	3,995
	Zhengzhou Yutong Bus Co. Ltd. Class A	1,669,367	3,993
	Fujian Sunner Development Co. Ltd. Class A	1,209,600	3,991
	Infore Environment Technology Group Co. Ltd. Class A	3,277,988	3,985
*	Shanghai Wanye Enterprises Co. Ltd. Class A	1,580,300	3,985
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,774,173	3,983
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,119,880	3,952
	Unisplendour Corp. Ltd. Class A	1,195,252	3,935
	Shandong Publishing & Media Co. Ltd. Class A	4,333,387	3,931
	Huaxi Securities Co. Ltd. Class A	2,257,239	3,921
	Jinyu Bio-Technology Co. Ltd. Class A	1,106,600	3,919
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	6,448,291	3,918
	AVICOPTER plc Class A	522,391	3,912

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Guangdong Create Century Intelligent Equipment Corp. Ltd. Class A	3,259,000	3,911
	Sanquan Food Co. Ltd. Class A	848,323	3,909
	China Satellite Communications Co. Ltd. Class A	1,500,500	3,895
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	5,375,033	3,894
	Shenzhen Huaqiang Industry Co. Ltd. Class A	1,861,630	3,858
[1]	Maanshan Iron & Steel Co. Ltd. Class H	16,580,000	3,832
	Guangzhou Haige Communications Group Inc. Co. Class A	2,285,259	3,826
	Dian Diagnostics Group Co. Ltd. Class A	655,700	3,826
	GRG Banking Equipment Co. Ltd. Class A	2,205,443	3,817
	Juewei Food Co. Ltd. Class A	314,964	3,814
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	3,359,900	3,803
	Gree Real Estate Co. Ltd. Class A	2,621,769	3,798
	Wonders Information Co. Ltd. Class A	1,162,572	3,793
	Yintai Gold Co. Ltd. Class A	2,523,500	3,792
	Weifu High-Technology Group Co. Ltd. Class A	985,241	3,787
	China CSSC Holdings Ltd. Class A	1,414,664	3,771
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,537,050	3,746
	China Harmony Auto Holding Ltd.	9,527,872	3,746
	Shanghai Bailian Group Co. Ltd. Class B	4,028,824	3,743
	Hunan Valin Steel Co. Ltd. Class A	4,928,140	3,742
	China Avionics Systems Co. Ltd. Class A	1,554,113	3,738
	China Zhenhua Group Science & Technology Co. Ltd. Class A	597,000	3,735
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,719
	Beijing E-Hualu Information Technology Co. Ltd. Class A	781,423	3,712
	China Coal Energy Co. Ltd. Class A	6,312,254	3,711
	Ningbo Zhoushan Port Co. Ltd. Class A	6,812,646	3,711
	Beijing Capital Land Ltd. Class H	21,492,465	3,698
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,468,987	3,695
*	Hesteel Co. Ltd. Class A	11,932,343	3,676
*	Tongdao Liepin Group	1,488,998	3,672
	Dong-E-E-Jiao Co. Ltd. Class A	640,680	3,668
	Zhejiang Meida Industrial Co. Ltd. Class A	1,292,580	3,668
	Guangzhou Wondfo Biotech Co. Ltd. Class A	322,220	3,668
	Guanghui Energy Co. Ltd. Class A	8,504,000	3,664
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,305,400	3,660
	Huaan Securities Co. Ltd. Class A	3,062,100	3,652
	Yixintang Pharmaceutical Group Co. Ltd. Class A	607,879	3,650
	China South City Holdings Ltd.	36,111,994	3,644
	Xiamen Faratronic Co. Ltd. Class A	271,220	3,639
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	3,690,800	3,628
	CNHTC Jinan Truck Co. Ltd. Class A	693,228	3,628
	TBEA Co. Ltd. Class A	2,940,907	3,616
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	6,905,604	3,615
	Monalisa Group Co. Ltd. Class A	805,085	3,610
	An Hui Wenergy Co. Ltd. Class A	6,002,621	3,608
	PharmaBlock Sciences Nanjing Inc. Class A	177,552	3,606
	Hongta Securities Co. Ltd. Class A	1,385,603	3,595
*	Aluminum Corp. of China Ltd. Class A	8,353,500	3,587
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	893,773	3,583
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	1,075,400	3,569
	Wuchan Zhongda Group Co. Ltd. Class A	5,391,685	3,567
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,083,900	3,544
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,361,081	3,534
	Inner Mongolia Eerduosi Resources Co. Ltd. Class B	4,101,891	3,527
	360 Security Technology Inc. Class A	1,488,691	3,522
	Huaibei Mining Holdings Co. Ltd. Class A	2,336,298	3,521

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Jiangsu Yoke Technology Co. Ltd. Class A	464,600	3,516
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	525,700	3,516
	Hefei Meiya Optoelectronic Technology Inc. Class A	555,820	3,511
*	Zhongtian Financial Group Co. Ltd. Class A	7,696,800	3,506
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	5,835,115	3,504
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	993,819	3,500
	Grandjoy Holdings Group Co. Ltd. Class A	5,121,346	3,495
	Guizhou Space Appliance Co. Ltd. Class A	512,608	3,493
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	312,196	3,493
	Wuhu Token Science Co. Ltd. Class A	2,329,228	3,478
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	5,016,906	3,476
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,456,800	3,475
	Beijing Easpring Material Technology Co. Ltd. Class A	456,000	3,466
	Beijing Originwater Technology Co. Ltd. Class A	2,982,500	3,463
*	Yunnan Copper Co. Ltd. Class A	1,861,600	3,461
	Huadian Power International Corp. Ltd. Class A	6,876,700	3,458
	Nanyang Topsec Technologies Group Inc. Class A	1,096,400	3,455
	Huabao Flavours & Fragrances Co. Ltd. Class A	443,944	3,455
	Beijing Thunisoft Corp. Ltd. Class A	987,673	3,449
	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	3,446
	CSSC Offshore & Marine Engineering Group Co. Ltd. Class A	887,320	3,444
	China National Chemical Engineering Co. Ltd. Class A	4,344,380	3,441
	China Galaxy Securities Co. Ltd. Class A	1,946,400	3,424
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,624,300	3,420
	China BlueChemical Ltd. Class H	24,039,479	3,419
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	1,139,489	3,415
	Leo Group Co. Ltd. Class A	7,161,500	3,397
	China TransInfo Technology Co. Ltd. Class A	1,021,000	3,391
	Guangdong South New Media Co. Ltd. Class A	261,595	3,391
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	765,580	3,389
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,951,158	3,381
	BBMG Corp. Class A	7,510,491	3,381
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	238,658	3,377
	Shaanxi International Trust Co. Ltd. Class A	6,349,200	3,365
	China Foods Ltd.	9,816,535	3,361
	Shanying International Holding Co. Ltd. Class A	7,334,600	3,358
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,201,805	3,354
	BTG Hotels Group Co. Ltd. Class A	1,289,188	3,340
	Guangdong Golden Dragon Development Inc. Class A	1,623,300	3,339
	Aerospace CH UAV Co. Ltd.	942,400	3,338
	China High Speed Transmission Equipment Group Co. Ltd.	4,494,545	3,335
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	908,341	3,335
	Oceanwide Holdings Co. Ltd. Class A	5,398,646	3,322
	Tongling Nonferrous Metals Group Co. Ltd. Class A	10,214,006	3,316
	Bank of Jiangsu Co. Ltd. Class A	3,688,973	3,313
	Guangzhou Restaurant Group Co. Ltd. Class A	598,000	3,309
	China Eastern Airlines Corp. Ltd. Class A	4,818,300	3,309
	YaGuang Technology Group Co. Ltd. Class A	1,596,000	3,309
	Xiamen C & D Inc. Class A	2,631,400	3,296
	Beijing Capital Development Co. Ltd. Class A	3,570,413	3,294
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,316,433	3,290
	Greenland Hong Kong Holdings Ltd.	10,105,037	3,285
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	3,261,275	3,278
	KingClean Electric Co. Ltd. Class A	603,671	3,277
	Central China Securities Co. Ltd. Class A	4,251,200	3,272
	Huagong Tech Co. Ltd. Class A	934,400	3,258

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	China National Accord Medicines Corp. Ltd. Class B	1,141,349	3,251
	China Lilang Ltd.	5,128,561	3,249
	Bright Dairy & Food Co. Ltd. Class A	1,399,048	3,243
	Shenzhen Airport Co. Ltd. Class A	2,707,600	3,234
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	3,877,900	3,234
	Consun Pharmaceutical Group Ltd.	8,179,741	3,228
	Suning Universal Co. Ltd. Class A	7,020,792	3,214
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	1,371,537	3,210
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	894,954	3,210
*	Qutoutiao Inc. ADR	1,489,877	3,203
*	Fangda Carbon New Material Co. Ltd. Class A	3,409,545	3,202
	Tianjin Guangyu Development Co. Ltd. Class A	3,395,090	3,198
*	Baozun Inc. Class A	265,323	3,197
	Huafa Industrial Co. Ltd. Zhuhai Class A	3,291,100	3,190
	Ourpalm Co. Ltd. Class A	3,270,675	3,187
	Bank of Chengdu Co. Ltd. Class A	2,059,727	3,187
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	2,736,500	3,178
	Qingdao TGOOD Electric Co. Ltd. Class A	972,118	3,159
	Wuxi Taiji Industry Co. Ltd. Class A	2,073,900	3,158
	JNBY Design Ltd.	2,899,430	3,158
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	1,833,283	3,152
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	406,746	3,152
	Myhome Real Estate Development Group Co. Ltd. Class A	5,710,105	3,148
	ORG Technology Co. Ltd. Class A	3,725,300	3,136
	Jiajiayue Group Co. Ltd. Class A	732,305	3,136
*,2,3	Tianhe Chemicals Group Ltd.	20,635,827	3,114
	Maccura Biotechnology Co. Ltd. Class A	402,215	3,112
	BGI Genomics Co. Ltd. Class A	139,290	3,110
	Grandblue Environment Co. Ltd. Class A	823,936	3,081
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	428,300	3,079
	Chinadive Watersports Inc. Class A	347,836	3,077
	Hainan Poly Pharm Co. Ltd. Class A	486,076	3,073
	Guangshen Railway Co. Ltd. Class H	18,374,909	3,062
*,1	Suncity Group Holdings Ltd.	31,148,708	3,061
	Newland Digital Technology Co. Ltd. Class A	1,293,597	3,061
	Longshine Technology Group Co. Ltd. Class A	1,223,456	3,058
	Beijing North Star Co. Ltd. Class A	8,484,081	3,047
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	705,100	3,039
	Shenzhen Sunlord Electronics Co. Ltd. Class A	786,200	3,035
	Shenzhen Infogem Technologies Co. Ltd. Class A	897,300	3,029
	China Communications Construction Co. Ltd. Class A	2,715,418	3,005
*	Beijing Shougang Co. Ltd. Class A	5,470,795	3,002
	Xiamen International Airport Co. Ltd. Class A	1,148,458	3,002
	Shandong Linglong Tyre Co. Ltd. Class A	669,616	2,998
	Xiamen Tungsten Co. Ltd. Class A	1,489,291	2,996
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,191,900	2,987
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,967,877	2,981
	Blue Sail Medical Co. Ltd. Class A	836,703	2,979
	Shenzhen Megmeet Electrical Co. Ltd. Class A	591,625	2,978
*	China Tianying Inc. Class A	4,535,600	2,972
	STO Express Co. Ltd. Class A	1,406,847	2,967
	TangShan Port Group Co. Ltd. Class A	8,262,200	2,965
	Beijing United Information Technology Co. Ltd.	198,650	2,962
	Accelink Technologies Co. Ltd. Class A	630,500	2,961
	Ninestar Corp. Class A	678,614	2,959
*,1	CAR Inc.	9,227,797	2,955
	Xingda International Holdings Ltd.	11,464,290	2,953
	ChemPartner PharmaTech Co. Ltd. Class A	988,746	2,949

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	2,032,104	2,943
	Anhui Expressway Co. Ltd. Class A	3,701,933	2,938
	Zheshang Securities Co. Ltd. Class A	1,317,647	2,937
	Zhejiang Kaishan Compressor Co. Ltd. Class A	1,262,949	2,926
	CSSC Offshore & Marine Engineering Group Co. Ltd. Class H	2,975,622	2,916
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	206,995	2,914
	Dongfang Electric Corp. Ltd. Class H	4,172,460	2,911
*	Berry Genomics Co. Ltd. Class A	389,750	2,910
	China Fangda Group Co. Ltd. Class B	6,962,407	2,904
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	1,087,882	2,892
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	1,522,987	2,891
	Suofeiya Home Collection Co. Ltd. Class A	682,900	2,883
*	CCOOP Group Co. Ltd. Class A	6,493,800	2,876
	Shanghai Construction Group Co. Ltd. Class A	6,316,000	2,872
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,796,800	2,871
	Haohua Chemical Science & Technology Co. Ltd. Class A	858,600	2,867
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	3,252,416	2,863
	Wangsu Science & Technology Co. Ltd. Class A	2,448,200	2,854
	Ingenic Semiconductor Co. Ltd. Class A	271,146	2,853
	Zhuzhou Kibing Group Co. Ltd. Class A	2,077,100	2,851
	Dalian Port PDA Co. Ltd. Class A	10,073,065	2,846
	Guangzhou Automobile Group Co. Ltd. Class A	1,414,440	2,842
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,639,680	2,837
	Anhui Jinhe Industrial Co. Ltd. Class A	665,473	2,833
	B-Soft Co. Ltd. Class A	1,450,350	2,832
	Cinda Real Estate Co. Ltd. Class A	4,545,101	2,831
[1,2]	China Everbright Greentech Ltd.	7,125,584	2,830
	YanTai Shuangta Food Co. Ltd. Class A	1,293,900	2,824
	China Baoan Group Co. Ltd. Class A	2,486,564	2,820
	Quectel Wireless Solutions Co. Ltd. Class A	102,947	2,819
	Chongqing Department Store Co. Ltd. Class A	523,100	2,818
	Datang International Power Generation Co. Ltd. Class A	8,457,511	2,810
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	1,571,500	2,802
	Yunda Holding Co. Ltd. Class A	971,502	2,799
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	1,482,954	2,793
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	459,000	2,790
*	Datong Coal Industry Co. Ltd. Class A	3,972,817	2,788
	Shenzhen World Union Group Inc. Class A	3,477,580	2,784
	Beijing Capital Co. Ltd. Class A	6,387,090	2,782
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,669,845	2,776
	Harbin Electric Co. Ltd. Class H	9,752,569	2,774
	Haisco Pharmaceutical Group Co. Ltd. Class A	822,263	2,772
	China Zheshang Bank Co. Ltd. Class A	4,658,200	2,770
	Guangxi Guiguan Electric Power Co. Ltd. Class A	4,169,684	2,765
	Zhejiang Juhua Co. Ltd. Class A	2,766,046	2,762
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	428,400	2,759
	Shanghai Haixin Group Co. Class B	8,440,893	2,757
	Wanxiang Qianchao Co. Ltd. Class A	3,144,530	2,754
	Chaowei Power Holdings Ltd.	7,998,642	2,753
	Jiangxi Copper Co. Ltd. Class A	1,239,201	2,748
	Jizhong Energy Resources Co. Ltd. Class A	5,185,876	2,747
*,1,2	Ascletis Pharma Inc.	7,604,000	2,746
	Fullshare Holdings Ltd.	135,092,319	2,739
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	3,045,100	2,732

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	834,400	2,732
	Tangshan Jidong Cement Co. Ltd. Class A	1,213,900	2,727
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,856,296	2,724
	INESA Intelligent Tech Inc. Class B	5,608,286	2,717
	5I5J Holding Group Co. Ltd. Class A	4,985,381	2,714
	ENN Ecological Holdings Co. Ltd. Class A	1,412,962	2,713
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	484,484	2,707
	Central China Real Estate Ltd.	5,031,000	2,707
*	Visionox Technology Inc. Class A	1,387,572	2,705
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	4,450,500	2,704
	GEM Co. Ltd. Class A	3,747,720	2,698
	Harbin Boshi Automation Co. Ltd. Class A	1,481,525	2,694
	Guangdong HEC Technology Holding Co. Ltd. Class A	3,161,367	2,692
	Siasun Robot & Automation Co. Ltd. Class A	1,342,140	2,687
[1]	Colour Life Services Group Co. Ltd.	5,542,970	2,685
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,584,591	2,670
	Sinotrans Ltd. Class A	4,361,621	2,663
	Shennan Circuits Co. Ltd. Class A	164,454	2,659
	Beijing Global Safety Technology Co. Ltd. Class A	476,403	2,645
	Shanghai Tunnel Engineering Co. Ltd. Class A	3,167,720	2,643
*	Hi Sun Technology China Ltd.	24,237,195	2,641
	Xiamen Meiya Pico Information Co. Ltd. Class A	776,920	2,637
	Ningxia Jiaze New Energy Co. Ltd. Class A	5,747,912	2,636
	COSCO SHIPPING Development Co. Ltd. Class A	8,426,872	2,633
	Luenmei Quantum Co. Ltd. Class A	1,324,670	2,618
	China Aerospace Times Electronics Co. Ltd. Class A	2,638,600	2,611
	Jiangxi Bank Co. Ltd. Class H	6,109,882	2,601
*,1	Qudian Inc. ADR	1,939,283	2,599
	Chengzhi Co. Ltd. Class A	1,338,807	2,596
	CECEP Solar Energy Co. Ltd. Class A	3,841,400	2,591
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	6,711,676	2,581
	Estun Automation Co. Ltd. Class A	776,600	2,576
	Leyard Optoelectronic Co. Ltd. Class A	2,411,000	2,575
	Shanghai Jin Jiang Capital Co. Ltd. Class H	18,462,915	2,574
	IKD Co. Ltd. Class A	1,263,068	2,562
	China Shineway Pharmaceutical Group Ltd.	4,058,696	2,555
	Shenzhen Tagen Group Co. Ltd. Class A	2,488,145	2,546
	Betta Pharmaceuticals Co. Ltd. Class A	158,600	2,546
	Rongan Property Co. Ltd. Class A	6,524,400	2,541
	NSFOCUS Technologies Group Co. Ltd. Class A	918,384	2,538
	Better Life Commercial Chain Share Co. Ltd. Class A	1,500,400	2,533
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	1,332,400	2,533
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	636,062	2,532
	Anhui Expressway Co. Ltd. Class H	5,264,227	2,528
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	270,881	2,525
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,480,205	2,525
	Shenzhen Sunline Tech Co. Ltd. Class A	763,600	2,523
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	769,881	2,519
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,112,000	2,512
	Beibuwan Port Co. Ltd. Class A	1,678,540	2,510
	Shenzhen Gas Corp. Ltd. Class A	2,279,200	2,509
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,331,800	2,508
	Central China Securities Co. Ltd. Class H	14,212,320	2,501
	Shandong Airlines Co. Ltd. Class B	3,375,395	2,495
[3]	Sinoma International Engineering Co. Class A	2,254,900	2,494
	Caitong Securities Co. Ltd. Class A	1,295,000	2,491
*	China Modern Dairy Holdings Ltd.	18,672,908	2,490
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	1,039,768	2,490

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
[1,2]	Everbright Securities Co. Ltd. Class H	3,057,656	2,487
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	3,008,577	2,481
	Tech-Bank Food Co. Ltd. Class A	1,135,000	2,478
	Bethel Automotive Safety Systems Co. Ltd. Class A	473,300	2,477
*	Fangda Special Steel Technology Co. Ltd. Class A	2,707,939	2,476
	Shanghai Huayi Group Co. Ltd. Class B	5,069,375	2,461
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,832,192	2,457
	Zhejiang Wanliyang Co. Ltd. Class A	1,407,625	2,454
	Sinochem International Corp. Class A	3,135,403	2,452
	China World Trade Center Co. Ltd. Class A	1,331,900	2,452
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,558,500	2,450
*	CGN New Energy Holdings Co. Ltd.	18,557,020	2,448
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	970,400	2,445
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	1,006,570	2,445
	Red Star Macalline Group Corp. Ltd. Class A	1,755,964	2,444
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,505,246	2,443
	CGN Power Co. Ltd. Class A	5,977,400	2,441
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	3,129,100	2,440
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	1,059,000	2,433
	Zhejiang Hailiang Co. Ltd. Class A	2,070,200	2,430
	Markor International Home Furnishings Co. Ltd. Class A	3,208,900	2,428
	Yusys Technologies Co. Ltd. Class A	444,300	2,410
*	Polaris Bay Group Co. Ltd. Class A	1,368,100	2,406
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,313,752	2,402
	Changsha Jingjia Microelectronics Co. Ltd. Class A	264,087	2,396
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	747,925	2,381
	Beijing Strong Biotechnologies Inc. Class A	709,100	2,369
	Taiji Computer Corp. Ltd. Class A	590,191	2,368
*	Yunnan Aluminium Co. Ltd. Class A	2,874,000	2,364
	Toly Bread Co. Ltd. Class A	247,525	2,354
*	Sinopec Oilfield Service Corp. Class H	37,902,225	2,353
	Shandong Hi-speed Co. Ltd. Class A	2,606,100	2,353
	Yang Quan Coal Industry Group Co. Ltd. Class A	3,328,900	2,351
	Sai Micro Electronics Inc. Class A	576,074	2,349
[1]	Wisdom Education International Holdings Co. Ltd.	7,217,256	2,348
	Luthai Textile Co. Ltd. Class B	4,550,005	2,343
	Valiant Co. Ltd. Class A	895,900	2,342
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	474,231	2,342
	Hengdian Entertainment Co. Ltd. Class A	986,552	2,340
	Opple Lighting Co. Ltd. Class A	522,256	2,340
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	4,292,700	2,331
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	991,800	2,329
	MLS Co. Ltd. Class A	1,281,465	2,329
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,215,683	2,321
*	GCL System Integration Technology Co. Ltd. Class A	4,486,200	2,316
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	364,543	2,315
[1,3]	China ZhengTong Auto Services Holdings Ltd.	17,136,544	2,314
	Chengdu Xingrong Environment Co. Ltd. Class A	3,107,600	2,312
	Zhejiang Huace Film & TV Co. Ltd. Class A	2,106,300	2,309
	Shenzhen Jinjia Group Co. Ltd. Class A	1,719,268	2,307
	PCI-Suntek Technology Co. Ltd. Class A	1,721,000	2,307
	Suzhou TFC Optical Communication Co. Ltd. Class A	258,002	2,290
	Zhefu Holding Group Co. Ltd. Class A	3,099,050	2,289
	Ming Yang Smart Energy Group Ltd. Class A	943,400	2,288
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	938,609	2,281
*	Kama Co. Ltd. Class B	5,954,452	2,277
	China Meheco Co. Ltd. Class A	1,011,864	2,277
*,1	Hanergy Thin Film Power Group Ltd.	84,704,000	2,276

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A	2,076,461	2,275
*	Chongqing Iron & Steel Co. Ltd. Class A	10,602,174	2,267
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,346,800	2,266
	China Machinery Engineering Corp. Class H	11,757,836	2,264
	Guosheng Financial Holding Inc. Class A	1,706,600	2,263
	Sichuan Expressway Co. Ltd. Class A	4,583,792	2,261
	Sieyuan Electric Co. Ltd. Class A	706,200	2,260
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,251,100	2,260
*,3	China Huiyuan Juice Group Ltd.	8,667,863	2,258
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	2,159,100	2,252
	Shanghai AtHub Co. Ltd. Class A	216,036	2,250
	Jinduicheng Molybdenum Co. Ltd. Class A	2,640,500	2,241
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,776,601	2,226
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,147,700	2,222
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,438,600	2,221
	Huafu Fashion Co. Ltd. Class A	2,169,524	2,220
	Bestsun Energy Co. Ltd. Class A	2,893,580	2,218
	Bluedon Information Security Technology Co. Ltd. Class A	1,807,000	2,213
*	Saurer Intelligent Technology Co. Ltd. Class A	2,892,400	2,210
	Wolong Electric Group Co. Ltd. Class A	1,207,000	2,207
	Sichuan Expressway Co. Ltd. Class H	10,159,954	2,204
	Dongjiang Environmental Co. Ltd. Class A	1,606,081	2,197
	Goldcard Smart Group Co. Ltd.	962,337	2,196
	China National Accord Medicines Corp. Ltd. Class A	294,518	2,190
	Jinneng Science&Technology Co. Ltd. Class A	1,184,780	2,190
*	Yunnan Tin Co. Ltd. Class A	1,628,773	2,186
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,681,036	2,184
	Zhongyuan Environment-Protection Co. Ltd. Class A (XSEC)	2,033,000	2,184
	Shanghai AJ Group Co. Ltd. Class A	1,820,100	2,183
	Chengtun Mining Group Co. Ltd. Class A	2,587,600	2,182
	Victory Giant Technology Huizhou Co. Ltd. Class A	697,400	2,179
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	2,976,996	2,177
	Jack Sewing Machine Co. Ltd. Class A	512,661	2,173
	Anhui Kouzi Distillery Co. Ltd. Class A	263,500	2,160
	Nanjing Securities Co. Ltd. Class A	1,154,700	2,159
	Norinco International Cooperation Ltd. Class A	1,988,765	2,158
	Shandong Chenming Paper Holdings Ltd. Class H	5,416,312	2,156
	Offshore Oil Engineering Co. Ltd. Class A	3,393,100	2,149
	Fujian Funeng Co. Ltd. Class A	1,881,042	2,145
	Shanghai Highly Group Co. Ltd. Class B	3,984,298	2,143
	Huapont Life Sciences Co. Ltd. Class A	2,753,900	2,143
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	4,510,300	2,142
	Dashang Co. Ltd. Class A	632,143	2,138
	Shanghai Environment Group Co. Ltd. Class A	1,285,355	2,136
	Sansteel Minguang Co. Ltd. Fujian Class A	2,166,200	2,132
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,279,100	2,131
	China Publishing & Media Co. Ltd. Class A (XSSC)	2,810,940	2,130
	Shenzhen Yinghe Technology Co. Ltd. Class A	495,774	2,125
	Hebei Chengde Lolo Co. Class A	2,067,568	2,122
	Guangdong Shirongzhaoye Co. Ltd. Class A	2,179,636	2,120
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	3,032,667	2,116
	Guangshen Railway Co. Ltd. Class A	6,262,200	2,116
	Nanjing Hanrui Cobalt Co. Ltd. Class A	221,100	2,107
	Xinjiang Tianshan Cement Co. Ltd. Class A	946,300	2,106
	CSG Holding Co. Ltd. Class A	2,357,232	2,103

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Zhejiang Narada Power Source Co. Ltd. Class A	875,700	2,102
	Shanghai Industrial Urban Development Group Ltd.	22,515,429	2,099
	Sichuan Languang Development Co. Ltd. Class A	2,840,500	2,097
	Fujian Star-net Communication Co. Ltd. Class A	583,533	2,093
	Luxi Chemical Group Co. Ltd. Class A	1,389,800	2,090
*	Tunghsu Optoelectronic Technology Co. Ltd. Class A	5,093,500	2,084
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,768,600	2,076
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	289,600	2,072
	Anhui Xinhua Media Co. Ltd. Class A	2,690,572	2,064
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,925,600	2,063
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,705,300	2,062
	Hubei Dinglong Co. Ltd. Class A	930,100	2,058
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	2,152,739	2,053
	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,132,500	2,052
	Hytera Communications Corp. Ltd. Class A	1,923,100	2,050
	CPMC Holdings Ltd.	4,644,365	2,048
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,629,130	2,046
	Eastern Communications Co. Ltd. Class B	4,633,259	2,037
	Beijing Jetsen Technology Co. Ltd. Class A	2,641,000	2,030
	Inspur Software Co. Ltd. Class A	830,942	2,020
	Dazhong Transportation Group Co. Ltd. Class A	3,833,170	2,017
	Amoy Diagnostics Co. Ltd. Class A	160,350	2,017
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	2,108,173	2,013
*,1	National Agricultural Holdings Ltd.	13,075,708	2,007
	Westone Information Industry Inc. Class A	725,289	2,005
	China International Marine Containers Group Co. Ltd. Class A	1,130,700	2,005
	Avic Heavy Machinery Co. Ltd. Class A	933,000	2,005
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	200,540	2,001
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	708,016	1,999
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,320,173	1,995
	Zhejiang Medicine Co. Ltd. Class A	932,500	1,992
	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,808,193	1,983
	First Tractor Co. Ltd. Class H	5,140,956	1,974
	China Merchants Land Ltd.	13,605,717	1,974
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	663,300	1,973
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	3,784,079	1,969
	Beijing GeoEnviron Engineering & Technology Inc. Class A	924,597	1,966
	Shanxi Coking Co. Ltd. Class A	2,606,778	1,966
	China CYTS Tours Holding Co. Ltd. Class A	1,332,630	1,963
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	6,310,030	1,963
	Qingdao Port International Co. Ltd. Class A	2,300,020	1,959
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,871,663	1,953
	Shandong Denghai Seeds Co. Ltd. Class A	763,100	1,953
	Sinofert Holdings Ltd.	21,881,479	1,952
	Sichuan Hebang Biotechnology Co. Ltd. Class A	9,723,900	1,949
	Shanghai Baosight Software Co. Ltd. Class A	205,093	1,948
	Xi'an Triangle Defense Co. Ltd. Class A	416,900	1,939
	Zhejiang Jinke Culture Industry Co. Ltd. Class A	3,069,749	1,936
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	771,400	1,935
*	Montnets Rongxin Technology Group Co. Ltd. Class A	829,900	1,928
	Beijing Ultrapower Software Co. Ltd. Class A	2,293,000	1,923
	Sunflower Pharmaceutical Group Co. Ltd. Class A	828,295	1,921
	Xiamen Xiangyu Co. Ltd. Class A	2,140,901	1,916
	Beijing SuperMap Software Co. Ltd. Class A	616,302	1,914

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Shanghai Kinetic Medical Co. Ltd. Class A	676,000	1,913
	Shenzhen Tellus Holding Co. Ltd. Class A	673,535	1,910
	Hangzhou Shunwang Technology Co. Ltd. Class A	769,100	1,904
	Lao Feng Xiang Co. Ltd. Class A	276,928	1,904
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A	1,027,583	1,899
	CCS Supply Chain Management Co. Ltd. Class A	2,156,724	1,890
	Hangjin Technology Co. Ltd. Class A	648,200	1,882
	Suzhou Anjie Technology Co. Ltd. Class A	631,821	1,880
	Hexing Electrical Co. Ltd. Class A	872,520	1,878
	CGN Nuclear Technology Development Co. Ltd. Class A	1,423,328	1,876
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,134,080	1,873
	CNOOC Energy Technology & Services Ltd. Class A	5,421,800	1,873
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	985,400	1,871
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,446,400	1,867
*,3	Mingfa Group International Co. Ltd.	7,645,063	1,864
	Henan Rebecca Hair Products Co. Ltd. Class A	4,316,813	1,862
	Doushen Beijing Education & Technology Inc. Class A	882,195	1,858
	Beijing Forever Technology Co. Ltd. Class A	1,005,200	1,853
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,224,000	1,851
	Sailun Group Co. Ltd. Class A	2,501,964	1,850
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	1,210,050	1,849
	Jiuzhitang Co. Ltd. Class A	1,487,501	1,849
	Zhejiang Hangmin Co. Ltd. Class A	2,327,533	1,848
	Long Yuan Construction Group Co. Ltd. Class A	1,547,300	1,831
	Air China Ltd. Class A	1,803,100	1,831
	China Minmetals Rare Earth Co. Ltd. Class A	1,031,300	1,828
	Chow Tai Seng Jewellery Co. Ltd. Class A	495,834	1,826
	Changchun Faway Automobile Components Co. Ltd. Class A	1,034,850	1,823
	KPC Pharmaceuticals Inc. Class A	1,315,200	1,823
	Inspur International Ltd.	7,699,635	1,821
	Zhejiang Yankon Group Co. Ltd. Class A	3,091,751	1,817
	Xiamen Intretech Inc. Class A	206,600	1,816
	Jiangsu Expressway Co. Ltd. Class A	1,322,273	1,812
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,428,600	1,812
	AECC Aero-Engine Control Co. Ltd. Class A	677,500	1,811
	Wuhan Jingce Electronic Group Co. Ltd. Class A	243,061	1,807
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	467,660	1,806
*	Lier Chemical Co. Ltd. Class A	604,502	1,799
	Sichuan Haite High-tech Co. Ltd. Class A	810,000	1,796
	Guangdong Marubi Biotechnology Co. Ltd. Class A	193,285	1,793
	Wuhan Department Store Group Co. Ltd. Class A	919,300	1,792
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	511,416	1,792
	Guangdong Tapai Group Co. Ltd. Class A	908,509	1,786
	Bluestar Adisseo Co. Class A	955,212	1,785
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,688,300	1,781
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	4,403,821	1,780
	Dare Power Dekor Home Co. Ltd. Class A	743,266	1,779
	Anhui Korrun Co. Ltd. Class A	387,100	1,777
	Bank of Zhengzhou Co. Ltd. Class A	3,251,249	1,773
	DBG Technology Co. Ltd. Class A	835,742	1,773
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	503,777	1,766
	Hangxiao Steel Structure Co. Ltd. Class A	2,830,940	1,763
	Zhejiang Runtu Co. Ltd. Class A	1,313,612	1,758
	Sichuan Shuangma Cement Co. Ltd. Class A	897,700	1,757
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	926,479	1,747
	Shenghe Resources Holding Co. Ltd. Class A	1,771,600	1,745
	Jiangsu Etern Co. Ltd. Class A	1,855,476	1,745
	Focused Photonics Hangzhou Inc. Class A	857,962	1,736
	Henan Zhongyuan Expressway Co. Ltd. Class A	3,416,840	1,736

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Hubei Kaile Science & Technology Co. Ltd. Class A	937,120	1,735
*	Jilin Electric Power Co. Ltd. Class A	2,994,700	1,735
	Henan Yuguang Gold & Lead Co. Ltd. Class A	2,430,400	1,735
	Shanxi Blue Flame Holding Co. Ltd. Class A	1,481,143	1,734
	Dongjiang Environmental Co. Ltd. Class H	2,444,727	1,732
	Luoniushan Co. Ltd. Class A	1,206,200	1,729
	Digital China Information Service Co. Ltd. Class A	663,402	1,729
	Shenzhen Heungkong Holding Co. Ltd. Class A	5,652,412	1,726
*,3	GDS Holdings Ltd. Class A	165,410	1,726
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,838,700	1,714
	Biem.L.Fdlkk Garment Co. Ltd. Class A	663,840	1,714
*	Shang Gong Group Co. Ltd. Class B	4,558,802	1,704
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	1,547,920	1,703
	Guangxi Guidong Electric Power Co. Ltd. Class A	3,001,735	1,702
	IReader Technology Co. Ltd. Class A	442,200	1,698
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	604,500	1,697
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	467,994	1,696
	Yantai Tayho Advanced Materials Co. Ltd. Class A	785,700	1,695
	Beijing VRV Software Corp. Ltd. Class A	1,740,000	1,687
	Eternal Asia Supply Chain Management Ltd. Class A	2,312,797	1,686
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	908,900	1,686
	Jiangling Motors Corp. Ltd. Class A	563,978	1,682
	Shenzhen SDG Information Co. Ltd. Class A	1,134,940	1,681
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	531,900	1,681
	Gansu Shangfeng Cement Co. Ltd. Class A	511,000	1,679
	Sonoscape Medical Corp. Class A	434,961	1,678
	Sichuan Yahua Industrial Group Co. Ltd. Class A	867,500	1,676
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,959,644	1,675
	Hunan Aihua Group Co. Ltd. Class A	443,397	1,674
	Xuji Electric Co. Ltd. Class A	792,700	1,673
	COFCO Capital Holdings Co. Ltd. Class A (XSEC)	1,166,584	1,672
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,379,500	1,671
	Shenzhen Anche Technologies Co. Ltd. Class A	261,310	1,671
	Hainan Strait Shipping Co. Ltd. Class A	1,247,201	1,670
	CITIC Guoan Information Industry Co. Ltd. Class A	4,337,000	1,669
	SGIS Songshan Co. Ltd. Class A	2,641,700	1,661
	CMST Development Co. Ltd. Class A	2,484,006	1,657
	Holitech Technology Co. Ltd. Class A	2,496,700	1,656
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,612,724	1,652
	Jointo Energy Investment Co. Ltd. Hebei Class A	2,005,400	1,649
	Shenzhen Desay Battery Technology Co. Class A	224,000	1,643
	Sichuan Road & Bridge Co. Ltd. Class A	2,447,650	1,633
	Bright Real Estate Group Co. Ltd. Class A	4,158,124	1,629
	Anhui Sun-Create Electronics Co. Ltd. Class A	280,139	1,628
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	4,094,869	1,619
	Beijing North Star Co. Ltd. Class H	8,057,234	1,615
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	334,023	1,605
	Visual China Group Co. Ltd. Class A	722,800	1,599
	Lakala Payment Co. Ltd. Class A	313,700	1,598
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	691,800	1,596
	Qinhuangdao Port Co. Ltd. Class A	4,200,900	1,595
	Chengdu Hongqi Chain Co. Ltd. Class A	1,373,333	1,594
	Befar Group Co. Ltd. Class A	2,010,540	1,592
	Konfoong Materials International Co. Ltd. Class A	177,500	1,582
	Grinm Advanced Materials Co. Ltd. Class A	769,100	1,582
	Hoshine Silicon Industry Co. Ltd. Class A	350,480	1,577

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Shenzhen FRD Science & Technology Co. Ltd.	480,001	1,576
	Konka Group Co. Ltd. Class A	1,805,300	1,575
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	969,213	1,571
	Shenzhen Kinwong Electronic Co. Ltd. Class A	327,260	1,568
	Fujian Longking Co. Ltd. Class A	1,029,193	1,553
	YGSOFT Inc. Class A	1,257,751	1,553
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	4,494,000	1,553
	Gansu Qilianshan Cement Group Co. Ltd. Class A	716,700	1,552
	Shenzhen Sinovatio Technology Co. Ltd. Class A	139,169	1,548
	Tahoe Group Co. Ltd. Class A	2,755,045	1,547
	Qingling Motors Co. Ltd. Class H	8,675,822	1,546
	Beijing Watertek Information Technology Co. Ltd. Class A	1,738,600	1,546
	Jiangsu Guotai International Group Co. Ltd. Class A	1,665,784	1,544
	LianChuang Electronic Technology Co. Ltd. Class A	1,018,209	1,536
	Nanjing Iron & Steel Co. Ltd. Class A	3,445,146	1,535
	Guizhou Gas Group Corp. Ltd. Class A	922,760	1,528
*	Huazhu Group Ltd. (XHKG)	36,104	1,528
	Xiamen ITG Group Corp. Ltd. Class A	1,525,600	1,527
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	2,122,700	1,524
	Global Top E-Commerce Co. Ltd. Class A	1,788,800	1,521
	Xinfengming Group Co. Ltd. Class A	997,669	1,520
	Beijing Tongtech Co. Ltd. Class A	297,514	1,520
	Wasion Holdings Ltd.	6,518,748	1,517
	GCI Science & Technology Co. Ltd. Class A	677,700	1,516
	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,483,786	1,515
	Do-Fluoride Chemicals Co. Ltd. Class A	683,200	1,508
	Greattown Holdings Ltd. Class A	1,908,900	1,501
	Fujian Torch Electron Technology Co. Ltd. Class A	207,900	1,499
	Loncin Motor Co. Ltd. Class A	2,636,049	1,498
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	2,385,503	1,496
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	3,163,919	1,494
	CSSC Science & Technology Co. Ltd. Class A	855,700	1,492
[2]	Impro Precision Industries Ltd.	5,130,000	1,492
	China Merchants Port Group Co. Ltd. Class A	662,174	1,487
	Sino-Platinum Metals Co. Ltd. Class A	462,900	1,483
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	948,552	1,482
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,090,300	1,481
*	Sinopec Oilfield Service Corp. Class A	5,612,900	1,478
	Eoptolink Technology Inc. Ltd. Class A (XSHE)	165,620	1,476
*	Guocheng Mining Co. Ltd. Class A	935,164	1,475
*	Shandong Xinchao Energy Corp. Ltd. Class A	6,321,900	1,475
	Shandong New Beiyang Information Technology Co. Ltd. Class A	1,050,100	1,468
	Hand Enterprise Solutions Co. Ltd. Class A	1,033,200	1,461
	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	2,923,602	1,461
	Sunward Intelligent Equipment Co. Ltd. Class A	1,229,308	1,460
	Shenzhen Grandland Group Co. Ltd. Class A	2,976,528	1,456
	Shanghai Maling Aquarius Co. Ltd. Class A	1,051,400	1,451
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	439,117	1,451
	Shanghai Industrial Development Co. Ltd. Class A	1,905,100	1,445
	Unilumin Group Co. Ltd. Class A	988,377	1,443
	Anhui Construction Engineering Group Co. Ltd. Class A	2,456,887	1,441
	Sumavision Technologies Co. Ltd. Class A	1,780,100	1,439
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,253,200	1,424
	Vatti Corp. Ltd. Class A	1,062,500	1,423
	Rainbow Digital Commercial Co. Ltd. Class A	1,152,092	1,416

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Jiangsu Hoperun Software Co. Ltd. Class A	825,800	1,412
	Camel Group Co. Ltd. Class A	1,141,812	1,412
	Genimous Technology Co. Ltd. Class A	1,608,140	1,411
	Ningbo Huaxiang Electronic Co. Ltd. Class A	576,200	1,407
	Zhejiang Communications Technology Co. Ltd.	1,759,701	1,400
	Macrolink Culturaltainment Development Co. Ltd. Class A	3,062,378	1,398
	Xinhuanet Co. Ltd. Class A	518,735	1,398
	Gosuncn Technology Group Co. Ltd. Class A	1,928,400	1,395
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	377,300	1,388
	China CAMC Engineering Co. Ltd. Class A	1,338,800	1,388
	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	1,412,000	1,387
	Shanghai Belling Co. Ltd. Class A	596,900	1,383
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,304,200	1,374
	Kunshan Kersen Science & Technology Co. Ltd. Class A	572,200	1,372
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,647,300	1,371
	Liuzhou Iron & Steel Co. Ltd. Class A	1,973,061	1,366
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	527,300	1,352
*,3	China Fiber Optic Network System Group Ltd.	14,959,600	1,351
	China Aluminum International Engineering Corp. Ltd. Class A	2,579,200	1,347
	Bank of Qingdao Co. Ltd. Class A	1,777,072	1,346
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,134,995	1,345
	Aerospace Hi-Tech Holdings Grp Ltd. Class A	908,584	1,334
	North Huajin Chemical Industries Co. Ltd. Class A	1,783,900	1,328
	Bengang Steel Plates Co. Ltd. Class B	7,334,999	1,325
	Youzu Interactive Co. Ltd. Class A	561,100	1,319
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	890,000	1,319
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	968,900	1,317
	All Winner Technology Co. Ltd. Class A	263,200	1,315
	China Harzone Industry Corp. Ltd. Class A	769,875	1,312
	ADAMA Ltd. Class A	1,082,988	1,306
	Renhe Pharmacy Co. Ltd. Class A	1,354,500	1,303
	Hangzhou Century Co. Ltd. Class A	853,459	1,300
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	4,903,627	1,298
	263 Network Communications Co. Ltd. Class A	1,289,026	1,298
	Yotrio Group Co. Ltd. Class A	2,084,300	1,293
	Maoye Commercial Co. Ltd. Class A	2,306,770	1,291
	Qingdao Rural Commercial Bank Corp. Class A	1,828,325	1,286
	Huizhou Speed Wireless Technology Co. Ltd. Class A	596,100	1,285
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSSC)	2,434,280	1,285
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	536,400	1,282
	Guomai Technologies Inc. Class A	1,054,200	1,273
	Shanghai Diesel Engine Co. Ltd. Class B	3,075,810	1,272
*,3	CT Environmental Group Ltd.	28,987,223	1,271
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,814,200	1,265
	Shenzhen Gongjin Electronics Co. Ltd. Class A	725,900	1,264
	Shandong Humon Smelting Co. Ltd. Class A	603,100	1,255
	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,891,580	1,254
	Foran Energy Group Co. Ltd. Class A	532,063	1,253
	MYS Group Co. Ltd. Class A	1,903,600	1,253
	Hunan Gold Corp. Ltd. Class A	1,002,020	1,252
	Angang Steel Co. Ltd. Class A	3,158,750	1,247
	Elion Clean Energy Co. Ltd. Class A	2,637,817	1,247
*	Goldenmax International Technology Ltd. Class A	1,074,500	1,240
*	Beijing Enterprises Clean Energy Group Ltd.	239,702,627	1,238

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,223,200	1,238
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,656,230	1,237
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	1,010,711	1,227
*	Zhejiang Yongtai Technology Co. Ltd. Class A	913,364	1,225
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	1,222
	Sino Wealth Electronic Ltd. Class A	238,663	1,221
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	2,924,488	1,215
	Juneyao Airlines Co. Ltd. Class A	757,030	1,212
	Shengda Resources Co. Ltd. Class A	584,000	1,212
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	576,391	1,211
	Misho Ecology & Landscape Co. Ltd. Class A	1,049,900	1,196
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,300,300	1,195
	Chongqing Rural Commercial Bank Co. Ltd. Class A	1,783,900	1,192
	Bank of Xi'an Co. Ltd. Class A	1,549,151	1,190
	Xinjiang Communications Construction Group Co. Ltd. Class A	621,900	1,189
	Tianjin Port Development Holdings Ltd.	17,670,017	1,187
	China High Speed Railway Technology Co. Ltd. Class A	2,937,113	1,182
	China Publishing & Media Co. Ltd. Class A (XSHG)	1,550,950	1,175
	Alpha Group Class A	1,216,000	1,169
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	551,000	1,168
	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	1,168
	Jinyuan EP Co. Ltd. Class A	974,442	1,163
	Chongqing Dima Industry Co. Ltd. Class A	2,813,340	1,161
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	376,840	1,160
	Guangxi Liugong Machinery Co. Ltd. Class A	1,100,400	1,159
	Maanshan Iron & Steel Co. Ltd. Class A	3,004,861	1,159
	Riyue Heavy Industry Co. Ltd. Class A	321,378	1,159
	Zhejiang Semir Garment Co. Ltd. Class A	923,919	1,153
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,466,200	1,151
	China Oilfield Services Ltd. Class A	703,200	1,144
	Zhejiang Jingu Co. Ltd. Class A	916,512	1,140
	Electric Connector Technology Co. Ltd. Class A	203,048	1,125
	Kunming Yunnei Power Co. Ltd. Class A	1,198,700	1,124
	Jiangxi Wannianqing Cement Co. Ltd. Class A	531,890	1,123
	Risen Energy Co. Ltd. Class A	434,259	1,117
	Shenzhen Das Intellitech Co. Ltd. Class A	1,870,500	1,115
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	544,141	1,103
	Canny Elevator Co. Ltd. Class A	694,100	1,103
	Nanfang Zhongjin Environment Co. Ltd. Class A	1,967,300	1,101
	Everbright Jiabao Co. Ltd. Class A	2,047,486	1,101
	Eoptolink Technology Inc. Ltd. Class A (XSEC)	123,560	1,101
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,705,200	1,099
	Henan Pinggao Electric Co. Ltd. Class A	1,103,135	1,099
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	999,800	1,096
	Grand Baoxin Auto Group Ltd.	8,798,970	1,094
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	990,300	1,087
	Tongding Interconnection Information Co. Ltd. Class A	1,459,101	1,086
	Shanghai Shenda Co. Ltd. Class A	1,780,668	1,085
	Transfar Zhilian Co. Ltd. Class A	1,335,868	1,083
	JSTI Group Class A	980,380	1,066
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	199,500	1,059
	Shinva Medical Instrument Co. Ltd. Class A	427,779	1,052
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,802,100	1,050
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	675,300	1,040

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Tongyu Communication Inc. Class A	342,458	1,037
	Wutong Holding Group Co. Ltd. Class A	1,377,500	1,032
	Guorui Properties Ltd.	9,319,715	1,024
	Skyworth Digital Co. Ltd. Class A	783,757	1,023
	Fujian Green Pine Co. Ltd. Class A	305,400	1,020
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A (XSEC)	326,200	1,019
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	836,800	1,015
	Western Region Gold Co. Ltd. Class A	493,100	1,013
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,720,700	1,012
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,088,100	1,011
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	1,063,900	1,010
	Sino GeoPhysical Co. Ltd. Class A	394,762	1,008
	Deppon Logistics Co. Ltd. Class A	471,800	1,007
	Nanjing Panda Electronics Co. Ltd. Class A	951,200	1,007
	Tibet Tianlu Co. Ltd. Class A	913,904	1,007
	Aotecar New Energy Technology Co. Ltd. Class A	1,583,600	1,007
	Chongqing Water Group Co. Ltd. Class A	1,287,900	1,005
*	ZJBC Information Technology Co. Ltd. Class A	1,259,438	1,001
*	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	998
	Anhui Genuine New Materials Co. Ltd. Class A	181,700	998
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	314,760	995
	CSG Smart Science&Technology Co. Ltd. Class A	459,300	971
	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	630,000	967
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	221,803	965
	First Tractor Co. Ltd. Class A	551,900	959
	Ningbo Yunsheng Co. Ltd. Class A	1,018,600	944
	Hangzhou Zhongheng Electric Co. Ltd. Class A	611,100	942
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	296,900	938
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	1,759,300	927
	HY Energy Group Co. Ltd. Class A	930,868	908
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	631,200	905
*	Bohai Leasing Co. Ltd. Class A	2,368,400	900
	Rastar Group Class A	1,479,400	898
	FAWER Automotive Parts Co. Ltd. Class A	796,010	896
	Shandong Xiantan Co. Ltd. Class A (XSEC)	525,200	894
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,503,300	889
	JC Finance & Tax Interconnect Holdings Ltd. Class A	668,600	873
	Shandong Minhe Animal Husbandry Co. Ltd. Class A	390,601	873
	Strait Innovation Internet Co. Ltd. Class A	848,000	870
	Hainan Ruize New Building Material Co. Ltd. Class A	990,300	870
	Shenzhen Center Power Tech Co. Ltd. Class A	356,820	870
	Wuhan DR Laser Technology Corp. Ltd. Class A	50,000	865
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	574,900	860
	Xinyu Iron & Steel Co. Ltd. Class A	1,378,700	857
	Vats Liquor Chain Store Management JSC Ltd. Class A	202,300	857
	LingNan Eco&Culture-Tourism Co. Ltd. Class A	1,424,050	840
*	Tibet Summit Resources Co. Ltd. Class A	699,240	838
	Shenzhen Aisidi Co. Ltd. Class A	687,400	832
	China Bester Group Telecom Co. Ltd. Class A	397,200	825
	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,143,100	823
	Sichuan Teway Food Group Co. Ltd. Class A	84,000	822
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	948,100	821
	Shanghai Pret Composites Co. Ltd. Class A	366,600	810
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	524,300	804
	Tangrenshen Group Co. Ltd. Class A	685,400	802
*,2	Shimao Services Holdings Ltd.	372,447	797

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Hangzhou Dptech Technologies Co. Ltd. Class A	121,900	779
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A (XSHE)	248,000	775
	Easysight Supply Chain Management Co. Ltd. Class A	538,392	764
	Sou Yu Te Group Co. Ltd. Class A	2,258,100	763
	Jiangsu Huaxicun Co. Ltd. Class A	698,300	743
	Ajisen China Holdings Ltd.	5,853,295	742
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	34,600	727
	China West Construction Group Co. Ltd. Class A	529,077	722
	HyUnion Holding Co. Ltd. Class A	726,300	717
*	Innuovo Technology Co. Ltd. Class A (XSEC)	873,000	714
	CTS International Logistics Corp. Ltd. Class A	667,560	702
	Henan Senyuan Electric Co. Ltd. Class A	934,500	694
	Qingdao Hanhe Cable Co. Ltd. Class A	1,110,930	686
	Shenzhen Kedali Industry Co. Ltd. Class A	66,800	676
	Shenzhen Beauty Star Co. Ltd. Class A	372,200	676
	Shenzhen Danbond Technology Co. Ltd. Class A	710,700	653
*,2	Haichang Ocean Park Holdings Ltd.	12,545,549	649
	JL Mag Rare-Earth Co. Ltd. Class A	109,500	633
	Goodbaby International Holdings Ltd.	4,879,685	621
	Feitian Technologies Co. Ltd. Class A	159,600	620
	Shandong Dawn Polymer Co. Ltd. Class A	150,000	610
	Xinjiang Machinery Research Institute Co. Ltd. Class A	903,806	605
*,3	Boshiwa International Holding Ltd.	2,777,000	602
*	Chongqing Iron & Steel Co. Ltd. Class H	6,603,201	598
*	Northeast Pharmaceutical Group Co. Ltd. Class A	739,238	596
	COFCO Biotechnology Co. Ltd. Class A	462,200	566
	Xi'an Tian He Defense Technology Co. Ltd. Class A	165,000	557
	Zhongyuan Environment-Protection Co. Ltd. Class A (XSHE)	498,566	536
	Shenzhen Expressway Co. Ltd. Class A	409,548	535
	Shandong Chenming Paper Holdings Ltd. Class A	659,200	519
*,1,3	China Fishery Group Ltd.	9,033,000	503
*	Innuovo Technology Co. Ltd. Class A (XSHE)	566,700	463
	Beijing Philisense Technology Co. Ltd. Class A	555,500	454
	Fibocom Wireless Inc. Class A	49,900	439
	Phoenix Media Investment Holdings Ltd.	10,739,135	430
*,1	Ruhnn Holding Ltd. ADR	182,866	430
*	KuangChi Science Ltd.	8,737,605	418
*	Honghua Group Ltd.	16,305,737	411
[2]	Shandong Gold Mining Co. Ltd. Class H	166,800	395
	Xiamen International Port Co. Ltd. Class H	4,759,140	393
	Beijing Ctrowell Technology Corp. Ltd. Class A	167,300	353
	Shandong Xiantan Co. Ltd. Class A (XSHE)	196,500	335
*	China Animal Healthcare Ltd.	4,917,000	330
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	228,800	321
	Foshan Electrical & Lighting Co. Ltd. Class B	996,163	319
	Yanzhou Coal Mining Co. Ltd. Class A	218,100	294
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	60,201	235
	Shanghai Phichem Material Co. Ltd. Class A	74,460	222
*,3	China Lumena New Materials Corp.	337,200	217
	Double Medical Technology Inc. Class A	15,700	216
*,2	China Metal Resources Utilization Ltd.	8,173,900	211
	361 Degrees International Ltd.	1,713,466	210
*,3	Hua Han Health Industry Holdings Ltd.	13,393,764	207
*,3	China Lumena New Materials Corp. Rights Exp. 12/23/2020	337,200	207
	Chongqing Zaisheng Technology Corp. Ltd. Class A	89,400	205
	Tianjin Development Holdings Ltd.	1,071,181	191

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Guangxi Wuzhou Communications Co. Ltd. Class A (XSHG)	350,600	185
	FinVolution Group ADR	87,980	179
	Zhongfu Information Inc. Class A	28,000	170
	Maoye International Holdings Ltd.	3,476,523	141
[2]	Ganfeng Lithium Co. Ltd. Class H	18,000	105
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	452,795	84
*	Zai Lab Ltd.	537	45
*	EverChina International Holdings Co. Ltd.	187,249	5
*,3	China Forestry Holdings Co. Ltd.	3,050,000	—
*,3	Legend Holdings Corp. Rights Exp. 12/31/2020	453,983	—
*,1,3	Midas Holdings Ltd.	16,595,800	—
*,1,3	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,3	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,3	Trony Solar Holdings Co. Ltd.	1,562,000	—
*,3	Jiayuan International Group Ltd. Rights Exp. 01/31/2021	208,274	—
			44,983,746
Colombia (0.1%)
	Bancolombia SA ADR	1,335,597	34,044
	Ecopetrol SA	71,166,561	32,932
	Interconexion Electrica SA ESP	6,056,136	32,641
	Grupo de Inversiones Suramericana SA	3,816,071	19,818
	Bancolombia SA Preference Shares	2,929,131	18,542
	Grupo Energia Bogota SA ESP	28,245,720	17,515
	Bancolombia SA	2,479,096	15,693
	Grupo Argos SA	4,690,060	12,869
	Grupo Aval Acciones y Valores SA Preference Shares	52,409,642	12,052
*	Corp. Financiera Colombiana SA	1,430,087	9,607
	Banco Davivienda SA Preference Shares	1,438,327	9,339
	Cementos Argos SA	7,476,259	8,799
[1]	Ecopetrol SA ADR	603,103	5,579
	Grupo de Inversiones Suramericana SA Preference Shares	977,595	4,221
*	CEMEX Latam Holdings SA	2,307,473	1,911
	Grupo Aval Acciones y Valores SA ADR	243,200	1,104
			236,666
Czech Republic (0.0%)
	CEZ A/S	2,469,513	46,739
*	Komercni banka A/S	1,213,193	24,635
[2]	Moneta Money Bank A/S	8,446,438	19,174
*	O2 Czech Republic A/S	810,804	7,616
	Philip Morris CR A/S	8,102	4,702
			102,866
Denmark (1.5%)
	Novo Nordisk A/S Class B	24,485,783	1,561,352
	Vestas Wind Systems A/S	3,004,077	515,392
	DSV PANALPINA A/S	3,026,545	491,031
[2]	Orsted A/S	2,847,141	451,866
*	Genmab A/S	905,503	302,461
	Coloplast A/S Class B	2,007,948	293,649
	Carlsberg A/S Class B	1,483,582	187,853
	Novozymes A/S Class B	3,121,336	187,721
	Chr Hansen Holding A/S	1,574,580	158,891
	AP Moller - Maersk A/S Class B	90,840	145,583
	GN Store Nord A/S	1,994,225	143,578
*	Danske Bank A/S	10,138,842	135,126
	Pandora A/S	1,366,531	108,406
	AP Moller - Maersk A/S Class A	60,821	89,933
[1]	Ambu A/S Class B	2,564,670	77,788

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Royal Unibrew A/S	761,962	74,298
	SimCorp A/S	612,161	73,015
	Tryg A/S	1,861,503	51,662
*,1	Demant A/S	1,618,027	51,086
*,2	Netcompany Group A/S	515,664	42,890
	ROCKWOOL International A/S Class B	101,066	39,559
*	ISS A/S	2,851,580	37,024
*	ALK-Abello A/S Class B	103,814	34,735
	Ringkjoebing Landbobank A/S	429,230	32,704
*	Jyske Bank A/S (Registered)	914,256	27,243
	H Lundbeck A/S	931,565	26,262
	Topdanmark A/S	651,311	25,505
*,1	Bavarian Nordic A/S	913,033	24,210
*	FLSmidth & Co. A/S	782,826	20,000
*	Zealand Pharma A/S	567,838	19,051
*	Dfds A/S	480,910	17,990
	Schouw & Co. A/S	180,453	15,714
*	Sydbank A/S	860,146	14,710
[2]	Scandinavian Tobacco Group A/S	978,986	13,828
*	NKT A/S	419,450	11,403
	Alm Brand A/S	975,404	11,157
*	Spar Nord Bank A/S	1,119,091	9,642
*,1	Drilling Co. of 1972 A/S	340,253	6,428
	D/S Norden A/S	393,652	5,598
*	Nilfisk Holding A/S	388,693	5,330
			5,541,674
Egypt (0.0%)
	Commercial International Bank Egypt SAE	21,498,640	84,035
	Eastern Co. SAE	14,439,586	10,938
	Egypt Kuwait Holding Co. SAE	10,399,884	10,771
*	Egyptian Financial Group-Hermes Holding Co.	9,329,259	7,367
	Talaat Moustafa Group	13,381,602	5,177
	ElSewedy Electric Co.	10,769,055	5,039
	Telecom Egypt Co.	4,380,245	3,288
	Six of October Development & Investment	3,338,935	2,536
*	Palm Hills Developments SAE	26,241,478	2,215
	Oriental Weavers	5,410,594	2,149
	Medinet Nasr Housing	9,061,213	2,118
	Heliopolis Housing	4,658,353	1,877
*	Pioneers Holding for Financial Investments SAE	5,921,699	1,409
*	Alexandria Mineral Oils Co.	8,370,556	1,271
			140,190
Finland (0.8%)
	Kone OYJ Class B	5,930,516	472,147
	Nordea Bank Abp (XSTO)	48,220,505	361,908
	Neste OYJ	6,371,411	332,292
	Sampo OYJ Class A	7,711,648	291,010
*	Nokia OYJ	84,872,278	286,121
	UPM-Kymmene OYJ	8,029,422	226,903
	Stora Enso OYJ	8,912,590	130,061
	Fortum OYJ	6,636,426	124,742
	Elisa OYJ	2,203,185	108,328
	Kesko OYJ Class B	4,139,453	106,221
	Huhtamaki OYJ	1,443,728	70,523
	Orion OYJ Class B	1,588,080	67,969
	Metso Outotec OYJ	9,354,823	65,947
	Nokian Renkaat OYJ	2,097,402	64,449
	Kojamo OYJ	2,950,149	60,811
	Wartsila OYJ Abp	7,571,627	60,170
	Valmet OYJ	2,066,373	49,318

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Konecranes OYJ Class A	1,148,837	36,148
	TietoEVRY OYJ (XHEL)	1,165,046	29,061
	Cargotec OYJ Class B	787,054	27,053
	Metsa Board OYJ	2,914,641	24,455
	Neles OYJ	1,705,595	22,840
	Kemira OYJ	1,563,277	19,313
	Sanoma OYJ	1,046,735	15,406
	Uponor OYJ	752,613	14,032
*,1	Outokumpu OYJ	4,925,389	12,291
	YIT OYJ	2,296,491	12,116
	Ahlstrom-Munksjo OYJ	525,475	11,002
[1]	Citycon OYJ	1,173,654	9,035
	TietoEVRY OYJ (XOSL)	322,882	8,016
	Raisio OYJ	1,663,958	5,909
	F-Secure OYJ	1,302,312	5,321
*,1	Finnair OYJ	9,958,356	4,247
	Nordea Bank Abp (CHIX)	470,554	3,544
	Oriola OYJ Class B	1,568,424	3,306
			3,142,015
France (5.7%)
	LVMH Moet Hennessy Louis Vuitton SE	3,770,629	1,767,474
	Sanofi	16,529,846	1,492,536
	TOTAL SE	36,719,953	1,112,494
	Schneider Electric SE	7,976,805	969,234
*	L'Oreal SA Loyalty Shares	2,718,112	878,454
*	Air Liquide SA Loyalty Shares	5,230,422	764,888
	Kering SA	1,123,771	679,113
*	Airbus SE	8,414,299	615,641
*	BNP Paribas SA	16,422,958	572,747
	Vinci SA	7,025,733	554,928
*	EssilorLuxottica SA	4,454,195	549,910
*	Safran SA	4,881,393	514,889
	Danone SA	9,088,913	504,119
	Pernod Ricard SA	3,121,066	502,811
	AXA SA	29,104,045	467,391
	Hermes International	463,835	431,877
	Vivendi SA	12,082,917	348,755
	Dassault Systemes SE	1,983,410	338,192
	Orange SA	28,713,514	322,442
*	Engie SA	25,339,202	306,467
	Legrand SA	4,090,722	302,793
	STMicroelectronics NV (XPAR)	9,678,105	295,223
	L'Oreal SA	911,787	294,676
	Cie Generale des Etablissements Michelin SCA	2,644,194	285,576
*	Cie de Saint-Gobain	7,317,293	285,034
	Capgemini SE	2,375,364	274,278
	Teleperformance	890,197	267,222
	Air Liquide SA	1,804,189	263,842
	Edenred	3,721,242	173,462
*	Societe Generale SA	11,578,026	157,321
*,2	Worldline SA	2,122,552	157,210
*	Peugeot SA	8,382,696	150,588
*	Eurofins Scientific SE	183,438	146,075
*,1	Ingenico Group SA	1,004,664	144,446
	Veolia Environnement SA	7,714,102	143,580
	Sartorius Stedim Biotech	367,192	139,299
	Carrefour SA	8,796,630	136,716
*	Credit Agricole SA	17,270,341	136,618
*	Alstom SA	2,971,481	132,764
*	Ubisoft Entertainment SA	1,411,181	124,654

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Publicis Groupe SA	3,302,917	114,751
	Valeo SA	3,687,390	111,549
	Bouygues SA	3,262,677	106,994
	Suez SA	5,753,694	105,335
	Arkema SA	1,032,535	101,126
	Gecina SA	812,490	100,865
	Thales SA	1,546,486	100,770
*	Atos SE	1,447,709	98,901
[2]	Euronext NV	944,127	98,304
	BioMerieux	650,039	96,790
*	Getlink SE	6,993,599	94,066
*	Bureau Veritas SA	4,275,420	93,753
*	Eiffage SA	1,158,562	84,085
*	Orpea	749,305	74,844
*	Accor SA	2,763,448	70,435
*	Renault SA	2,838,721	70,303
[1]	Remy Cointreau SA	374,683	63,259
*	Electricite de France SA	5,229,788	60,702
*	SCOR SE	2,406,319	58,438
*,2	Amundi SA	875,195	57,406
	Bollore SA	15,357,710	55,050
*	Rexel SA	4,660,639	49,070
	Ipsen SA	533,522	48,593
*	SEB SA	288,212	46,839
	Rubis SCA	1,410,127	46,365
*	Faurecia SE	1,219,770	46,261
	Iliad SA	237,173	45,853
*	SOITEC	321,960	45,673
[2]	La Francaise des Jeux SAEM	1,205,774	45,231
	SES SA Class A FDR	5,523,067	44,115
	Covivio	733,933	43,706
	Aeroports de Paris	436,540	42,719
	TechnipFMC plc	7,125,050	39,288
*,1	Lagardere SCA	1,784,081	39,015
	Wendel SE	430,204	37,230
[1]	Klepierre SA	2,933,063	37,162
*	Alten SA	447,343	35,818
[1]	Gaztransport Et Technigaz SA	341,202	32,707
*	Eurazeo SE	674,061	30,655
*	Dassault Aviation SA	36,507	30,544
*	Natixis SA	12,984,314	30,243
	Electricite de France SA	2,588,930	30,050
	SPIE SA	1,903,622	29,957
*,1	Korian SA	1,027,233	28,940
	Eutelsat Communications SA	2,860,311	28,769
*	Elis SA (XPAR)	2,530,267	27,752
*	Sopra Steria Group	222,967	26,513
	ICADE	515,954	26,092
*	Sodexo SA	404,205	25,964
*	CNP Assurances	2,300,303	25,944
	Sodexo SA ACT Loyalty Shares	391,943	25,177
*	Nexans SA	469,918	22,820
	SEB SA	132,719	21,569
	Cie Plastic Omnium SA	894,985	20,367
	Sodexo SA	306,238	19,671
*,1	Casino Guichard Perrachon SA	872,151	19,647
	Nexity SA	691,325	19,410
*,1,2	Neoen SA	352,947	18,905
	Societe BIC SA	393,492	18,849
*	JCDecaux SA	1,136,884	17,547
	Imerys SA	578,317	17,286

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Trigano SA	117,808	15,641
	Albioma SA	324,367	15,122
*	Virbac SA	62,381	14,517
	IPSOS	542,291	13,329
[2]	ALD SA	1,173,357	12,638
*	Fnac Darty SA	257,370	11,055
	Sodexo SA Loyalty Shares 2020	168,646	10,833
*,1	Television Francaise 1	1,808,191	10,617
*	Rothschild & Co.	399,649	10,258
*	Coface SA	1,304,626	10,193
*	Metropole Television SA	913,403	10,033
*,1	Air France-KLM	2,982,812	9,777
*,1	Elis SA (XLON)	871,981	9,493
*,2	Maisons du Monde SA	689,697	9,228
*	Interparfums SA	200,693	9,129
[1]	Robertet SA	6,227	6,892
	Vicat SA	212,451	6,532
	Pharmagest Inter@ctive	62,738	6,440
*	CGG SA	10,982,131	6,189
	Quadient SA	474,586	6,185
[2]	Elior Group SA	1,603,806	6,049
*	Tarkett SA	492,313	5,964
	FFP	69,769	5,541
[2]	Verallia SA	193,886	5,399
	Beneteau SA	565,120	5,196
*	Mersen SA	197,687	5,129
*	SODEXO	70,660	4,539
	Bonduelle SCA	208,336	4,492
	Mercialys SA	919,616	4,404
	Vilmorin & Cie SA	78,698	4,112
*,1	Eramet SA	153,641	4,080
*	LISI	248,223	4,017
*	Manitou BF SA	200,506	3,970
	Derichebourg SA	1,281,135	3,763
	Carmila SA	461,501	3,569
*,1	Akka Technologies	181,421	3,317
*,2	X-Fab Silicon Foundries SE	757,059	2,818
	Guerbet	69,865	2,361
	Boiron SA	46,593	2,084
*	Albioma SA	42,824	1,997
*,1	DBV Technologies SA	681,373	1,970
	Jacquet Metals SA	162,222	1,874
	AKWEL	101,551	1,837
*,1	Vallourec SA	117,524	1,638
*,1,2	SMCP SA	399,966	1,566
	GL Events	190,355	1,551
[1]	Rallye SA	351,167	1,335
[1,2]	Europcar Mobility Group	1,754,134	1,145
*,1	Etablissements Maurel et Prom SA	723,034	1,007
	Union Financiere de France BQE SA	35,082	751
*	Bourbon Corp.	175,437	751
	STMicroelectronics NV (MTAA)	15,281	466
*,1,3	Bourbon Corp.	94,216	403
	Technicolor SA (Registered)	117	—
			21,114,977
Germany (5.3%)
	SAP SE	17,011,583	1,814,875
	Siemens AG (Registered)	11,575,680	1,358,013
	Allianz SE (Registered)	6,287,823	1,107,629
*	adidas AG	2,916,002	866,359

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	BASF SE	13,864,539	759,197
	Deutsche Telekom AG (Registered)	48,808,383	741,826
	Bayer AG (Registered)	14,909,035	700,584
	Deutsche Post AG (Registered)	14,839,535	657,955
	Daimler AG (Registered)	12,212,452	631,243
	Infineon Technologies AG	19,730,328	549,316
	Vonovia SE	8,572,322	547,459
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,109,524	494,424
	Deutsche Boerse AG	2,783,356	410,137
	Volkswagen AG Preference Shares	2,763,480	402,540
	RWE AG	9,646,484	356,995
	E.ON SE	33,108,516	344,798
	Bayerische Motoren Werke AG	4,895,604	334,560
	Merck KGaA	1,976,630	292,801
*	Deutsche Bank AG (Registered)	30,825,717	284,865
	Deutsche Wohnen SE	5,226,159	263,780
	Henkel AG & Co. KGaA Preference Shares	2,644,937	257,380
*,2	Delivery Hero SE	2,176,103	249,804
	Symrise AG Class A	1,934,944	238,599
	Fresenius Medical Care AG & Co. KGaA	3,056,322	233,387
*,2	Zalando SE	2,460,249	229,109
	Fresenius SE & Co. KGaA	6,067,639	225,070
	Sartorius AG Preference Shares	525,897	222,602
	Continental AG	1,659,781	176,353
	Beiersdorf AG	1,516,475	158,789
	Brenntag AG	2,375,138	151,810
	LEG Immobilien AG	1,058,565	143,068
	MTU Aero Engines AG	811,318	138,672
	Henkel AG & Co. KGaA	1,518,269	137,257
	Hannover Rueck SE	920,905	133,828
[1,2]	Covestro AG	2,740,944	130,814
	HeidelbergCement AG	2,283,068	130,576
[2]	Scout24 AG	1,577,467	127,263
*	Siemens Energy AG	5,784,025	126,644
	Porsche Automobil Holding SE Preference Shares	2,358,255	126,337
*	Puma SE	1,383,914	121,152
	Knorr-Bremse AG	1,001,574	116,010
*	HelloFresh SE	2,165,560	115,721
*	TeamViewer AG	2,180,976	96,133
[2]	Siemens Healthineers AG	2,124,443	91,200
	GEA Group AG	2,542,556	84,677
	KION Group AG	1,083,617	84,436
[1]	Volkswagen AG	490,779	76,347
*	Commerzbank AG	16,020,547	75,830
	Carl Zeiss Meditec AG	569,277	73,556
*	Aroundtown SA	15,319,768	73,484
	Bechtle AG	424,631	72,916
	Evonik Industries AG	2,961,188	71,296
	LANXESS AG	1,295,043	65,682
[1]	FUCHS PETROLUB SE Preference Shares	1,205,111	62,029
	Nemetschek SE	830,638	60,144
*	TAG Immobilien AG	1,952,630	57,543
	United Internet AG (Registered)	1,604,286	56,260
*,1	Evotec SE	2,054,212	54,287
	Uniper SE	1,722,426	51,448
*	MorphoSys AG	495,080	50,463
	Gerresheimer AG	482,863	48,540
	Rheinmetall AG	659,513	48,200
	Bayerische Motoren Werke AG Preference Shares	794,149	41,060
*	Dialog Semiconductor plc	1,066,924	40,675

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	CTS Eventim AG & Co. KGaA	913,878	40,510
	Grand City Properties SA	1,729,716	39,262
	Rational AG	51,867	38,903
	Aurubis AG	568,418	36,364
*,1	Deutsche Lufthansa AG (Registered)	4,247,299	36,336
	alstria office REIT-AG	2,751,586	35,029
	Freenet AG	1,950,877	34,562
*,1	thyssenkrupp AG	7,176,398	34,255
*	Hypoport SE	63,605	33,303
[1]	Encavis AG	1,583,736	31,039
*	Hella GmbH & Co. KGaA	710,274	31,013
	CompuGroup Medical SE & Co. KgaA	357,636	30,728
	Siltronic AG	321,931	30,466
*	Fielmann AG	383,278	29,030
*,1	Stroeer SE & Co. KGaA	383,922	27,753
*,1	Varta AG	220,035	27,656
	Jungheinrich AG Preference Shares	754,262	27,423
	Software AG	753,368	27,032
*	OSRAM Licht AG	454,835	26,693
*,1	ProSiebenSat.1 Media SE	2,379,318	26,554
	Telefonica Deutschland Holding AG	10,277,673	25,923
[1]	METRO AG	2,617,212	25,631
*,1,2	ADLER Group SA	958,244	24,090
	RTL Group SA	609,186	23,147
	HOCHTIEF AG	312,716	23,005
	Wacker Chemie AG	234,106	22,585
[1]	CANCOM SE	563,385	22,273
[1]	Duerr AG	773,967	22,258
[1]	HUGO BOSS AG	951,181	21,808
[1]	TUI AG (XLON)	5,469,145	21,469
	Stabilus SA	356,206	20,194
[2]	Befesa SA	490,034	20,181
[1]	Jenoptik AG	815,299	20,119
*,1	Fraport AG Frankfurt Airport Services Worldwide	555,733	20,100
[1]	K+S AG (Registered)	2,979,137	19,960
*,1	Sixt SE	257,263	19,437
*,2	DWS Group GmbH & Co. KGaA	551,179	18,681
*	AIXTRON SE	1,651,306	18,596
[1]	Suedzucker AG	1,232,839	17,742
	Talanx AG	592,758	17,475
	Pfeiffer Vacuum Technology AG	95,672	17,450
*	Aareal Bank AG	979,324	16,921
*,2	Rocket Internet SE	782,077	16,904
[1]	GRENKE AG	410,632	16,032
*	zooplus AG	99,302	15,920
*	Nordex SE	1,092,600	15,746
	1&1 Drillisch AG	716,728	15,096
*,1	S&T AG	823,331	14,898
	STRATEC SE	100,941	14,815
	Traton SE	739,549	14,368
	PATRIZIA AG	628,293	14,301
	Norma Group SE	459,772	14,271
*,1,2	Shop Apotheke Europe NV	85,744	14,228
[1]	Krones AG	247,038	14,115
	FUCHS PETROLUB SE	334,824	12,833
	Dermapharm Holding SE	261,846	12,717
*,2	Deutsche Pfandbriefbank AG	2,024,105	12,370
*	CECONOMY AG	2,754,598	12,183
	Hornbach Holding AG & Co. KGaA	115,007	11,069
*,1	Deutsche EuroShop AG	837,518	10,578
	New Work SE	40,340	10,525

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	KWS Saat SE & Co. KGaA	137,574	10,131
	Deutz AG	1,862,104	9,566
*	Salzgitter AG	611,270	8,893
	DIC Asset AG	749,875	8,631
[1]	Bilfinger SE	465,500	8,533
	Sixt SE Preference Shares	174,278	8,252
	Indus Holding AG	268,303	7,938
[1]	Schaeffler AG Preference Shares	1,238,012	7,539
*	Wacker Neuson SE	408,442	7,510
	Washtec AG	147,616	6,536
[1]	Draegerwerk AG & Co. KGaA Preference Shares	79,226	6,366
[1]	SMA Solar Technology AG	145,201	6,289
*	Kloeckner & Co. SE	1,067,119	5,997
[1]	BayWa AG	176,267	5,448
	Hamburger Hafen und Logistik AG	324,640	5,442
	Deutsche Beteiligungs AG	155,436	5,061
[1]	Vossloh AG	138,352	5,053
	TUI AG (XETR)	1,278,422	5,019
	Wuestenrot & Wuerttembergische AG	280,283	4,661
	Takkt AG	435,052	4,623
[1]	ElringKlinger AG	450,723	4,558
[1]	TLG Immobilien AG	233,017	4,170
[1]	Koenig & Bauer AG	192,649	3,979
	CropEnergies AG	246,757	3,359
[1]	Draegerwerk AG & Co. KGaA	46,714	3,339
[1]	Corestate Capital Holding SA	182,738	2,657
	Hornbach Baumarkt AG	61,342	2,423
*,1	SGL Carbon SE	697,352	2,220
[1]	Bertrandt AG	62,527	2,144
			19,578,069
Greece (0.1%)
	Hellenic Telecommunications Organization SA	2,836,986	37,623
	OPAP SA	3,097,111	25,056
	JUMBO SA	1,673,395	23,455
	Mytilineos SA	1,858,987	20,396
*	Eurobank Ergasias Services & Holdings SA	40,624,404	13,585
*	Alpha Bank AE	22,035,937	11,214
	Hellenic Telecommunications Organization SA ADR	1,489,798	9,699
*	Public Power Corp. SA	1,653,458	9,286
*	National Bank of Greece SA	8,816,413	9,285
	Motor Oil Hellas Corinth Refineries SA	808,111	7,556
	Terna Energy SA	559,826	7,452
*	GEK Terna Holding Real Estate Construction SA	1,087,709	7,358
*	LAMDA Development SA	888,037	5,250
	Sarantis SA	455,619	4,495
	Holding Co. ADMIE IPTO SA	1,767,145	4,370
	Hellenic Petroleum SA	735,511	3,608
*	Piraeus Bank SA	4,585,216	3,527
*	Fourlis Holdings SA	901,972	3,483
*	Ellaktor SA	1,818,428	2,857
	Viohalco SA	789,226	2,587
*,3	FF Group	455,279	2,545
*	Hellenic Exchanges - Athens Stock Exchange SA	833,525	2,482
*	Aegean Airlines SA	379,767	1,176
	Athens Water Supply & Sewage Co. SA	145,112	1,125
*,3	Cyprus Popular Bank PCL	12,597,118	—
			219,470
Hong Kong (2.1%)
	AIA Group Ltd.	183,437,218	1,745,804
	Hong Kong Exchanges & Clearing Ltd.	19,226,452	921,307

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Sun Hung Kai Properties Ltd.	21,600,055	278,032
	Techtronic Industries Co. Ltd.	18,772,589	252,854
	CK Hutchison Holdings Ltd.	40,001,686	241,609
	Link REIT	31,651,647	241,561
	CLP Holdings Ltd.	24,998,611	230,351
	Hong Kong & China Gas Co. Ltd.	157,820,994	227,705
	Galaxy Entertainment Group Ltd.	32,219,991	212,928
	CK Asset Holdings Ltd.	40,169,399	186,526
	Hang Seng Bank Ltd.	11,072,809	170,588
	BOC Hong Kong Holdings Ltd.	54,925,206	152,554
	Jardine Matheson Holdings Ltd.	3,192,733	141,520
	Sands China Ltd.	36,750,811	128,981
	Power Assets Holdings Ltd.	20,840,789	107,324
	MTR Corp. Ltd.	21,455,149	106,316
	New World Development Co. Ltd.	22,122,775	105,623
[2]	WH Group Ltd.	129,346,309	101,877
	Wharf Real Estate Investment Co. Ltd.	25,352,011	97,574
	Hang Lung Properties Ltd.	31,195,401	75,945
	Lenovo Group Ltd.	116,780,253	73,323
[2]	Budweiser Brewing Co. APAC Ltd.	24,003,907	70,790
	Henderson Land Development Co. Ltd.	19,776,373	69,852
	Xinyi Glass Holdings Ltd.	31,545,594	69,275
	Hongkong Land Holdings Ltd.	17,851,080	65,534
*,2	ESR Cayman Ltd.	20,511,650	61,954
[1]	Sino Land Co. Ltd.	51,468,300	60,994
	Jardine Strategic Holdings Ltd.	2,767,869	59,930
	Want Want China Holdings Ltd.	86,307,112	57,156
	AAC Technologies Holdings Inc.	10,621,581	55,831
	Tingyi Cayman Islands Holding Corp.	29,163,728	53,367
	Vitasoy International Holdings Ltd.	12,327,788	49,865
	Wharf Holdings Ltd.	23,480,617	48,607
	ASM Pacific Technology Ltd.	4,711,402	47,511
	Swire Pacific Ltd. Class A	10,265,400	46,812
	Minth Group Ltd.	11,033,916	45,658
	CK Infrastructure Holdings Ltd.	9,512,666	44,874
	Swire Properties Ltd.	16,319,503	43,793
	PCCW Ltd.	63,731,715	38,343
	Sun Art Retail Group Ltd.	34,272,054	37,132
	Bank of East Asia Ltd.	19,877,524	35,859
	Man Wah Holdings Ltd.	23,312,014	32,535
*	Wynn Macau Ltd.	22,660,090	31,308
	Hysan Development Co. Ltd.	9,745,307	31,069
	PRADA SpA	7,812,986	30,923
	SJM Holdings Ltd.	29,432,071	30,560
	Hang Lung Group Ltd.	13,445,177	29,846
	SITC International Holdings Co. Ltd.	18,605,555	28,739
	Chow Tai Fook Jewellery Group Ltd.	22,459,453	28,704
	NagaCorp Ltd.	23,505,668	24,313
[2]	JS Global Lifestyle Co. Ltd.	13,124,000	23,605
	Microport Scientific Corp.	6,678,152	23,595
	Kerry Properties Ltd.	9,470,563	23,236
*,2	Samsonite International SA	20,240,432	20,648
[2]	BOC Aviation Ltd.	3,307,990	20,484
	Melco International Development Ltd.	12,500,673	20,292
	HKBN Ltd.	11,415,272	19,775
	NWS Holdings Ltd.	22,059,356	19,364
	Kerry Logistics Network Ltd.	8,946,313	18,684
*,2	Razer Inc.	60,967,810	18,305
	Yue Yuen Industrial Holdings Ltd.	11,102,952	18,085
	Lee & Man Paper Manufacturing Ltd.	23,810,661	18,045
	Dairy Farm International Holdings Ltd.	4,781,870	18,013

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	VTech Holdings Ltd.	2,592,332	17,200
[1]	MGM China Holdings Ltd.	11,840,205	15,625
	China Grand Pharmaceutical & Healthcare Holdings Ltd.	18,924,239	15,404
	Champion REIT	31,323,607	15,178
	IGG Inc.	13,547,862	14,665
	United Energy Group Ltd.	107,948,630	14,656
	Uni-President China Holdings Ltd.	16,769,304	14,526
	Gemdale Properties & Investment Corp. Ltd.	88,820,627	13,795
*	Shangri-La Asia Ltd.	16,301,389	12,827
	Luk Fook Holdings International Ltd.	4,898,476	11,978
	L'Occitane International SA	6,531,128	11,957
*,1	HengTen Networks Group Ltd.	268,495,398	11,669
	Vinda International Holdings Ltd.	4,337,987	11,512
[1]	Huabao International Holdings Ltd.	11,795,878	10,696
*	Hong Kong Television Network Ltd.	7,169,849	10,673
	Johnson Electric Holdings Ltd.	4,960,799	10,264
	Nexteer Automotive Group Ltd.	12,287,497	10,261
*,1	Cathay Pacific Airways Ltd.	15,067,753	10,239
	First Pacific Co. Ltd.	32,840,379	10,202
	Haitong International Securities Group Ltd.	44,366,915	10,112
	Cafe de Coral Holdings Ltd.	4,825,002	9,973
	Yuexiu REIT	20,865,441	9,632
	Pacific Basin Shipping Ltd.	60,036,839	8,770
	Glory Sun Financial Group Ltd.	182,712,000	8,726
*,1	MMG Ltd.	36,245,852	8,596
	Shun Tak Holdings Ltd.	27,115,962	7,959
	K Wah International Holdings Ltd.	16,707,761	7,929
*,1,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	4,522,177	7,740
	SUNeVision Holdings Ltd.	8,222,430	7,217
	Zhongyu Gas Holdings Ltd.	8,241,202	7,202
*	Pou Sheng International Holdings Ltd.	31,225,524	7,157
	United Laboratories International Holdings Ltd.	8,186,572	7,040
*	Towngas China Co. Ltd.	14,831,098	6,737
	CITIC Telecom International Holdings Ltd.	20,676,811	6,568
*	Leyou Technologies Holdings Ltd.	15,464,351	6,536
[1]	Shui On Land Ltd.	46,808,922	6,172
	Stella International Holdings Ltd.	5,998,000	6,146
*,1,2	FIT Hon Teng Ltd.	15,617,159	6,126
	Sunlight REIT	14,045,974	6,056
*,1,3	Superb Summit International Group Ltd.	32,112,957	6,048
	Value Partners Group Ltd.	13,687,568	5,998
	Guotai Junan International Holdings Ltd.	44,215,636	5,670
*	Lifestyle International Holdings Ltd.	7,106,138	5,581
	VSTECS Holdings Ltd.	8,590,295	5,384
	Dah Sing Financial Holdings Ltd.	2,159,241	5,378
*,3	SMI Holdings Group Ltd.	17,016,452	5,136
*	Zhuguang Holdings Group Co. Ltd.	32,796,977	5,082
*	United Co. RUSAL International PJSC	13,090,440	5,058
[2]	AsiaInfo Technologies Ltd.	3,624,800	5,005
	Skyfame Realty Holdings Ltd.	37,198,327	4,900
*,1	FIH Mobile Ltd.	44,177,566	4,855
	LVGEM China Real Estate Investment Co. Ltd.	14,944,000	4,784
*,1,2	Frontage Holdings Corp.	10,776,000	4,747
	Prosperity REIT	16,436,105	4,664
*,1,3	Town Health International Medical Group Ltd.	51,896,341	4,602
	China Travel International Investment Hong Kong Ltd.	35,486,718	4,541
*,1	Cosmopolitan International Holdings Ltd.	25,016,000	4,464
	CMBC Capital Holdings Ltd.	268,666,810	4,383
	Far East Consortium International Ltd.	13,743,174	4,065
	Pacific Textiles Holdings Ltd.	7,012,428	4,001

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Chow Sang Sang Holdings International Ltd.	3,632,179	3,973
	C-Mer Eye Care Holdings Ltd.	5,740,000	3,881
	Road King Infrastructure Ltd.	3,226,490	3,837
[1]	Canvest Environmental Protection Group Co. Ltd.	8,801,479	3,743
	Dah Sing Banking Group Ltd.	4,252,324	3,659
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,500,932	3,637
	Dynam Japan Holdings Co. Ltd.	3,361,180	3,445
	Tongda Group Holdings Ltd.	60,176,615	3,270
*,3	Convoy Global Holdings Ltd.	147,589,460	3,179
	Texhong Textile Group Ltd.	4,100,630	3,156
	Chinese Estates Holdings Ltd.	6,027,892	3,039
*	Apollo Future Mobility Group Ltd.	54,249,707	3,010
	Hutchison Telecommunications Hong Kong Holdings Ltd.	19,634,218	2,942
	Television Broadcasts Ltd.	3,558,723	2,859
	SmarTone Telecommunications Holdings Ltd.	5,152,643	2,780
*	Esprit Holdings Ltd.	25,811,382	2,673
	Giordano International Ltd.	16,722,309	2,661
	Sun Hung Kai & Co. Ltd.	6,803,244	2,647
	Oshidori International Holdings Ltd.	28,684,524	2,593
[2]	IMAX China Holding Inc.	1,504,528	2,445
*	Macau Legend Development Ltd.	17,992,139	2,440
*	Truly International Holdings Ltd.	21,275,678	2,424
[2]	Crystal International Group Ltd.	8,148,771	2,250
[1]	Sa Sa International Holdings Ltd.	14,887,114	2,137
	Lee's Pharmaceutical Holdings Ltd.	2,979,268	1,676
*	Digital Domain Holdings Ltd.	260,388,250	1,550
*	China LNG Group Ltd.	18,362,263	1,474
*	New World Department Store China Ltd.	7,820,326	1,179
*,1	GCL New Energy Holdings Ltd.	74,187,129	1,095
	CITIC Resources Holdings Ltd.	27,232,891	1,075
	Texwinca Holdings Ltd.	6,601,457	1,002
*,1	NewOcean Energy Holdings Ltd.	10,337,172	922
*,3	Camsing International Holding Ltd.	5,979,097	895
*	Glory Sun Land Group Ltd.	19,185,000	818
*	Lifestyle China Group Ltd.	6,024,156	795
*,3	Tech Pro Technology Development Ltd.	87,171,600	765
	Singamas Container Holdings Ltd.	16,240,477	692
*,3	Brightoil Petroleum Holdings Ltd.	25,187,768	650
	Emperor Capital Group Ltd.	39,638,624	637
*	G-Resources Group Ltd.	136,293,123	634
*	Landing International Development Ltd.	21,932,901	613
	Swire Pacific Ltd. Class B	620,847	506
	Henderson Investment Ltd.	11,821,355	466
*,1,3	Agritrade Resources Ltd.	42,522,625	455
	Shenwan Hongyuan HK Ltd.	3,241,709	360
*,3	China Baoli Technologies Holdings Ltd.	26,288,361	336
	Dawnrays Pharmaceutical Holdings Ltd.	2,037,425	232
	Emperor Watch & Jewellery Ltd.	15,744,218	186
*,3	REALGOLD MINING	1,345,000	145
	NOVA Group Holdings Ltd. Class A	3,527,192	50
*,3	China Longevity Group Co. Ltd.	1,027,000	—
			7,985,522
Hungary (0.1%)
*	OTP Bank Nyrt.	3,545,888	110,612
	Richter Gedeon Nyrt.	2,167,790	44,261
*	MOL Hungarian Oil & Gas plc	6,681,933	32,447
	Magyar Telekom Telecommunications plc	4,776,942	5,265
*,1	Opus Global Nyrt.	3,238,849	2,080
			194,665

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
India (2.7%)
	Reliance Industries Ltd.	47,300,440	1,311,394
	Infosys Ltd.	54,913,909	786,760
	Housing Development Finance Corp. Ltd.	26,442,516	686,005
	Tata Consultancy Services Ltd.	14,202,004	511,847
	Hindustan Unilever Ltd.	13,552,556	378,934
*	Axis Bank Ltd.	34,612,050	229,430
	HCL Technologies Ltd.	16,650,969	189,448
	Maruti Suzuki India Ltd.	1,858,512	174,559
	Bharti Airtel Ltd.	26,726,018	156,268
	Asian Paints Ltd.	4,968,083	148,182
	Bajaj Finance Ltd.	2,931,917	130,788
*	ICICI Bank Ltd.	23,458,813	123,394
	Sun Pharmaceutical Industries Ltd.	16,752,562	105,210
	UltraTech Cement Ltd.	1,693,219	104,424
	ITC Ltd.	45,405,730	101,470
	Nestle India Ltd.	399,652	92,498
	Tech Mahindra Ltd.	7,617,252	83,874
	Dr Reddy's Laboratories Ltd.	1,230,357	81,046
	Mahindra & Mahindra Ltd.	10,071,204	80,626
*,2	HDFC Life Insurance Co. Ltd.	9,967,739	79,286
	Larsen & Toubro Ltd.	6,322,982	79,222
	Titan Co. Ltd.	5,023,385	79,064
	Bharat Petroleum Corp. Ltd.	15,409,888	73,667
*	Adani Green Energy Ltd.	5,985,356	69,133
*,2	Avenue Supermarts Ltd.	2,255,177	68,180
	Power Grid Corp. of India Ltd.	29,143,913	67,252
	JSW Steel Ltd.	15,592,632	65,119
	Wipro Ltd.	13,499,313	61,908
	Hero MotoCorp Ltd.	1,638,750	61,826
	Eicher Motors Ltd.	2,092,968	58,902
	Divi's Laboratories Ltd.	1,387,186	58,786
*	State Bank of India	22,914,847	58,383
*,2	SBI Life Insurance Co. Ltd.	5,539,597	57,466
	Dabur India Ltd.	8,320,627	57,420
	Cipla Ltd.	5,603,924	57,020
	Adani Ports & Special Economic Zone Ltd.	11,651,480	56,517
	Bajaj Auto Ltd.	1,375,760	53,594
	Grasim Industries Ltd.	5,052,573	53,046
	Britannia Industries Ltd.	1,098,067	51,426
	Godrej Consumer Products Ltd.	5,688,080	51,110
	Info Edge India Ltd.	1,065,986	51,025
	NTPC Ltd.	42,935,296	50,733
	UPL Ltd.	8,299,990	50,710
*,2	ICICI Lombard General Insurance Co. Ltd.	2,951,452	49,193
*,2	Bandhan Bank Ltd.	12,257,135	47,661
	Bajaj Finserv Ltd.	591,069	44,419
	Aurobindo Pharma Ltd.	4,078,774	42,506
	Lupin Ltd.	3,450,314	42,311
	Pidilite Industries Ltd.	1,972,172	41,764
	Apollo Hospitals Enterprise Ltd.	1,455,815	41,616
	Shree Cement Ltd.	140,592	41,149
	Oil & Natural Gas Corp. Ltd.	46,239,470	40,483
	Tata Consumer Products Ltd.	5,951,614	39,546
	Ambuja Cements Ltd.	10,929,565	38,264
	Havells India Ltd.	3,822,285	37,518
	Hindalco Industries Ltd.	15,745,201	36,330
	Indian Oil Corp. Ltd.	33,300,003	35,738
	Coal India Ltd.	22,488,823	34,617
	Marico Ltd.	7,009,980	33,755
	Vedanta Ltd.	25,867,051	33,460

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Jubilant Foodworks Ltd.	1,136,024	33,317
	Bharti Infratel Ltd.	13,307,946	33,298
	Zee Entertainment Enterprises Ltd.	12,727,803	32,236
	Tata Steel Ltd.	5,780,847	32,112
	Wipro Ltd. ADR	6,579,323	31,844
	Berger Paints India Ltd.	3,789,813	31,833
*	United Spirits Ltd.	4,514,037	30,702
*	Biocon Ltd.	5,316,307	28,945
	Indraprastha Gas Ltd.	5,265,255	28,590
*	Crompton Greaves Consumer Electricals Ltd.	6,892,425	27,833
	Petronet LNG Ltd.	8,857,951	27,594
	Piramal Enterprises Ltd.	1,607,556	27,349
	PI Industries Ltd.	913,170	27,055
	Shriram Transport Finance Co. Ltd.	2,854,360	26,687
*,2	InterGlobe Aviation Ltd.	1,503,539	26,537
*,2	ICICI Prudential Life Insurance Co. Ltd.	4,741,096	25,791
	Muthoot Finance Ltd.	1,504,698	24,982
*,2	AU Small Finance Bank Ltd.	2,381,085	24,914
*	Tata Motors Ltd.	13,918,300	24,751
	Trent Ltd.	2,740,402	24,371
	Hindustan Petroleum Corp. Ltd.	9,475,879	24,003
	Colgate-Palmolive India Ltd.	1,162,773	23,790
	Embassy Office Parks REIT	5,108,200	23,720
	Ipca Laboratories Ltd.	740,910	23,118
	Siemens Ltd.	1,349,698	23,073
	SBI Cards & Payment Services Ltd.	2,127,216	22,942
	Balkrishna Industries Ltd.	1,226,892	22,265
	Torrent Pharmaceuticals Ltd.	635,457	22,003
	Mphasis Ltd.	1,174,578	21,883
	Cadila Healthcare Ltd.	3,858,944	21,747
	Page Industries Ltd.	80,312	21,743
[2]	HDFC Asset Management Co. Ltd.	695,928	21,119
	Motherson Sumi Systems Ltd.	14,761,762	21,007
	GAIL India Ltd.	18,113,926	20,699
	DLF Ltd.	9,573,249	20,426
	Dixon Technologies India Ltd.	158,977	19,962
	Adani Enterprises Ltd.	4,317,189	19,838
	Ashok Leyland Ltd.	18,004,575	19,129
	MRF Ltd.	20,826	18,347
[2]	Laurus Labs Ltd.	4,254,175	18,321
	Bharat Forge Ltd.	2,949,346	17,936
	Container Corp. of India Ltd.	3,372,597	17,765
[2]	Larsen & Toubro Infotech Ltd.	446,304	17,610
	Voltas Ltd.	1,797,532	17,093
	Atul Ltd.	210,473	17,055
*	Max Financial Services Ltd.	2,137,717	17,028
	Cholamandalam Investment & Finance Co. Ltd.	4,588,143	16,902
	Bosch Ltd.	105,694	16,524
	ACC Ltd.	740,277	16,458
*	IDFC First Bank Ltd.	39,880,107	16,419
*	Jindal Steel & Power Ltd.	6,250,304	16,199
	Natco Pharma Ltd.	1,311,626	15,926
[2]	Dr Lal PathLabs Ltd.	505,443	15,656
*	Federal Bank Ltd.	23,022,145	15,635
	Manappuram Finance Ltd.	7,354,588	15,408
	Escorts Ltd.	942,686	15,262
*	Mahindra & Mahindra Financial Services Ltd.	9,227,938	15,215
	LIC Housing Finance Ltd.	3,950,767	15,071
*	Vodafone Idea Ltd.	125,458,966	14,796
	REC Ltd.	10,587,267	14,685
	Alkem Laboratories Ltd.	407,543	14,480

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	SRF Ltd.	239,733	14,279
	Glenmark Pharmaceuticals Ltd.	2,158,341	13,820
[2]	RBL Bank Ltd.	5,867,701	13,765
	United Breweries Ltd.	1,089,078	13,606
	GlaxoSmithKline Pharmaceuticals Ltd.	678,614	13,407
*	Fortis Healthcare Ltd.	7,901,505	13,387
	NMDC Ltd.	12,020,584	13,365
	Pfizer Ltd.	193,095	12,984
	Whirlpool of India Ltd.	450,890	12,911
*	Godrej Properties Ltd.	918,484	12,811
	Bajaj Holdings & Investment Ltd.	411,526	12,802
	Bayer CropScience Ltd.	173,059	12,720
	Oracle Financial Services Software Ltd.	299,122	12,690
	Mindtree Ltd.	705,334	12,667
	Power Finance Corp. Ltd.	10,773,517	12,657
*	Rajesh Exports Ltd.	2,018,371	12,575
	Tata Communications Ltd.	996,966	12,552
	Kansai Nerolac Paints Ltd.	1,777,074	12,331
*	State Bank of India GDR	470,177	11,937
	Deepak Nitrite Ltd.	1,175,683	11,767
	Ramco Cements Ltd.	1,092,993	11,749
	TVS Motor Co. Ltd.	1,892,216	11,603
	AIA Engineering Ltd.	506,441	11,595
	Gujarat Gas Ltd.	2,897,353	11,594
	Bharat Electronics Ltd.	9,824,741	11,517
	Castrol India Ltd.	7,391,526	11,363
	Tata Elxsi Ltd.	546,170	11,329
	Granules India Ltd.	2,144,224	11,096
	Can Fin Homes Ltd.	1,734,587	10,700
	Supreme Industries Ltd.	548,136	10,685
	Jubilant Life Sciences Ltd.	1,076,325	10,571
	Tata Power Co. Ltd.	14,928,340	10,504
	Indian Hotels Co. Ltd.	8,156,483	10,489
[2]	Metropolis Healthcare Ltd.	389,922	10,347
	Aarti Industries Ltd.	747,741	10,089
	NHPC Ltd.	37,546,454	10,061
	Coromandel International Ltd.	1,024,363	10,036
*,2	Syngene International Ltd.	1,379,815	9,950
	Dr Reddy's Laboratories Ltd. ADR	149,704	9,702
	Varun Beverages Ltd.	1,091,960	9,643
	Hindustan Zinc Ltd.	3,438,653	9,456
	Indiabulls Housing Finance Ltd.	5,005,244	9,447
	Bata India Ltd.	526,974	9,348
	JK Cement Ltd.	371,082	9,269
*	APL Apollo Tubes Ltd.	216,810	9,198
	Alembic Pharmaceuticals Ltd.	706,060	9,187
	City Union Bank Ltd.	4,554,747	9,062
	Torrent Power Ltd.	2,130,586	8,973
	Coforge Ltd.	298,693	8,900
	ABB India Ltd.	726,052	8,747
	Emami Ltd.	1,791,355	8,734
[2]	Nippon Life India Asset Management Ltd.	2,378,340	8,717
	Sanofi India Ltd.	80,632	8,702
*	Tata Motors Ltd. ADR	991,275	8,693
	Astral Poly Technik Ltd.	568,429	8,616
*	Oberoi Realty Ltd.	1,435,616	8,577
*	Bank of Baroda	15,273,090	8,577
	Exide Industries Ltd.	3,949,179	8,470
	Sundaram Finance Ltd.	431,210	8,423
	Dalmia Bharat Ltd.	725,745	8,244
	Sun TV Network Ltd.	1,436,336	8,174

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	KEC International Ltd.	1,856,918	8,135
	Tube Investments of India Ltd.	920,465	8,127
	Apollo Tyres Ltd.	4,292,460	8,094
	Ajanta Pharma Ltd.	377,503	8,009
	Amber Enterprises India Ltd.	270,848	7,968
	Persistent Systems Ltd.	508,453	7,955
*	GMR Infrastructure Ltd.	25,084,811	7,910
	Indian Railway Catering & Tourism Corp. Ltd.	434,024	7,698
	Amara Raja Batteries Ltd.	732,222	7,563
	JB Chemicals & Pharmaceuticals Ltd.	552,387	7,516
	Mahanagar Gas Ltd.	683,370	7,512
[2]	L&T Technology Services Ltd.	333,208	7,491
*	Steel Authority of India Ltd.	16,067,883	7,467
	Kajaria Ceramics Ltd.	961,907	7,389
	CESC Ltd.	969,841	7,368
	Gillette India Ltd.	103,162	7,367
*	Adani Power Ltd.	15,158,054	7,315
*	Aditya Birla Capital Ltd.	8,207,293	7,168
	Navin Fluorine International Ltd.	236,584	7,150
	Cummins India Ltd.	1,199,629	7,020
	Schaeffler India Ltd.	137,831	6,997
	L&T Finance Holdings Ltd.	7,986,057	6,934
	IDFC Ltd.	16,453,126	6,756
	Dhani Services Ltd.	2,511,430	6,664
*	3M India Ltd.	26,085	6,564
	Strides Pharma Science Ltd.	705,042	6,563
	Relaxo Footwears Ltd.	681,721	6,076
*	Aavas Financiers Ltd.	313,850	6,057
	Polycab India Ltd.	484,881	6,019
*	Punjab National Bank	16,450,587	5,924
*	Canara Bank	5,037,239	5,848
*	Aditya Birla Fashion & Retail Ltd.	2,815,394	5,834
	Birlasoft Ltd.	2,407,234	5,819
	Sumitomo Chemical India Ltd.	1,617,977	5,819
	Prestige Estates Projects Ltd.	1,695,173	5,725
*	Phoenix Mills Ltd.	733,272	5,710
	Vinati Organics Ltd.	347,462	5,667
*	Just Dial Ltd.	641,017	5,638
	PVR Ltd.	389,612	5,611
	Oil India Ltd.	4,695,920	5,442
	Rallis India Ltd.	1,613,729	5,388
	Gujarat State Petronet Ltd.	2,023,310	5,271
*	Godrej Industries Ltd.	1,063,140	5,248
	AstraZeneca Pharma India Ltd.	90,421	5,244
	Radico Khaitan Ltd.	869,649	5,126
[2]	ICICI Securities Ltd.	819,603	5,122
*	Bharat Heavy Electricals Ltd.	13,425,718	5,062
	KRBL Ltd.	1,420,613	4,899
	Redington India Ltd.	2,740,660	4,799
[2]	Endurance Technologies Ltd.	322,945	4,605
	Welspun India Ltd.	4,885,412	4,591
	Ceat Ltd.	300,881	4,436
*,2	Quess Corp. Ltd.	777,830	4,302
*	Edelweiss Financial Services Ltd.	5,523,565	4,159
*	Yes Bank Ltd.	24,451,507	4,085
*	Tata Motors Ltd. Class A	5,368,960	4,015
	Thermax Ltd.	386,542	3,956
*	Union Bank of India	12,190,760	3,948
	Balrampur Chini Mills Ltd.	1,822,803	3,941
*	TeamLease Services Ltd.	130,913	3,934
	Bombay Burmah Trading Co.	237,373	3,873

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Motilal Oswal Financial Services Ltd.	486,971	3,700
	JSW Energy Ltd.	4,535,435	3,674
	Sundram Fasteners Ltd.	634,653	3,654
	Avanti Feeds Ltd.	554,426	3,600
	Multi Commodity Exchange of India Ltd.	156,768	3,598
[2]	Godrej Agrovet Ltd.	513,079	3,567
	Minda Industries Ltd.	824,655	3,551
	National Aluminium Co. Ltd.	8,657,415	3,550
	V-Guard Industries Ltd.	1,535,316	3,514
	Gujarat Pipavav Port Ltd.	2,783,578	3,322
	Blue Star Ltd.	381,145	3,225
[2]	PNB Housing Finance Ltd.	677,497	3,224
	India Cements Ltd.	2,020,081	3,223
	Cholamandalam Financial Holdings Ltd.	616,648	3,220
	NCC Ltd.	7,005,268	3,199
	Adani Gas Ltd.	1,054,089	3,141
*	Suven Pharmaceuticals Ltd.	737,442	3,123
*	Sun Pharma Advanced Research Co. Ltd.	1,378,724	3,048
*	Future Retail Ltd.	3,103,805	2,980
	IRB Infrastructure Developers Ltd.	1,941,698	2,977
	Chambal Fertilizers & Chemicals Ltd.	1,345,514	2,951
	Welspun Corp. Ltd.	2,022,294	2,938
	TTK Prestige Ltd.	37,068	2,856
	Vakrangee Ltd.	7,375,793	2,815
*	V-Mart Retail Ltd.	106,881	2,787
	JM Financial Ltd.	2,578,124	2,761
	Orient Electric Ltd.	984,679	2,759
	Sterlite Technologies Ltd.	1,376,678	2,734
	Procter & Gamble Health Ltd.	37,937	2,630
	DCB Bank Ltd.	2,505,042	2,592
	Kaveri Seed Co. Ltd.	370,728	2,533
	Graphite India Ltd.	1,045,567	2,484
*	Wockhardt Ltd.	619,398	2,433
	Timken India Ltd.	164,073	2,385
	Symphony Ltd.	205,589	2,348
	Engineers India Ltd.	2,487,237	2,182
	EIH Ltd.	2,151,727	2,179
*	Mahindra CIE Automotive Ltd.	1,173,083	2,176
[2]	Dilip Buildcon Ltd.	487,056	2,148
*	Bank of India	4,118,250	2,142
	Sobha Ltd.	545,012	2,141
*	TV18 Broadcast Ltd.	5,504,762	2,134
*	NBCC India Ltd.	6,758,797	2,078
	HEG Ltd.	225,700	2,056
*	Karur Vysya Bank Ltd.	4,660,516	2,039
	eClerx Services Ltd.	213,414	2,001
	Great Eastern Shipping Co. Ltd.	659,276	1,998
	Infibeam Avenues Ltd.	1,756,350	1,984
	DCM Shriram Ltd.	407,583	1,866
	Century Textiles & Industries Ltd.	450,489	1,856
	Jindal Saw Ltd.	2,241,047	1,824
	Finolex Cables Ltd.	485,911	1,814
	SPC Samlip Co. Ltd.	32,023	1,790
*	Suzlon Energy Ltd.	36,087,200	1,779
	Bajaj Consumer Care Ltd.	631,273	1,592
	Rain Industries Ltd.	1,107,697	1,585
*	Karnataka Bank Ltd.	2,703,279	1,552
*	Indian Bank	1,917,151	1,495
	PTC India Ltd.	2,279,489	1,446
	Care Ratings Ltd.	353,350	1,422
*	Indiabulls Real Estate Ltd.	1,988,544	1,278

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Gateway Distriparks Ltd.	965,428	1,190
	Equitas Holdings Ltd.	1,716,544	1,084
*	South Indian Bank Ltd.	12,412,855	1,078
*	Hemisphere Properties India Ltd.	1,109,497	1,015
	CRISIL Ltd.	36,214	1,009
*	Mangalore Refinery & Petrochemicals Ltd.	2,383,972	929
*	Hindustan Construction Co. Ltd.	12,967,528	866
*	EID Parry India Ltd.	221,613	824
	Raymond Ltd.	209,549	770
*	Central Bank of India	4,757,757	706
*	IFCI Ltd.	8,279,760	647
*	Future Consumer Ltd.	6,366,070	637
	GE Power India Ltd.	136,091	376
*	Gujarat Mineral Development Corp. Ltd.	556,279	320
*	Sadbhav Engineering Ltd.	376,084	243
*	Jammu & Kashmir Bank Ltd.	1,266,335	242
	Aegis Logistics Ltd.	49,790	139
*	Thomas Cook India Ltd.	245,040	88
	Vedanta Ltd. ADR	9,720	50
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
			10,163,210
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	149,368,950	293,907
	Bank Rakyat Indonesia Persero Tbk. PT	816,670,128	184,871
	Telekomunikasi Indonesia Persero Tbk. PT	719,110,351	127,326
	Astra International Tbk. PT	314,667,919	114,908
	Bank Mandiri Persero Tbk. PT	287,528,903	112,001
	Unilever Indonesia Tbk. PT	89,592,122	47,545
	Charoen Pokphand Indonesia Tbk. PT	106,522,313	41,965
	Bank Negara Indonesia Persero Tbk. PT	117,520,008	37,389
	United Tractors Tbk. PT	24,228,913	34,616
	Indofood Sukses Makmur Tbk. PT	68,352,484	32,379
	Kalbe Farma Tbk. PT	274,868,896	28,518
	Semen Indonesia Persero Tbk. PT	43,413,253	28,124
	Indofood CBP Sukses Makmur Tbk. PT	37,741,647	24,792
	Indah Kiat Pulp & Paper Corp. Tbk. PT	38,167,403	23,374
	Sarana Menara Nusantara Tbk. PT	343,348,500	22,993
*	Gudang Garam Tbk. PT	7,015,202	19,537
*	Barito Pacific Tbk. PT	281,394,253	17,049
	Indocement Tunggal Prakarsa Tbk. PT	19,292,747	15,931
	Tower Bersama Infrastructure Tbk. PT	148,649,015	15,035
	Adaro Energy Tbk. PT	191,620,986	14,526
	Hanjaya Mandala Sampoerna Tbk. PT	148,236,488	14,125
	Perusahaan Gas Negara Tbk. PT	174,860,062	12,550
	Mitra Keluarga Karyasehat Tbk. PT	69,937,100	12,512
	Ciputra Development Tbk. PT	201,061,888	11,058
	Ace Hardware Indonesia Tbk. PT	101,967,072	10,873
*	Pakuwon Jati Tbk. PT	336,452,833	9,406
	Aneka Tambang Tbk.	126,939,441	9,028
	Surya Citra Media Tbk. PT	86,029,141	8,600
*	Vale Indonesia Tbk. PT	30,360,510	8,304
	Bukit Asam Tbk. PT	63,373,254	8,303
	Bank BTPN Syariah Tbk. PT	32,662,400	8,156
*	Lippo Karawaci Tbk. PT	868,994,476	7,883
	Jasa Marga Persero Tbk. PT	31,641,302	7,626
	Pabrik Kertas Tjiwi Kimia Tbk. PT	17,856,498	7,322
	Japfa Comfeed Indonesia Tbk. PT	99,447,200	7,169
	XL Axiata Tbk. PT	52,358,961	7,157
*	Summarecon Agung Tbk. PT	161,069,256	7,104
*	Bumi Serpong Damai Tbk. PT	105,049,046	6,253

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Bank Tabungan Negara Persero Tbk. PT	53,164,099	4,949
*	Medco Energi Internasional Tbk. PT	174,082,859	4,468
*	Mitra Adiperkasa Tbk. PT	99,164,996	4,368
*	Media Nusantara Citra Tbk. PT	75,307,898	4,201
	AKR Corporindo Tbk. PT	23,075,055	4,173
	Wijaya Karya Persero Tbk. PT	48,879,274	3,954
	Astra Agro Lestari Tbk. PT	5,017,569	3,667
	Waskita Karya Persero Tbk. PT	66,137,188	3,293
	Indo Tambangraya Megah Tbk. PT	5,872,017	3,217
*	Panin Financial Tbk. PT	210,953,524	2,698
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	34,953,428	2,555
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	38,410,156	2,520
*	Smartfren Telecom Tbk. PT	535,406,100	2,511
*	Bank Pan Indonesia Tbk. PT	46,450,300	2,447
	Matahari Department Store Tbk. PT	32,523,234	2,194
	PP Persero Tbk. PT	35,345,781	2,160
*	Timah Tbk. PT	37,447,953	2,077
*	Sentul City Tbk. PT	563,245,080	1,922
*,3	Trada Alam Minera Tbk. PT	537,807,334	1,839
	Surya Semesta Internusa Tbk. PT	52,293,844	1,725
	Ramayana Lestari Sentosa Tbk. PT	40,219,805	1,558
*	Global Mediacom Tbk. PT	100,013,914	1,534
*	Siloam International Hospitals Tbk. PT	4,319,481	1,468
*	Kresna Graha Investama Tbk. PT	217,276,530	1,287
	Bank Danamon Indonesia Tbk. PT	7,725,911	1,281
*	Alam Sutera Realty Tbk. PT	122,356,469	1,276
	Adhi Karya Persero Tbk. PT	23,789,469	925
*	Krakatau Steel Persero Tbk. PT	35,709,017	864
*	Eagle High Plantations Tbk. PT	122,562,023	794
*	Totalindo Eka Persada Tbk. PT	87,165,200	298
			1,472,438
Ireland (0.3%)
	Flutter Entertainment plc	1,816,351	314,684
	Kerry Group plc Class A	2,301,762	275,525
	Kingspan Group plc	2,318,710	202,352
	Smurfit Kappa Group plc	3,702,673	139,707
*	Bank of Ireland Group plc	14,290,057	35,457
	Glanbia plc	3,052,745	29,037
*	AIB Group plc	12,324,701	13,942
	Hibernia REIT plc	10,905,967	13,193
*	Cairn Homes plc (XLON)	10,263,239	9,382
	Irish Continental Group plc	2,443,099	8,973
	Dalata Hotel Group plc	2,966,461	8,357
	Cairn Homes plc (XDUB)	1,648,007	1,505
*,3	Irish Bank Resolution Corp.	698,992	—
			1,052,114
Israel (0.3%)
*	Nice Ltd.	957,429	217,747
*	Teva Pharmaceutical Industries Ltd.	15,098,442	130,688
	Bank Leumi Le-Israel BM	22,430,924	105,718
*	Bank Hapoalim BM	16,850,821	98,364
	Israel Discount Bank Ltd. Class A	18,170,846	50,861
	Elbit Systems Ltd.	377,952	42,589
	Mizrahi Tefahot Bank Ltd.	2,058,192	40,135
	ICL Group Ltd.	10,687,574	38,773
*	Bezeq The Israeli Telecommunication Corp. Ltd.	31,796,491	35,852
*	Tower Semiconductor Ltd.	1,642,821	33,694
	Azrieli Group Ltd.	578,756	27,164

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Nova Measuring Instruments Ltd.	384,108	21,801
	Mivne Real Estate KD Ltd.	10,955,405	20,951
	First International Bank of Israel Ltd.	874,413	19,330
	Strauss Group Ltd.	664,631	19,152
	Alony Hetz Properties & Investments Ltd.	1,698,301	17,023
	Paz Oil Co. Ltd.	163,534	15,119
*	Shikun & Binui Ltd.	3,155,950	14,695
	Shufersal Ltd.	1,881,460	14,161
*	Harel Insurance Investments & Financial Services Ltd.	1,907,261	13,857
*	Airport City Ltd.	1,275,349	13,821
*	Enlight Renewable Energy Ltd.	7,052,011	13,253
*	Shapir Engineering & Industry Ltd.	1,834,272	12,349
	Matrix IT Ltd.	534,677	12,237
	Amot Investments Ltd.	2,566,392	11,761
	Electra Ltd.	26,351	11,450
	Melisron Ltd.	283,527	10,254
	Reit 1 Ltd.	2,640,104	10,007
*	Energix-Renewable Energies Ltd.	2,236,263	9,478
	Sapiens International Corp. NV	340,450	9,417
*	Phoenix Holdings Ltd.	1,726,335	9,049
	Isracard Ltd.	3,176,538	8,962
	AudioCodes Ltd.	282,186	8,494
	Hilan Ltd.	187,344	8,311
	Formula Systems 1985 Ltd.	103,186	8,145
	Maytronics Ltd.	488,214	7,444
	Bayside Land Corp.	1,061,400	7,391
	Danel Adir Yeoshua Ltd.	56,719	7,098
*	Israel Corp. Ltd.	53,999	6,028
	Gazit-Globe Ltd.	1,452,849	6,018
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92,617	6,018
*	AFI Properties Ltd.	249,906	5,988
*	Clal Insurance Enterprises Holdings Ltd.	581,964	5,877
	FIBI Holdings Ltd.	218,454	5,508
	Kenon Holdings Ltd.	202,557	4,917
*	Partner Communications Co. Ltd.	1,223,912	4,776
	Mega Or Holdings Ltd.	173,460	4,476
*	Fattal Holdings 1998 Ltd.	69,207	4,166
*	Menora Mivtachim Holdings Ltd.	299,503	4,034
*	Oil Refineries Ltd.	22,356,794	3,991
*	Big Shopping Centers Ltd.	52,188	3,948
	Sella Capital Real Estate Ltd.	2,500,668	3,943
*	Migdal Insurance & Financial Holdings Ltd.	4,556,254	3,574
*	Allot Ltd.	369,035	3,490
*	Brack Capital Properties NV	40,130	3,033
*	Kamada Ltd.	374,206	2,674
*	Cellcom Israel Ltd. (XTAE)	679,771	2,614
*	IDI Insurance Co. Ltd.	106,765	2,612
*	Gilat Satellite Networks Ltd.	396,980	2,331
	Delek Automotive Systems Ltd.	434,893	2,078
	Delta Galil Industries Ltd.	108,407	1,916
*	Naphtha Israel Petroleum Corp. Ltd.	436,353	1,703
*	Delek Group Ltd.	76,549	1,400
*	Cellcom Israel Ltd. (XNYS)	96,578	367
			1,254,075
Italy (1.4%)
	Enel SpA	117,939,387	937,678
*	Intesa Sanpaolo SpA	234,917,798	389,988
	Ferrari NV	1,856,695	331,219
	Eni SpA	36,616,240	256,499
	Assicurazioni Generali SpA	18,919,539	253,791

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	UniCredit SpA	32,166,263	240,906
*	Fiat Chrysler Automobiles NV	16,813,299	206,259
	Snam SpA	33,043,201	161,121
	Terna Rete Elettrica Nazionale SpA	21,253,713	143,501
*	FinecoBank Banca Fineco SpA	9,342,180	128,267
*	Moncler SpA	2,930,989	117,274
*	CNH Industrial NV	15,064,782	116,807
*	Atlantia SpA	7,519,566	115,429
	Prysmian SpA	3,674,683	99,997
	Davide Campari-Milano NV	8,531,962	89,171
*,2	Nexi SpA	5,723,572	88,109
	Mediobanca Banca di Credito Finanziario SpA	11,863,025	84,224
	EXOR NV	1,590,540	82,751
	Recordati Industria Chimica e Farmaceutica SpA	1,479,241	76,691
	DiaSorin SpA	344,469	75,621
*	Amplifon SpA	1,861,972	67,697
[2]	Poste Italiane SpA	6,952,813	56,761
	Telecom Italia SpA (Registered)	164,884,777	56,007
[2]	Infrastrutture Wireless Italiane SpA	4,428,706	47,837
	Interpump Group SpA	1,225,889	46,304
	Italgas SpA	7,648,954	44,201
[1]	Banco BPM SpA	22,203,406	40,221
	Reply SpA	327,793	35,217
	Hera SpA	10,636,026	33,409
	Telecom Italia SpA (Bearer)	90,805,015	33,054
	Tenaris SA	6,660,026	31,782
*	De' Longhi SpA	988,615	31,618
	Azimut Holding SpA	1,867,497	31,479
	A2A SpA	23,741,316	30,151
	Leonardo SpA	6,004,947	28,632
	Banca Mediolanum SpA	3,971,061	27,131
*	Unipol Gruppo SpA	7,182,607	26,199
	Banca Generali SpA	893,287	25,436
	Buzzi Unicem SpA	1,152,726	24,942
*,2	Pirelli & C SpA	5,949,758	24,807
*	IMA Industria Macchine Automatiche SpA	315,099	24,790
*	Freni Brembo SpA	2,260,143	23,483
	Iren SpA	9,955,789	22,593
*	Cerved Group SpA	2,883,506	20,403
	ERG SpA	856,185	19,390
*,1	BPER Banca	15,001,797	17,824
*	ASTM SpA	952,985	17,736
	UnipolSai Assicurazioni SpA	7,592,874	17,634
[2]	Anima Holding SpA	4,176,029	15,647
*,1	Brunello Cucinelli SpA	503,093	15,106
[1]	Saipem SpA	8,052,505	14,188
*,2	Technogym SpA	1,872,515	13,926
[2]	Enav SpA	3,963,660	13,754
*,1	Salvatore Ferragamo SpA	1,013,355	13,072
	ACEA SpA	634,638	12,600
*	Banca Popolare di Sondrio SCPA	7,117,439	12,510
*	Societa Cattolica di Assicurazioni SC	2,224,770	11,000
[2]	Carel Industries SpA	578,943	10,766
	Falck Renewables SpA	1,873,498	10,160
[2]	Banca Farmafactoring SpA	2,161,994	9,975
	Tamburi Investment Partners SpA	1,502,103	9,367
*,1	Mediaset SpA	5,065,475	8,613
[2]	RAI Way SpA	1,296,021	7,894
*	MARR SpA	539,132	7,299
*	Autogrill SpA	1,904,511	7,139
	Piaggio & C SpA	2,476,830	6,760

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Italmobiliare SpA	205,775	6,648
*,1	Juventus Football Club SpA	7,614,985	6,479
	Buzzi Unicem SpA Saving Shares	451,167	6,398
	Zignago Vetro SpA	405,915	5,859
[2]	doValue SpA	628,215	5,817
	CIR SpA-Compagnie Industriali	12,848,938	5,601
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	376,920	5,404
*,1	Banca Monte dei Paschi di Siena SpA	4,330,361	5,228
*	Saras SpA	8,571,816	4,392
	Banca IFIS SpA	538,394	4,319
*,1	Fincantieri SpA	7,318,671	4,107
	Cementir Holding NV	629,817	4,011
*	Credito Emiliano SpA	1,016,603	4,005
[1]	Webuild SpA	3,526,297	3,778
*	Biesse SpA	203,497	3,517
*,1	Tod's SpA	156,835	3,304
	Datalogic SpA	284,335	3,276
[1]	Maire Tecnimont SpA	2,160,557	2,925
	Danieli & C Officine Meccaniche SpA	304,621	2,756
*	Arnoldo Mondadori Editore SpA	1,536,866	1,980
	Immobiliare Grande Distribuzione SIIQ SpA	559,849	1,628
	Tenaris SA ADR	170,013	1,625
	DeA Capital SpA	1,211,993	1,418
	Rizzoli Corriere Della Sera Mediagroup SpA	1,704,117	903
*,3	Gemina SpA	315,232	—
*	Banca Monte dei Paschi di Siena SpA Rights Exp. 11/21/2020	4,330,361	—
*	Societa Cattolica di Assicurazioni SC Rights Exp. 11/26/2020	2,285,164	—
			5,197,195
Japan (17.0%)
	Toyota Motor Corp.	37,259,607	2,445,978
	Sony Corp.	18,470,998	1,539,862
	SoftBank Group Corp.	22,345,243	1,455,431
	Keyence Corp.	2,730,266	1,239,056
	Nintendo Co. Ltd.	1,614,455	872,918
	Shin-Etsu Chemical Co. Ltd.	6,031,484	805,606
	Daiichi Sankyo Co. Ltd.	28,940,145	763,836
	Daikin Industries Ltd.	4,012,063	750,790
	Mitsubishi UFJ Financial Group Inc.	188,928,472	744,738
	Recruit Holdings Co. Ltd.	19,141,049	728,330
	Nidec Corp.	7,033,582	710,406
	KDDI Corp.	25,667,089	694,423
	Takeda Pharmaceutical Co. Ltd.	22,436,997	693,362
	NTT DOCOMO Inc.	17,067,177	635,500
	Hoya Corp.	5,509,148	621,746
	FANUC Corp.	2,914,619	615,640
	Honda Motor Co. Ltd.	25,867,647	611,846
	Murata Manufacturing Co. Ltd.	8,622,391	604,677
	Tokyo Electron Ltd.	2,237,533	600,578
	Fast Retailing Co. Ltd.	782,252	545,654
	Sumitomo Mitsui Financial Group Inc.	19,617,881	543,060
	Kao Corp.	7,090,383	504,826
	ITOCHU Corp.	20,501,901	492,425
	SoftBank Corp.	41,806,144	486,518
	Mizuho Financial Group Inc.	38,387,350	472,626
	Hitachi Ltd.	13,992,312	471,601
	SMC Corp.	867,328	461,337
	Tokio Marine Holdings Inc.	9,828,630	439,288
	M3 Inc.	6,385,449	431,246
	Mitsubishi Corp.	18,090,623	403,627

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
	Shares	Market Value ($000)
Oriental Land Co. Ltd.	2,856,406	399,834
Nippon Telegraph & Telephone Corp.	18,699,606	393,362
Mitsui & Co. Ltd.	24,955,757	390,894
Astellas Pharma Inc.	28,123,993	385,663
Mitsubishi Electric Corp.	29,827,516	384,145
Chugai Pharmaceutical Co. Ltd.	9,833,500	379,573
Terumo Corp.	9,905,139	364,549
Shiseido Co. Ltd.	5,852,314	362,299
Seven & i Holdings Co. Ltd.	11,636,885	353,699
Fujitsu Ltd.	2,849,018	337,081
Japan Tobacco Inc.	17,879,194	336,615
Central Japan Railway Co.	2,739,815	331,296
Denso Corp.	6,871,817	320,203
Eisai Co. Ltd.	4,044,489	314,473
Komatsu Ltd.	13,828,984	311,781
Olympus Corp.	15,964,042	305,617
Panasonic Corp.	32,018,243	295,769
Suzuki Motor Corp.	6,818,516	292,840
Kubota Corp.	16,582,918	288,179
East Japan Railway Co.	5,458,328	285,435
Bridgestone Corp.	8,644,618	281,771
Z Holdings Corp.	39,874,408	278,047
Unicharm Corp.	5,944,709	275,067
Sysmex Corp.	2,906,170	272,973
Shimano Inc.	1,191,736	272,569
FUJIFILM Holdings Corp.	5,331,719	271,878
Aeon Co. Ltd.	10,595,953	270,707
Canon Inc.	14,940,857	260,064
Mitsubishi Estate Co. Ltd.	17,110,234	255,214
Daiwa House Industry Co. Ltd.	9,702,683	254,936
Kyocera Corp.	4,609,469	253,855
Secom Co. Ltd.	2,965,062	250,485
Dai-ichi Life Holdings Inc.	16,551,081	247,197
Mitsui Fudosan Co. Ltd.	14,162,924	241,160
Otsuka Holdings Co. Ltd.	6,306,124	233,557
Nitori Holdings Co. Ltd.	1,133,266	232,950
ORIX Corp.	19,067,322	222,997
Bandai Namco Holdings Inc.	2,981,632	222,832
TDK Corp.	1,826,809	214,834
Nippon Paint Holdings Co. Ltd.	2,359,681	212,560
Kirin Holdings Co. Ltd.	11,431,315	206,088
Omron Corp.	2,847,073	205,576
Nomura Holdings Inc.	45,381,804	203,240
Japan Exchange Group Inc.	8,223,400	200,760
NEC Corp.	3,950,860	199,006
Asahi Group Holdings Ltd.	6,420,891	198,708
MS&AD Insurance Group Holdings Inc.	7,195,400	196,904
Shionogi & Co. Ltd.	4,125,206	194,586
Sompo Holdings Inc.	5,172,731	193,128
Ono Pharmaceutical Co. Ltd.	6,608,406	188,506
Sumitomo Corp.	17,060,044	186,647
Obic Co. Ltd.	1,019,545	180,503
Advantest Corp.	3,034,642	175,775
Nexon Co. Ltd.	6,242,437	173,982
Toshiba Corp.	6,751,827	170,793
Subaru Corp.	9,115,632	167,299
Pan Pacific International Holdings Corp.	7,795,320	165,405
Makita Corp.	3,741,042	165,367
Sumitomo Realty & Development Co. Ltd.	6,055,460	162,040
Asahi Kasei Corp.	18,678,870	161,863
SG Holdings Co. Ltd.	6,495,134	156,665

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Nitto Denko Corp.	2,227,341	156,484
	ENEOS Holdings Inc.	45,456,841	153,384
	Toyota Industries Corp.	2,369,196	153,105
	Yaskawa Electric Corp.	3,930,567	152,835
	Daifuku Co. Ltd.	1,474,396	152,037
	Sumitomo Mitsui Trust Holdings Inc.	5,606,303	150,739
	Ajinomoto Co. Inc.	7,498,396	150,648
	Tokyo Gas Co. Ltd.	6,480,417	146,843
	MEIJI Holdings Co. Ltd.	2,002,616	145,089
	Sekisui House Ltd.	8,500,617	141,223
	Kikkoman Corp.	2,812,828	140,079
	Yamato Holdings Co. Ltd.	5,134,675	135,917
	Japan Post Holdings Co. Ltd.	19,807,448	135,908
	MISUMI Group Inc.	4,277,518	127,040
	Marubeni Corp.	23,991,964	125,267
	Sumitomo Electric Industries Ltd.	11,237,795	124,066
*	Nippon Steel Corp.	12,491,201	121,154
	Chubu Electric Power Co. Inc.	10,619,328	118,956
	West Japan Railway Co.	2,764,724	118,599
	Rakuten Inc.	12,134,025	118,054
	Shimadzu Corp.	4,117,405	117,730
	Nomura Research Institute Ltd.	3,981,237	117,357
	Nihon M&A Center Inc.	1,980,951	116,325
	Osaka Gas Co. Ltd.	6,046,359	114,822
	Yamaha Corp.	2,403,154	113,922
	Disco Corp.	421,991	113,899
	Odakyu Electric Railway Co. Ltd.	4,694,464	113,289
	Sumitomo Metal Mining Co. Ltd.	3,628,381	112,784
	MINEBEA MITSUMI Inc.	6,174,012	111,511
	Mitsubishi Chemical Holdings Corp.	19,629,810	110,480
	Nissan Chemical Corp.	2,077,866	110,274
	Kintetsu Group Holdings Co. Ltd.	2,749,592	109,861
	Resona Holdings Inc.	33,277,590	109,715
	NTT Data Corp.	9,610,838	108,470
	Nissan Motor Co. Ltd.	29,591,914	104,771
	Keio Corp.	1,762,765	102,447
	Toray Industries Inc.	22,554,066	102,055
	TOTO Ltd.	2,218,904	101,305
	Hankyu Hanshin Holdings Inc.	3,315,937	101,247
	Kansai Electric Power Co. Inc.	11,055,034	100,605
	Lasertec Corp.	1,157,909	100,299
	Trend Micro Inc.	1,777,017	99,540
	MonotaRO Co. Ltd.	1,799,504	99,534
	Hamamatsu Photonics KK	1,947,450	97,995
	Santen Pharmaceutical Co. Ltd.	5,482,038	97,668
	Yakult Honsha Co. Ltd.	2,006,549	97,103
	Rohm Co. Ltd.	1,249,589	96,077
	Dentsu Group Inc.	3,308,168	95,368
	Taisei Corp.	3,061,512	95,268
	Toyota Tsusho Corp.	3,410,899	95,182
	Kyowa Kirin Co. Ltd.	3,812,019	94,665
	Daiwa Securities Group Inc.	23,159,390	93,838
	Mitsubishi Heavy Industries Ltd.	4,317,679	92,766
	CyberAgent Inc.	1,464,746	92,130
	Nissin Foods Holdings Co. Ltd.	1,051,793	91,074
	Kobayashi Pharmaceutical Co. Ltd.	928,967	90,524
*	Renesas Electronics Corp.	10,930,145	90,225
	Daito Trust Construction Co. Ltd.	986,879	89,772
	AGC Inc.	2,859,999	89,306
	Asahi Intecc Co. Ltd.	2,866,347	88,823
	Tokyu Corp.	7,454,154	88,441

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	LIXIL Group Corp.	4,056,784	88,090
	Tobu Railway Co. Ltd.	3,097,985	87,910
	Obayashi Corp.	10,312,813	86,301
	Koito Manufacturing Co. Ltd.	1,781,051	85,889
	T&D Holdings Inc.	8,481,699	84,767
	Azbil Corp.	2,022,068	82,062
	Aisin Seiki Co. Ltd.	2,671,751	80,949
	SBI Holdings Inc.	3,510,340	80,918
	Dai Nippon Printing Co. Ltd.	4,289,489	79,911
	Hikari Tsushin Inc.	340,208	79,794
	Sekisui Chemical Co. Ltd.	5,110,176	79,659
	Nagoya Railroad Co. Ltd.	2,983,049	79,514
	Lion Corp.	3,875,333	79,023
	Tsuruha Holdings Inc.	559,560	78,352
	Kansai Paint Co. Ltd.	2,978,339	76,788
	Pigeon Corp.	1,661,733	76,525
	Sumitomo Chemical Co. Ltd.	23,272,020	76,127
	Capcom Co. Ltd.	1,389,031	75,968
	Ryohin Keikaku Co. Ltd.	3,603,053	75,626
	GMO Payment Gateway Inc.	609,106	74,633
	Kajima Corp.	6,948,124	74,244
	Otsuka Corp.	1,573,755	72,317
	Hirose Electric Co. Ltd.	513,954	71,740
	Idemitsu Kosan Co. Ltd.	3,538,830	71,569
	Miura Co. Ltd.	1,510,522	71,167
	Tosoh Corp.	4,379,645	70,992
	Toho Gas Co. Ltd.	1,363,231	70,372
	Taiyo Yuden Co. Ltd.	1,878,581	69,483
	TIS Inc.	3,627,267	69,372
	Toyo Suisan Kaisha Ltd.	1,380,384	68,696
	Ricoh Co. Ltd.	10,458,810	68,685
	Toho Co. Ltd. (Tokyo)	1,730,414	68,526
	Square Enix Holdings Co. Ltd.	1,173,926	68,208
	Ibiden Co. Ltd.	1,656,530	67,543
	Mitsui Chemicals Inc.	2,633,985	67,463
	Nabtesco Corp.	1,798,391	67,185
	Inpex Corp.	13,916,892	65,999
	Suntory Beverage & Food Ltd.	1,910,320	65,883
	Hoshizaki Corp.	804,514	64,248
	Isuzu Motors Ltd.	7,912,368	64,197
	Stanley Electric Co. Ltd.	2,245,474	63,951
	Tohoku Electric Power Co. Inc.	7,212,778	63,639
	JSR Corp.	2,769,978	62,607
	NH Foods Ltd.	1,522,762	62,377
	Yamaha Motor Co. Ltd.	4,355,671	62,277
*	PeptiDream Inc.	1,330,759	61,498
*	Tokyo Electric Power Co. Holdings Inc.	23,718,500	61,203
	Nippon Express Co. Ltd.	1,088,127	61,022
	Welcia Holdings Co. Ltd.	1,541,326	60,407
	USS Co. Ltd.	3,274,919	59,900
	Nisshin Seifun Group Inc.	3,968,137	59,755
	Kyushu Electric Power Co. Inc.	7,109,849	59,605
	Keisei Electric Railway Co. Ltd.	2,123,461	59,402
	Fuji Electric Co. Ltd.	1,937,092	58,738
	Shimizu Corp.	8,445,182	58,638
	Marui Group Co. Ltd.	3,164,084	57,181
	Oji Holdings Corp.	13,542,499	57,074
	Chugoku Electric Power Co. Inc.	4,533,698	56,961
	Keihan Holdings Co. Ltd.	1,496,711	56,860
	NGK Insulators Ltd.	3,976,930	56,813
	Concordia Financial Group Ltd.	17,198,217	56,772

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Nippon Shinyaku Co. Ltd.	789,328	56,402
	Kose Corp.	440,858	56,199
	Brother Industries Ltd.	3,628,222	56,064
	Rinnai Corp.	566,184	55,790
	Toppan Printing Co. Ltd.	4,378,348	55,677
	Konami Holdings Corp.	1,419,794	55,568
	JFE Holdings Inc.	7,868,174	55,283
	Ito En Ltd.	862,320	54,613
	Yokogawa Electric Corp.	3,709,661	54,537
	NSK Ltd.	6,770,930	54,209
	Keikyu Corp.	3,807,262	53,242
	Kakaku.com Inc.	2,002,316	52,916
	NGK Spark Plug Co. Ltd.	3,006,587	52,877
	SUMCO Corp.	3,463,708	52,828
	Yamada Holdings Co. Ltd.	10,816,135	52,737
	Shizuoka Bank Ltd.	7,808,196	52,516
	Hisamitsu Pharmaceutical Co. Inc.	1,092,613	52,264
	Hulic Co. Ltd.	5,628,503	52,136
	Kyushu Railway Co.	2,424,788	51,577
	Haseko Corp.	4,247,297	50,921
	Mitsubishi Gas Chemical Co. Inc.	2,782,087	50,716
	Itochu Techno-Solutions Corp.	1,480,319	50,223
	Casio Computer Co. Ltd.	3,300,349	50,139
	Kurita Water Industries Ltd.	1,679,205	49,963
	Kuraray Co. Ltd.	5,372,660	49,692
	Oracle Corp. Japan	496,813	49,652
	Chiba Bank Ltd.	9,604,714	49,611
	Bank of Kyoto Ltd.	1,121,253	49,520
	Japan Post Bank Co. Ltd.	6,156,631	49,104
	Alfresa Holdings Corp.	2,668,399	48,858
	Seiko Epson Corp.	4,187,844	48,636
	Sohgo Security Services Co. Ltd.	1,032,996	48,132
	Rohto Pharmaceutical Co. Ltd.	1,493,140	46,680
	Hakuhodo DY Holdings Inc.	3,661,987	46,658
	Mazda Motor Corp.	8,883,220	46,644
	THK Co. Ltd.	1,739,910	46,186
	Cosmos Pharmaceutical Corp.	269,052	45,696
[1]	Anritsu Corp.	2,083,051	45,603
	Nippon Yusen KK	2,468,504	45,563
	Japan Post Insurance Co. Ltd.	2,797,634	44,346
	Koei Tecmo Holdings Co. Ltd.	896,047	43,778
	COMSYS Holdings Corp.	1,715,612	43,595
	Alps Alpine Co. Ltd.	3,020,222	43,574
	Teijin Ltd.	2,837,683	43,468
	Taiheiyo Cement Corp.	1,848,202	43,381
	Matsumotokiyoshi Holdings Co. Ltd.	1,174,694	43,365
*	LINE Corp.	842,546	43,234
	Tokyo Century Corp.	872,756	42,790
	Sushiro Global Holdings Ltd.	1,569,412	42,604
	Fukuoka Financial Group Inc.	2,531,894	42,352
[1]	Skylark Holdings Co. Ltd.	2,901,513	41,384
	Kagome Co. Ltd.	1,206,972	41,341
	Nichirei Corp.	1,638,898	41,298
	Denka Co. Ltd.	1,330,906	41,002
	Amada Co. Ltd.	4,707,783	40,975
	Goldwin Inc.	547,117	40,811
	Suzuken Co. Ltd.	1,129,662	40,782
	Tokyu Fudosan Holdings Corp.	9,304,697	40,660
	Ebara Corp.	1,459,918	40,581
	Hitachi Construction Machinery Co. Ltd.	1,631,596	40,239
	Hitachi Metals Ltd.	3,025,197	40,118

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Medipal Holdings Corp.	2,242,540	39,975
	Sojitz Corp.	18,088,793	39,803
	Taisho Pharmaceutical Holdings Co. Ltd.	658,305	39,609
	Iida Group Holdings Co. Ltd.	2,188,559	39,596
[1]	FamilyMart Co. Ltd.	1,799,700	39,558
	Nifco Inc.	1,316,714	39,412
	Persol Holdings Co. Ltd.	2,600,405	39,386
	NOF Corp.	1,045,956	39,309
	Air Water Inc.	2,747,347	39,254
	ZOZO Inc.	1,545,568	39,208
	Nankai Electric Railway Co. Ltd.	1,714,209	39,144
	Relo Group Inc.	1,624,774	38,993
	Mitsui OSK Lines Ltd.	1,700,217	38,382
	NET One Systems Co. Ltd.	1,270,759	37,994
	Sundrug Co. Ltd.	1,022,465	37,966
	Sega Sammy Holdings Inc.	3,020,011	37,846
	House Foods Group Inc.	1,125,656	37,263
	ANA Holdings Inc.	1,701,680	37,115
	Showa Denko KK	2,181,354	37,091
	Sumitomo Heavy Industries Ltd.	1,721,281	36,893
	Sugi Holdings Co. Ltd.	553,161	36,528
	Shimamura Co. Ltd.	341,710	36,430
	Nippon Building Fund Inc.	7,161	36,169
	Kyowa Exeo Corp.	1,560,222	35,974
	Calbee Inc.	1,172,310	35,963
	Nihon Kohden Corp.	1,148,187	35,914
	Tokyo Tatemono Co. Ltd.	3,099,462	35,648
	Sanwa Holdings Corp.	3,111,335	35,491
	SHO-BOND Holdings Co. Ltd.	731,597	35,313
	Zensho Holdings Co. Ltd.	1,495,232	34,942
	Shinsei Bank Ltd.	2,898,894	34,878
	Mitsubishi Materials Corp.	1,898,374	34,834
	TechnoPro Holdings Inc.	553,177	34,406
	Tokyo Ohka Kogyo Co. Ltd.	579,598	34,318
	Lawson Inc.	746,180	34,284
	Justsystems Corp.	520,739	34,058
	Tokai Carbon Co. Ltd.	3,000,351	34,057
	Kewpie Corp.	1,662,499	34,025
	Electric Power Development Co. Ltd.	2,498,006	33,760
	K's Holdings Corp.	2,623,127	33,500
	Fancl Corp.	1,061,979	33,464
	Sumitomo Forestry Co. Ltd.	2,116,530	33,341
[1]	Shimachu Co. Ltd.	629,828	33,291
	Ezaki Glico Co. Ltd.	799,331	33,153
	Asics Corp.	2,633,306	32,899
	Mabuchi Motor Co. Ltd.	797,488	32,879
	SCREEN Holdings Co. Ltd.	594,966	32,588
	Open House Co. Ltd.	952,676	32,441
	Nippon Sanso Holdings Corp.	2,196,545	32,205
	SCSK Corp.	644,856	32,063
	Hino Motors Ltd.	4,170,151	31,951
	Yamazaki Baking Co. Ltd.	1,930,897	31,717
	Nishi-Nippon Railroad Co. Ltd.	1,191,548	31,482
	Japan Airport Terminal Co. Ltd.	717,302	31,153
	Mebuki Financial Group Inc.	15,485,292	31,113
	Zenkoku Hosho Co. Ltd.	787,408	31,054
	DIC Corp.	1,274,855	31,037
	Seibu Holdings Inc.	3,096,786	30,961
	Ain Holdings Inc.	441,416	30,876
	Nomura Real Estate Holdings Inc.	1,763,301	30,799
	Nikon Corp.	5,047,432	30,761

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Kinden Corp.	1,955,662	30,665
	Sumitomo Dainippon Pharma Co. Ltd.	2,593,924	30,403
	Coca-Cola Bottlers Japan Holdings Inc.	2,142,119	30,238
	Sotetsu Holdings Inc.	1,223,761	30,201
	Morinaga Milk Industry Co. Ltd.	624,331	30,101
	Toyoda Gosei Co. Ltd.	1,179,278	29,971
	Tsumura & Co.	1,018,833	29,904
	Horiba Ltd.	606,931	29,856
	Daicel Corp.	4,174,632	29,793
	Aozora Bank Ltd.	1,805,167	29,657
	Japan Airlines Co. Ltd.	1,690,037	29,518
	Nihon Unisys Ltd.	996,670	29,378
	Sawai Pharmaceutical Co. Ltd.	604,509	29,137
	Aeon Mall Co. Ltd.	1,856,520	28,961
	FP Corp.	721,420	28,771
	Mitsubishi UFJ Lease & Finance Co. Ltd.	6,779,570	28,725
	Penta-Ocean Construction Co. Ltd.	4,517,130	28,644
	J Front Retailing Co. Ltd.	3,758,379	28,640
	Ship Healthcare Holdings Inc.	599,738	28,459
	As One Corp.	196,412	28,385
	JTEKT Corp.	3,545,857	28,256
	Ube Industries Ltd.	1,641,868	28,187
	Zeon Corp.	2,315,170	28,167
	Iwatani Corp.	618,467	28,061
[1]	Sharp Corp.	2,421,268	27,999
	Sankyu Inc.	770,664	27,606
	Kamigumi Co. Ltd.	1,541,999	27,588
	Menicon Co. Ltd.	389,765	27,520
	PALTAC Corp.	492,170	27,516
	JGC Holdings Corp.	3,342,971	27,487
	Kyushu Financial Group Inc.	5,862,130	27,420
	Takara Holdings Inc.	2,713,113	27,349
	Nippon Gas Co. Ltd.	572,314	27,297
	Mitsubishi Logistics Corp.	1,031,616	27,149
	Aica Kogyo Co. Ltd.	805,750	27,138
	Kawasaki Heavy Industries Ltd.	2,232,971	26,678
	Ulvac Inc.	728,203	26,674
	Iyo Bank Ltd.	4,239,554	26,607
	Acom Co. Ltd.	5,919,427	26,602
	Hachijuni Bank Ltd.	7,196,874	26,579
	BayCurrent Consulting Inc.	204,807	26,500
[1]	Benesse Holdings Inc.	1,123,740	26,493
	Infomart Corp.	3,184,492	26,336
	Credit Saison Co. Ltd.	2,405,761	26,006
	Isetan Mitsukoshi Holdings Ltd.	5,329,625	25,956
	Seino Holdings Co. Ltd.	2,007,159	25,937
	Hirogin Holdings Inc.	4,750,275	25,854
	Nippon Prologis REIT Inc.	7,771	25,578
	Rengo Co. Ltd.	3,320,943	25,551
	Bic Camera Inc.	2,308,882	25,500
	Kaneka Corp.	909,811	25,460
	GMO internet Inc.	953,989	25,445
	Fuji Corp.	1,264,017	25,412
	GLP J-Reit	16,434	25,335
	Sumitomo Rubber Industries Ltd.	2,865,904	25,209
	Fujitec Co. Ltd.	1,153,468	25,135
	Amano Corp.	1,062,228	25,001
	DeNA Co. Ltd.	1,456,393	24,849
	Yamaguchi Financial Group Inc.	3,790,992	24,660
	Nippon Shokubai Co. Ltd.	501,780	24,571
	Yaoko Co. Ltd.	341,776	24,192

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Fujitsu General Ltd.	868,382	24,103
	Nippon Electric Glass Co. Ltd.	1,223,221	24,058
	Tokuyama Corp.	1,075,356	23,966
	Benefit One Inc.	950,948	23,797
	Furukawa Electric Co. Ltd.	946,614	23,722
	TS Tech Co. Ltd.	853,660	23,628
	Mani Inc.	942,358	23,575
	Yokohama Rubber Co. Ltd.	1,638,454	23,535
	IHI Corp.	1,927,937	23,349
	Seven Bank Ltd.	10,174,006	23,349
	Toyo Tire Corp.	1,568,396	23,267
	Morinaga & Co. Ltd.	612,264	23,263
	SMS Co. Ltd.	786,086	23,144
	JAFCO Group Co. Ltd.	510,938	23,108
	Chugoku Bank Ltd.	2,647,811	22,938
*	Park24 Co. Ltd.	1,697,367	22,928
	JCR Pharmaceuticals Co. Ltd.	882,132	22,844
	Fuji Oil Holdings Inc.	714,588	22,611
	OKUMA Corp.	462,075	22,428
	Japan Real Estate Investment Corp.	4,571	22,401
	Nippon Kayaku Co. Ltd.	2,599,146	22,368
	Inaba Denki Sangyo Co. Ltd.	918,720	22,117
	Pola Orbis Holdings Inc.	1,111,254	21,913
	Katitas Co. Ltd.	771,732	21,895
	Maruichi Steel Tube Ltd.	953,107	21,866
	Daiichikosho Co. Ltd.	635,886	21,758
	Mitsui Mining & Smelting Co. Ltd.	854,513	21,570
	Toyo Seikan Group Holdings Ltd.	2,305,524	21,539
	GS Yuasa Corp.	1,222,104	21,331
	Toda Corp.	3,732,779	21,323
	Japan Steel Works Ltd.	996,011	21,293
	Nagase & Co. Ltd.	1,618,389	21,104
	Hitachi Transport System Ltd.	661,909	20,982
	Gunma Bank Ltd.	6,565,091	20,828
	ABC-Mart Inc.	409,883	20,791
	Izumi Co. Ltd.	610,548	20,706
	Kaken Pharmaceutical Co. Ltd.	524,030	20,639
	Meitec Corp.	414,026	20,525
	Nippo Corp.	795,643	20,437
	NOK Corp.	1,786,215	20,370
	DMG Mori Co. Ltd.	1,517,089	20,284
	H.U. Group Holdings Inc.	797,059	20,279
	Fukuyama Transporting Co. Ltd.	483,247	20,254
	Dowa Holdings Co. Ltd.	705,883	20,202
	Tokyo Seimitsu Co. Ltd.	592,652	19,997
	Takeda Pharmaceutical Co. Ltd. ADR	1,294,520	19,923
	Hokuriku Electric Power Co.	2,785,698	19,868
	Kusuri no Aoki Holdings Co. Ltd.	247,863	19,786
	Toagosei Co. Ltd.	1,858,418	19,676
	Japan Elevator Service Holdings Co. Ltd.	511,622	19,665
	Nichias Corp.	907,784	19,661
	cocokara fine Inc.	298,315	19,598
	Takara Bio Inc.	712,712	19,408
	Nipro Corp.	1,842,045	19,382
	Systena Corp.	1,067,696	19,374
	Internet Initiative Japan Inc.	428,627	19,177
	ADEKA Corp.	1,481,662	19,161
	Hazama Ando Corp.	3,083,109	19,154
	Lintec Corp.	863,933	19,152
	Kadokawa Corp.	629,206	19,137
	Asahi Holdings Inc.	586,356	19,121

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Mirait Holdings Corp.	1,337,382	19,039
	Ushio Inc.	1,700,242	18,993
	Nomura Real Estate Master Fund Inc.	15,874	18,956
	Jeol Ltd.	594,513	18,948
	Hokuhoku Financial Group Inc.	1,980,627	18,795
	NSD Co. Ltd.	1,067,862	18,757
[1]	Kobe Bussan Co. Ltd.	663,908	18,679
	Toyobo Co. Ltd.	1,396,590	18,620
	OSG Corp.	1,233,131	18,474
	Yoshinoya Holdings Co. Ltd.	1,002,722	18,432
	Shikoku Electric Power Co. Inc.	2,556,584	18,375
	NEC Networks & System Integration Corp.	1,059,192	18,367
	AEON Financial Service Co. Ltd.	1,784,584	18,277
	Digital Garage Inc.	512,705	18,229
	Shochiku Co. Ltd.	157,440	18,229
	Daiwabo Holdings Co. Ltd.	277,587	18,172
	Takuma Co. Ltd.	1,185,772	18,157
	Ariake Japan Co. Ltd.	282,992	18,129
	Daido Steel Co. Ltd.	551,653	18,067
	Kokuyo Co. Ltd.	1,317,788	17,906
	Mitsubishi Motors Corp.	9,760,756	17,901
*,1	SHIFT Inc.	140,100	17,780
	Shinko Electric Industries Co. Ltd.	1,011,885	17,653
	Glory Ltd.	834,907	17,599
	DCM Holdings Co. Ltd.	1,416,439	17,551
	Sanrio Co. Ltd.	949,936	17,473
	Duskin Co. Ltd.	680,667	17,375
	Kenedix Inc.	3,341,596	17,316
*	Kobe Steel Ltd.	4,427,972	17,289
	Nishimatsu Construction Co. Ltd.	889,734	17,283
	Konica Minolta Inc.	6,768,823	17,245
	Trusco Nakayama Corp.	666,890	17,198
	JINS Holdings Inc.	236,843	17,165
	Sumitomo Osaka Cement Co. Ltd.	563,044	17,124
	TOKAI Holdings Corp.	1,728,429	17,121
	Heiwa Real Estate Co. Ltd.	583,604	17,038
	Nippon Paper Industries Co. Ltd.	1,508,475	17,035
	Toei Co. Ltd.	115,326	17,017
	Sankyo Co. Ltd.	665,695	16,967
	Kyudenko Corp.	620,292	16,929
	Fuji Soft Inc.	313,277	16,756
	Fuyo General Lease Co. Ltd.	291,270	16,724
	Sapporo Holdings Ltd.	1,022,516	16,697
	Elecom Co. Ltd.	333,350	16,694
	Sakata Seed Corp.	470,468	16,601
	Daio Paper Corp.	1,147,191	16,586
	Nishi-Nippon Financial Holdings Inc.	2,411,675	16,337
*,1	Change Inc.	212,892	16,314
	Kanematsu Corp.	1,372,911	16,279
	Takashimaya Co. Ltd.	2,163,985	16,176
*	Kawasaki Kisen Kaisha Ltd.	1,321,139	16,144
	Nippon Suisan Kaisha Ltd.	4,189,903	16,140
	Topcon Corp.	1,617,324	16,124
	Nitto Boseki Co. Ltd.	436,814	16,043
	Shiga Bank Ltd.	733,362	15,838
	Daiwa House REIT Investment Corp.	6,836	15,813
[1]	Fuji Kyuko Co. Ltd.	368,574	15,811
	Canon Marketing Japan Inc.	735,464	15,668
	NHK Spring Co. Ltd.	2,588,738	15,653
	Toho Holdings Co. Ltd.	846,075	15,647
	Cosmo Energy Holdings Co. Ltd.	1,066,109	15,606

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Senko Group Holdings Co. Ltd.	1,741,600	15,575
	Toshiba TEC Corp.	388,548	15,557
	IR Japan Holdings Ltd.	140,104	15,512
	Resorttrust Inc.	1,099,400	15,484
	Milbon Co. Ltd.	299,454	15,364
	Mizuho Leasing Co. Ltd.	600,260	15,302
	Wacoal Holdings Corp.	836,946	15,171
	Maeda Corp.	2,098,179	15,107
	Nisshinbo Holdings Inc.	2,265,464	15,099
	Nikkon Holdings Co. Ltd.	785,411	15,032
	77 Bank Ltd.	1,074,790	15,031
	Kumagai Gumi Co. Ltd.	650,256	15,029
	Toyota Boshoku Corp.	1,024,460	14,881
	Kohnan Shoji Co. Ltd.	435,662	14,876
	Pilot Corp.	527,580	14,716
	Daiseki Co. Ltd.	577,998	14,713
	Takasago Thermal Engineering Co. Ltd.	1,104,839	14,647
	Sumitomo Bakelite Co. Ltd.	517,008	14,633
	Valor Holdings Co. Ltd.	590,140	14,538
	CKD Corp.	869,320	14,469
	Tadano Ltd.	1,888,924	14,457
	NS Solutions Corp.	492,279	14,416
	Outsourcing Inc.	1,545,304	14,331
	Japan Lifeline Co. Ltd.	1,110,272	14,327
	Mochida Pharmaceutical Co. Ltd.	390,806	14,270
	KH Neochem Co. Ltd.	607,765	14,222
[1]	Kumiai Chemical Industry Co. Ltd.	1,473,588	14,167
	Megmilk Snow Brand Co. Ltd.	653,216	14,155
	Nihon Parkerizing Co. Ltd.	1,435,199	14,144
	Hitachi Capital Corp.	667,127	14,109
	Autobacs Seven Co. Ltd.	1,099,315	14,073
[1]	Matsui Securities Co. Ltd.	1,750,843	14,015
	Maruwa Co. Ltd.	134,595	14,002
	Ichibanya Co. Ltd.	275,615	13,982
	EDION Corp.	1,416,226	13,950
	Japan Retail Fund Investment Corp.	9,658	13,921
	Kandenko Co. Ltd.	1,845,250	13,847
	Kotobuki Spirits Co. Ltd.	296,983	13,771
	San-A Co. Ltd.	330,198	13,753
	Kiyo Bank Ltd.	915,543	13,681
	Yamato Kogyo Co. Ltd.	569,546	13,678
	Wacom Co. Ltd.	2,065,256	13,577
	Joyful Honda Co. Ltd.	868,728	13,514
	Maruwa Unyu Kikan Co. Ltd.	312,962	13,447
	Arcs Co. Ltd.	605,111	13,396
	Kureha Corp.	314,709	13,360
[1]	Zojirushi Corp.	746,987	13,345
	GungHo Online Entertainment Inc.	537,052	13,344
	Orix JREIT Inc.	9,467	13,305
	DTS Corp.	684,045	13,304
	Nojima Corp.	470,164	13,195
[1]	Kyoritsu Maintenance Co. Ltd.	368,516	13,186
	Awa Bank Ltd.	547,971	13,182
	Komeri Co. Ltd.	446,130	13,135
	Taiyo Holdings Co. Ltd.	249,293	13,051
	ASKUL Corp.	339,731	13,048
	Heiwa Corp.	804,957	13,014
*	Aiful Corp.	4,378,361	12,995
	Maruha Nichiro Corp.	620,291	12,992
	Kintetsu World Express Inc.	609,840	12,964
	Oki Electric Industry Co. Ltd.	1,395,532	12,956

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Itoham Yonekyu Holdings Inc.	1,934,288	12,950
	Ogaki Kyoritsu Bank Ltd.	577,600	12,885
[1]	Colowide Co. Ltd.	860,373	12,882
	OBIC Business Consultants Co. Ltd.	238,908	12,857
	Central Glass Co. Ltd.	596,095	12,791
	Tomy Co. Ltd.	1,459,608	12,770
	Advance Residence Investment Corp.	4,353	12,710
	Prima Meat Packers Ltd.	442,587	12,628
	Okumura Corp.	544,098	12,604
	Nishimatsuya Chain Co. Ltd.	770,130	12,523
	Fuji Seal International Inc.	669,913	12,513
	NTN Corp.	6,663,264	12,358
	Earth Corp.	194,429	12,350
	Macnica Fuji Electronics Holdings Inc.	689,470	12,330
	UT Group Co. Ltd.	395,400	12,320
[1]	Anicom Holdings Inc.	1,161,164	12,266
	TKC Corp.	197,463	12,237
	Nippon Light Metal Holdings Co. Ltd.	773,260	12,213
	Hitachi Zosen Corp.	3,031,598	12,209
	Sangetsu Corp.	845,857	12,190
	Takeuchi Manufacturing Co. Ltd.	556,387	12,125
	Hanwa Co. Ltd.	622,785	12,074
	Heiwado Co. Ltd.	593,583	12,052
	Tokyotokeiba Co. Ltd.	241,522	12,023
	Tri Chemical Laboratories Inc.	99,649	11,967
	Information Services International-Dentsu Ltd.	189,450	11,897
	Create SD Holdings Co. Ltd.	368,584	11,887
	Daishi Hokuetsu Financial Group Inc.	617,050	11,851
	Nippon Flour Mills Co. Ltd.	738,407	11,844
	Nichiha Corp.	406,363	11,841
	Infocom Corp.	326,638	11,832
	Tokai Rika Co. Ltd.	753,021	11,800
[1]	Kanamoto Co. Ltd.	566,766	11,692
	Tokyo Dome Corp.	1,456,219	11,648
	Paramount Bed Holdings Co. Ltd.	301,756	11,626
*	RENOVA Inc.	728,364	11,616
	Hokkaido Electric Power Co. Inc.	2,988,257	11,582
	Makino Milling Machine Co. Ltd.	335,037	11,532
[1]	Atom Corp.	1,435,803	11,514
	Sanken Electric Co. Ltd.	358,834	11,488
	San-In Godo Bank Ltd.	2,281,651	11,483
	Japan Material Co. Ltd.	884,203	11,425
	MOS Food Services Inc.	417,725	11,394
	Iriso Electronics Co. Ltd.	296,276	11,280
	Strike Co. Ltd.	209,579	11,259
	United Urban Investment Corp.	10,481	11,190
	Noevir Holdings Co. Ltd.	249,706	11,148
	Tsubakimoto Chain Co.	501,213	11,129
	Cybozu Inc.	383,322	11,061
	Fujikura Ltd.	4,169,649	11,051
	Daihen Corp.	284,658	11,009
	Nippon Soda Co. Ltd.	417,898	10,967
	Citizen Watch Co. Ltd.	4,137,663	10,962
	Tsugami Corp.	784,837	10,948
	Orient Corp.	9,837,417	10,917
	Nachi-Fujikoshi Corp.	272,749	10,811
	Industrial & Infrastructure Fund Investment Corp.	6,338	10,789
	en-japan Inc.	488,767	10,746
	Hogy Medical Co. Ltd.	365,539	10,725
	Prestige International Inc.	1,249,070	10,629
	Eizo Corp.	281,568	10,628

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Starts Corp. Inc.	455,159	10,587
	Transcosmos Inc.	387,305	10,566
	Shoei Co. Ltd.	346,240	10,544
	Taikisha Ltd.	404,770	10,541
	Funai Soken Holdings Inc.	485,292	10,498
	KYORIN Holdings Inc.	578,444	10,461
	Toyo Ink SC Holdings Co. Ltd.	561,385	10,431
	Japan Aviation Electronics Industry Ltd.	754,858	10,396
	Fujimi Inc.	291,272	10,370
	Seiren Co. Ltd.	650,918	10,316
	Nisshin Oillio Group Ltd.	358,654	10,309
	ZERIA Pharmaceutical Co. Ltd.	580,668	10,308
	Digital Arts Inc.	145,775	10,302
	Nippon Densetsu Kogyo Co. Ltd.	528,252	10,236
	JCU Corp.	324,854	10,203
	Showa Sangyo Co. Ltd.	330,236	10,196
	Sumitomo Mitsui Construction Co. Ltd.	2,625,941	10,135
	Totetsu Kogyo Co. Ltd.	387,463	10,069
	FCC Co. Ltd.	522,251	10,022
	eGuarantee Inc.	448,846	9,996
[1]	Aruhi Corp.	555,318	9,971
[1]	Ryoyo Electro Corp.	355,819	9,815
	Meidensha Corp.	640,536	9,794
[1]	Kura Sushi Inc.	162,175	9,781
	Morita Holdings Corp.	532,539	9,735
	Kansai Mirai Financial Group Inc.	2,659,818	9,695
	BML Inc.	344,813	9,694
	Raito Kogyo Co. Ltd.	683,025	9,687
	Suruga Bank Ltd.	2,955,592	9,652
	Life Corp.	274,014	9,637
	MCJ Co. Ltd.	1,042,480	9,607
	Ichigo Inc.	3,379,471	9,580
	Ohsho Food Service Corp.	174,094	9,577
	KOMEDA Holdings Co. Ltd.	541,072	9,563
	Okinawa Electric Power Co. Inc.	651,307	9,504
	Hokkoku Bank Ltd.	333,833	9,500
	Eiken Chemical Co. Ltd.	493,970	9,450
	GMO GlobalSign Holdings KK	89,612	9,449
*,1	Raksul Inc.	193,400	9,410
	Kato Sangyo Co. Ltd.	282,518	9,387
	Arata Corp.	193,142	9,386
	Fuso Chemical Co. Ltd.	274,675	9,383
	Comture Corp.	367,004	9,337
	Ai Holdings Corp.	527,783	9,280
	Sumitomo Warehouse Co. Ltd.	792,675	9,272
	Japan Logistics Fund Inc.	3,290	9,246
	United Super Markets Holdings Inc.	856,400	9,213
*,1	Descente Ltd.	588,133	9,122
[1]	Sekisui House Reit Inc.	13,038	9,117
	Keihanshin Building Co. Ltd.	501,089	9,088
*	euglena Co. Ltd.	1,082,850	9,083
	Nikkiso Co. Ltd.	945,744	9,067
	Okamura Corp.	1,182,605	9,032
*	M&A Capital Partners Co. Ltd.	198,688	8,992
	H2O Retailing Corp.	1,366,245	8,977
	North Pacific Bank Ltd.	4,210,869	8,911
	Kissei Pharmaceutical Co. Ltd.	451,979	8,895
	Hosiden Corp.	1,002,955	8,892
	Mandom Corp.	592,429	8,825
	S Foods Inc.	264,822	8,820
	Maeda Road Construction Co. Ltd.	526,495	8,777

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Shibuya Corp.	282,822	8,760
	Aeon Delight Co. Ltd.	332,673	8,758
	Japan Wool Textile Co. Ltd.	897,873	8,722
	Tokai Tokyo Financial Holdings Inc.	3,387,229	8,721
*,1	Optim Corp.	309,490	8,679
	Hyakugo Bank Ltd.	2,826,937	8,657
	Gunze Ltd.	234,974	8,648
	Yamazen Corp.	876,879	8,594
	Juroku Bank Ltd.	467,361	8,573
	Ringer Hut Co. Ltd.	396,612	8,570
	Takara Standard Co. Ltd.	651,657	8,546
[1]	Toridoll Holdings Corp.	673,680	8,538
	Giken Ltd.	240,788	8,528
	Tokyo Steel Manufacturing Co. Ltd.	1,332,556	8,480
	Yokowo Co. Ltd.	334,938	8,473
	Maeda Kosen Co. Ltd.	318,411	8,452
	TBS Holdings Inc.	545,233	8,420
	Fujimori Kogyo Co. Ltd.	205,520	8,419
	Mitsubishi Logisnext Co. Ltd.	990,804	8,363
	Okamoto Industries Inc.	201,302	8,287
	Nagaileben Co. Ltd.	330,997	8,282
	Activia Properties Inc.	2,292	8,281
	Japan Prime Realty Investment Corp.	3,043	8,224
[1]	SAMTY Co. Ltd.	516,860	8,189
	Bank of Okinawa Ltd.	290,701	8,159
	Yokogawa Bridge Holdings Corp.	460,563	8,152
	Adastria Co. Ltd.	466,956	8,105
	Nippon Accommodations Fund Inc.	1,412	8,089
	Solasto Corp.	662,375	8,086
	LaSalle Logiport REIT	5,190	8,080
	ValueCommerce Co. Ltd.	254,700	8,070
	Nanto Bank Ltd.	451,079	8,004
	Hokuetsu Corp.	2,395,567	7,913
	Kameda Seika Co. Ltd.	174,214	7,888
	Dexerials Corp.	684,569	7,832
	San-Ai Oil Co. Ltd.	774,337	7,807
[1]	Kisoji Co. Ltd.	331,287	7,805
	Monogatari Corp.	76,298	7,797
	Max Co. Ltd.	556,660	7,784
	Axial Retailing Inc.	183,034	7,775
	METAWATER Co. Ltd.	331,154	7,764
[1]	DyDo Group Holdings Inc.	149,761	7,749
	Nippon Signal Co. Ltd.	889,665	7,748
	Token Corp.	102,707	7,729
	Mitsubishi Pencil Co. Ltd.	600,313	7,728
	Tocalo Co. Ltd.	774,686	7,722
	Hirata Corp.	123,718	7,700
	Daibiru Corp.	678,581	7,684
	Okasan Securities Group Inc.	2,349,566	7,678
	SKY Perfect JSAT Holdings Inc.	1,788,366	7,635
	TechMatrix Corp.	357,500	7,617
	Towa Pharmaceutical Co. Ltd.	411,014	7,612
	Sekisui Jushi Corp.	376,883	7,610
	Shinmaywa Industries Ltd.	979,939	7,606
	Inabata & Co. Ltd.	651,531	7,558
	Nomura Co. Ltd.	1,167,753	7,541
	Restar Holdings Corp.	352,032	7,541
	Japan Petroleum Exploration Co. Ltd.	476,356	7,532
[1]	Create Restaurants Holdings Inc.	1,427,266	7,469
	Nichi-iko Pharmaceutical Co. Ltd.	753,252	7,457
	Gree Inc.	1,427,148	7,442

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Mitsuuroko Group Holdings Co. Ltd.	621,143	7,434
	Saibu Gas Co. Ltd.	309,109	7,432
	Chugoku Marine Paints Ltd.	776,239	7,410
	Taiko Pharmaceutical Co. Ltd.	412,256	7,405
	Nissan Shatai Co. Ltd.	874,226	7,382
	Round One Corp.	938,757	7,373
	Japan Hotel REIT Investment Corp.	15,203	7,362
	Belc Co. Ltd.	119,837	7,356
	Nichicon Corp.	907,062	7,344
	Maxell Holdings Ltd.	701,220	7,331
[1]	Grace Technology Inc.	134,472	7,328
	Daiho Corp.	228,010	7,326
	Shibaura Machine Co. Ltd.	365,715	7,299
	Bell System24 Holdings Inc.	480,237	7,248
	Megachips Corp.	271,007	7,209
	Geo Holdings Corp.	484,115	7,203
	Mitsui High-Tec Inc.	352,768	7,188
	Noritz Corp.	491,781	7,171
	Nitto Kogyo Corp.	386,832	7,146
	Nippon Seiki Co. Ltd.	632,621	7,131
	Optex Group Co. Ltd.	477,618	7,117
	Raiznext Corp.	613,622	7,111
	Royal Holdings Co. Ltd.	418,151	7,105
	Chudenko Corp.	349,345	7,100
	Relia Inc.	621,196	7,068
	Nextage Co. Ltd.	587,131	7,048
	Cawachi Ltd.	247,551	7,021
[1]	Broadleaf Co. Ltd.	1,342,022	7,020
	Idec Corp.	406,436	7,019
	Pressance Corp.	512,986	6,998
	Nippon Ceramic Co. Ltd.	287,605	6,987
	Mori Hills REIT Investment Corp.	5,670	6,984
	Monex Group Inc.	2,904,427	6,983
	Teikoku Sen-I Co. Ltd.	275,779	6,934
	Mitsui Fudosan Logistics Park Inc.	1,449	6,923
[1]	Media Do Co. Ltd.	97,538	6,898
*	KYB Corp.	332,600	6,877
	Keiyo Bank Ltd.	1,523,786	6,862
	Nissin Electric Co. Ltd.	684,761	6,855
	Nissha Co. Ltd.	582,112	6,854
	Yodogawa Steel Works Ltd.	363,161	6,817
	ARTERIA Networks Corp.	431,279	6,789
	Doutor Nichires Holdings Co. Ltd.	483,032	6,781
	UACJ Corp.	427,102	6,766
	Musashi Seimitsu Industry Co. Ltd.	646,072	6,753
[1]	Rorze Corp.	151,572	6,751
	Nippon Steel Trading Corp.	235,785	6,721
	Saizeriya Co. Ltd.	386,988	6,717
	Comforia Residential REIT Inc.	2,344	6,703
	Invincible Investment Corp.	20,943	6,695
	Fuji Media Holdings Inc.	693,121	6,666
	Shima Seiki Manufacturing Ltd.	447,223	6,643
	Yellow Hat Ltd.	404,237	6,634
	Shizuoka Gas Co. Ltd.	754,251	6,633
	Sanyo Chemical Industries Ltd.	156,401	6,628
	Pacific Industrial Co. Ltd.	656,175	6,590
	Star Micronics Co. Ltd.	489,102	6,568
	Topre Corp.	648,503	6,519
	Uchida Yoko Co. Ltd.	131,454	6,489
	Nohmi Bosai Ltd.	298,479	6,462
	Musashino Bank Ltd.	434,705	6,445

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Sato Holdings Corp.	338,127	6,438
	Osaka Soda Co. Ltd.	268,406	6,394
	Arcland Sakamoto Co. Ltd.	331,483	6,386
	Sanki Engineering Co. Ltd.	587,488	6,369
	Kitz Corp.	1,176,428	6,367
[1]	Shoei Foods Corp.	175,400	6,367
	S-Pool Inc.	932,105	6,307
	Aida Engineering Ltd.	823,877	6,301
	Dip Corp.	327,316	6,289
	Sakata INX Corp.	600,963	6,261
	Argo Graphics Inc.	203,396	6,257
[1]	COLOPL Inc.	725,770	6,257
	Kanematsu Electronics Ltd.	154,126	6,230
	Siix Corp.	522,747	6,195
	Sanshin Electronics Co. Ltd.	318,481	6,160
	Jaccs Co. Ltd.	352,314	6,153
	Mitsui-Soko Holdings Co. Ltd.	348,118	6,145
	Ryosan Co. Ltd.	331,626	6,135
	Hamakyorex Co. Ltd.	215,514	6,115
[1]	Yamashin-Filter Corp.	531,721	6,081
	Obara Group Inc.	174,480	6,055
*,1	HIS Co. Ltd.	449,001	6,055
	Wakita & Co. Ltd.	583,459	6,040
[1]	Hiday Hidaka Corp.	369,980	6,030
	Senshu Ikeda Holdings Inc.	3,942,350	6,024
	YA-MAN Ltd.	422,191	6,008
	Miroku Jyoho Service Co. Ltd.	294,207	5,959
	SBS Holdings Inc.	260,678	5,941
	Nippon Carbon Co. Ltd.	170,245	5,928
	Bunka Shutter Co. Ltd.	754,283	5,922
	Trancom Co. Ltd.	82,315	5,915
	Sanyo Denki Co. Ltd.	133,881	5,902
	AEON REIT Investment Corp.	5,212	5,895
	Seiko Holdings Corp.	466,465	5,876
	Yuasa Trading Co. Ltd.	206,241	5,876
	Joshin Denki Co. Ltd.	234,871	5,825
	TOMONY Holdings Inc.	1,926,338	5,807
	Organo Corp.	110,662	5,787
	T Hasegawa Co. Ltd.	295,595	5,761
*,1	Leopalace21 Corp.	3,669,857	5,750
[1]	Kenedix Office Investment Corp.	990	5,726
	Sakai Moving Service Co. Ltd.	126,086	5,692
	YAMABIKO Corp.	452,304	5,675
	Noritake Co. Ltd.	191,806	5,642
	Noritsu Koki Co. Ltd.	304,827	5,642
	T-Gaia Corp.	306,633	5,638
	Riken Keiki Co. Ltd.	217,856	5,633
	Maruzen Showa Unyu Co. Ltd.	191,701	5,620
	Tsukishima Kikai Co. Ltd.	468,642	5,586
	Bank of Nagoya Ltd.	224,789	5,583
	Toppan Forms Co. Ltd.	580,071	5,566
*,1	Medical Data Vision Co. Ltd.	236,674	5,558
	Plenus Co. Ltd.	339,281	5,544
	Fukushima Galilei Co. Ltd.	147,904	5,535
	Belluna Co. Ltd.	674,409	5,522
	Nippon Road Co. Ltd.	75,938	5,516
	Japan Securities Finance Co. Ltd.	1,167,460	5,499
	Mimasu Semiconductor Industry Co. Ltd.	233,753	5,495
	United Arrows Ltd.	402,686	5,468
*,1	Chiyoda Corp.	2,521,027	5,467
	TV Asahi Holdings Corp.	361,534	5,462

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	V Technology Co. Ltd.	127,246	5,451
	Itochu Enex Co. Ltd.	579,438	5,451
	Hokuto Corp.	257,786	5,422
	Oiles Corp.	387,447	5,411
	Daito Pharmaceutical Co. Ltd.	140,726	5,376
	Chofu Seisakusho Co. Ltd.	263,608	5,369
[1]	KFC Holdings Japan Ltd.	223,427	5,346
[1]	Inageya Co. Ltd.	305,074	5,321
	Exedy Corp.	421,158	5,310
	Elan Corp.	234,000	5,297
	Toho Bank Ltd.	2,418,591	5,265
[1]	eRex Co. Ltd.	468,174	5,245
	Kurabo Industries Ltd.	291,245	5,243
	Genky DrugStores Co. Ltd.	127,163	5,237
	Nitta Corp.	247,414	5,217
	Tamura Corp.	1,093,584	5,191
	Zenrin Co. Ltd.	472,219	5,188
	Aomori Bank Ltd.	234,768	5,186
	Doshisha Co. Ltd.	281,807	5,185
	Hyakujushi Bank Ltd.	325,459	5,182
[1]	Nippon Sheet Glass Co. Ltd.	1,489,575	5,179
	Koa Corp.	415,421	5,156
	Fukui Bank Ltd.	287,411	5,141
	IDOM Inc.	936,224	5,124
	Torii Pharmaceutical Co. Ltd.	179,982	5,110
	Computer Engineering & Consulting Ltd.	356,146	5,081
	Yamagata Bank Ltd.	411,173	5,077
	Yondoshi Holdings Inc.	297,067	5,059
	Shikoku Chemicals Corp.	459,011	5,056
	Nippon Koei Co. Ltd.	190,581	5,024
	Marudai Food Co. Ltd.	316,535	4,971
	LEC Inc.	351,914	4,970
	Konishi Co. Ltd.	340,641	4,954
	Zuken Inc.	194,840	4,933
	Alpen Co. Ltd.	252,964	4,919
	Yokohama Reito Co. Ltd.	607,545	4,914
	Fujicco Co. Ltd.	254,597	4,880
	Furukawa Co. Ltd.	471,702	4,879
	Chubu Shiryo Co. Ltd.	367,198	4,876
[1]	Kitanotatsujin Corp.	1,042,507	4,857
	Fujibo Holdings Inc.	139,450	4,847
	Tonami Holdings Co. Ltd.	89,852	4,822
	Ricoh Leasing Co. Ltd.	179,701	4,819
	Konoike Transport Co. Ltd.	459,453	4,803
	Meisei Industrial Co. Ltd.	620,950	4,782
	Tokai Corp.	244,876	4,777
	Kyokuto Kaihatsu Kogyo Co. Ltd.	386,350	4,766
	Japan Pulp & Paper Co. Ltd.	136,469	4,765
	Bank of Iwate Ltd.	212,205	4,764
	Hosokawa Micron Corp.	94,693	4,750
	Nishio Rent All Co. Ltd.	244,187	4,739
	Shin-Etsu Polymer Co. Ltd.	531,572	4,733
	Mitsubishi Shokuhin Co. Ltd.	181,336	4,726
	Piolax Inc.	321,010	4,709
	RS Technologies Co. Ltd.	138,970	4,687
	Kaga Electronics Co. Ltd.	242,223	4,684
	FULLCAST Holdings Co. Ltd.	314,639	4,675
	Tsubaki Nakashima Co. Ltd.	630,666	4,665
*,1	Japan Display Inc.	9,491,636	4,649
	TPR Co. Ltd.	386,889	4,633
	Kanto Denka Kogyo Co. Ltd.	685,310	4,625

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Tokyu Construction Co. Ltd.	1,050,540	4,623
	Tokushu Tokai Paper Co. Ltd.	110,635	4,621
	Matsuyafoods Holdings Co. Ltd.	139,767	4,610
	Micronics Japan Co. Ltd.	466,105	4,604
	Fuji Co. Ltd.	247,589	4,584
	Modec Inc.	315,409	4,582
	Future Corp.	266,715	4,566
	Ehime Bank Ltd.	425,538	4,561
	Toa Corp.	254,697	4,547
	GLOBERIDE Inc.	138,123	4,524
	Taihei Dengyo Kaisha Ltd.	208,936	4,514
	Avex Inc.	467,089	4,512
	Nippon Kanzai Co. Ltd.	231,234	4,508
	Ines Corp.	315,050	4,498
	Seikagaku Corp.	488,300	4,491
	Oita Bank Ltd.	193,318	4,465
	Mizuno Corp.	266,596	4,460
	Daiwa Securities Living Investments Corp.	4,564	4,458
	ESPEC Corp.	274,524	4,441
	Unipres Corp.	573,160	4,440
	Okuwa Co. Ltd.	331,149	4,436
	Sumitomo Densetsu Co. Ltd.	185,559	4,419
	Nissei ASB Machine Co. Ltd.	112,887	4,395
	Fujio Food Group Inc.	330,900	4,391
	TOC Co. Ltd.	719,942	4,389
	Tsurumi Manufacturing Co. Ltd.	258,738	4,361
	Dai-Dan Co. Ltd.	177,731	4,356
	Sodick Co. Ltd.	586,088	4,350
	Sintokogio Ltd.	627,358	4,329
	Keiyo Co. Ltd.	570,120	4,322
	LIFULL Co. Ltd.	1,147,314	4,313
	Futaba Industrial Co. Ltd.	849,665	4,289
	Denyo Co. Ltd.	191,944	4,285
	Mitsuboshi Belting Ltd.	272,202	4,261
	Pack Corp.	151,269	4,251
	Komori Corp.	659,106	4,232
	Daikyonishikawa Corp.	762,015	4,224
	Pasona Group Inc.	274,892	4,209
	Bank of the Ryukyus Ltd.	508,028	4,190
	Arcland Service Holdings Co. Ltd.	218,117	4,182
[1]	Insource Co. Ltd.	159,400	4,174
	Nippon Television Holdings Inc.	393,547	4,153
	J-Oil Mills Inc.	117,042	4,134
	VT Holdings Co. Ltd.	1,176,242	4,130
	Daiichi Jitsugyo Co. Ltd.	115,804	4,122
	Toho Zinc Co. Ltd.	209,524	4,107
	Towa Corp.	352,977	4,082
	Tosei Corp.	407,278	4,081
	Ryobi Ltd.	374,628	4,049
	Toyo Construction Co. Ltd.	1,057,247	4,048
	Intage Holdings Inc.	440,747	4,045
	DKK Co. Ltd.	162,307	4,036
	Mitsui Sugar Co. Ltd.	231,995	4,033
	Kyoei Steel Ltd.	320,349	4,033
	Pacific Metals Co. Ltd.	261,057	4,032
	Futaba Corp.	472,384	4,023
	EPS Holdings Inc.	442,251	4,006
	KLab Inc.	496,904	4,001
	Sinfonia Technology Co. Ltd.	364,671	3,968
	Akatsuki Inc.	88,971	3,964
	Alconix Corp.	277,982	3,935

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Hioki EE Corp.	110,835	3,908
	Curves Holdings Co. Ltd.	635,688	3,906
	Miyazaki Bank Ltd.	180,641	3,897
	Hoosiers Holdings	610,949	3,892
	Stella Chemifa Corp.	138,674	3,882
	Nippon Denko Co. Ltd.	1,645,409	3,876
	Riso Kyoiku Co. Ltd.	1,316,310	3,848
	Key Coffee Inc.	187,783	3,838
[1]	SB Technology Corp.	112,400	3,832
	Riso Kagaku Corp.	318,748	3,827
[1]	Kappa Create Co. Ltd.	280,551	3,818
	Hibiya Engineering Ltd.	236,134	3,817
	Fujiya Co. Ltd.	171,059	3,803
	JM Holdings Co. Ltd.	167,200	3,803
[1]	Sourcenext Corp.	1,367,039	3,801
	Furuno Electric Co. Ltd.	340,560	3,800
	Okabe Co. Ltd.	501,340	3,793
	JVCKenwood Corp.	2,802,183	3,791
[1]	Financial Products Group Co. Ltd.	871,886	3,791
	EM Systems Co. Ltd.	502,400	3,788
	Shin Nippon Air Technologies Co. Ltd.	186,691	3,776
	Takasago International Corp.	192,469	3,768
	Nichiden Corp.	180,124	3,742
	Gakken Holdings Co. Ltd.	276,320	3,733
	Takamatsu Construction Group Co. Ltd.	181,625	3,725
	Tachibana Eletech Co. Ltd.	227,265	3,722
	Japan Medical Dynamic Marketing Inc.	176,225	3,719
	Toyo Tanso Co. Ltd.	219,436	3,702
	Tachi-S Co. Ltd.	364,127	3,679
	SWCC Showa Holdings Co. Ltd.	329,546	3,668
	Vital KSK Holdings Inc.	407,428	3,666
	Starzen Co. Ltd.	97,846	3,642
	YAKUODO Holdings Co. Ltd.	148,449	3,638
	Aichi Steel Corp.	151,029	3,635
	Canon Electronics Inc.	263,206	3,631
	Asahi Diamond Industrial Co. Ltd.	786,165	3,608
	San ju San Financial Group Inc.	288,539	3,605
	Advan Co. Ltd.	296,510	3,601
	Daiken Corp.	192,185	3,600
*	Mitsui E&S Holdings Co. Ltd.	1,136,409	3,598
	Union Tool Co.	121,721	3,598
[1]	Vector Inc.	421,732	3,595
	Sinko Industries Ltd.	255,831	3,588
	Sakai Chemical Industry Co. Ltd.	192,980	3,572
	Sumitomo Seika Chemicals Co. Ltd.	111,607	3,553
	Sagami Holdings Corp.	292,707	3,549
	I'll Inc.	274,500	3,540
	Sanyo Special Steel Co. Ltd.	360,087	3,531
	PAL GROUP Holdings Co. Ltd.	301,544	3,508
	Qol Holdings Co. Ltd.	321,473	3,506
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	168,694	3,498
	Press Kogyo Co. Ltd.	1,311,411	3,490
	Macromill Inc.	559,774	3,476
	Ichikoh Industries Ltd.	796,459	3,475
[1]	Kamakura Shinsho Ltd.	350,638	3,469
[1]	Taki Chemical Co. Ltd.	55,046	3,466
	Ishihara Sangyo Kaisha Ltd.	532,757	3,460
	Tokyo Kiraboshi Financial Group Inc.	317,118	3,459
	OSJB Holdings Corp.	1,508,570	3,457
*,1	Vision Inc.	397,239	3,448
	Nittetsu Mining Co. Ltd.	79,476	3,441

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Sanyo Electric Railway Co. Ltd.	174,938	3,438
	World Co. Ltd.	270,046	3,429
	Marusan Securities Co. Ltd.	765,557	3,423
	Iino Kaiun Kaisha Ltd.	989,217	3,406
	ES-Con Japan Ltd.	419,062	3,405
	Amuse Inc.	139,670	3,397
	Takara Leben Co. Ltd.	1,215,887	3,394
	Aoyama Trading Co. Ltd.	710,210	3,383
	Poletowin Pitcrew Holdings Inc.	387,558	3,376
	Weathernews Inc.	63,611	3,360
	Tamron Co. Ltd.	223,995	3,343
	Shinko Shoji Co. Ltd.	403,828	3,338
	Sun Frontier Fudousan Co. Ltd.	415,235	3,338
	Valqua Ltd.	198,959	3,336
	Enplas Corp.	152,110	3,331
	Nippon Thompson Co. Ltd.	982,878	3,275
	Foster Electric Co. Ltd.	284,531	3,273
	Hodogaya Chemical Co. Ltd.	73,523	3,270
[1]	W-Scope Corp.	514,706	3,265
	ASKA Pharmaceutical Co. Ltd.	258,187	3,257
	Icom Inc.	124,887	3,255
	Tsukui Holdings Corp.	650,960	3,253
	Fukuda Corp.	67,729	3,240
	Central Security Patrols Co. Ltd.	104,395	3,234
	Yonex Co. Ltd.	572,242	3,224
	Daiwa Industries Ltd.	358,581	3,220
	Shikoku Bank Ltd.	469,763	3,212
	CI Takiron Corp.	502,455	3,210
	Tanseisha Co. Ltd.	467,709	3,165
	Onward Holdings Co. Ltd.	1,615,244	3,163
	Goldcrest Co. Ltd.	245,607	3,138
	Tenma Corp.	179,211	3,134
	Matsuya Co. Ltd.	477,168	3,132
	Tekken Corp.	167,403	3,129
	Itochu-Shokuhin Co. Ltd.	59,499	3,112
	Fukui Computer Holdings Inc.	101,566	3,112
	Anest Iwata Corp.	386,389	3,094
[1]	Halows Co. Ltd.	98,431	3,092
[1]	Rock Field Co. Ltd.	226,805	3,089
	CMK Corp.	689,279	3,085
	Bando Chemical Industries Ltd.	564,790	3,083
	Daikokutenbussan Co. Ltd.	56,575	3,078
	Sankyo Tateyama Inc.	346,564	3,077
	Dai Nippon Toryo Co. Ltd.	330,633	3,073
	Yamanashi Chuo Bank Ltd.	377,012	3,073
	G-Tekt Corp.	272,648	3,072
	Nippon Yakin Kogyo Co. Ltd.	213,074	3,067
	Daido Metal Co. Ltd.	632,133	3,065
	Oyo Corp.	265,867	3,052
	Cosel Co. Ltd.	318,091	3,045
*,1	BrainPad Inc.	79,400	3,035
	Kamei Corp.	299,550	3,026
[1]	PC Depot Corp.	495,215	3,022
[1]	Fixstars Corp.	316,355	2,991
*,1	Atrae Inc.	115,373	2,989
	Osaki Electric Co. Ltd.	494,009	2,980
	Tayca Corp.	223,518	2,979
[1]	Mie Kotsu Group Holdings Inc.	679,399	2,959
	Nippon Chemi-Con Corp.	231,077	2,955
	CTS Co. Ltd.	337,484	2,951
	Aichi Bank Ltd.	107,593	2,944

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	WDB Holdings Co. Ltd.	100,289	2,912
	Mitsubishi Research Institute Inc.	80,213	2,908
	Kanaden Corp.	217,732	2,904
	Komatsu Matere Co. Ltd.	355,725	2,886
	Kenko Mayonnaise Co. Ltd.	171,246	2,885
	Kyokuyo Co. Ltd.	110,005	2,875
	TSI Holdings Co. Ltd.	1,224,821	2,875
	Achilles Corp.	190,380	2,873
	Eagle Industry Co. Ltd.	360,997	2,872
	Toho Titanium Co. Ltd.	478,524	2,868
	Katakura Industries Co. Ltd.	257,784	2,849
*	Unitika Ltd.	863,580	2,846
	Yorozu Corp.	263,383	2,844
*,1	RPA Holdings Inc.	410,603	2,823
	Digital Holdings Inc.	227,615	2,820
	Rheon Automatic Machinery Co. Ltd.	290,210	2,816
	I-PEX Inc.	158,266	2,815
	Frontier Real Estate Investment Corp.	840	2,812
	Shinnihon Corp.	336,102	2,805
	Nagatanien Holdings Co. Ltd.	131,866	2,798
	Chiyoda Co. Ltd.	316,225	2,783
	NichiiGakkan Co. Ltd.	173,958	2,772
	Riken Corp.	115,807	2,754
	Toenec Corp.	84,110	2,738
	Optorun Co. Ltd.	138,765	2,733
	Aichi Corp.	315,377	2,731
	Yurtec Corp.	449,618	2,721
	Nihon Chouzai Co. Ltd.	168,354	2,720
	JAC Recruitment Co. Ltd.	226,683	2,714
	Tatsuta Electric Wire & Cable Co. Ltd.	498,318	2,686
	BRONCO BILLY Co. Ltd.	124,294	2,684
	BeNEXT Group Inc.	285,980	2,681
	Japan Transcity Corp.	572,444	2,674
	World Holdings Co. Ltd.	131,453	2,668
	Sparx Group Co. Ltd.	1,236,000	2,667
	Riken Vitamin Co. Ltd.	180,236	2,661
[1]	Asahi Co. Ltd.	160,920	2,658
	Marvelous Inc.	353,282	2,654
	Kurimoto Ltd.	150,087	2,648
	KAWADA TECHNOLOGIES Inc.	63,326	2,644
	Toyo Corp.	290,651	2,643
	JDC Corp.	508,600	2,640
	Akita Bank Ltd.	194,634	2,638
	Topy Industries Ltd.	252,140	2,637
	Kenedix Residential Next Investment Corp.	1,610	2,630
	G-7 Holdings Inc.	113,900	2,617
	Arakawa Chemical Industries Ltd.	236,036	2,615
	Towa Bank Ltd.	396,529	2,611
	ST Corp.	136,184	2,607
	St. Marc Holdings Co. Ltd.	182,848	2,606
[1]	Nichiban Co. Ltd.	166,169	2,603
	Sinanen Holdings Co. Ltd.	89,580	2,597
	Koshidaka Holdings Co. Ltd.	693,387	2,594
	Nihon Nohyaku Co. Ltd.	560,018	2,584
	CONEXIO Corp.	214,405	2,581
	ZIGExN Co. Ltd.	864,402	2,572
	Toyo Kanetsu KK	118,844	2,544
	Nippon Parking Development Co. Ltd.	2,060,192	2,526
	Tosho Co. Ltd.	217,320	2,523
	Hulic Reit Inc.	1,899	2,496
	Yahagi Construction Co. Ltd.	310,051	2,493

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	MTI Ltd.	282,041	2,489
	Koatsu Gas Kogyo Co. Ltd.	339,196	2,486
	Alpha Systems Inc.	82,049	2,481
	Premier Investment Corp.	2,245	2,469
	Kyosan Electric Manufacturing Co. Ltd.	619,689	2,460
[1]	Link & Motivation Inc.	646,821	2,452
	Tsukuba Bank Ltd.	1,448,175	2,450
[1]	Istyle Inc.	706,180	2,445
	K&O Energy Group Inc.	177,509	2,445
	FAN Communications Inc.	542,774	2,431
	Studio Alice Co. Ltd.	130,773	2,413
	Honeys Holdings Co. Ltd.	259,527	2,408
	Ministop Co. Ltd.	191,932	2,400
	Riken Technos Corp.	629,039	2,399
	Shinwa Co. Ltd.	132,667	2,394
[1]	Sanoh Industrial Co. Ltd.	412,886	2,391
	MCUBS MidCity Investment Corp.	3,331	2,389
	Sumitomo Riko Co. Ltd.	468,084	2,388
	NIPPON REIT Investment Corp.	743	2,386
[1]	Kintetsu Department Store Co. Ltd.	77,856	2,384
	Shindengen Electric Manufacturing Co. Ltd.	125,092	2,384
	Nitto Kohki Co. Ltd.	143,316	2,381
[1]	J Trust Co. Ltd.	1,113,976	2,369
	Chukyo Bank Ltd.	117,341	2,366
	Nichireki Co. Ltd.	146,500	2,363
	Kanagawa Chuo Kotsu Co. Ltd.	64,170	2,362
	Iseki & Co. Ltd.	182,620	2,353
	COOKPAD Inc.	642,894	2,351
	Moriroku Holdings Co. Ltd.	134,600	2,347
	JSP Corp.	164,367	2,340
	Godo Steel Ltd.	127,151	2,327
	Feed One Co. Ltd.	264,890	2,307
[1]	Enigmo Inc.	172,100	2,307
	Mitsubishi Estate Logistics REIT Investment Corp.	576	2,296
	WATAMI Co. Ltd.	251,058	2,294
	Hisaka Works Ltd.	270,731	2,288
	Fudo Tetra Corp.	162,264	2,273
[1]	Hoshino Resorts REIT Inc.	479	2,261
	Happinet Corp.	168,256	2,253
	Sumida Corp.	285,012	2,237
	Melco Holdings Inc.	85,989	2,225
	Warabeya Nichiyo Holdings Co. Ltd.	154,964	2,217
	Hochiki Corp.	188,091	2,190
	Japan Excellent Inc.	1,969	2,166
	Yomiuri Land Co. Ltd.	51,937	2,157
	Maezawa Kyuso Industries Co. Ltd.	100,444	2,155
	Toa Corp.	272,410	2,150
	Tochigi Bank Ltd.	1,232,572	2,133
	Gurunavi Inc.	358,969	2,131
[1]	OSAKA Titanium Technologies Co. Ltd.	287,637	2,120
	Kansai Super Market Ltd.	183,163	2,104
	Kojima Co. Ltd.	317,075	2,101
	Aiphone Co. Ltd.	148,292	2,077
	Japan Best Rescue System Co. Ltd.	216,836	2,074
	Ryoden Corp.	141,026	2,070
	Mori Trust Sogo Reit Inc.	1,727	2,063
[1]	Shin Nippon Biomedical Laboratories Ltd.	321,131	2,055
	Wowow Inc.	77,708	2,049
	Shibusawa Warehouse Co. Ltd.	107,288	2,044
	AOKI Holdings Inc.	468,213	2,035
	Kyodo Printing Co. Ltd.	86,741	2,035

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*,1	Open Door Inc.	178,412	2,034
	Nippon Beet Sugar Manufacturing Co. Ltd.	122,228	2,019
	Fuji Pharma Co. Ltd.	179,163	1,992
	JP-Holdings Inc.	696,049	1,991
	Nippon Sharyo Ltd.	86,528	1,976
	Nisso Corp.	269,598	1,971
	Nissin Sugar Co. Ltd.	112,609	1,962
[1]	PIA Corp.	71,972	1,961
[1]	Kourakuen Holdings Corp.	125,793	1,960
	Neturen Co. Ltd.	426,000	1,954
	Chori Co. Ltd.	129,843	1,952
	Matsuda Sangyo Co. Ltd.	141,377	1,944
	Shimizu Bank Ltd.	121,872	1,935
	Daiwa Office Investment Corp.	355	1,926
	CMIC Holdings Co. Ltd.	155,380	1,914
	Osaka Organic Chemical Industry Ltd.	72,600	1,914
	Nihon Trim Co. Ltd.	51,998	1,905
	Teikoku Electric Manufacturing Co. Ltd.	194,251	1,889
	Aeon Fantasy Co. Ltd.	96,924	1,871
	Pronexus Inc.	179,637	1,869
[1]	Onoken Co. Ltd.	167,713	1,867
	Juki Corp.	440,158	1,866
	Xebio Holdings Co. Ltd.	284,237	1,856
	ASAHI YUKIZAI Corp.	143,079	1,852
	Rokko Butter Co. Ltd.	113,450	1,847
	Michinoku Bank Ltd.	166,849	1,837
[1]	Meiko Network Japan Co. Ltd.	315,467	1,825
	Nissin Corp.	129,849	1,818
	Itoki Corp.	558,325	1,815
	Mitsuba Corp.	497,130	1,815
	Aisan Industry Co. Ltd.	422,974	1,813
	CAC Holdings Corp.	144,820	1,813
	Chiyoda Integre Co. Ltd.	122,891	1,813
	France Bed Holdings Co. Ltd.	222,627	1,797
	Maezawa Kasei Industries Co. Ltd.	190,467	1,784
	Ichiyoshi Securities Co. Ltd.	443,630	1,774
	Nihon Tokushu Toryo Co. Ltd.	198,817	1,773
	Sanei Architecture Planning Co. Ltd.	107,402	1,770
	FIDEA Holdings Co. Ltd.	1,822,968	1,768
	Corona Corp. Class A	195,121	1,758
	DKS Co. Ltd.	42,500	1,756
	GCA Corp.	279,899	1,752
	Mars Group Holdings Corp.	113,872	1,748
	Elematec Corp.	190,511	1,745
	Tsutsumi Jewelry Co. Ltd.	77,671	1,745
	Hakuto Co. Ltd.	164,648	1,732
[1]	Airtrip Corp.	132,474	1,726
	Global One Real Estate Investment Corp.	1,905	1,720
	Kyokuto Securities Co. Ltd.	265,013	1,719
	Tokyu REIT Inc.	1,260	1,713
	Krosaki Harima Corp.	62,753	1,701
	Tokyo Individualized Educational Institute Inc.	301,192	1,672
[1]	Tokyo Electron Device Ltd.	56,913	1,672
	Jimoto Holdings Inc.	188,255	1,671
	Bank of Saga Ltd.	134,998	1,663
*,1	Gunosy Inc.	232,543	1,656
	Fuso Pharmaceutical Industries Ltd.	65,596	1,655
	Tomoku Co. Ltd.	104,704	1,652
	Hokkaido Gas Co. Ltd.	113,761	1,624
	NS United Kaiun Kaisha Ltd.	119,052	1,615
	SRA Holdings	74,088	1,611

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Tokyo Energy & Systems Inc.	208,262	1,602
*	Akebono Brake Industry Co. Ltd.	1,197,624	1,598
	SMK Corp.	62,676	1,597
	Yushin Precision Equipment Co. Ltd.	240,360	1,594
	Hito Communications Holdings Inc.	121,588	1,580
	Torishima Pump Manufacturing Co. Ltd.	208,534	1,573
*,1	FDK Corp.	184,187	1,569
	Roland DG Corp.	126,295	1,554
[1]	Ohara Inc.	130,875	1,550
	Zuiko Corp.	153,360	1,532
	Central Sports Co. Ltd.	71,615	1,515
	Taisei Lamick Co. Ltd.	59,225	1,515
	Toho Co. Ltd. (Kobe)	86,761	1,490
	Seika Corp.	123,896	1,488
[1]	Daisyo Corp.	143,264	1,483
	Fukuoka REIT Corp.	1,210	1,467
[1]	Invesco Office J-Reit Inc.	11,786	1,462
	Chuetsu Pulp & Paper Co. Ltd.	123,926	1,453
	Kato Works Co. Ltd.	148,692	1,445
	Sekisui Kasei Co. Ltd.	270,660	1,444
	Okura Industrial Co. Ltd.	86,472	1,437
	Sac's Bar Holdings Inc.	276,458	1,434
	Sankyo Seiko Co. Ltd.	356,575	1,433
[1]	Right On Co. Ltd.	241,495	1,426
*,1	KNT-CT Holdings Co. Ltd.	151,575	1,402
	Chuo Spring Co. Ltd.	49,828	1,401
[1]	Fujitsu Frontech Ltd.	94,687	1,391
	Hokkan Holdings Ltd.	108,217	1,386
	Yushiro Chemical Industry Co. Ltd.	112,066	1,385
	Heiwa Real Estate REIT Inc.	1,241	1,342
	Osaka Steel Co. Ltd.	124,341	1,335
*,1	Tokyo Base Co. Ltd.	343,706	1,325
	Ichigo Office REIT Investment Corp.	2,049	1,325
	Kenedix Retail REIT Corp.	691	1,323
	Artnature Inc.	228,137	1,322
	Tv Tokyo Holdings Corp.	58,715	1,309
	Hankyu Hanshin REIT Inc.	1,169	1,292
	Kitano Construction Corp.	52,778	1,280
	Kita-Nippon Bank Ltd.	69,793	1,273
	Proto Corp.	117,900	1,270
[1]	Mirai Corp.	3,650	1,261
[1]	Fujita Kanko Inc.	86,522	1,255
	Toa Oil Co. Ltd.	72,068	1,233
	Paris Miki Holdings Inc.	456,597	1,206
	CRE Logistics REIT Inc.	805	1,179
	Gun-Ei Chemical Industry Co. Ltd.	49,964	1,159
	Japan Cash Machine Co. Ltd.	228,507	1,130
	Kasai Kogyo Co. Ltd.	335,986	1,115
	NEC Capital Solutions Ltd.	64,779	1,101
	Kitagawa Corp.	86,792	1,074
	Takaoka Toko Co. Ltd.	108,964	1,054
	Inaba Seisakusho Co. Ltd.	78,342	1,002
	Tokyo Rakutenchi Co. Ltd.	23,976	997
	Toli Corp.	426,295	997
	Shimojima Co. Ltd.	77,835	994
	Fujikura Kasei Co. Ltd.	213,603	969
	Ateam Inc.	120,404	968
	Gecoss Corp.	110,038	960
[1]	Takamiya Co. Ltd.	182,032	947
	Linical Co. Ltd.	132,220	938
	Nippon Coke & Engineering Co. Ltd.	1,485,554	926

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Ebase Co. Ltd.	99,800	926
	Funai Electric Co. Ltd.	221,600	925
	Cleanup Corp.	191,028	871
	Jamco Corp.	147,759	833
	Mitsubishi Paper Mills Ltd.	278,039	829
[1]	CHIMNEY Co. Ltd.	69,029	816
	Tateru Inc.	500,132	816
	SOSiLA Logistics REIT Inc.	607	785
	Takihyo Co. Ltd.	47,277	778
*,1	Aplus Financial Co. Ltd.	975,555	695
	Nakayama Steel Works Ltd.	202,414	678
	Airport Facilities Co. Ltd.	163,159	676
	Taiho Kogyo Co. Ltd.	133,469	675
	One REIT Inc.	292	675
	Daikoku Denki Co. Ltd.	73,852	645
*,1	Laox Co. Ltd.	377,859	617
	Itochu Advance Logistics Investment Corp.	431	590
	Starts Proceed Investment Corp.	239	456
	Takara Leben Real Estate Investment Corp.	518	414
	Airtech Japan Ltd.	17,700	291
	Maxvalu Tokai Co. Ltd.	11,100	277
	Mori Trust Hotel Reit Inc.	147	152
	Samty Residential Investment Corp.	145	139
	Space Value Holdings Co. Ltd.	4,500	24
			63,317,262
Kuwait (0.2%)
	National Bank of Kuwait SAKP	99,861,118	275,924
	Kuwait Finance House KSCP	62,277,238	134,068
	Mobile Telecommunications Co. KSC	33,631,672	64,154
	Ahli United Bank BSC	80,172,686	61,648
	Agility Public Warehousing Co. KSC	16,611,016	36,005
	Boubyan Bank KSCP	12,826,204	24,914
	Gulf Bank KSCP	29,717,320	21,474
*	Humansoft Holding Co. KSC	1,436,702	13,684
	Mabanee Co. SAK	6,038,047	12,792
*	Warba Bank KSCP	12,918,197	10,107
	Boubyan Petrochemicals Co. KSCP	5,525,335	9,686
	National Industries Group Holding SAK	15,159,808	8,948
	Burgan Bank SAK	10,517,866	7,114
	Kuwait International Bank KSCP	9,463,566	6,380
	Kuwait Projects Co. Holding KSCP	8,068,456	4,092
	Alimtiaz Investment Group KSC	10,615,338	3,415
	Integrated Holding Co. KCSC	2,127,476	2,548
			696,953
Malaysia (0.6%)
	Public Bank Bhd.	47,449,003	172,156
	Top Glove Corp. Bhd.	77,828,898	160,524
	Malayan Banking Bhd.	92,112,068	155,082
	Tenaga Nasional Bhd.	59,703,850	137,044
	Hartalega Holdings Bhd.	22,686,594	98,411
	CIMB Group Holdings Bhd.	108,758,523	77,189
	Dialog Group Bhd.	69,748,659	62,120
	Petronas Chemicals Group Bhd.	43,764,258	61,665
	Sime Darby Plantation Bhd.	52,786,469	61,477
*	Supermax Corp. Bhd.	24,913,388	56,866
	IHH Healthcare Bhd.	47,053,436	56,318
	IOI Corp. Bhd.	51,042,338	52,856
	DiGi.Com Bhd.	56,540,580	51,296
	Axiata Group Bhd.	69,875,335	49,273
	Maxis Bhd.	40,118,061	46,338

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	PPB Group Bhd.	9,951,745	45,051
	Press Metal Aluminium Holdings Bhd.	28,996,594	38,350
	Kossan Rubber Industries	20,201,986	36,502
	Kuala Lumpur Kepong Bhd.	7,113,431	36,285
	Hong Leong Bank Bhd.	10,172,982	36,263
	MISC Bhd.	22,256,412	35,305
	Petronas Gas Bhd.	9,119,812	34,596
	Nestle Malaysia Bhd.	966,870	32,419
	Sime Darby Bhd.	54,558,974	31,646
	Gamuda Bhd.	35,870,912	28,749
	Genting Bhd.	35,568,918	25,356
	RHB Bank Bhd.	24,642,569	25,080
	QL Resources Bhd.	16,151,064	24,480
	Inari Amertron Bhd.	37,012,078	22,653
	Genting Malaysia Bhd.	46,792,019	22,529
	AMMB Holdings Bhd.	28,258,220	19,393
	Telekom Malaysia Bhd.	18,089,398	18,234
	Petronas Dagangan Bhd.	4,153,840	17,223
	IJM Corp. Bhd.	45,516,721	14,677
	Westports Holdings Bhd.	15,603,941	14,637
	Malaysia Airports Holdings Bhd.	14,406,939	14,504
	Bursa Malaysia Bhd.	7,467,808	14,478
	HAP Seng Consolidated Bhd.	8,050,081	14,197
	Genting Plantations Bhd.	5,325,003	12,582
	Frontken Corp. Bhd.	13,760,500	11,644
*	YTL Corp. Bhd.	66,564,300	11,623
	Fraser & Neave Holdings Bhd.	1,528,208	11,623
	My EG Services Bhd.	34,780,581	11,508
	TIME dotCom Bhd.	3,704,628	11,479
	Carlsberg Brewery Malaysia Bhd.	2,574,581	11,451
	Hong Leong Financial Group Bhd.	3,347,732	11,378
	VS Industry Bhd.	18,634,698	10,508
	IGB REIT	24,662,133	9,911
	Yinson Holdings Bhd.	8,578,680	9,454
	Alliance Bank Malaysia Bhd.	16,276,753	8,547
	Sunway REIT	23,943,114	8,238
	Scientex Bhd.	2,697,808	7,719
	Malakoff Corp. Bhd.	33,502,913	7,461
	FGV Holdings Bhd.	28,576,450	7,296
	Sunway Bhd.	22,556,740	7,280
	Sime Darby Property Bhd.	51,605,924	6,704
	Serba Dinamik Holdings Bhd.	17,521,296	6,459
	Pentamaster Corp. Bhd.	5,158,950	6,256
	KPJ Healthcare Bhd.	30,296,067	6,203
	DRB-Hicom Bhd.	12,600,917	5,766
	IOI Properties Group Bhd.	27,333,995	5,662
	Berjaya Sports Toto Bhd.	10,360,228	4,716
	Magnum Bhd.	9,713,403	4,676
	Mega First Corp. Bhd.	2,619,300	4,388
[2]	Lotte Chemical Titan Holding Bhd.	7,560,347	3,787
	Astro Malaysia Holdings Bhd.	20,730,564	3,644
	Axis REIT	6,784,800	3,427
*	Sapura Energy Bhd.	137,014,368	3,319
	Pavilion REIT	9,894,725	3,309
	Malaysian Resources Corp. Bhd.	36,335,401	3,279
	SP Setia Bhd. Group	19,708,678	3,277
*	AirAsia Group Bhd.	23,747,054	3,144
	Malaysia Building Society Bhd.	26,073,084	3,076
*	Bumi Armada Bhd.	54,028,205	2,875
	Bermaz Auto Bhd.	9,511,901	2,665
	Sunway Construction Group Bhd.	6,051,634	2,641

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Leong Hup International Bhd.	16,239,100	2,603
	AEON Credit Service M Bhd.	1,109,638	2,436
	Padini Holdings Bhd.	4,763,145	2,386
*	Berjaya Corp. Bhd.	46,227,961	2,112
	Cahya Mata Sarawak Bhd.	6,483,770	1,688
*	Velesto Energy Bhd.	54,629,412	1,520
*	UEM Sunrise Bhd.	16,778,955	1,496
*	WCT Holdings Bhd.	14,298,605	1,259
	Syarikat Takaful Malaysia Keluarga Bhd.	1,132,600	1,153
	Pos Malaysia Bhd.	4,912,190	1,111
	Muhibbah Engineering M Bhd.	4,421,645	777
*	Serba Dinamik Holdings Bhd. Warrants Exp. 12/05/2024	5,144,856	204
*	Velesto Energy Bhd. Warrants Exp. 10/18/2024	12,999,819	156
*	Sunway Bhd. Warrants Exp. 10/03/2024	2,118,838	115
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/2027	2,634,201	60
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	741,960	33
			2,179,306
Malta (0.0%)
*,3	BGP Holdings plc	17,449,685	—
Mexico (0.5%)
	America Movil SAB de CV	451,682,131	274,908
*	Grupo Financiero Banorte SAB de CV	44,142,522	196,661
	Wal-Mart de Mexico SAB de CV	78,316,744	189,224
	Fomento Economico Mexicano SAB de CV	27,716,766	148,557
	Grupo Mexico SAB de CV Class B	47,939,928	136,171
	Cemex SAB de CV	221,115,636	91,317
	Grupo Bimbo SAB de CV Class A	34,024,786	65,751
	Grupo Elektra SAB de CV	946,246	53,614
*	Grupo Televisa SAB	34,611,015	43,779
	Grupo Aeroportuario del Pacifico SAB de CV Class B	4,942,692	41,135
	Fibra Uno Administracion SA de CV	48,753,271	36,936
	Gruma SAB de CV Class B	3,314,068	35,249
	Alfa SAB de CV Class A	48,554,894	32,436
	Coca-Cola Femsa SAB de CV	8,324,828	31,523
	Industrias Penoles SAB de CV	1,842,901	29,345
	Orbia Advance Corp. SAB de CV	16,535,123	29,240
	Arca Continental SAB de CV	6,567,303	28,593
*	Infraestructura Energetica Nova SAB de CV	8,376,062	28,029
*	Grupo Aeroportuario del Sureste SAB de CV Class B	2,417,425	27,924
*	Grupo Financiero Inbursa SAB de CV	34,889,880	25,841
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	5,170,234	23,331
	Promotora y Operadora de Infraestructura SAB de CV	3,355,886	21,985
	Kimberly-Clark de Mexico SAB de CV Class A	13,602,569	20,220
	Becle SAB de CV	8,037,213	16,873
*	Telesites SAB de CV	18,215,215	16,814
	PLA Administradora Industrial S de RL de CV	11,148,910	15,306
	Megacable Holdings SAB de CV	4,527,908	14,364
	Corp. Inmobiliaria Vesta SAB de CV	8,436,272	13,554
	Grupo Carso SAB de CV	6,994,368	12,952
[2]	Macquarie Mexico Real Estate Management SA de CV	11,085,508	12,736
[2]	GMexico Transportes SAB de CV	10,757,475	12,730
	La Comer SAB de CV	6,988,921	12,725
	Prologis Property Mexico SA de CV	6,296,869	12,617
	Bolsa Mexicana de Valores SAB de CV	6,123,067	12,447
	Grupo Cementos de Chihuahua SAB de CV	2,319,095	11,678
	Qualitas Controladora SAB de CV	2,790,197	11,143
*	Genomma Lab Internacional SAB de CV Class B	10,747,851	9,531
*	Regional SAB de CV	3,390,094	9,161
*,2	Banco del Bajio SA	10,613,907	8,777

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,379,306	8,128
*	Axtel SAB de CV	21,755,005	8,113
	Grupo Aeroportuario del Pacifico SAB de CV ADR	95,337	7,930
*	El Puerto de Liverpool SAB de CV	2,782,649	7,489
	Industrias Bachoco SAB de CV Class B	2,371,808	7,427
*	Alsea SAB de CV	8,305,132	7,146
	Cemex SAB de CV ADR	1,683,464	6,986
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	8,695,842	6,420
	Grupo Herdez SAB de CV	2,975,782	5,274
	Grupo Lala SAB de CV Class B	8,209,282	5,054
	Grupo Comercial Chedraui SA de CV	3,888,046	4,916
	Alpek SAB de CV Class A	5,582,920	4,174
	Gentera SAB de CV	16,434,996	3,866
	Concentradora Fibra Danhos SA de CV	3,602,565	3,261
[2]	Nemak SAB de CV	8,131,726	2,507
	Grupo Rotoplas SAB de CV	2,087,572	1,796
*	Credito Real SAB de CV SOFOM ER	3,297,713	1,730
*	Unifin Financiera SAB de CV	1,882,045	1,633
	Promotora y Operadora de Infraestructura SAB de CV	274,290	1,338
			1,910,365
Netherlands (2.6%)
	ASML Holding NV	6,057,087	2,191,473
[1]	Unilever NV	22,020,552	1,241,381
*,2	Adyen NV	405,282	681,175
*	Prosus NV	6,563,964	655,320
*	Koninklijke Philips NV	13,759,956	637,317
	Koninklijke Ahold Delhaize NV	16,258,622	445,743
	Koninklijke DSM NV	2,614,076	418,063
	ING Groep NV	59,175,061	405,333
	Wolters Kluwer NV	4,018,561	325,369
	Heineken NV	3,566,966	315,739
	Akzo Nobel NV	2,893,759	278,346
	NN Group NV	4,731,820	164,672
*,1	QIAGEN NV	3,361,759	159,635
*	ArcelorMittal SA	10,672,269	144,716
	Koninklijke KPN NV	50,670,329	136,849
*,2	Just Eat Takeaway.com NV (XLON)	1,174,449	130,087
	Heineken Holding NV	1,610,572	124,114
	ASM International NV	706,099	100,853
	IMCD NV	862,817	99,863
*	Randstad NV	1,700,888	84,868
[1]	Unibail-Rodamco-Westfield	2,070,011	83,796
	Aegon NV	27,061,495	72,796
*,2	Signify NV	1,945,421	69,053
*,2	Just Eat Takeaway.com NV (XAMS)	619,138	68,877
	ASR Nederland NV	2,183,395	66,256
[2]	ABN AMRO Bank NV	6,417,995	52,719
	Koninklijke Vopak NV	1,010,638	52,489
	Aalberts NV	1,485,471	49,836
	BE Semiconductor Industries NV	1,087,178	43,806
*	Altice Europe NV	8,839,700	43,462
	SBM Offshore NV	2,558,267	41,342
	Corbion NV	896,020	40,695
*	JDE Peet's BV	944,960	33,660
*	Arcadis NV	1,157,516	26,897
*	Boskalis Westminster	1,282,196	25,783
*	PostNL NV	7,403,049	24,554
	TKH Group NV	683,411	22,005
[2]	GrandVision NV	768,816	21,372
	APERAM SA	760,235	20,402

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
[2]	Intertrust NV	1,257,197	19,493
*	OCI NV	1,527,895	18,292
[2]	Flow Traders	442,622	14,508
*,2	Basic-Fit NV	526,213	12,767
	Accell Group NV	368,631	9,955
	AMG Advanced Metallurgical Group NV	465,776	8,384
*	TomTom NV	1,237,071	8,312
	Eurocommercial Properties NV	699,911	7,640
	NSI NV	220,430	6,961
	Sligro Food Group NV	471,889	6,751
	Vastned Retail NV	240,014	6,347
[1]	Wereldhave NV	678,875	6,309
[2]	NIBC Holding NV	653,211	5,626
	Koninklijke BAM Groep NV	3,931,950	4,873
*,1	Fugro NV	1,187,954	4,534
	ForFarmers NV	486,720	2,845
[2]	B&S Group Sarl	335,200	2,206
*	Brunel International NV	250,245	1,774
*	Altice Europe NV Class B	2,689	14
*,3	SRH NV	672,039	—
			9,748,307
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	8,750,473	202,437
*	Xero Ltd.	1,433,383	111,200
*	a2 Milk Co. Ltd.	11,412,820	110,512
	Spark New Zealand Ltd.	29,334,022	87,054
	Auckland International Airport Ltd.	17,901,262	82,809
	Meridian Energy Ltd.	19,545,792	68,505
	Ryman Healthcare Ltd.	6,388,175	59,117
	Contact Energy Ltd.	11,651,164	56,803
	Fletcher Building Ltd. (XNZE)	13,463,202	36,460
	Chorus Ltd.	6,538,426	36,359
	Mercury NZ Ltd.	9,944,458	35,157
	Infratil Ltd.	7,568,125	27,101
	Goodman Property Trust	16,414,753	26,924
	EBOS Group Ltd.	1,426,138	24,275
	Summerset Group Holdings Ltd.	3,223,035	22,147
	SKYCITY Entertainment Group Ltd.	10,147,038	18,775
*	Pushpay Holdings Ltd.	2,994,846	18,015
	Kiwi Property Group Ltd.	21,859,726	17,770
	Precinct Properties New Zealand Ltd.	12,673,172	14,825
	Genesis Energy Ltd.	7,152,495	14,659
	Freightways Ltd.	2,187,606	12,140
*,3	Metlifecare Ltd.	2,893,540	11,166
	Z Energy Ltd.	5,642,471	10,544
	Vital Healthcare Property Trust	5,342,623	10,271
	Argosy Property Ltd.	11,155,129	10,235
	Vector Ltd.	3,493,400	9,698
[1]	Air New Zealand Ltd.	7,544,246	7,075
	Arvida Group Ltd.	5,293,552	6,119
	Kathmandu Holdings Ltd.	7,288,088	5,618
*	Restaurant Brands New Zealand Ltd.	692,134	5,430
*	Synlait Milk Ltd.	1,467,255	5,166
	Scales Corp. Ltd.	1,484,301	4,973
[1]	Heartland Group Holdings Ltd.	5,569,061	4,933
	Tourism Holdings Ltd.	2,020,055	2,989
	SKY Network Television Ltd.	22,852,176	2,249
	Vista Group International Ltd.	1,745,498	1,737

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Fletcher Building Ltd. (XASX)	312,070	848
*	New Zealand Refining Co. Ltd.	1,912,451	709
			1,182,804
Norway (0.5%)
	DNB ASA	16,014,448	216,272
	Equinor ASA	14,493,237	184,930
	Telenor ASA	9,399,994	145,251
	Orkla ASA	11,731,028	110,739
	Mowi ASA	6,540,499	103,327
	Yara International ASA	2,642,695	92,482
	TOMRA Systems ASA	1,811,510	73,161
*	Schibsted ASA Class A	1,444,667	59,055
*	Norsk Hydro ASA	20,563,719	57,792
*	Adevinta ASA Class B	3,468,536	53,686
	Gjensidige Forsikring ASA	2,547,568	48,544
*	Bakkafrost P/F	786,504	44,993
*	Schibsted ASA Class B	1,212,414	43,747
*	Salmar ASA	802,747	40,764
[2]	Scatec Solar ASA	1,788,653	39,568
*	Storebrand ASA	7,357,495	38,828
*	NEL ASA	19,206,205	36,760
[2]	Entra ASA	2,619,743	34,248
	Aker BP ASA	1,681,315	26,184
*	Nordic Semiconductor ASA	2,300,718	24,200
*	Subsea 7 SA	3,558,992	23,637
	SpareBank 1 SR-Bank ASA	2,507,086	19,994
	Borregaard ASA	1,491,753	19,983
	Kongsberg Gruppen ASA	1,181,398	19,197
	Leroy Seafood Group ASA	4,044,766	18,999
*	Veidekke ASA	1,547,071	17,830
	TGS NOPEC Geophysical Co. ASA	1,784,106	16,459
*	Norwegian Finans Holding ASA	2,282,130	16,445
	Aker ASA Class A	378,884	15,254
	SpareBank 1 SMN	1,761,306	15,194
*	Atea ASA	1,147,436	13,332
	Austevoll Seafood ASA	1,302,602	8,873
[2]	Elkem ASA	3,664,580	7,794
	Frontline Ltd.	1,381,571	7,667
*,2	Sbanken ASA	1,088,193	6,939
[2]	BW LPG Ltd.	1,297,584	5,681
	Grieg Seafood ASA	795,465	5,626
	Norway Royal Salmon ASA	250,314	5,380
	Sparebank 1 Oestlandet	474,426	4,250
	DNO ASA	9,712,105	4,039
	Stolt-Nielsen Ltd.	410,166	3,793
	BW Offshore Ltd.	1,433,701	3,450
	Bonheur ASA	154,899	3,277
	Wallenius Wilhelmsen ASA	1,693,142	3,231
	Ocean Yield ASA	787,299	1,751
*	BW Energy Ltd.	254,025	394
			1,743,000
Other (0.2%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	15,759,336	690,416
Pakistan (0.0%)
*	Lucky Cement Ltd.	3,093,231	12,998
	Engro Corp. Ltd.	4,719,962	8,943
	Habib Bank Ltd.	9,799,381	7,944
*	Hub Power Co. Ltd.	14,922,531	7,617
	MCB Bank Ltd.	6,975,235	7,235

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Pakistan State Oil Co. Ltd.	5,787,767	7,163
	Oil & Gas Development Co. Ltd.	11,206,426	6,608
	Fauji Fertilizer Co. Ltd.	8,687,864	5,733
	Pakistan Petroleum Ltd.	10,883,181	5,677
	Pakistan Oilfields Ltd.	2,255,596	4,521
	Bank Alfalah Ltd.	19,370,467	3,983
	DG Khan Cement Co. Ltd.	5,618,711	3,794
	United Bank Ltd.	5,131,060	3,507
	Engro Fertilizers Ltd.	7,707,774	3,098
	Searle Co. Ltd.	1,340,084	2,024
	Nishat Mills Ltd.	3,769,454	1,992
	Millat Tractors Ltd.	303,083	1,739
	SUI Northern Gas Pipeline	4,642,904	1,603
	National Bank of Pakistan	6,135,281	1,492
	Kot Addu Power Co. Ltd.	5,691,009	999
*	SUI Southern Gas Co. Ltd.	10,754,866	993
	Fauji Cement Co. Ltd.	5,818,507	768
			100,431
Philippines (0.3%)
	SM Investments Corp.	7,481,206	146,715
	SM Prime Holdings Inc.	140,599,670	97,898
	Ayala Land Inc.	117,260,006	79,827
	Ayala Corp.	4,572,652	72,070
	JG Summit Holdings Inc.	43,799,049	58,093
	BDO Unibank Inc.	30,855,313	56,501
	International Container Terminal Services Inc.	17,049,412	40,434
	PLDT Inc.	1,456,641	39,730
	Bank of the Philippine Islands	26,171,781	39,694
	Universal Robina Corp.	13,010,407	37,002
	Manila Electric Co.	3,719,015	23,035
	Metropolitan Bank & Trust Co.	26,263,140	22,076
	Jollibee Foods Corp.	6,014,414	21,093
	Metro Pacific Investments Corp.	216,972,200	17,952
	Globe Telecom Inc.	425,034	17,795
	Security Bank Corp.	6,639,358	13,192
	GT Capital Holdings Inc.	1,443,161	12,808
	San Miguel Food & Beverage Inc.	9,450,036	12,468
	Aboitiz Power Corp.	21,628,990	12,069
	Robinsons Retail Holdings Inc.	8,674,481	11,498
	Puregold Price Club Inc.	13,245,525	11,289
*	Megaworld Corp.	173,289,641	10,841
	San Miguel Corp.	4,980,520	10,487
*	Alliance Global Group Inc.	59,168,248	9,695
	LT Group Inc.	39,048,676	9,307
	Bloomberry Resorts Corp.	49,669,244	7,263
	First Gen Corp.	11,700,517	6,893
	Wilcon Depot Inc.	21,886,092	6,472
	DMCI Holdings Inc.	61,962,463	5,612
*	Manila Water Co. Inc.	17,395,157	5,026
	Vista Land & Lifescapes Inc.	57,838,423	4,023
	Century Pacific Food Inc.	12,141,487	3,891
	D&L Industries Inc.	30,015,102	3,860
	Semirara Mining & Power Corp. Class A	16,139,435	3,530
	Nickel Asia Corp.	42,265,285	3,284
	Filinvest Land Inc.	140,582,968	2,815
*,2	CEMEX Holdings Philippines Inc.	72,548,319	2,367
*	Cebu Air Inc.	2,447,348	1,962
*	Altus Property Ventures Inc.	155,532	41
*,3	Energy Development Corp. China Inc.	41,300	6
			940,614

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
Poland (0.2%)
*	CD Projekt SA	957,286	81,284
*	KGHM Polska Miedz SA	2,089,795	62,531
*	Powszechna Kasa Oszczednosci Bank Polski SA	12,998,645	62,357
*,2	Allegro.eu SA	2,343,658	47,630
*	Powszechny Zaklad Ubezpieczen SA	8,480,212	46,349
	Polski Koncern Naftowy ORLEN SA	4,730,751	45,596
*,2	Dino Polska SA	742,663	40,831
	Polskie Gornictwo Naftowe i Gazownictwo SA	26,055,300	27,477
	Cyfrowy Polsat SA	4,129,574	25,776
*	Bank Polska Kasa Opieki SA	2,399,882	25,683
[2]	PLAY Communications SA	2,210,888	21,691
*	LPP SA	12,644	16,770
*	Orange Polska SA	10,349,119	15,908
	Asseco Poland SA	938,229	15,206
*	Santander Bank Polska SA	465,686	14,496
*	PGE Polska Grupa Energetyczna SA	11,275,466	12,865
	Grupa Lotos SA	1,506,624	10,626
	Kernel Holding SA	695,940	6,778
	KRUK SA	232,966	6,619
*	Tauron Polska Energia SA	13,329,884	5,859
*	mBank SA	186,357	5,450
*	Bank Millennium SA	8,602,611	4,705
	Warsaw Stock Exchange	413,070	4,496
*	CCC SA	439,342	4,308
*,1	Alior Bank SA	1,346,390	3,864
*,1	AmRest Holdings SE	1,019,724	3,552
*	Bank Handlowy w Warszawie SA	498,315	3,481
*	Enea SA	3,020,462	3,454
*	Grupa Azoty SA	653,431	3,390
*	Eurocash SA	1,112,248	3,268
*	Jastrzebska Spolka Weglowa SA	846,583	3,261
*	Energa SA Class A	1,279,655	2,685
*	Ciech SA	347,554	2,285
*,3	getBACK SA	560,985	531
	TEN Square Games SA	1,333	213
			641,275
Portugal (0.1%)
	EDP - Energias de Portugal SA	41,927,227	206,813
	Galp Energia SGPS SA	7,905,101	64,199
	Jeronimo Martins SGPS SA	3,523,116	55,960
	EDP Renovaveis SA	2,337,847	44,444
	REN - Redes Energeticas Nacionais SGPS SA	6,535,445	17,166
	NOS SGPS SA	3,464,460	11,907
*	Banco Comercial Portugues SA	122,907,548	10,808
	Sonae SGPS SA	13,698,608	8,074
*	Navigator Co. SA	3,134,796	6,907
	Corticeira Amorim SGPS SA	556,013	6,377
	Altri SGPS SA	1,438,349	5,561
*	CTT-Correios de Portugal SA	2,045,264	5,004
	Semapa-Sociedade de Investimento e Gestao	301,959	2,270
[1]	Mota-Engil SGPS SA	1,392,207	1,780
			447,270
Qatar (0.2%)
	Qatar National Bank QPSC	68,009,360	330,195
	Qatar Islamic Bank SAQ	18,408,756	81,985
	Industries Qatar QSC	31,046,349	76,614
	Masraf Al Rayan QSC	59,663,962	70,317
	Commercial Bank PSQC	30,131,373	35,313
	Qatar Fuel QSC	7,235,774	34,167

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Qatar Electricity & Water Co. QSC	7,133,785	32,653
	Mesaieed Petrochemical Holding Co.	62,608,717	32,036
	Qatar Gas Transport Co. Ltd.	40,358,805	29,746
	Ooredoo QPSC	14,358,421	26,058
	Barwa Real Estate Co.	27,280,530	24,986
	Qatar International Islamic Bank QSC	10,929,701	24,825
*	Doha Bank QPSC	22,152,620	14,795
	Qatar Insurance Co. SAQ	22,760,634	14,314
	Ezdan Holding Group QSC	22,422,848	10,408
	United Development Co. QSC	25,399,560	10,308
	Qatar Aluminum Manufacturing Co.	40,354,282	9,646
	Vodafone Qatar QSC	23,424,048	8,319
	Al Meera Consumer Goods Co. QSC	1,180,881	6,486
	Gulf International Services QSC	12,647,536	5,350
	Medicare Group	1,948,391	4,599
			883,120
Romania (0.0%)
	Banca Transilvania SA	50,870,047	23,057
Russia (0.6%)
	Sberbank of Russia PJSC	154,969,547	392,764
	Gazprom PJSC	158,200,008	308,233
	LUKOIL PJSC	5,777,243	295,339
	MMC Norilsk Nickel PJSC	751,025	178,750
	Novatek PJSC	13,579,640	163,468
	Tatneft PJSC	18,555,999	95,987
	Rosneft Oil Co. PJSC	15,810,887	70,066
	Polyus PJSC GDR	632,956	62,257
	Surgutneftegas PJSC Preference Shares	117,630,684	53,718
	Surgutneftegas PJSC	99,614,668	41,406
	Transneft PJSC Preference Shares	23,886	39,764
	Magnit PJSC GDR	2,770,792	38,243
	Moscow Exchange MICEX-RTS PJSC	22,326,685	37,708
	Inter RAO UES PJSC	546,611,531	35,058
	Alrosa PJSC	38,188,147	34,372
	Severstal PAO	2,376,987	32,556
	VTB Bank PJSC	77,261,168,711	31,913
	Novatek PJSC GDR	261,023	31,472
	Mobile TeleSystems PJSC ADR	3,890,951	30,427
	Magnit PJSC	500,782	29,815
	Mobile TeleSystems PJSC	6,090,423	23,890
	Novolipetsk Steel PJSC GDR	973,567	22,614
	Tatneft PJSC ADR (XLON)	697,552	21,679
	Polyus PJSC	110,011	21,526
	Rostelecom PJSC	15,124,262	17,675
	PhosAgro PJSC GDR	1,467,987	16,915
	RusHydro PJSC	1,810,876,672	16,486
	Novolipetsk Steel PJSC	6,244,242	14,643
	Magnitogorsk Iron & Steel Works PJSC	28,633,410	13,589
	Detsky Mir PJSC	9,185,579	12,738
	Tatneft PJSC Preference Shares	2,305,355	11,569
	MMC Norilsk Nickel PJSC ADR	437,975	10,439
	Federal Grid Co. Unified Energy System PJSC	4,322,157,542	10,347
	ROSSETI PJSC	477,927,133	8,769
	Rosneft Oil Co. PJSC GDR	1,945,385	8,491
	Sistema PJSFC GDR	1,269,938	7,912
	Severstal PAO GDR	551,906	7,544
	Sistema PJSFC	23,322,541	7,436
	M.Video PJSC	828,709	7,097
	Unipro PJSC	188,845,678	6,152

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Aeroflot PJSC	7,216,283	5,175
	Bashneft PJSC	215,214	4,109
	Surgutneftegas PJSC ADR	972,810	3,996
	OGK-2 PJSC	341,539,407	2,942
	Raspadskaya OJSC	1,767,302	2,476
	Mosenergo PJSC	97,098,956	2,441
	PhosAgro PJSC	64,189	2,281
	ENEL RUSSIA PJSC	176,188,090	2,006
	Rosseti Lenenergo PJSC Preference Shares	855,667	1,572
*	Mechel PJSC	2,098,900	1,432
	TGC-1 PJSC	9,881,936,259	1,316
	Mechel PJSC Preference Shares	1,596,624	1,253
*	RussNeft PJSC	309,506	1,129
*	Mechel PJSC ADR	692,138	921
	Sberbank of Russia PJSC ADR (OOTC)	51,745	523
	Tatneft PJSC ADR (OOTC)	14,090	437
	Bashneft PJSC Preference Shares	27,686	399
	LUKOIL PJSC ADR	3,765	193
	Sberbank of Russia PJSC ADR (XLON)	17,498	177
			2,305,605
Saudi Arabia (0.8%)
[2]	Saudi Arabian Oil Co.	38,113,836	341,942
	Saudi Basic Industries Corp.	13,777,993	330,463
	Al Rajhi Bank	18,617,624	326,692
	Saudi Telecom Co.	9,157,349	243,274
	National Commercial Bank	20,617,882	214,068
	Samba Financial Group	14,916,394	109,580
	Riyad Bank	22,348,902	107,127
	Saudi British Bank	14,433,235	91,366
	Banque Saudi Fransi	8,948,512	70,706
	Saudi Arabian Fertilizer Co.	3,033,932	60,944
*	Saudi Arabian Mining Co.	6,041,319	60,255
	Saudi Electricity Co.	11,844,274	59,752
*	Alinma Bank	14,161,736	57,561
	Almarai Co. JSC	3,879,491	53,407
	Yanbu National Petrochemical Co.	3,470,792	53,138
	Savola Group	4,013,650	49,003
	Arab National Bank	9,641,368	48,684
*	Etihad Etisalat Co.	5,681,246	42,276
	Jarir Marketing Co.	902,158	41,551
	Bank AlBilad	5,464,343	33,834
*	Bupa Arabia for Cooperative Insurance Co.	940,784	28,636
	Dr Sulaiman Al Habib Medical Services Group Co.	1,126,291	28,344
*	Saudi Kayan Petrochemical Co.	10,536,646	26,649
	Advanced Petrochemical Co.	1,600,522	24,680
	Mouwasat Medical Services Co.	714,505	24,378
	Abdullah Al Othaim Markets Co.	678,338	23,579
*	Mobile Telecommunications Co. Saudi Arabia	6,718,384	22,043
	Bank Al-Jazira	5,884,321	20,378
*	Sahara International Petrochemical Co.	5,136,355	19,954
*	Co. for Cooperative Insurance	912,823	19,694
	Southern Province Cement Co.	1,007,850	18,050
	Saudi Industrial Investment Group	3,240,596	17,521
*	Dar Al Arkan Real Estate Development Co.	7,563,274	16,074
	Arabian Centres Co. Ltd.	2,463,591	15,911
	Saudi Cement Co.	1,053,451	15,199
*	National Industrialization Co.	4,812,229	14,501
*	Emaar Economic City	5,974,534	14,167
	National Petrochemical Co.	1,795,702	12,949
	Saudi Airlines Catering Co.	607,528	12,591

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Qassim Cement Co.	647,774	11,881
	Saudia Dairy & Foodstuff Co.	241,475	10,923
*	Rabigh Refining & Petrochemical Co.	3,194,282	10,379
*	Seera Group Holding	2,291,328	10,199
*	Saudi Research & Marketing Group	558,365	10,179
*	Saudi Ground Services Co.	1,339,592	9,995
	Yamama Cement Co.	1,427,642	9,521
	United Electronics Co.	465,519	9,482
	Yanbu Cement Co.	1,064,287	9,379
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	886,973	7,734
	Aldrees Petroleum & Transport Services Co.	455,157	7,703
	Jadwa REIT Saudi Fund	2,201,765	7,615
*	Al Hammadi Co. for Development & Investment	1,010,113	7,610
	Arriyadh Development Co.	1,581,683	7,081
	Dallah Healthcare Co.	598,129	7,019
	Najran Cement Co.	1,496,347	6,262
*	City Cement Co.	1,080,222	5,764
	Leejam Sports Co. JSC	344,206	5,678
	Eastern Province Cement Co.	612,109	5,658
	Dur Hospitality Co.	782,840	5,364
*	Saudi Real Estate Co.	1,369,645	5,325
	Herfy Food Services Co.	410,848	5,292
	Saudi Chemical Co. Holding	639,224	5,282
*	National Agriculture Development Co.	699,599	5,273
	Arabian Cement Co.	630,568	5,170
*	Fawaz Abdulaziz Al Hokair & Co.	990,155	4,925
	Middle East Healthcare Co.	537,873	4,819
*	Saudi Ceramic Co.	453,216	4,683
	National Medical Care Co.	328,157	4,560
	United International Transportation Co.	491,488	4,440
*	Al Jouf Cement Co.	1,573,884	4,372
	National Gas & Industrialization Co.	529,611	4,108
	Saudi Public Transport Co.	998,135	3,986
*	Hail Cement Co.	998,467	3,859
	Astra Industrial Group	651,748	3,810
	Northern Region Cement Co.	1,202,764	3,566
	Bawan Co.	566,952	3,069
*	Mediterranean & Gulf Insurance & Reinsurance Co.	558,459	2,984
*	Aseer Trading Tourism & Manufacturing Co.	879,207	2,822
*	Tabuk Cement Co.	664,237	2,566
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	650,395	2,218
*	Methanol Chemicals Co.	860,115	2,189
*	Zamil Industrial Investment Co.	387,085	2,109
			3,027,774
Singapore (0.7%)
	DBS Group Holdings Ltd.	26,941,423	401,316
	Oversea-Chinese Banking Corp. Ltd.	51,518,953	317,756
	United Overseas Bank Ltd.	19,248,927	267,453
	Singapore Telecommunications Ltd.	112,992,008	167,965
	Ascendas REIT	45,914,621	96,885
	Wilmar International Ltd.	32,143,746	95,163
	CapitaLand Mall Trust	69,171,616	87,679
	Singapore Exchange Ltd.	12,672,552	80,374
	CapitaLand Ltd.	38,631,060	72,695
	Keppel Corp. Ltd.	21,993,220	70,674
	Singapore Technologies Engineering Ltd.	23,560,052	60,227
	Mapletree Logistics Trust	40,143,462	57,345
	Venture Corp. Ltd.	4,056,645	57,186
	Mapletree Industrial Trust	23,972,886	53,427
	Singapore Airlines Ltd.	19,453,140	48,275

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Mapletree Commercial Trust	35,231,340	44,422
	Genting Singapore Ltd.	88,326,282	41,709
	Keppel DC REIT	19,523,512	41,453
	Frasers Logistics & Commercial Trust	40,044,553	36,110
	UOL Group Ltd.	7,797,653	35,543
	City Developments Ltd.	7,380,905	34,276
	Suntec REIT	34,084,108	33,472
	NetLink NBN Trust	45,856,557	32,274
	ComfortDelGro Corp. Ltd.	31,397,282	31,054
	Frasers Centrepoint Trust	17,636,745	27,302
	Keppel REIT	32,836,394	23,947
	Keppel Infrastructure Trust	58,820,240	23,507
	Mapletree North Asia Commercial Trust	34,402,168	21,947
	SATS Ltd.	9,764,122	21,294
	Fortune REIT	25,151,460	21,007
	Jardine Cycle & Carriage Ltd.	1,546,201	20,113
	Ascott Residence Trust	30,103,026	18,329
	Singapore Press Holdings Ltd.	24,862,980	18,011
	Manulife US REIT	24,415,892	17,476
	Sembcorp Industries Ltd.	14,193,929	16,429
	Parkway Life REIT	5,052,522	14,978
	Ascendas India Trust	12,154,737	11,579
*	Sembcorp Marine Ltd.	128,619,441	11,309
	CapitaLand Retail China Trust	12,828,177	10,998
	CDL Hospitality Trusts	14,711,323	10,682
	Hutchison Port Holdings Trust	72,659,235	10,544
	Singapore Post Ltd.	21,219,212	10,346
	Golden Agri-Resources Ltd.	99,206,988	10,256
	ESR-REIT	39,123,794	10,047
	Cromwell European REIT	16,274,800	8,635
	Sheng Siong Group Ltd.	6,621,418	8,093
	StarHub Ltd.	9,440,914	8,086
	Olam International Ltd.	8,354,295	7,837
	Keppel Pacific Oak US REIT	10,752,800	7,539
	Raffles Medical Group Ltd.	11,840,094	6,679
	Lendlease Global Commercial REIT	14,670,000	6,555
	AIMS APAC REIT	7,568,201	6,545
	OUE Commercial REIT	26,567,344	6,336
	ARA LOGOS Logistics Trust	14,476,585	6,312
	First Resources Ltd.	7,051,483	6,255
	Wing Tai Holdings Ltd.	4,684,057	6,139
	Starhill Global REIT	18,969,926	5,767
	AEM Holdings Ltd.	2,290,300	5,669
	Far East Hospitality Trust	12,300,552	5,047
	Soilbuild Business Space REIT	13,381,384	4,412
[3]	Best World International Ltd.	4,538,331	4,313
	Prime US REIT	5,369,500	3,973
	SIA Engineering Co. Ltd.	3,258,858	3,890
	Sabana Shari'ah Compliant Industrial REIT	13,730,773	3,520
	SPH REIT	5,933,111	3,237
	Frasers Property Ltd.	4,005,415	3,196
	Yoma Strategic Holdings Ltd.	16,594,390	3,101
	Frasers Hospitality Trust	10,032,638	2,940
*	Thomson Medical Group Ltd.	86,552,834	2,916
	First REIT	7,158,027	2,098
	Silverlake Axis Ltd.	10,232,621	1,881
	Asian Pay Television Trust	19,477,749	1,684
	Lippo Malls Indonesia Retail Trust	25,283,186	1,631
*	COSCO Shipping International Singapore Co. Ltd.	11,822,194	1,586
[3]	Eagle Hospitality Trust	11,225,800	1,538
	Bumitama Agri Ltd.	3,713,115	1,182

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*,1,3	Hyflux Ltd.	7,030,168	1,081
*,1,3	Noble Group Ltd.	13,223,534	784
*,1,3	Ezra Holdings Ltd.	20,298,532	163
*,3	Berlian Laju Tanker Tbk. PT	18,884,500	65
*,1	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	12,879,086	—
*	Mapletree Logistics Trust Rights Exp. 11/10/2020	781,986	—
			2,745,519
South Africa (1.0%)
*	Naspers Ltd.	6,394,443	1,248,372
	FirstRand Ltd.	70,939,964	164,675
	AngloGold Ashanti Ltd.	6,366,759	146,725
	Gold Fields Ltd.	13,173,286	142,472
	Standard Bank Group Ltd.	19,702,712	128,834
	Sibanye Stillwater Ltd.	39,580,665	116,712
	Impala Platinum Holdings Ltd.	11,351,869	101,035
	MTN Group Ltd.	27,562,618	98,413
*	Capitec Bank Holdings Ltd.	1,180,009	82,931
	Bid Corp. Ltd.	5,142,328	70,799
	Sanlam Ltd.	23,786,539	69,383
	Vodacom Group Ltd.	9,199,609	69,328
	Anglo American Platinum Ltd.	945,643	62,616
	Shoprite Holdings Ltd.	7,597,426	60,193
	Absa Group Ltd.	11,044,566	59,370
	MultiChoice Group	6,674,776	55,046
	Clicks Group Ltd.	3,718,795	53,786
*	Northam Platinum Ltd.	5,361,793	51,516
*	Sasol Ltd.	8,514,676	44,466
	Bidvest Group Ltd.	5,294,888	43,540
	Remgro Ltd.	7,872,669	41,997
*	Harmony Gold Mining Co. Ltd.	7,810,161	38,896
*	Aspen Pharmacare Holdings Ltd.	5,908,320	38,475
	Discovery Ltd.	5,671,305	37,493
[1]	Old Mutual Ltd. (AQXE)	62,957,978	36,187
	Reinet Investments SCA	2,144,472	34,031
	Nedbank Group Ltd.	5,436,683	32,161
	SPAR Group Ltd.	3,015,777	31,971
	Tiger Brands Ltd.	2,573,306	31,919
	Growthpoint Properties Ltd.	46,665,735	30,529
	Mr Price Group Ltd.	4,007,399	30,316
	Woolworths Holdings Ltd.	13,766,904	29,569
	Foschini Group Ltd.	5,112,868	27,227
	Exxaro Resources Ltd.	3,904,761	26,342
	Kumba Iron Ore Ltd.	802,881	23,837
	African Rainbow Minerals Ltd.	1,653,631	23,259
	AVI Ltd.	4,932,425	22,340
	Life Healthcare Group Holdings Ltd.	21,611,730	21,609
	NEPI Rockcastle plc	5,918,170	20,987
	Rand Merchant Investment Holdings Ltd.	11,041,007	19,287
	Netcare Ltd.	22,923,366	18,143
	Pick n Pay Stores Ltd.	5,471,547	17,231
*	Ninety One plc	5,363,118	14,417
	Fortress REIT Ltd. Class A (XJSE)	18,262,220	14,091
	Truworths International Ltd.	7,060,419	13,620
*	Sappi Ltd.	8,692,528	12,403
	Momentum Metropolitan Holdings	14,959,797	11,968
	Barloworld Ltd.	3,118,168	10,956
	Redefine Properties Ltd.	88,423,728	10,867
	Coronation Fund Managers Ltd.	3,940,187	9,121
	Resilient REIT Ltd.	4,623,447	8,751
	Santam Ltd.	565,422	8,530

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
[1]	PSG Group Ltd.	2,521,531	8,149
[2]	Pepkor Holdings Ltd.	10,955,065	8,059
	JSE Ltd.	1,191,247	7,948
	Investec Ltd.	4,306,376	7,929
	Telkom SA SOC Ltd.	4,669,330	7,347
	AECI Ltd.	1,494,692	7,006
[1]	DRDGOLD Ltd.	5,920,741	6,549
[1]	Motus Holdings Ltd.	2,538,999	6,537
[2]	Dis-Chem Pharmacies Ltd.	5,843,344	6,484
	Liberty Holdings Ltd.	1,843,508	6,101
	Transaction Capital Ltd.	4,890,518	5,972
*	Ninety One Ltd.	2,158,838	5,683
	KAP Industrial Holdings Ltd.	39,621,603	5,641
	Imperial Logistics Ltd.	2,574,346	5,459
	Omnia Holdings Ltd.	2,321,218	5,435
[1]	Equites Property Fund Ltd.	5,669,684	5,430
	Allied Electronics Corp. Ltd. Class A	3,252,674	5,344
	Distell Group Holdings Ltd.	1,057,105	5,287
*	Super Group Ltd.	4,692,472	5,262
*	Hyprop Investments Ltd.	4,058,109	5,024
	Reunert Ltd.	2,277,153	4,696
	Investec Australia Property Fund	4,811,939	4,211
*	DataTec Ltd.	2,959,937	4,014
	Astral Foods Ltd.	542,413	3,847
	Cashbuild Ltd.	279,349	3,780
	Wilson Bayly Holmes-Ovcon Ltd.	719,022	3,751
	MAS Real Estate Inc.	5,925,853	3,722
	Old Mutual Ltd. (XJSE)	6,260,031	3,631
	Vukile Property Fund Ltd.	11,477,669	3,412
*	Advtech Ltd.	6,755,987	3,375
	Famous Brands Ltd.	1,225,849	3,251
[1]	Massmart Holdings Ltd.	1,531,109	3,110
*,1	Brait SE	13,063,992	2,841
	Investec Property Fund Ltd.	6,039,937	2,788
	Raubex Group Ltd.	2,246,945	2,761
	Metair Investments Ltd.	2,670,297	2,707
	SA Corporate Real Estate Ltd.	34,846,541	2,598
	Adcock Ingram Holdings Ltd.	1,030,400	2,562
*	Sun International Ltd.	2,982,882	2,477
[1]	Steinhoff International Holdings NV (XJSE)	45,991,229	2,441
	Emira Property Fund Ltd.	6,244,250	2,400
	Alexander Forbes Group Holdings Ltd.	10,185,927	2,113
	EPP NV	5,888,631	2,097
	Curro Holdings Ltd.	3,358,478	2,064
*	Long4Life Ltd.	11,467,455	1,902
*	Blue Label Telecoms Ltd.	8,418,353	1,832
[1]	Hosken Consolidated Investments Ltd.	741,289	1,801
	Fortress REIT Ltd. Class B (XJSE)	16,369,291	1,739
	Attacq Ltd.	8,787,496	1,683
	Hudaco Industries Ltd.	335,298	1,630
	Tsogo Sun Gaming Ltd.	7,609,664	1,628
*	RMB Holdings Ltd.	16,184,676	1,070
*,1,3	Intu Properties plc	14,406,415	331
*	Tsogo Sun Hotels Ltd.	3,035,701	255
	EOH Holdings Ltd.	590,996	174
	Grindrod Ltd.	733,158	169
	Steinhoff International Holdings NV (XETR)	370,866	20
*,1,3	Great Basin Gold Ltd.	2,279,068	—
			3,834,271

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
South Korea (3.7%)
	Samsung Electronics Co. Ltd.	70,541,364	3,545,806
	Samsung Electronics Co. Ltd. Preference Shares	13,317,887	592,445
	SK Hynix Inc.	7,807,424	553,881
	NAVER Corp.	1,998,302	511,308
	LG Chem Ltd.	713,214	388,902
*	Celltrion Inc.	1,554,341	331,889
	Hyundai Motor Co.	2,156,810	315,705
	Samsung SDI Co. Ltd.	800,137	315,203
	Kakao Corp.	804,605	234,616
	KB Financial Group Inc.	5,835,706	208,742
	Hyundai Mobis Co. Ltd.	962,627	192,875
	POSCO	1,041,742	192,310
	Shinhan Financial Group Co. Ltd.	6,736,174	182,768
	Kia Motors Corp.	3,937,228	176,581
	LG Household & Health Care Ltd.	132,976	176,310
	NCSoft Corp.	255,887	175,816
	Samsung C&T Corp.	1,280,238	125,407
	LG Electronics Inc.	1,681,810	125,025
*,2	Samsung Biologics Co. Ltd.	203,643	123,061
	Hana Financial Group Inc.	4,400,748	118,875
	KT&G Corp.	1,634,423	116,705
	Samsung Electro-Mechanics Co. Ltd.	849,232	100,938
	SK Innovation Co. Ltd.	812,679	90,836
	LG Corp.	1,384,605	82,909
*	Celltrion Healthcare Co. Ltd.	1,080,793	81,078
	Samsung Fire & Marine Insurance Co. Ltd.	508,718	80,436
	SK Holdings Co. Ltd.	473,485	77,106
	Samsung SDS Co. Ltd.	490,094	73,134
	Amorepacific Corp.	494,052	69,407
	Woori Financial Group Inc.	8,346,640	65,902
*	Korea Electric Power Corp.	3,189,483	56,261
	Samsung Life Insurance Co. Ltd.	973,945	54,514
*	Shin Poong Pharmaceutical Co. Ltd.	486,303	54,115
	SK Telecom Co. Ltd.	284,156	53,884
*	Coway Co. Ltd.	868,478	53,179
*,1	HLB Inc.	644,117	52,808
	Korea Zinc Co. Ltd.	151,066	51,092
	Seegene Inc.	218,261	49,984
	Mirae Asset Daewoo Co. Ltd.	6,632,123	49,412
	Hanwha Solutions Corp.	1,236,323	48,058
	Hyundai Motor Co. Preference Shares	673,932	47,752
	Lotte Chemical Corp.	226,593	46,863
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	662,846	46,220
*	LG Display Co. Ltd.	3,441,170	42,968
	Hyundai Glovis Co. Ltd.	286,628	42,597
	SK Chemicals Co. Ltd.	137,895	42,313
	CJ CheilJedang Corp.	124,120	39,696
	E-MART Inc.	307,919	38,766
*	Alteogen Inc.	273,689	38,598
	Yuhan Corp.	706,164	37,162
	Korea Investment Holdings Co. Ltd.	593,108	36,228
*	HMM Co. Ltd.	4,338,064	34,569
	Hankook Tire & Technology Co. Ltd.	1,183,584	33,157
	Orion Corp.	342,024	32,772
	Kumho Petrochemical Co. Ltd.	272,561	32,241
	Hotel Shilla Co. Ltd.	475,128	31,320
	Kangwon Land Inc.	1,650,225	30,792
	Hyundai Engineering & Construction Co. Ltd.	1,124,666	30,660
	S-Oil Corp.	625,017	30,184
*	Samsung Heavy Industries Co. Ltd.	6,677,723	30,016

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Hanjin Kal Corp.	452,129	29,764
	LG Innotek Co. Ltd.	219,206	29,717
	Hyundai Steel Co.	1,155,825	29,715
	Samsung Securities Co. Ltd.	1,025,007	29,198
	Daelim Industrial Co. Ltd.	420,909	29,091
	LG Uplus Corp.	2,963,584	29,012
	DB Insurance Co. Ltd.	733,975	28,696
*,2	Netmarble Corp.	261,852	27,204
*	Celltrion Pharm Inc.	280,012	27,086
	Fila Holdings Corp.	792,752	27,050
*	Genexine Inc.	265,623	26,570
	Industrial Bank of Korea	3,607,495	26,193
*	Samsung Engineering Co. Ltd.	2,476,637	25,897
	Hyundai Heavy Industries Holdings Co. Ltd.	134,976	25,686
	Hanmi Pharm Co. Ltd.	109,419	25,457
	Douzone Bizon Co. Ltd.	285,101	25,136
	Hanon Systems	2,514,464	24,934
*	Doosan Heavy Industries & Construction Co. Ltd.	2,039,366	24,816
*,1	KMW Co. Ltd.	435,947	24,165
	GS Holdings Corp.	791,769	23,142
	BNK Financial Group Inc.	4,708,764	23,002
	S-1 Corp.	310,624	22,324
	POSCO Chemical Co. Ltd.	334,593	21,995
	Green Cross Corp.	82,685	21,969
*	Korean Air Lines Co. Ltd.	1,232,980	21,893
	GS Engineering & Construction Corp.	921,095	21,855
	LG Chem Ltd. Preference Shares	75,776	21,011
	Cheil Worldwide Inc.	1,082,982	20,042
	SKC Co. Ltd.	307,101	20,041
	Korea Aerospace Industries Ltd.	1,031,447	19,973
	Shinsegae Inc.	107,148	19,763
	Hyundai Marine & Fire Insurance Co. Ltd.	957,778	19,727
	CJ ENM Co. Ltd.	160,163	18,713
*	Hugel Inc.	97,233	18,109
	Hanwha Corp.	841,740	17,951
*	Pearl Abyss Corp.	99,059	17,617
	NH Investment & Securities Co. Ltd.	2,039,918	17,283
	AMOREPACIFIC Group	446,545	17,273
*	MedPacto Inc.	181,754	17,259
	Mando Corp.	539,472	17,147
	KIWOOM Securities Co. Ltd.	186,110	17,025
	Hansol Chemical Co. Ltd.	135,201	16,867
*	CJ Logistics Corp.	117,815	16,628
*	WONIK IPS Co. Ltd.	567,550	16,192
	LEENO Industrial Inc.	146,665	15,776
	DB HiTek Co. Ltd.	552,389	15,684
*,1	Cellivery Therapeutics Inc.	84,464	15,504
*	OCI Co. Ltd.	278,605	15,340
	SK Telecom Co. Ltd. ADR	725,018	15,269
	Com2uSCorp	154,813	15,268
*,1	Doosan Infracore Co. Ltd.	2,062,781	15,262
	DGB Financial Group Inc.	2,771,335	15,219
	LG Household & Health Care Ltd. Preference Shares	24,877	15,195
*	Hanall Biopharma Co. Ltd.	597,840	14,712
	Hite Jinro Co. Ltd.	494,516	14,685
	SK Materials Co. Ltd.	74,347	14,643
*	GeneOne Life Science Inc.	589,044	14,573
*	HLB Life Science Co. Ltd.	608,708	14,202
	Meritz Securities Co. Ltd.	4,794,654	13,997
	Ecopro BM Co. Ltd.	123,642	13,735
	CJ Corp.	202,146	13,591

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Chong Kun Dang Pharmaceutical Corp.	98,980	13,381
	NongShim Co. Ltd.	52,319	13,316
	Hanssem Co. Ltd.	157,835	13,196
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	694,624	13,195
	Koh Young Technology Inc.	185,018	13,021
	Lotte Shopping Co. Ltd.	175,336	12,984
*	Pharmicell Co. Ltd.	825,985	12,899
	Hyundai Department Store Co. Ltd.	244,310	12,831
*	Oscotec Inc.	350,393	12,821
	Ilyang Pharmaceutical Co. Ltd.	201,314	12,732
	Hyundai Elevator Co. Ltd.	379,483	12,512
	Medytox Inc.	76,343	12,486
*	Hanwha Aerospace Co. Ltd.	558,843	12,482
	HDC Hyundai Development Co-Engineering & Construction	703,273	12,332
	GS Retail Co. Ltd.	422,708	12,004
*	Mezzion Pharma Co. Ltd.	76,058	11,987
	LS Corp.	257,564	11,799
	Youngone Corp.	468,802	11,792
*	Soulbrain Co. Ltd.	60,636	11,617
	Dongjin Semichem Co. Ltd.	478,525	11,612
	JYP Entertainment Corp.	420,628	11,472
	Dongsuh Cos. Inc.	446,366	11,389
	Samsung Card Co. Ltd.	431,719	11,204
*	Doosan Fuel Cell Co. Ltd.	301,178	11,162
	Bukwang Pharmaceutical Co. Ltd.	538,412	11,093
	LOTTE Fine Chemical Co. Ltd.	252,534	10,847
	Korea Electric Power Corp. ADR	1,255,328	10,846
	Ecopro Co. Ltd.	284,480	10,801
*	LegoChem Biosciences Inc.	229,907	10,763
	Hyundai Motor Co. Preference Shares	153,412	10,703
	Lotte Corp.	410,974	10,359
	Korea Gas Corp.	425,880	10,301
	Hyundai Wia Corp.	273,518	10,157
	Posco International Corp.	856,453	10,115
*	NHN Corp.	162,409	9,995
*	Pan Ocean Co. Ltd.	3,138,088	9,991
	BGF retail Co. Ltd.	96,068	9,990
	Meritz Fire & Marine Insurance Co. Ltd.	810,385	9,943
	KCC Corp.	72,595	9,852
	Cosmax Inc.	105,448	9,822
	SK Networks Co. Ltd.	2,442,246	9,796
	Kolmar Korea Co. Ltd.	249,717	9,771
	Doosan Bobcat Inc.	381,238	9,742
*	Hyundai Rotem Co. Ltd.	733,667	9,695
	Kolon Industries Inc.	307,979	9,692
	LS Electric Co. Ltd.	220,622	9,687
	Iljin Materials Co. Ltd.	254,493	9,673
	NHN KCP Corp.	161,878	9,617
	Eo Technics Co. Ltd.	123,131	9,608
*	GemVax & Kael Co. Ltd.	502,023	9,561
	L&F Co. Ltd.	271,169	9,474
	Sam Chun Dang Pharm Co. Ltd.	200,665	9,473
*,1,3	SillaJen Inc.	887,353	9,462
	Hanmi Science Co. Ltd.	199,365	9,409
	Hanjin Transportation Co. Ltd.	222,291	9,279
	SFA Engineering Corp.	287,145	9,267
	Hyosung Corp.	141,259	9,264
	JB Financial Group Co. Ltd.	2,003,644	9,052
	Ottogi Corp.	19,141	8,973
*	Yungjin Pharmaceutical Co. Ltd.	1,422,531	8,958

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Korean Reinsurance Co.	1,362,291	8,936
*	Chabiotech Co. Ltd.	592,669	8,912
	KEPCO Plant Service & Engineering Co. Ltd.	365,477	8,881
	NICE Information Service Co. Ltd.	510,292	8,786
*	Daewoo Engineering & Construction Co. Ltd.	3,249,933	8,648
	Ssangyong Cement Industrial Co. Ltd.	1,764,063	8,647
	Innocean Worldwide Inc.	165,446	8,629
	SK Discovery Co. Ltd.	153,622	8,578
	Hyundai Mipo Dockyard Co. Ltd.	338,740	8,430
	Seoul Semiconductor Co. Ltd.	543,206	8,405
	Paradise Co. Ltd.	727,141	8,207
*	Enzychem Lifesciences Corp.	99,385	8,207
*	ABLBio Inc.	363,904	8,076
*	Binex Co. Ltd.	372,770	8,069
	F&F Co. Ltd.	97,387	7,863
*,1	G-treeBNT Co. Ltd.	321,633	7,856
	DoubleUGames Co. Ltd.	142,529	7,781
	Korea Petrochemical Ind Co. Ltd.	44,685	7,682
	Green Cross Holdings Corp.	380,803	7,576
	L&C Bio Co. Ltd.	197,062	7,520
*	ST Pharm Co. Ltd.	137,603	7,331
*,1	CrystalGenomics Inc.	557,920	7,280
*	Ace Technologies Corp.	409,891	7,277
*	Webzen Inc.	256,364	7,268
*	SM Entertainment Co. Ltd.	282,092	7,239
	Chunbo Co. Ltd.	54,109	7,161
	DongKook Pharmaceutical Co. Ltd.	330,843	7,078
	Dawonsys Co. Ltd.	370,275	6,881
*	Medipost Co. Ltd.	256,264	6,775
*	Studio Dragon Corp.	97,280	6,757
*	CMG Pharmaceutical Co. Ltd.	1,660,042	6,660
	Foosung Co. Ltd.	837,272	6,646
*	Amicogen Inc.	242,802	6,617
*	CJ CGV Co. Ltd.	365,739	6,533
	S&S Tech Corp.	218,007	6,529
	IS Dongseo Co. Ltd.	191,785	6,479
	Huchems Fine Chemical Corp.	317,027	6,427
*	BH Co. Ltd.	353,509	6,405
	AfreecaTV Co. Ltd.	118,722	6,295
	NEPES Corp.	246,881	6,243
*,1	Komipharm International Co. Ltd.	561,953	6,183
	Daewoong Co. Ltd.	294,477	6,142
	Daesang Corp.	287,760	6,120
*,1	Kumho Tire Co. Inc.	1,933,040	6,074
	Poongsan Corp.	274,229	5,965
	PI Advanced Materials Co. Ltd.	234,029	5,962
*,1	Lotte Tour Development Co. Ltd.	461,676	5,899
	Jeil Pharmaceutical Co. Ltd.	104,247	5,855
	Shinhan Financial Group Co. Ltd. ADR	215,838	5,808
	YG Entertainment Inc.	168,347	5,806
*	Telcon RF Pharmaceutical Inc.	1,086,960	5,800
*,1	Helixmith Co. Ltd.	352,525	5,777
	Silicon Works Co. Ltd.	142,565	5,749
	Daou Technology Inc.	345,006	5,729
*	Osstem Implant Co. Ltd.	164,970	5,674
*	Naturecell Co. Ltd.	697,353	5,659
	JW Pharmaceutical Corp.	205,340	5,611
*	TY Holdings Co. Ltd.	310,939	5,576
	Amorepacific Corp. Preference Shares	119,592	5,570
	Daishin Securities Co. Ltd.	465,662	5,543
[1]	Hanwha Life Insurance Co. Ltd.	4,052,591	5,525

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Mcnex Co. Ltd.	184,645	5,417
[1]	Hyosung TNC Co. Ltd.	42,199	5,358
	Daewoong Pharmaceutical Co. Ltd.	65,274	5,281
*	Hyosung Advanced Materials Corp.	43,953	5,219
	Ahnlab Inc.	93,602	5,217
	LG Electronics Inc. Preference Shares	180,540	5,142
	GS Home Shopping Inc.	41,848	5,135
	Hyundai Home Shopping Network Corp.	81,942	5,124
*,1	Doosan Solus Co. Ltd.	181,299	5,108
[1]	Partron Co. Ltd.	590,492	5,083
*,1	Kuk-il Paper Manufacturing Co. Ltd.	1,184,753	5,033
	LG Hausys Ltd.	84,231	4,928
*	SFA Semicon Co. Ltd.	1,127,690	4,927
*	Asiana Airlines Inc.	1,542,217	4,920
*	Duk San Neolux Co. Ltd.	186,808	4,909
	TES Co. Ltd.	222,686	4,894
	Samwha Capacitor Co. Ltd.	108,680	4,888
	RFHIC Corp.	158,868	4,885
	Daea TI Co. Ltd.	959,382	4,881
	HDC Holdings Co. Ltd.	549,835	4,863
*	Hyosung Heavy Industries Corp.	91,676	4,799
[1]	Hana Tour Service Inc.	139,492	4,789
*	Hyundai Bioscience Co. Ltd.	486,170	4,742
	LG International Corp.	345,601	4,738
	Taekwang Industrial Co. Ltd.	7,480	4,709
	LOTTE Himart Co. Ltd.	173,147	4,704
	Handsome Co. Ltd.	190,150	4,701
	Shinsegae International Inc.	36,704	4,618
[1]	Dong-A ST Co. Ltd.	62,046	4,601
	Hyundai Greenfood Co. Ltd.	710,727	4,572
	S&T Motiv Co. Ltd.	102,060	4,562
	Wemade Co. Ltd.	129,459	4,550
	OptoElectronics Solutions Co. Ltd.	114,711	4,469
*	Ananti Inc.	604,017	4,467
	Zinus Inc.	56,883	4,438
*	Dongkuk Steel Mill Co. Ltd.	826,139	4,432
*	Aprogen pharmaceuticals Inc.	3,956,659	4,395
[1]	HS Industries Co. Ltd.	697,653	4,369
*	Cafe24 Corp.	88,097	4,367
	Tokai Carbon Korea Co. Ltd.	52,815	4,319
	NICE Holdings Co. Ltd.	269,431	4,294
	Hankook Technology Group Co. Ltd.	326,131	4,288
*	iNtRON Biotechnology Inc.	349,505	4,216
*	Daeduck Electronics Co. Ltd.	480,137	4,215
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	33,309	4,190
*	Hyundai Electric & Energy System Co. Ltd.	312,421	4,160
	Chongkundang Holdings Corp.	47,714	4,109
	Huons Co. Ltd.	82,419	4,074
*	Innox Advanced Materials Co. Ltd.	103,160	4,047
	Kwang Dong Pharmaceutical Co. Ltd.	501,882	4,030
[1]	Hyundai Construction Equipment Co. Ltd.	181,478	4,015
*	Eutilex Co. Ltd.	142,024	3,967
	Samyang Holdings Corp.	72,292	3,964
	Dong-A Socio Holdings Co. Ltd.	42,149	3,958
*	DIO Corp.	150,858	3,910
	Posco ICT Co. Ltd.	657,268	3,892
	Lotte Chilsung Beverage Co. Ltd.	50,737	3,863
*	AbClon Inc.	156,488	3,849
	Hansae Co. Ltd.	244,595	3,839
	KB Financial Group Inc. ADR	107,004	3,823

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Korea Electric Terminal Co. Ltd.	93,460	3,806
	LIG Nex1 Co. Ltd.	152,964	3,794
	Toptec Co. Ltd.	283,087	3,789
	Doosan Co. Ltd.	89,601	3,705
*	Insun ENT Co. Ltd.	459,310	3,699
	LF Corp.	276,025	3,575
	Dongwon Industries Co. Ltd.	19,907	3,553
*,1	Neowiz	190,681	3,540
	Binggrae Co. Ltd.	70,913	3,486
	Grand Korea Leisure Co. Ltd.	327,215	3,480
	Advanced Process Systems Corp.	186,835	3,479
	Hyosung Chemical Corp.	30,918	3,463
	Meritz Financial Group Inc.	405,574	3,377
*,1	Dentium Co. Ltd.	101,672	3,358
*	NKMax Co. Ltd.	286,819	3,312
	KH Vatec Co. Ltd.	217,085	3,273
	Korea Real Estate Investment & Trust Co. Ltd.	2,017,704	3,204
*	Anterogen Co. Ltd.	82,024	3,190
	Green Cross Cell Corp.	92,720	3,123
[1]	Sangsangin Co. Ltd.	595,893	3,077
*	Hancom Inc.	202,471	3,077
	KC Tech Co. Ltd.	155,703	3,075
*,1	Peptron Inc.	224,189	3,071
	Mirae Asset Life Insurance Co. Ltd.	914,058	3,061
	Jusung Engineering Co. Ltd.	492,171	3,037
*	Hansol Technics Co. Ltd.	396,185	3,023
	i-SENS Inc.	123,699	2,988
	Orion Holdings Corp.	269,162	2,951
	Songwon Industrial Co. Ltd.	233,522	2,941
*	Doosan Heavy Industries & Construction Co. Ltd. Rights Exp. 12/04/2020	810,010	2,934
	SL Corp.	226,919	2,913
[1]	Tongyang Inc.	2,931,378	2,881
	Taeyoung Engineering & Construction Co. Ltd.	324,697	2,877
	Soulbrain Holdings Co. Ltd.	75,123	2,864
	Halla Holdings Corp.	100,730	2,826
	Young Poong Corp.	6,537	2,788
	Sebang Global Battery Co. Ltd.	110,988	2,697
	Vieworks Co. Ltd.	104,382	2,658
	Hansol Paper Co. Ltd.	217,978	2,630
*	Taihan Electric Wire Co. Ltd.	3,401,844	2,626
*,1	Feelux Co. Ltd.	975,639	2,579
[1]	SK Securities Co. Ltd.	4,156,228	2,575
	SK Gas Ltd.	27,211	2,535
[1]	Cuckoo Homesys Co. Ltd.	73,498	2,523
	JW Holdings Corp.	538,335	2,519
	Modetour Network Inc.	204,990	2,518
	Maeil Dairies Co. Ltd.	42,594	2,501
*	STCUBE	332,822	2,478
*,1	CUROCOM Co. Ltd.	1,299,540	2,472
	GOLFZON Co. Ltd.	38,622	2,430
	Daishin Securities Co. Ltd. Preference Shares	274,759	2,420
*	Dongsung Pharmaceutical Co. Ltd.	245,788	2,420
	KEPCO Engineering & Construction Co. Inc.	174,014	2,392
	INTOPS Co. Ltd.	165,565	2,385
[1]	Kumho Industrial Co. Ltd.	384,036	2,383
*,1	Samsung Pharmaceutical Co. Ltd.	753,341	2,361
	CJ CheilJedang Corp. Preference Shares	16,893	2,352
	Youlchon Chemical Co. Ltd.	174,564	2,344
[1]	ICD Co. Ltd.	183,237	2,331
	Dongwon F&B Co. Ltd.	16,098	2,296

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Yuanta Securities Korea Co. Ltd.	959,103	2,295
*,1	Inscobee Inc.	1,124,720	2,241
	Korea Asset In Trust Co. Ltd.	684,948	2,234
	Nexen Tire Corp.	479,236	2,220
*	Korea Line Corp.	1,562,516	2,209
	Hanwha General Insurance Co. Ltd.	891,366	2,206
	KC Co. Ltd.	100,239	2,114
	InBody Co. Ltd.	155,702	2,099
	Youngone Holdings Co. Ltd.	66,408	2,094
*,1	Vidente Co. Ltd.	365,272	2,068
	Namhae Chemical Corp.	294,394	2,065
	iMarketKorea Inc.	274,247	2,065
[1]	Aekyung Industrial Co. Ltd.	107,662	2,065
	Eugene Investment & Securities Co. Ltd.	648,794	2,057
*	Lock&Lock Co. Ltd.	220,558	2,033
	Sungwoo Hitech Co. Ltd.	635,592	1,998
	NS Shopping Co. Ltd.	183,897	1,991
	Kolmar Korea Holdings Co. Ltd.	94,472	1,984
	KT Skylife Co. Ltd.	231,378	1,943
	Kolon Corp.	105,989	1,905
*	Wonik Holdings Co. Ltd.	507,053	1,888
*	Interflex Co. Ltd.	157,432	1,887
	Hanil Cement Co. Ltd.	26,771	1,887
	Samchully Co. Ltd.	27,691	1,865
	Samyang Corp.	43,369	1,849
	Harim Holdings Co. Ltd.	307,752	1,768
*,1	Ssangyong Motor Co.	443,436	1,720
*	Seobu T&D	318,756	1,718
*	Gamevil Inc.	64,037	1,715
	Daeduck Co. Ltd.	313,676	1,706
*	KCC Glass Corp.	64,778	1,699
	Interpark Corp.	900,719	1,695
	Lotte Confectionery Co. Ltd.	19,425	1,690
[1]	Coreana Cosmetics Co. Ltd.	347,984	1,633
*,1	Able C&C Co. Ltd.	251,141	1,622
	Dae Hwa Pharmaceutical Co. Ltd.	134,829	1,587
	Hyundai Livart Furniture Co. Ltd.	116,236	1,584
	Hankook Shell Oil Co. Ltd.	7,144	1,511
*,3	Cellumed Co. Ltd.	278,259	1,466
	E1 Corp.	36,346	1,459
	Cuckoo Holdings Co. Ltd.	18,059	1,459
	Huons Global Co. Ltd.	56,917	1,420
	Humedix Co. Ltd.	73,583	1,412
	Dae Han Flour Mills Co. Ltd.	11,435	1,402
*	Namsun Aluminum Co. Ltd.	389,914	1,367
*	Hanwha Investment & Securities Co. Ltd.	884,222	1,355
	KTB Investment & Securities Co. Ltd.	596,367	1,346
	Woongjin Thinkbig Co. Ltd.	584,754	1,331
	Lotte Food Co. Ltd.	4,921	1,326
	BGF Co. Ltd.	369,483	1,309
*,1	GNCO Co. Ltd.	1,302,432	1,263
	LG HelloVision Co. Ltd.	359,799	1,210
	KISWIRE Ltd.	98,124	1,200
	Namyang Dairy Products Co. Ltd.	5,223	1,177
	Hyundai Corp.	93,266	1,141
	Kyobo Securities Co. Ltd.	192,351	1,133
*,3	Yuyang DNU Co. Ltd.	1,046,564	1,125
	Lutronic Corp.	245,812	1,073
*	Hansol Holdings Co. Ltd.	363,447	1,072
	Seah Besteel Corp.	123,180	1,025
	S&T Dynamics Co. Ltd.	221,389	1,019

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Sung Kwang Bend Co. Ltd.	193,251	1,009
	Tongyang Life Insurance Co. Ltd.	360,906	1,008
*	Homecast Co. Ltd.	380,495	999
[1]	Muhak Co. Ltd.	176,490	990
	KISCO Corp.	239,789	983
	AK Holdings Inc.	63,399	962
*	Agabang&Company	422,993	952
*	Eusu Holdings Co. Ltd.	190,263	895
	Daekyo Co. Ltd.	258,412	864
*	ITM Semiconductor Co. Ltd.	20,141	828
	Cell Biotech Co. Ltd.	58,583	820
	TK Corp.	151,917	797
*,1	COSON Co. Ltd.	171,404	795
	Sam Young Electronics Co. Ltd.	114,740	792
	CJ Freshway Corp.	50,896	731
	Byucksan Corp.	445,606	720
	Hanil Holdings Co. Ltd.	17,634	701
	SBS Media Holdings Co. Ltd.	430,473	626
	Sindoh Co. Ltd.	28,225	551
	Eugene Technology Co. Ltd.	22,176	532
	DB Financial Investment Co. Ltd.	151,899	518
*,1,3	Esmo Corp.	1,357,044	487
	Hyundai Bioland Co. Ltd.	16,274	321
*	Doosan Fuel Cell Co. Ltd. Rights Exp. 12/08/2020	40,356	146
*,3	Tera Resource Co. Ltd.	209,223	9
*,3	CNK International Co. Ltd.	259,916	—
			13,591,161
Spain (1.3%)
	Iberdrola SA	90,028,911	1,063,023
	Banco Santander SA (XMCE)	239,367,479	479,347
[1]	Industria de Diseno Textil SA	15,866,325	391,729
[1,2]	Cellnex Telecom SA	5,223,040	335,272
	Amadeus IT Group SA	6,471,471	308,341
	Banco Bilbao Vizcaya Argentaria SA	100,951,365	291,260
	Telefonica SA	71,101,221	231,294
	Ferrovial SA	7,339,833	158,963
*,2	Aena SME SA	1,077,565	145,187
	Repsol SA	21,269,599	133,532
[1]	Grifols SA	4,906,558	132,596
	Endesa SA	4,824,363	129,434
	Red Electrica Corp. SA	6,563,463	115,612
	CaixaBank SA	55,424,100	101,126
	Siemens Gamesa Renewable Energy SA	3,438,127	97,572
	ACS Actividades de Construccion y Servicios SA	3,510,939	83,458
[1]	Naturgy Energy Group SA	4,480,981	83,248
	Enagas SA	3,820,263	82,456
	Viscofan SA	613,661	41,430
	Bankinter SA	10,636,184	39,972
	Inmobiliaria Colonial Socimi SA	5,116,460	36,422
	Merlin Properties Socimi SA	5,229,337	35,199
[1]	Acciona SA	321,542	32,488
[1]	Pharma Mar SA	214,601	28,810
	Banco de Sabadell SA	87,012,197	26,627
	Ebro Foods SA	1,101,716	24,667
	Mapfre SA	15,367,561	23,187
	Bankia SA	18,563,348	22,836
*	Acerinox SA	2,643,934	20,988
	Banco Santander SA (XMEX)	9,179,183	17,743
	Zardoya Otis SA	2,748,144	16,788
*	Applus Services SA	2,115,379	16,581

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	CIE Automotive SA	844,321	16,524
	Fluidra SA	882,124	15,939
*	Solaria Energia y Medio Ambiente SA	818,219	15,919
	Cia de Distribucion Integral Logista Holdings SA	936,801	15,816
	Faes Farma SA	4,061,728	15,307
*,2	Neinor Homes SA	1,097,914	13,255
[2]	Euskaltel SA	1,391,094	13,227
	Almirall SA	1,166,568	12,477
*,1	Indra Sistemas SA	1,925,618	11,548
	Sacyr SA	5,690,176	9,677
	Prosegur Cia de Seguridad SA	3,968,029	9,089
*	Mediaset Espana Comunicacion SA	2,644,442	8,841
*	Construcciones y Auxiliar de Ferrocarriles SA	264,299	8,373
[2]	Gestamp Automocion SA	2,600,262	7,952
*	Unicaja Banco SA	11,837,842	7,580
*,1	Melia Hotels International SA	1,740,075	6,449
*,2	Global Dominion Access SA	1,626,079	5,785
*,2	Aedas Homes SA	285,679	5,655
*	Liberbank SA	19,217,085	5,142
[1]	Grifols SA Preference Shares Class B	277,108	4,683
[1]	Ence Energia y Celulosa SA	2,030,307	4,535
*	Promotora de Informaciones SA Class A	5,778,279	4,318
[2]	Prosegur Cash SA	5,490,975	4,248
*,1	Distribuidora Internacional de Alimentacion SA	27,399,541	3,595
*	Tecnicas Reunidas SA	446,866	3,583
*,2	Metrovacesa SA	616,319	3,474
	Lar Espana Real Estate Socimi SA	946,274	3,374
	Atresmedia Corp. de Medios de Comunicacion SA	1,286,799	3,373
[1]	NH Hotel Group SA	333,204	834
[1]	Telefonica SA ADR	18,031	60
*,3	Let's GOWEX SA	155,449	—
			4,987,820
Sweden (2.3%)
	Telefonaktiebolaget LM Ericsson Class B	45,713,249	510,366
*	Volvo AB Class B	25,149,060	488,827
	Investor AB Class B	7,647,755	458,399
	Atlas Copco AB Class A	9,451,751	417,212
	Assa Abloy AB Class B	13,808,576	295,952
*	Sandvik AB	16,245,551	289,578
	Hexagon AB Class B	3,898,771	285,769
[1]	Essity AB Class B	9,279,183	268,570
*	Swedbank AB Class A	15,343,834	240,217
	Atlas Copco AB Class B	5,798,947	222,191
	Hennes & Mauritz AB Class B	13,415,832	218,120
*	Skandinaviska Enskilda Banken AB Class A	22,296,843	191,335
*	Svenska Handelsbanken AB Class A	22,369,643	181,254
	Swedish Match AB	2,334,232	175,494
[2]	Evolution Gaming Group AB	2,035,664	150,986
	Kinnevik AB Class B	3,676,376	150,544
[1]	Telia Co. AB	39,003,342	149,233
	Epiroc AB Class A	9,425,166	140,733
*	Svenska Cellulosa AB SCA Class B	9,443,035	127,731
	SKF AB Class B	5,881,749	120,405
	Boliden AB	4,213,256	114,892
*	Nibe Industrier AB Class B	4,604,791	110,878
[1]	Skanska AB Class B	5,497,383	103,107
*	Alfa Laval AB	4,814,462	97,790
	Tele2 AB Class B	8,163,483	96,345
	Castellum AB	4,145,059	86,303
*	Industrivarden AB Class A	3,050,641	81,952

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Epiroc AB Class B	5,609,895	80,309
[1]	Electrolux AB Class B	3,556,114	80,185
	Investor AB Class A	1,274,028	76,181
*	Indutrade AB	1,436,674	72,737
*	Fastighets AB Balder Class B	1,487,675	70,016
*	Industrivarden AB Class C	2,679,121	68,409
*	Securitas AB Class B	4,800,963	67,770
	Getinge AB Class B	3,433,306	67,224
[1]	Husqvarna AB Class B	6,240,680	64,351
	Elekta AB Class B	5,388,629	63,025
*	Trelleborg AB Class B	3,750,103	62,401
	EQT AB	3,120,793	59,299
	Holmen AB Class B	1,487,579	56,334
	ICA Gruppen AB	1,182,890	55,996
*,2	Sinch AB	584,084	55,449
	Lundin Energy AB	2,887,965	55,209
[2]	Thule Group AB	1,607,174	52,584
	Sweco AB Class B	1,031,313	51,896
	Lifco AB Class B	699,738	51,222
	Fabege AB	4,046,983	51,101
	AAK AB	2,605,552	50,710
*	L E Lundbergforetagen AB Class B	1,115,836	50,152
*,2	Dometic Group AB	4,605,491	49,783
*	Swedish Orphan Biovitrum AB	2,727,100	47,032
	Investment AB Latour Class B	1,863,029	43,444
*	BillerudKorsnas AB	2,733,203	42,696
[1]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	13,929,765	38,337
	Wihlborgs Fastigheter AB	2,087,567	37,627
[2]	Bravida Holding AB	3,254,347	37,523
	Axfood AB	1,604,555	37,295
*	AF Poyry AB	1,571,356	35,906
	Avanza Bank Holding AB	1,817,013	34,607
	Wallenstam AB Class B	2,576,877	34,159
	Hexpol AB	3,846,294	33,876
	Nordic Entertainment Group AB Class B	948,481	33,859
*	Saab AB Class B	1,421,718	32,615
	AddTech AB Class B	2,853,848	31,538
	JM AB	1,089,327	31,460
	Beijer Ref AB Class B	1,090,933	30,204
*	Peab AB Class B	3,165,661	29,298
[1]	Intrum AB	1,107,368	27,061
	Kungsleden AB	3,148,108	26,714
	NetEnt AB	2,813,440	26,683
*	Loomis AB Class B	1,168,430	26,060
*	Vitrolife AB	1,017,110	24,743
	Arjo AB Class B	3,365,973	23,927
	NCC AB Class B	1,464,003	23,332
*	Sectra AB Class B	372,455	22,694
	Bure Equity AB	767,813	22,280
	Mycronic AB	1,054,626	22,251
	Hufvudstaden AB Class A	1,697,311	22,159
*,1	SSAB AB Class B	8,028,907	21,660
*	Nyfosa AB	2,607,198	21,557
*	Nolato AB Class B	252,500	21,002
	Catena AB	397,091	16,161
	Lindab International AB	1,009,561	15,585
	Bilia AB Class A	1,130,705	15,040
*	Hansa Biopharma AB	535,552	14,281
*	Betsson AB	1,866,557	14,222
	Klovern AB Class B	9,319,160	14,200
*	SSAB AB Class A	4,858,335	14,099

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Pandox AB Class B	1,387,263	13,850
*	Electrolux Professional AB Class B	3,567,738	13,450
*	Modern Times Group MTG AB Class B	990,339	13,190
*,2	Munters Group AB	1,753,418	13,047
	Atrium Ljungberg AB Class B	696,568	11,253
	Ratos AB Class B	3,020,006	11,003
[2]	Resurs Holding AB	2,375,152	10,858
*	Nobia AB	1,673,777	10,089
	Bonava AB Class B	1,205,315	9,367
*	Concentric AB	546,350	9,053
*,1	Svenska Handelsbanken AB Class B	891,069	8,602
*	Biotage AB	516,237	8,599
	Cloetta AB Class B	2,994,197	7,038
[2]	Attendo AB	1,523,144	6,979
	Investment AB Oresund	494,340	6,539
	SkiStar AB	569,387	6,382
	Klovern AB Preference Shares	169,671	5,984
*	Mekonomen AB	583,776	5,661
*	Adapteo OYJ	606,031	5,566
[1,2]	Scandic Hotels Group AB	2,029,491	5,148
*,1	Clas Ohlson AB Class B	581,734	5,147
	Sagax AB	1,366,371	4,760
	Telefonaktiebolaget LM Ericsson Class A	301,089	3,596
*,1	SAS AB	29,154,471	3,340
	Samhallsbyggnadsbolaget i Norden AB	985,119	3,201
*,1	Collector AB	953,857	1,543
*	Karo Pharma AB	215,903	1,539
	NCC AB Class A	89,636	1,437
*	Volvo AB Class A	64,324	1,249
	Dios Fastigheter AB	168,371	1,179
	Sagax AB Preference Shares	269,035	1,075
	Bonava AB	73,624	555
*	Skandinaviska Enskilda Banken AB Class C	3,947	36
*,3	OW Bunker A/S	129,331	—
			8,444,028
Switzerland (5.7%)
	Nestle SA (Registered)	42,276,175	4,755,137
	Roche Holding AG	10,630,616	3,415,952
	Novartis AG (Registered)	32,584,375	2,539,059
	Zurich Insurance Group AG	2,255,881	749,281
	Lonza Group AG (Registered)	1,123,123	680,512
	ABB Ltd. (Registered)	27,100,885	657,604
	Givaudan SA (Registered)	139,761	569,937
	Sika AG (Registered)	2,104,788	517,788
	Cie Financiere Richemont SA (Registered)	7,702,875	481,459
*	Alcon Inc.	6,933,935	394,216
	Credit Suisse Group AG (Registered)	35,386,084	333,740
	Swiss Re AG	4,251,712	305,105
	Geberit AG (Registered)	535,940	305,041
*	LafargeHolcim Ltd. (Registered) (XSWX)	6,402,364	274,787
	Partners Group Holding AG	252,992	227,770
	SGS SA (Registered)	90,123	225,110
	Swisscom AG (Registered)	386,712	196,682
	Logitech International SA (Registered)	2,251,671	189,425
*	Sonova Holding AG (Registered)	796,356	189,029
	Schindler Holding AG	637,723	163,363
*	Swiss Life Holding AG (Registered)	480,788	161,732
	Straumann Holding AG (Registered)	154,680	161,463
	Kuehne + Nagel International AG (Registered)	769,880	153,871
	Julius Baer Group Ltd.	3,340,530	148,671

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,611	139,278
	Adecco Group AG (Registered)	2,392,427	117,310
	Chocoladefabriken Lindt & Spruengli AG	14,215	112,703
	Roche Holding AG (Bearer)	342,871	110,473
	Temenos AG (Registered)	927,676	99,699
	Swiss Prime Site AG (Registered)	1,160,983	97,673
	Baloise Holding AG (Registered)	703,716	96,237
	EMS-Chemie Holding AG (Registered)	108,848	95,740
	Barry Callebaut AG (Registered)	46,217	95,422
	Swatch Group AG	436,411	92,419
	SIG Combibloc Group AG Class C	4,369,625	89,878
	Tecan Group AG (Registered)	182,122	86,422
	Vifor Pharma AG	754,664	84,934
*	ams AG	3,904,043	83,592
	PSP Swiss Property AG (Registered)	627,652	75,899
*,2	VAT Group AG	396,957	74,475
	Schindler Holding AG (Registered)	259,641	66,739
	Georg Fischer AG (Registered)	65,038	65,691
	LafargeHolcim Ltd. (Registered) (XPAR)	1,401,544	60,246
*	Sunrise Communications Group AG	495,657	59,406
	Belimo Holding AG (Registered)	7,174	53,351
	Clariant AG (Registered)	3,109,573	53,347
	Cembra Money Bank AG	449,710	49,964
	Allreal Holding AG (Registered)	231,252	48,979
[2]	Galenica AG	752,576	47,459
*,1	Idorsia Ltd.	1,708,444	44,834
	Banque Cantonale Vaudoise (Registered)	444,682	43,090
	Bucher Industries AG (Registered)	104,243	40,188
	Helvetia Holding AG (Registered)	508,465	39,870
*	Flughafen Zurich AG (Registered)	292,367	39,456
*	Siegfried Holding AG (Registered)	61,832	39,146
*	Softwareone Holding AG	1,490,286	36,685
	DKSH Holding AG	560,150	36,040
	Bachem Holding AG (Registered) Class B	84,407	34,122
*	Mobimo Holding AG (Registered)	113,739	32,869
*	Zur Rose Group AG	109,561	30,485
	Emmi AG (Registered)	30,087	28,420
	BKW AG	283,162	28,128
	Vontobel Holding AG (Registered)	442,847	27,177
*,1	Dufry AG (Registered)	712,818	26,917
	Daetwyler Holding AG	119,595	26,756
	SFS Group AG	275,757	25,740
[1]	Stadler Rail AG	617,241	24,551
	Forbo Holding AG (Registered)	15,921	24,377
	Swatch Group AG (Registered)	584,768	23,903
	Interroll Holding AG (Registered)	8,895	23,899
	Inficon Holding AG (Registered)	31,247	22,943
[1]	dormakaba Holding AG	48,620	22,355
*	Landis+Gyr Group AG	384,079	21,451
	OC Oerlikon Corp. AG (Registered)	3,060,788	21,306
	Sulzer AG (Registered)	277,974	20,346
	Schweiter Technologies AG	14,511	19,819
	Conzzeta AG (Registered)	19,276	19,430
	Huber + Suhner AG (Registered)	265,534	19,149
	Valiant Holding AG (Registered)	234,590	18,821
	Kardex Holding AG (Registered)	97,336	17,186
	Comet Holding AG (Registered)	117,263	16,485
	VZ Holding AG	187,285	15,738
	St. Galler Kantonalbank AG (Registered)	36,263	15,303
	Berner Kantonalbank AG (Registered)	62,585	14,242
	LEM Holding SA (Registered)	6,923	12,550

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Swissquote Group Holding SA (Registered)	151,841	12,091
	Burckhardt Compression Holding AG	45,045	11,278
[1]	Komax Holding AG (Registered)	58,686	10,630
*	ALSO Holding AG (Registered)	45,121	10,557
	Intershop Holding AG	14,596	8,950
*	Basilea Pharmaceutica AG (Registered)	182,543	8,868
*,1	COSMO Pharmaceuticals NV	101,460	8,203
	Bossard Holding AG (Registered) Class A	50,360	8,181
*,2	Medacta Group SA	95,295	8,082
*	Valora Holding AG (Registered)	55,357	7,903
	Liechtensteinische Landesbank AG	139,777	7,890
	Vetropack Holding AG (Registered)	137,193	7,653
*	Aryzta AG (XSWX)	13,952,603	7,003
	Arbonia AG	601,848	6,682
	Leonteq AG	186,205	6,578
	Bell Food Group AG (Registered)	25,370	6,431
	Zehnder Group AG	133,163	6,369
*	Ascom Holding AG (Registered)	514,940	6,174
	u-blox Holding AG	121,204	6,093
[1]	Autoneum Holding AG	48,637	6,021
*	EFG International AG	1,000,657	5,426
[1]	Bobst Group SA (Registered)	112,562	5,416
	Ypsomed Holding AG (Registered)	42,017	5,225
	Implenia AG (Registered)	243,278	4,879
[2]	Sunrise Communications Group AG	36,266	4,363
*	GAM Holding AG	2,494,333	4,031
	Rieter Holding AG (Registered)	45,700	3,935
*	Hiag Immobilien Holding AG	36,799	3,733
	VP Bank AG (Registered)	32,021	3,633
	APG SGA SA	11,927	2,321
*	Ina Invest Holding AG	44,403	825
*,3	Aryzta AG (XLON)	772,280	370
*	Aryzta AG (XDUB)	37,652	19
			21,013,660
Taiwan (4.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	364,593,748	5,516,185
	MediaTek Inc.	22,399,239	532,436
	Hon Hai Precision Industry Co. Ltd.	182,336,135	494,519
	Delta Electronics Inc.	33,201,649	220,905
	Formosa Plastics Corp.	74,866,724	207,244
	Chunghwa Telecom Co. Ltd.	51,187,198	192,039
	Nan Ya Plastics Corp.	86,904,133	178,513
	CTBC Financial Holding Co. Ltd.	280,241,922	176,976
	Cathay Financial Holding Co. Ltd.	127,323,283	171,089
	United Microelectronics Corp.	157,818,905	169,616
	Largan Precision Co. Ltd.	1,571,346	166,875
	Mega Financial Holding Co. Ltd.	167,810,675	161,703
	Fubon Financial Holding Co. Ltd.	113,353,092	161,478
	Uni-President Enterprises Corp.	73,612,979	157,794
	E.Sun Financial Holding Co. Ltd.	183,504,415	156,018
	China Steel Corp.	189,287,247	134,462
	Formosa Chemicals & Fibre Corp.	52,697,437	126,922
	ASE Technology Holding Co. Ltd.	51,490,461	115,574
	Yuanta Financial Holding Co. Ltd.	182,315,008	113,350
	Taiwan Cement Corp.	78,135,206	110,888
	First Financial Holding Co. Ltd.	157,718,430	110,666
	Hotai Motor Co. Ltd.	4,938,625	104,089
	Quanta Computer Inc.	41,038,648	103,551
	Taiwan Cooperative Financial Holding Co. Ltd.	149,952,312	100,728
	Chailease Holding Co. Ltd.	19,863,701	96,496

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Asustek Computer Inc.	10,931,511	92,875
	Realtek Semiconductor Corp.	7,351,988	91,587
	Hua Nan Financial Holdings Co. Ltd.	150,028,305	90,270
	Taiwan Mobile Co. Ltd.	25,312,541	86,468
	Novatek Microelectronics Corp.	8,824,121	82,463
	Yageo Corp.	6,492,451	80,882
	President Chain Store Corp.	8,736,379	78,853
	Catcher Technology Co. Ltd.	11,438,062	72,306
	Taishin Financial Holding Co. Ltd.	163,534,519	72,117
	Shanghai Commercial & Savings Bank Ltd.	52,216,560	67,690
	Win Semiconductors Corp.	6,171,163	67,323
	Pegatron Corp.	31,128,541	67,083
	Advantech Co. Ltd.	6,474,894	65,551
	China Development Financial Holding Corp.	222,493,938	65,293
	SinoPac Financial Holdings Co. Ltd.	166,189,200	62,214
	Airtac International Group	2,310,766	62,208
	Chang Hwa Commercial Bank Ltd.	103,434,629	61,674
	Accton Technology Corp.	8,201,436	59,586
	Formosa Petrochemical Corp.	21,045,003	57,935
	Silergy Corp.	931,661	57,440
	Far Eastern New Century Corp.	61,386,493	55,420
	Lite-On Technology Corp.	33,484,809	54,544
	Far EasTone Telecommunications Co. Ltd.	25,446,902	53,405
	Shin Kong Financial Holding Co. Ltd.	190,818,951	53,152
	Asia Cement Corp.	36,139,955	52,021
	Globalwafers Co. Ltd.	3,278,436	47,742
	Unimicron Technology Corp.	19,908,661	47,570
	Giant Manufacturing Co. Ltd.	4,660,958	46,045
	Vanguard International Semiconductor Corp.	14,016,461	45,792
*	Innolux Corp.	129,714,515	45,022
	Micro-Star International Co. Ltd.	10,811,460	43,580
	Wistron Corp.	43,518,524	43,507
	Walsin Technology Corp.	7,506,615	42,987
*	Oneness Biotech Co. Ltd.	4,104,000	42,304
	Compal Electronics Inc.	64,496,652	42,019
	Feng TAY Enterprise Co. Ltd.	6,917,873	41,993
	Eclat Textile Co. Ltd.	3,155,128	41,983
*	AU Optronics Corp.	102,183,874	41,270
	Parade Technologies Ltd.	1,067,732	40,802
	Zhen Ding Technology Holding Ltd.	9,257,214	39,234
	Inventec Corp.	48,387,836	38,298
*	Acer Inc.	44,550,771	37,232
	Cheng Shin Rubber Industry Co. Ltd.	29,408,063	37,146
	Pou Chen Corp.	41,837,366	36,967
	Hiwin Technologies Corp.	4,080,602	35,605
	Merida Industry Co. Ltd.	3,631,004	35,400
	Taiwan High Speed Rail Corp.	33,074,487	35,007
	China Life Insurance Co. Ltd.	50,040,041	33,557
	Wiwynn Corp.	1,316,000	33,486
	Powertech Technology Inc.	11,025,231	32,622
	Foxconn Technology Co. Ltd.	18,451,233	32,359
	Synnex Technology International Corp.	21,523,184	31,988
	WPG Holdings Ltd.	23,402,420	31,786
	Simplo Technology Co. Ltd.	2,831,139	31,580
	Walsin Lihwa Corp.	50,599,176	31,442
	Teco Electric & Machinery Co. Ltd.	29,934,034	31,307
	Tripod Technology Corp.	7,872,270	31,305
	Macronix International	27,251,546	30,589
	Chroma ATE Inc.	6,296,121	29,998
	Chicony Electronics Co. Ltd.	9,739,280	29,362
	Voltronic Power Technology Corp.	830,425	28,485

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Sino-American Silicon Products Inc.	8,103,540	28,311
	Winbond Electronics Corp.	46,547,469	27,648
*	Evergreen Marine Corp. Taiwan Ltd.	41,515,779	27,468
	Taiwan Business Bank	83,364,023	27,424
	ASMedia Technology Inc.	540,775	27,147
	Poya International Co. Ltd.	1,230,465	26,576
	Compeq Manufacturing Co. Ltd.	17,310,494	26,421
	Radiant Opto-Electronics Corp.	6,704,517	26,416
	Nien Made Enterprise Co. Ltd.	2,273,202	25,628
	Phison Electronics Corp.	2,457,894	25,585
	Nanya Technology Corp.	12,483,186	25,296
	ASPEED Technology Inc.	521,873	25,258
	Genius Electronic Optical Co. Ltd.	1,283,565	25,230
	Chunghwa Telecom Co. Ltd. ADR	640,478	24,197
	Elite Material Co. Ltd.	4,550,298	23,908
	Ruentex Development Co. Ltd.	17,185,417	23,765
	Highwealth Construction Corp.	15,950,803	23,168
	Sinbon Electronics Co. Ltd.	3,390,391	22,855
	Taiwan Fertilizer Co. Ltd.	12,641,225	22,651
	ITEQ Corp.	5,139,029	21,588
	Elan Microelectronics Corp.	4,507,344	21,291
	Chipbond Technology Corp.	9,538,255	20,895
	eMemory Technology Inc.	1,037,253	20,747
	International Games System Co. Ltd.	770,763	20,283
	Lien Hwa Industrial Holdings Corp.	14,260,402	19,950
	Makalot Industrial Co. Ltd.	2,989,234	19,815
	FLEXium Interconnect Inc.	4,779,334	19,513
	Gigabyte Technology Co. Ltd.	7,722,160	19,431
	E Ink Holdings Inc.	14,259,378	19,148
	King's Town Bank Co. Ltd.	14,012,696	18,994
	Cheng Loong Corp.	15,853,761	18,836
	United Integrated Services Co. Ltd.	2,699,603	18,744
	King Yuan Electronics Co. Ltd.	17,207,721	18,063
*	Epistar Corp.	15,287,425	17,955
	Lotes Co. Ltd.	1,094,038	16,726
	Taichung Commercial Bank Co. Ltd.	43,481,991	16,503
	TA Chen Stainless Pipe	21,221,620	16,273
*	United Renewable Energy Co. Ltd.	30,387,363	16,123
	Formosa Taffeta Co. Ltd.	14,612,498	16,001
	Goldsun Building Materials Co. Ltd.	17,422,982	15,989
	Great Wall Enterprise Co. Ltd.	9,915,544	15,606
	Ruentex Industries Ltd.	6,671,063	15,453
	Standard Foods Corp.	7,205,849	15,412
	Nan Kang Rubber Tire Co. Ltd.	10,531,745	15,288
	Eternal Materials Co. Ltd.	12,897,248	15,188
	Taiwan Surface Mounting Technology Corp.	4,564,113	15,034
	United Microelectronics Corp. ADR	2,815,643	14,923
	Merry Electronics Co. Ltd.	2,984,144	14,730
	China Petrochemical Development Corp.	48,976,290	14,660
	Mitac Holdings Corp.	14,832,570	14,652
	Eva Airways Corp.	38,668,943	14,614
	IBF Financial Holdings Co. Ltd.	35,049,691	14,418
	momo.com Inc.	584,801	13,995
	Bizlink Holding Inc.	1,811,556	13,930
	Qisda Corp.	21,222,660	13,904
	Jentech Precision Industrial Co. Ltd.	1,308,948	13,666
	Tong Hsing Electronic Industries Ltd.	3,062,610	13,518
*	China Airlines Ltd.	44,015,442	13,479
	Nan Ya Printed Circuit Board Corp.	3,297,556	13,342
*	Microbio Co. Ltd.	5,236,488	13,308
*	AU Optronics Corp. ADR	3,328,829	13,249

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	CTCI Corp.	9,716,642	13,232
	Far Eastern Department Stores Ltd.	16,005,887	13,219
	Wistron NeWeb Corp.	4,876,164	12,887
	TCI Co. Ltd.	1,609,788	12,858
	General Interface Solution Holding Ltd.	3,207,276	12,754
*	HannStar Display Corp.	39,686,793	12,745
	Global Unichip Corp.	1,392,525	12,641
	Nantex Industry Co. Ltd.	4,642,409	12,543
	Taiwan Union Technology Corp.	3,698,239	12,322
*	HTC Corp.	11,905,079	11,968
*	Yulon Motor Co. Ltd.	9,555,574	11,914
	TXC Corp.	4,393,090	11,848
	Huaku Development Co. Ltd.	3,768,856	11,427
	Chilisin Electronics Corp.	3,088,701	11,416
	Far Eastern International Bank	31,199,011	11,295
	Alchip Technologies Ltd.	664,520	11,277
	Taiwan Paiho Ltd.	4,473,592	11,130
	Shin Zu Shing Co. Ltd.	2,236,166	11,120
	Capital Securities Corp.	29,002,508	11,067
	TPK Holding Co. Ltd.	6,229,313	10,994
	Arcadyan Technology Corp.	3,070,082	10,728
	Hota Industrial Manufacturing Co. Ltd.	3,480,069	10,709
*	Grand Pacific Petrochemical	13,399,283	10,675
	Advanced Ceramic X Corp.	847,971	10,638
	Taiwan Secom Co. Ltd.	3,449,466	10,586
	Kinsus Interconnect Technology Corp.	4,309,758	10,438
*	XinTec Inc.	2,457,714	10,355
	LandMark Optoelectronics Corp.	1,115,155	10,347
	YFY Inc.	14,996,047	10,188
	Topco Scientific Co. Ltd.	2,540,260	10,185
	Wan Hai Lines Ltd.	11,081,127	10,164
	International CSRC Investment Holdings Co.	14,780,159	10,140
	Grape King Bio Ltd.	1,741,683	10,119
	Pixart Imaging Inc.	1,689,804	10,062
	ChipMOS Technologies Inc.	10,126,348	9,980
	Tung Ho Steel Enterprise Corp.	9,300,567	9,834
	King Slide Works Co. Ltd.	972,930	9,805
	Run Long Construction Co. Ltd.	4,359,737	9,650
*	TaiMed Biologics Inc.	3,023,087	9,464
*	Adimmune Corp.	4,616,575	9,450
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,486,593	9,248
	Tong Yang Industry Co. Ltd.	6,962,142	9,186
	Asia Vital Components Co. Ltd.	3,873,644	9,131
*	Center Laboratories Inc.	4,071,341	9,035
	Primax Electronics Ltd.	5,786,882	8,995
	Robinsons Land Corp.	28,965,742	8,970
	Sigurd Microelectronics Corp.	6,758,585	8,931
	AP Memory Technology Corp.	839,073	8,863
	Sercomm Corp.	3,440,250	8,840
	Visual Photonics Epitaxy Co. Ltd.	3,131,609	8,840
	Clevo Co.	8,693,551	8,795
	Wafer Works Corp.	7,895,685	8,761
	Cheng Uei Precision Industry Co. Ltd.	6,166,595	8,726
*	Gold Circuit Electronics Ltd.	5,621,941	8,653
	Charoen Pokphand Enterprise	3,580,431	8,613
	Everlight Electronics Co. Ltd.	6,471,687	8,593
*	Taiwan Glass Industry Corp.	19,308,615	8,475
	Taiwan Hon Chuan Enterprise Co. Ltd.	4,138,133	8,458
	Getac Technology Corp.	5,072,752	8,352
	WT Microelectronics Co. Ltd.	6,424,486	8,272
	TTY Biopharm Co. Ltd.	3,079,457	8,222

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Asia Optical Co. Inc.	3,667,519	8,172
	Ardentec Corp.	6,969,391	8,157
	Chong Hong Construction Co. Ltd.	2,879,790	8,021
*	Transcend Information Inc.	3,573,325	7,968
	Kinpo Electronics	21,358,193	7,871
	Advanced Wireless Semiconductor Co.	2,263,030	7,824
	TaiDoc Technology Corp.	960,645	7,778
	AURAS Technology Co. Ltd.	991,000	7,614
	Yulon Finance Corp.	2,243,361	7,594
	Supreme Electronics Co. Ltd.	7,136,033	7,572
	Century Iron & Steel Industrial Co. Ltd.	1,658,000	7,548
*	OBI Pharma Inc.	1,925,745	7,539
	Sunny Friend Environmental Technology Co. Ltd.	1,015,798	7,514
	Shinkong Synthetic Fibers Corp.	18,482,312	7,492
	Longchen Paper & Packaging Co. Ltd.	13,134,579	7,413
	Fulgent Sun International Holding Co. Ltd.	1,767,744	7,411
	Foxsemicon Integrated Technology Inc.	1,212,131	7,356
	Career Technology MFG. Co. Ltd.	7,165,395	7,244
	Solar Applied Materials Technology Co.	4,796,000	7,193
	Holy Stone Enterprise Co. Ltd.	2,034,126	7,162
	Coretronic Corp.	5,952,212	7,133
	U-Ming Marine Transport Corp.	7,012,610	7,117
	Hannstar Board Corp.	5,130,657	7,037
*	PharmaEssentia Corp.	2,508,748	7,029
	Ennoconn Corp.	887,668	7,008
	USI Corp.	11,088,641	6,849
	TSRC Corp.	9,655,009	6,845
	Sitronix Technology Corp.	1,532,567	6,759
	Chunghwa Precision Test Tech Co. Ltd.	284,368	6,734
*	Asia Pacific Telecom Co. Ltd.	20,489,002	6,731
	Dynapack International Technology Corp.	2,401,479	6,704
	Unitech Printed Circuit Board Corp.	9,077,956	6,694
	Sanyang Motor Co. Ltd.	8,437,689	6,653
*	Via Technologies Inc.	4,951,909	6,504
	Kindom Development Co. Ltd.	5,292,955	6,451
	Cub Elecparts Inc.	1,159,865	6,439
	Gudeng Precision Industrial Co. Ltd.	709,000	6,411
	Casetek Holdings Ltd.	2,113,685	6,392
	Sporton International Inc.	786,174	6,285
	St. Shine Optical Co. Ltd.	692,727	6,278
	China Steel Chemical Corp.	1,952,245	6,256
	Holtek Semiconductor Inc.	2,530,952	6,242
	Greatek Electronics Inc.	3,573,961	6,227
	Cathay Real Estate Development Co. Ltd.	9,265,505	6,176
	Oriental Union Chemical Corp.	10,677,474	6,130
	Pan Jit International Inc.	4,712,398	5,949
	A-DATA Technology Co. Ltd.	3,070,467	5,931
	Global Mixed Mode Technology Inc.	1,134,342	5,923
	AcBel Polytech Inc.	6,468,994	5,914
	D-Link Corp.	9,267,679	5,878
	Fusheng Precision Co. Ltd.	932,000	5,875
	Swancor Holding Co. Ltd.	1,056,426	5,845
*	China Man-Made Fiber Corp.	19,897,497	5,817
	RichWave Technology Corp.	699,000	5,815
	Universal Vision Biotechnology Co. Ltd.	640,000	5,775
*	China Motor Corp.	3,709,222	5,764
	Jih Sun Financial Holdings Co. Ltd.	15,576,746	5,728
	Taiwan Cogeneration Corp.	4,269,754	5,683
	Tainan Spinning Co. Ltd.	13,099,940	5,640
	Alpha Networks Inc.	6,238,750	5,640
	Systex Corp.	1,966,140	5,576

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	BES Engineering Corp.	21,691,754	5,564
	Cleanaway Co. Ltd.	1,006,359	5,547
	Nan Liu Enterprise Co. Ltd.	680,000	5,524
*	Yang Ming Marine Transport Corp.	13,629,962	5,487
	Nichidenbo Corp.	3,451,000	5,426
	Lealea Enterprise Co. Ltd.	11,756,771	5,418
	Taiwan PCB Techvest Co. Ltd.	3,788,549	5,399
*	Brighton-Best International Taiwan Inc.	6,042,000	5,392
	President Securities Corp.	10,431,087	5,370
	KMC Kuei Meng International Inc.	739,000	5,370
	Egis Technology Inc.	979,582	5,346
	Faraday Technology Corp.	3,656,786	5,339
*	Ho Tung Chemical Corp.	14,449,141	5,337
	Sonix Technology Co. Ltd.	2,283,316	5,330
	Innodisk Corp.	1,008,680	5,287
	ITE Technology Inc.	2,189,399	5,282
	Taiflex Scientific Co. Ltd.	3,001,994	5,266
*	Motech Industries Inc.	3,974,214	5,230
	Farglory Land Development Co. Ltd.	3,365,158	5,182
	Elite Semiconductor Microelectronics Technology Inc.	3,504,717	5,147
	Taiwan Semiconductor Co. Ltd.	3,253,342	5,119
	FocalTech Systems Co. Ltd.	2,836,403	5,084
	Test Research Inc.	2,601,878	5,060
	Chlitina Holding Ltd.	824,977	5,055
*	Medigen Vaccine Biologics Corp.	1,716,000	5,050
	PChome Online Inc.	1,491,661	5,029
	Yieh Phui Enterprise Co. Ltd.	13,939,938	4,955
	Chin-Poon Industrial Co. Ltd.	4,655,799	4,940
	China General Plastics Corp.	6,428,807	4,918
	ScinoPharm Taiwan Ltd.	4,979,946	4,918
	Machvision Inc.	495,775	4,914
	China Metal Products	4,179,113	4,866
	Taiwan FamilyMart Co. Ltd.	532,073	4,863
	UPC Technology Corp.	10,529,277	4,790
	SDI Corp.	2,231,876	4,716
	Darfon Electronics Corp.	3,374,164	4,672
	Prince Housing & Development Corp.	12,565,870	4,638
*	Mercuries Life Insurance Co. Ltd.	15,479,725	4,602
	Chaun-Choung Technology Corp.	568,645	4,598
	Elite Advanced Laser Corp.	2,070,862	4,591
	Gemtek Technology Corp.	4,704,668	4,572
	Fittech Co. Ltd.	926,000	4,510
*	Wisdom Marine Lines Co. Ltd.	6,075,487	4,507
*	Lite-On Semiconductor Corp.	3,013,636	4,445
	Lung Yen Life Service Corp.	2,407,221	4,444
	Wah Lee Industrial Corp.	1,988,126	4,436
*	Savior Lifetec Corp.	3,918,000	4,389
*	Taigen Biopharmaceuticals Holdings Ltd.	4,957,526	4,313
	Unizyx Holding Corp.	5,437,555	4,292
	Gourmet Master Co. Ltd.	1,169,237	4,280
	TA-I Technology Co. Ltd.	1,795,535	4,249
*	Lotus Pharmaceutical Co. Ltd.	1,510,189	4,231
	CMC Magnetics Corp.	15,209,610	4,229
	Speed Tech Corp.	1,249,000	4,213
	Ta Ya Electric Wire & Cable	5,971,981	4,203
	Taiwan Styrene Monomer	7,383,977	4,161
	Wei Chuan Foods Corp.	5,921,507	4,146
*	Hung Sheng Construction Ltd.	6,756,384	4,043
	Formosa International Hotels Corp.	903,756	4,033
	Topkey Corp.	758,000	4,030
*	OptoTech Corp.	5,041,266	3,974

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Mercuries & Associates Holding Ltd.	5,454,546	3,968
	Tung Thih Electronic Co. Ltd.	903,118	3,938
	Hu Lane Associate Inc.	1,400,482	3,932
	Federal Corp.	5,569,195	3,896
	Hsin Kuang Steel Co. Ltd.	3,515,403	3,869
*	Roo Hsing Co. Ltd.	9,653,144	3,868
*	Taiwan TEA Corp.	6,674,399	3,842
	Syncmold Enterprise Corp.	1,278,099	3,835
	Johnson Health Tech Co. Ltd.	1,651,092	3,802
*	Dynamic Electronics Co. Ltd.	5,850,392	3,783
	Yeong Guan Energy Technology Group Co. Ltd.	1,172,217	3,761
	YungShin Global Holding Corp.	2,504,434	3,759
	Xxentria Technology Materials Corp.	1,826,444	3,647
	Radium Life Tech Co. Ltd.	9,717,715	3,590
	Pan-International Industrial Corp.	5,952,613	3,575
*	Ritek Corp.	9,716,658	3,540
	Aten International Co. Ltd.	1,216,480	3,499
	Test Rite International Co. Ltd.	3,927,824	3,454
	Chief Telecom Inc.	267,000	3,425
	Concraft Holding Co. Ltd.	1,110,773	3,371
	Soft-World International Corp.	1,167,372	3,322
	Lextar Electronics Corp.	5,235,368	3,310
	Kung Long Batteries Industrial Co. Ltd.	684,932	3,283
*	Gigastorage Corp.	3,616,939	3,271
	Asia Polymer Corp.	4,894,789	3,254
	Ginko International Co. Ltd.	725,569	3,246
*	GeneReach Biotechnology Corp.	634,000	3,206
	Kinik Co.	1,554,479	3,183
	Quanta Storage Inc.	2,485,136	3,158
	Sampo Corp.	3,843,497	3,107
	AmTRAN Technology Co. Ltd.	8,622,832	3,076
	Gigasolar Materials Corp.	482,250	3,004
*	Medigen Biotechnology Corp.	1,490,797	2,983
*	CSBC Corp. Taiwan	3,381,675	2,911
	Orient Semiconductor Electronics Ltd.	7,495,208	2,903
	YC INOX Co. Ltd.	3,611,613	2,894
	WUS Printed Circuit Co. Ltd.	2,798,785	2,853
	Sinyi Realty Inc.	2,834,300	2,836
	Sunonwealth Electric Machine Industry Co. Ltd.	1,367,000	2,801
	Altek Corp.	3,071,823	2,767
	Sunplus Technology Co. Ltd.	5,564,752	2,749
	Evergreen International Storage & Transport Corp.	5,376,793	2,719
	Ton Yi Industrial Corp.	7,799,324	2,709
	Zeng Hsing Industrial Co. Ltd.	564,619	2,692
	Gloria Material Technology Corp.	4,968,126	2,680
	Global Brands Manufacture Ltd.	3,526,999	2,675
*	Shining Building Business Co. Ltd.	7,481,769	2,660
	HannsTouch Solution Inc.	7,632,304	2,659
	Firich Enterprises Co. Ltd.	2,966,719	2,648
	Rich Development Co. Ltd.	7,641,660	2,636
	Cyberlink Corp.	738,695	2,631
	Flytech Technology Co. Ltd.	1,236,785	2,610
	Namchow Holdings Co. Ltd.	1,739,971	2,608
	Everlight Chemical Industrial Corp.	4,547,329	2,602
	CyberTAN Technology Inc.	5,190,006	2,543
	Yulon Nissan Motor Co. Ltd.	293,842	2,531
	Depo Auto Parts Ind Co. Ltd.	1,520,025	2,507
*	Newmax Technology Co. Ltd.	1,764,000	2,430
	Tyntek Corp.	3,939,095	2,414
	Silicon Integrated Systems Corp.	6,084,628	2,392
	Formosan Rubber Group Inc.	3,388,306	2,383

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Huang Hsiang Construction Corp.	1,753,571	2,376
	Darwin Precisions Corp.	5,966,570	2,309
	IEI Integration Corp.	1,496,669	2,301
	Kuo Toong International Co. Ltd.	3,032,809	2,291
	PharmaEngine Inc.	1,169,477	2,233
	Adlink Technology Inc.	947,484	2,189
*	Li Peng Enterprise Co. Ltd.	7,954,714	2,173
	Iron Force Industrial Co. Ltd.	786,535	2,154
	Ichia Technologies Inc.	3,448,439	2,131
	KEE TAI Properties Co. Ltd.	6,190,979	2,089
*	ALI Corp.	2,008,362	2,035
	Apex International Co. Ltd.	778,000	2,022
*	Taiwan Land Development Corp.	7,642,935	1,966
	Zinwell Corp.	3,026,006	1,925
	Brogent Technologies Inc.	542,643	1,900
	Chung Hwa Pulp Corp.	5,834,818	1,880
	Weltrend Semiconductor	1,751,182	1,879
	Advanced International Multitech Co. Ltd.	1,379,115	1,870
	Elitegroup Computer Systems Co. Ltd.	3,131,479	1,858
	Rechi Precision Co. Ltd.	2,743,896	1,843
	Basso Industry Corp.	1,369,339	1,838
	Li Cheng Enterprise Co. Ltd.	1,934,420	1,831
*	Bank of Kaohsiung Co. Ltd.	5,152,679	1,811
	Wowprime Corp.	666,817	1,743
	China Chemical & Pharmaceutical Co. Ltd.	2,157,766	1,718
[3]	Pharmally International Holding Co. Ltd.	868,039	1,718
	Sincere Navigation Corp.	3,147,309	1,570
	Hong Pu Real Estate Development Co. Ltd.	1,871,931	1,556
	Posiflex Technology Inc.	546,612	1,499
	CHC Healthcare Group	1,151,222	1,497
	Lingsen Precision Industries Ltd.	3,971,421	1,483
	L&K Engineering Co. Ltd.	1,631,623	1,479
	ASE Technology Holding Co. Ltd. ADR	322,923	1,476
	TYC Brother Industrial Co. Ltd.	2,030,099	1,472
	Vivotek Inc.	518,724	1,317
	Taiyen Biotech Co. Ltd.	1,135,580	1,299
	Senao International Co. Ltd.	1,286,428	1,283
	Globe Union Industrial Corp.	2,345,001	1,258
	Ability Enterprise Co. Ltd.	2,670,904	1,208
	Jess-Link Products Co. Ltd.	1,013,887	1,203
*	Etron Technology Inc.	1,937,840	1,140
*	AGV Products Corp.	4,265,983	1,104
	Infortrend Technology Inc.	2,587,873	1,092
	China Electric Manufacturing Corp.	2,853,227	1,082
	FSP Technology Inc.	868,071	1,012
*	Phihong Technology Co. Ltd.	2,251,679	923
	Tong-Tai Machine & Tool Co. Ltd.	1,868,126	922
	Sheng Yu Steel Co. Ltd.	1,178,000	755
	Toung Loong Textile Manufacturing	778,481	671
[3]	Unity Opto Technology Co. Ltd.	4,231,961	610
*	Tatung Co. Ltd. GDR	38,865	572
	Nien Hsing Textile Co. Ltd.	910,027	512
	Formosa Sumco Technology Corp.	79,000	313
	Chia Hsin Cement Corp.	294,000	160
	Taiwan Sakura Corp.	81,000	140
*,3	E-Ton Solar Tech Co. Ltd.	696,074	36
*	Etron Technology Inc. Rights Exp. 11/16/2020	385,811	28
*	Medigen Vaccine Biologics Corp. Rights Exp. 11/05/2020	172,606	21
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	45	4
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,3	XPEC Entertainment Inc.	872,075	—

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*,3	Green Energy Technology Inc.	2,817,405	—
*,3	ProMOS Technologies Inc.	11,745	—
			15,623,750
Thailand (0.7%)
	PTT PCL (Foreign)	206,949,738	205,666
	CP ALL PCL (Foreign)	81,001,348	139,444
	Siam Cement PCL (Foreign)	12,786,637	138,552
	Airports of Thailand PCL (Foreign)	76,840,836	127,405
	Advanced Info Service PCL (Foreign)	17,181,775	95,039
	Bangkok Dusit Medical Services PCL (Foreign)	138,589,167	77,762
	Siam Commercial Bank PCL (Foreign)	34,331,498	71,483
	Kasikornbank PCL (Foreign)	26,454,674	64,592
	Bangkok Bank PCL (Foreign)	17,807,122	55,162
	PTT Exploration & Production PCL (Foreign)	21,488,884	54,298
	Intouch Holdings PCL (Foreign)	30,494,720	52,305
	Central Pattana PCL (Foreign)	39,318,116	48,491
	Charoen Pokphand Foods PCL (Foreign)	58,842,301	47,631
	Gulf Energy Development PCL (Foreign)	50,583,269	46,243
	Home Product Center PCL (Foreign)	92,410,687	41,329
	Delta Electronics Thailand PCL (Foreign)	7,113,771	40,818
	PTT Global Chemical PCL (Foreign)	31,533,990	40,407
[1]	BTS Group Holdings PCL (Foreign)	130,105,330	37,122
*	Minor International PCL (Foreign)	63,729,270	34,097
	Digital Telecommunications Infrastructure Fund	83,360,897	33,957
	Bangkok Expressway & Metro PCL (Foreign)	128,619,270	33,795
	Energy Absolute PCL (Foreign)	26,889,951	32,780
*	Central Retail Corp. PCL (Foreign)	38,126,300	32,588
	Krung Thai Bank PCL (Foreign)	109,247,181	30,282
[1]	Krungthai Card PCL (Foreign)	22,231,390	28,154
	Com7 PCL (Foreign)	18,933,200	24,804
	Electricity Generating PCL (Foreign)	4,395,965	23,393
	Land & Houses PCL (Foreign)	112,635,122	23,099
	Tisco Financial Group PCL (Foreign)	9,937,814	22,531
	Thai Union Group PCL (Foreign)	46,117,068	22,478
	Jasmine Broadband Internet Infrastructure Fund	67,820,547	20,567
	TMB Bank PCL (Foreign)	743,440,413	19,286
	Ratch Group PCL (Foreign)	12,908,315	19,259
	Osotspa PCL (Foreign)	18,752,722	19,235
	Thai Oil PCL (Foreign)	16,265,436	17,864
	Indorama Ventures PCL (Foreign)	24,952,463	17,668
	Muangthai Capital PCL (Foreign)	9,788,501	17,177
	Bumrungrad Hospital PCL (Foreign)	5,805,498	16,938
*,1	Sri Trang Agro-Industry PCL (Foreign)	14,590,297	16,721
	CPN Retail Growth Leasehold REIT	27,590,000	16,104
	Carabao Group PCL (Foreign)	4,471,884	15,696
	Srisawad Corp. PCL (Foreign)	9,706,478	15,404
[1]	Banpu PCL (Foreign)	70,391,881	14,793
	Berli Jucker PCL (Foreign)	15,652,716	14,419
	Global Power Synergy PCL (Foreign)	8,668,736	14,389
[1]	Bangkok Commercial Asset Management PCL (Foreign)	21,477,900	13,905
	B Grimm Power PCL (Foreign)	10,677,440	13,439
	True Corp. PCL (Foreign)	153,842,816	13,395
[1]	KCE Electronics PCL (Foreign)	10,411,115	13,007
	Thanachart Capital PCL (Foreign)	14,725,766	12,985
	Kiatnakin Phatra Bank PCL (Foreign)	10,247,587	12,975
	Hana Microelectronics PCL (Foreign)	8,814,358	12,716
	Thailand Future Fund	38,269,323	11,539
	Asset World Corp. PCL (Foreign)	121,352,800	11,354
[1]	Siam Global House PCL (Foreign)	22,031,539	11,225
	IRPC PCL (Foreign)	172,151,722	11,147

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	25,277,731	10,296
	Supalai PCL (Foreign)	20,435,767	10,288
	TQM Corp. PCL (Foreign)	2,585,200	9,781
	Total Access Communication PCL (Foreign)	9,844,001	9,680
[1]	VGI PCL (Foreign)	49,421,546	9,498
[1]	WHA Corp. PCL (Foreign)	124,030,621	9,458
	Bangkok Chain Hospital PCL (Foreign)	17,763,477	7,858
[1]	Bangchak Corp. PCL (Foreign)	16,478,223	7,662
	TOA Paint Thailand PCL (Foreign)	7,285,121	7,529
[1]	CH Karnchang PCL (Foreign)	15,125,004	7,223
	TTW PCL (Foreign)	19,189,138	7,141
	CK Power PCL (Foreign)	51,299,621	6,782
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	16,640,862	6,775
	AP Thailand PCL (Foreign)	33,262,858	6,662
[1]	BTS Rail Mass Transit Growth Infrastructure Fund	40,315,092	6,310
	Chularat Hospital PCL (Foreign)	76,906,362	6,214
*,1	Central Plaza Hotel PCL (Foreign)	9,611,432	6,067
	Amata Corp. PCL (Foreign)	15,758,374	5,907
	Thai Vegetable Oil PCL (Foreign)	5,256,593	5,730
[1]	Quality Houses PCL (Foreign)	85,853,994	5,725
	PTG Energy PCL (Foreign)	9,268,283	5,643
	Tipco Asphalt PCL (Foreign)	11,581,515	5,642
	AEON Thana Sinsap Thailand PCL (Foreign)	1,352,879	5,637
[1]	Sino-Thai Engineering & Construction PCL (Foreign)	16,877,897	5,462
	TPI Polene PCL (Foreign)	115,838,263	5,128
	Jasmine International PCL (Foreign)	61,353,468	5,077
	Bangkok Land PCL (Foreign)	156,434,872	4,865
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	12,829,726	4,854
	Super Energy Corp. PCL (Foreign)	178,040,044	4,736
	Mega Lifesciences PCL (Foreign)	4,195,100	4,661
	TPI Polene Power PCL (Foreign)	34,062,516	4,590
	JMT Network Services PCL (Foreign)	4,041,300	4,460
	Siam City Cement PCL (Foreign)	1,131,394	4,299
	Plan B Media PCL (Foreign)	24,022,700	4,156
*,1	Esso Thailand PCL (Foreign)	21,098,006	4,094
[1]	Star Petroleum Refining PCL (Foreign)	22,549,282	3,834
	IMPACT Growth REIT	6,657,100	3,735
	Siam Makro PCL (Foreign)	2,859,979	3,644
[1]	Banpu Power PCL (Foreign)	8,245,395	3,519
	Major Cineplex Group PCL (Foreign)	8,100,984	3,350
	MBK PCL (Foreign)	9,614,257	3,328
*,3	Pruksa Real Estate PCL (Foreign)	7,721,100	3,325
	Gunkul Engineering PCL (Foreign)	48,479,488	3,168
	Bangkok Life Assurance PCL (Foreign)	5,291,479	3,139
	BCPG PCL (Foreign)	8,360,216	3,084
	Thaifoods Group PCL (Foreign)	22,897,051	2,950
	Taokaenoi Food & Marketing PCL (Foreign)	8,214,865	2,949
	Ratchthani Leasing PCL (Foreign)	25,984,700	2,899
	GFPT PCL (Foreign)	7,862,436	2,872
[1]	MK Restaurants Group PCL (Foreign)	1,729,062	2,522
	Pruksa Holding PCL (Foreign)	7,978,788	2,507
	SPCG PCL (Foreign)	3,914,346	2,487
	Origin Property PCL (Foreign)	11,497,247	2,432
	Sansiri PCL (Foreign)	128,573,988	2,390
*,1	BEC World PCL (Foreign)	15,569,275	2,306
[1]	Workpoint Entertainment PCL (Foreign)	5,950,164	1,878
	LPN Development PCL (Foreign)	13,649,144	1,663
*	Italian-Thai Development PCL (Foreign)	51,302,852	1,464

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Thai Airways International PCL (Foreign)	15,537,815	1,435
*,1	Precious Shipping PCL (Foreign)	8,994,557	1,400
	Thaicom PCL (Foreign)	7,791,047	1,374
	Thoresen Thai Agencies PCL (Foreign)	14,262,706	1,262
	Bangkok Airways PCL (Foreign)	7,772,598	1,241
*	U City PCL (Foreign)	34,520,714	1,206
[1]	Beauty Community PCL (Foreign)	27,805,383	1,095
	Samart Corp. PCL (Foreign)	6,680,830	1,045
	Unique Engineering & Construction PCL (Foreign)	7,492,453	975
	Univentures PCL (Foreign)	12,213,275	885
*	Minor International PCL Warrants Exp. 07/31/2023	3,203,712	637
[1]	Bangkok Life Assurance PCL NVDR	968,626	556
*,1	Group Lease PCL (Foreign)	8,738,835	513
*	BTS Group Holdings PCL Warrants Exp. 02/16/2021	12,879,643	194
*	MBK PCL NVDR Warrants Exp. 12/31/2020	407,718	102
*,1	Group Lease PCL NVDR	1,118,575	66
*,3	Inter Far East Energy Corp.	5,655,044	64
	Thonburi Healthcare Group PCL (Foreign)	51,800	30
*	Minor International PCL Warrants Exp. 09/30/2021	3,024,402	23
*	Samart Corp. PCL Warrants Exp. 05/17/2021	2,337,800	10
*	BCPG PCL Rights Exp. 12/31/2020	1,171,764	—
			2,424,362
Turkey (0.1%)
	BIM Birlesik Magazalar A/S	6,950,469	54,954
*	Turkcell Iletisim Hizmetleri A/S	16,715,349	28,944
*	Turkiye Garanti Bankasi A/S	31,121,109	24,570
	Eregli Demir ve Celik Fabrikalari TAS	20,740,604	23,718
	KOC Holding A/S	13,488,755	22,833
*	Akbank T.A.S.	39,875,639	22,622
	Aselsan Elektronik Sanayi ve Ticaret A/S	8,679,246	17,336
	Turkiye Sise ve Cam Fabrikalari A/S	23,587,127	17,209
*	Tupras Turkiye Petrol Rafinerileri A/S	1,839,606	16,449
	Haci Omer Sabanci Holding A/S	13,952,855	13,728
*	Turkiye Is Bankasi A/S Class C	22,069,779	13,488
	Ford Otomotiv Sanayi A/S	1,008,104	13,042
	Enka Insaat ve Sanayi A/S	10,027,004	8,660
*	Arcelik A/S	2,646,579	8,511
*	Turk Hava Yollari AO	7,903,566	8,504
*	Petkim Petrokimya Holding A/S	14,059,280	6,867
	Tofas Turk Otomobil Fabrikasi A/S	2,131,653	6,826
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,815,740	6,542
	Turk Telekomunikasyon A/S	8,513,300	6,516
*	Koza Altin Isletmeleri A/S	725,130	6,407
*	Yapi ve Kredi Bankasi A/S	24,197,193	6,213
*	Ulker Biskuvi Sanayi A/S	2,559,920	6,175
*	Coca-Cola Icecek A/S	1,111,157	5,969
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	28,163,832	5,765
*	Turkiye Sinai Kalkinma Bankasi A/S	18,592,446	5,659
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	15,261,864	5,645
*	Turkiye Halk Bankasi A/S	9,539,971	5,354
*	Bera Holding A/S	4,715,976	5,066
*	Gubre Fabrikalari TAS	1,238,030	4,927
	Dogan Sirketler Grubu Holding A/S	16,889,420	4,901
*	Sok Marketler Ticaret A/S	3,627,032	4,894
[2]	Enerjisa Enerji A/S	4,233,708	4,552
	TAV Havalimanlari Holding A/S	2,580,408	4,249
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,776,510	4,009
	Tekfen Holding A/S	2,509,150	3,946
*	Logo Yazilim Sanayi ve Ticaret A/S	337,407	3,745
*	Sasa Polyester Sanayi A/S	1,984,353	3,643

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Turkiye Vakiflar Bankasi TAO	7,761,771	3,531
*	Migros Ticaret A/S	776,390	3,463
*	Aksa Enerji Uretim A/S Class B	4,312,893	3,180
	AG Anadolu Grubu Holding A/S	1,345,524	2,791
*	Pegasus Hava Tasimaciligi A/S	521,208	2,472
	Turk Traktor ve Ziraat Makineleri A/S	180,022	2,436
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,225,891	2,427
*,2	Mavi Giyim Sanayi ve Ticaret A/S Class B	490,594	2,211
	Otokar Otomotiv ve Savunma Sanayi A/S	97,551	2,113
*,2	MLP Saglik Hizmetleri A/S Class B	1,109,629	2,112
	Oyak Cimento Fabrikalari A/S	2,376,599	2,090
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,543,567	1,993
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,885,176	1,973
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,517,629	1,959
*	Zorlu Enerji Elektrik Uretim A/S	6,588,378	1,948
	Alarko Holding A/S	2,540,247	1,875
	Iskenderun Demir ve Celik A/S	2,049,845	1,820
	Tat Gida Sanayi A/S	1,441,451	1,759
	Aksigorta A/S	2,046,856	1,722
	Aksa Akrilik Kimya Sanayii A/S	1,768,897	1,709
	EGE Endustri ve Ticaret A/S	14,738	1,608
	Is Gayrimenkul Yatirim Ortakligi A/S	6,652,327	1,510
*	Sekerbank Turk A/S	6,725,914	1,457
	Albaraka Turk Katilim Bankasi A/S	7,140,997	1,386
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	3,295,164	1,327
	Polisan Holding A/S	2,951,290	1,326
	Hektas Ticaret TAS	780,607	1,135
	Aygaz A/S	897,168	1,132
	Kordsa Teknik Tekstil A/S	862,520	1,123
*	NET Holding A/S	2,739,782	1,029
	Cimsa Cimento Sanayi ve Ticaret A/S	549,051	817
	Dogus Otomotiv Servis ve Ticaret A/S	392,850	795
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	427,536	759
	Konya Cimento Sanayii A/S	8,411	678
	Akcansa Cimento A/S	415,895	623
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	230,689	144
*,3	Asya Katilim Bankasi A/S	6,861,580	—
			474,871
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	67,274,423	207,299
	Emirates Telecommunications Group Co. PJSC	26,927,401	123,370
	Emirates NBD Bank PJSC	37,417,241	95,905
[3]	Abu Dhabi Commercial Bank PJSC	42,133,780	67,042
	Aldar Properties PJSC	63,154,817	46,635
*	Emaar Properties PJSC	56,493,436	40,484
	Dubai Islamic Bank PJSC	29,427,011	33,299
	Abu Dhabi Islamic Bank PJSC	13,611,847	16,021
	Air Arabia PJSC	39,765,029	11,823
*	Emaar Malls PJSC	28,670,697	11,433
	Dubai Investments PJSC	30,010,711	9,213
	Dana Gas PJSC	43,890,714	8,072
*	Emaar Development PJSC	11,511,750	7,077
*	DAMAC Properties Dubai Co. PJSC	23,892,440	7,029
	GFH Financial Group BSC	41,212,571	6,219
	Dubai Financial Market PJSC	23,808,211	5,361
	Orascom Construction plc	713,015	3,160
*	Union Properties PJSC	29,951,158	2,284
*,3	Arabtec Holding PJSC	11,126,461	1,605
*	Deyaar Development PJSC	21,262,048	1,560

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	RAK Properties PJSC	14,275,965	1,494
*	Eshraq Investments PJSC	10,895,857	892
*,3	Drake & Scull International PJSC	7,671,678	773
*	DXB Entertainments PJSC	15,492,282	481
			708,531
United Kingdom (8.4%)
	AstraZeneca plc	19,936,064	2,001,690
	HSBC Holdings plc	308,959,159	1,294,723
	GlaxoSmithKline plc	74,653,393	1,246,599
	Diageo plc	34,717,376	1,121,992
	British American Tobacco plc	34,669,546	1,098,865
	Unilever plc	16,502,274	940,446
	Rio Tinto plc	16,441,390	929,948
	Reckitt Benckiser Group plc	9,550,776	841,314
	Royal Dutch Shell plc Class A	63,367,595	797,132
	BP plc	300,791,509	767,224
	Royal Dutch Shell plc Class B	55,125,157	664,773
	National Grid plc	53,143,697	632,170
	BHP Group plc	31,444,345	609,151
	Vodafone Group plc	405,744,530	541,251
	London Stock Exchange Group plc	4,771,234	514,329
	Experian plc	13,715,373	502,448
	Prudential plc	39,534,615	483,528
	Anglo American plc	18,607,192	436,584
	Tesco plc	146,084,125	388,810
	Lloyds Banking Group plc	1,062,765,129	386,960
	Compass Group plc	26,983,882	369,349
	Barclays plc	261,366,399	362,273
	Ferguson plc	3,393,776	337,073
*	Glencore plc	162,918,723	328,646
	RELX plc (XLON)	15,373,504	304,210
	SSE plc	15,612,498	256,037
	RELX plc (XAMS)	12,762,039	252,491
	BAE Systems plc	48,594,471	249,795
	Ashtead Group plc	6,851,413	247,592
	Smith & Nephew plc	13,160,436	228,520
	Imperial Brands plc	14,312,155	226,529
*	Ocado Group plc	7,367,814	217,276
	Segro plc	18,338,117	214,275
	Legal & General Group plc	88,904,669	213,158
	CRH plc (XDUB)	6,049,440	211,681
	CRH plc (XLON)	5,861,414	205,687
	Aviva plc	58,962,688	196,675
	Rentokil Initial plc	28,406,493	193,397
	3i Group plc	14,328,592	178,960
	Halma plc	5,822,791	178,687
	Intertek Group plc	2,477,926	178,487
	Standard Chartered plc	38,884,248	177,694
	BT Group plc	133,072,522	174,771
	Spirax-Sarco Engineering plc	1,133,594	165,724
	Bunzl plc	5,162,612	160,486
	Croda International plc	1,910,197	149,299
	Next plc	1,955,764	147,712
	Persimmon plc	4,874,977	147,597
	WPP plc	18,042,714	144,112
	InterContinental Hotels Group plc	2,806,233	142,585
	Sage Group plc	16,702,396	137,426
	Informa plc	23,003,359	124,808
*	Kingfisher plc	32,570,292	121,129
	United Utilities Group plc	10,564,944	118,104

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Associated British Foods plc	5,335,779	117,343
	Severn Trent plc	3,701,652	116,499
*	Melrose Industries plc	73,972,327	114,751
	Admiral Group plc	3,188,644	113,592
	Natwest Group plc	70,021,511	112,900
	GVC Holdings plc	8,903,650	111,536
	Polymetal International plc	5,226,561	111,088
	Mondi plc (XLON)	5,839,206	110,672
	Burberry Group plc	6,144,630	107,917
[2]	Auto Trader Group plc	14,275,521	107,329
	Rightmove plc	13,385,289	107,125
	Smiths Group plc	6,099,624	105,097
	DCC plc	1,509,204	98,071
	Barratt Developments plc	15,558,493	97,250
	Standard Life Aberdeen plc	33,247,209	96,875
	St. James's Place plc	8,202,219	95,594
	Berkeley Group Holdings plc	1,794,317	94,342
	Hargreaves Lansdown plc	5,331,355	93,598
	RSA Insurance Group plc	15,876,050	87,185
	Whitbread plc	3,108,439	86,548
	Hikma Pharmaceuticals plc	2,585,626	84,068
	Pennon Group plc	6,528,870	84,023
	B&M European Value Retail SA	13,092,968	82,170
	Johnson Matthey plc	2,930,403	81,574
	Taylor Wimpey plc	55,723,172	76,346
[1]	Pearson plc	11,486,800	75,891
	M&G plc	39,881,755	75,862
	Weir Group plc	3,975,607	73,858
	Land Securities Group plc	11,097,407	73,221
	Howden Joinery Group plc	8,839,721	72,979
	Wm Morrison Supermarkets plc	34,291,394	72,385
	DS Smith plc	19,719,855	72,336
	Direct Line Insurance Group plc	21,059,708	71,970
	Antofagasta plc	5,335,418	71,143
	Phoenix Group Holdings plc	8,090,256	69,473
	Dechra Pharmaceuticals plc	1,534,072	69,398
	Games Workshop Group plc	506,669	68,115
	Coca-Cola HBC AG	2,984,441	67,792
	J Sainsbury plc	25,138,365	65,617
	British Land Co. plc	14,449,999	65,255
	Intermediate Capital Group plc	4,277,713	64,976
	JD Sports Fashion plc	6,622,265	63,709
*	G4S plc	23,725,509	62,562
	HomeServe plc	4,253,376	60,957
	Electrocomponents plc	6,914,917	60,712
	Schroders plc	1,722,299	58,347
	Spectris plc	1,793,809	57,573
	William Hill plc	16,208,542	57,564
	Bellway plc	1,895,694	57,355
	Diploma plc	1,971,605	56,773
	IG Group Holdings plc	5,695,896	56,210
	Tate & Lyle plc	7,283,457	56,147
	IMI plc	4,140,698	55,521
	Derwent London plc	1,602,777	55,194
	Hiscox Ltd.	5,157,926	55,129
	Genus plc	1,035,631	55,038
	Tritax Big Box REIT plc	26,784,148	54,345
[2]	ConvaTec Group plc	23,211,141	54,336
	AVEVA Group plc	977,133	54,239
*	ITV plc	57,893,197	54,105
	UNITE Group plc	4,993,779	53,891

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
*	Travis Perkins plc	3,870,923	53,164
[2]	Avast plc	8,439,645	51,864
	Rotork plc	13,494,106	49,165
[2]	Quilter plc	29,282,030	46,490
*	Rolls-Royce Holdings plc Rights Exp. 11/11/2020	88,337,803	44,632
	Centrica plc	89,991,271	43,340
	Fresnillo plc	2,838,579	42,813
	Meggitt plc	11,999,466	42,520
	Royal Mail plc	14,043,000	41,334
	Evraz plc	8,539,992	39,768
	Britvic plc	4,119,105	39,361
	Signature Aviation plc	12,820,546	39,259
	Inchcape plc	6,095,707	39,102
	Future plc	1,512,593	38,889
	Pets at Home Group plc	7,642,515	38,381
	Renishaw plc	528,581	38,349
	LondonMetric Property plc	13,361,154	37,357
	UDG Healthcare plc	3,972,922	37,342
*	IWG plc	11,082,877	36,354
	Assura plc	36,735,647	36,266
	Primary Health Properties plc	19,285,096	35,976
	Grainger plc	9,859,624	35,720
	Safestore Holdings plc	3,409,949	35,497
	Beazley plc	9,283,867	35,393
	Spirent Communications plc	9,404,697	35,308
[2]	Countryside Properties plc	8,024,450	35,048
	Big Yellow Group plc	2,455,047	34,987
	Marks & Spencer Group plc	30,035,202	34,603
	Cranswick plc	814,864	33,968
	Close Brothers Group plc	2,422,839	33,784
	Ashmore Group plc	7,139,909	33,033
	Great Portland Estates plc	4,289,673	32,070
	Man Group plc	22,681,824	31,652
	Lancashire Holdings Ltd.	3,783,716	31,225
	Plus500 Ltd.	1,622,090	31,087
	Domino's Pizza Group plc	7,198,552	30,907
	Computacenter plc	1,045,739	30,888
	Serco Group plc	18,478,916	30,885
	Victrex plc	1,284,274	30,688
	Mondi plc (XJSE)	1,614,184	30,305
	Balfour Beatty plc	10,840,892	29,961
	Hays plc	21,509,249	29,701
	Grafton Group plc	3,345,176	29,081
	Softcat plc	1,948,435	28,404
	KAZ Minerals plc	3,456,515	28,202
	John Wood Group plc	10,217,069	28,047
	QinetiQ Group plc	8,909,647	27,289
	Ultra Electronics Holdings plc	1,105,596	26,975
	Centamin plc	16,747,694	26,934
[2]	John Laing Group plc	7,307,195	26,667
	Dunelm Group plc	1,566,382	26,481
*	Marshalls plc	3,034,984	26,295
*	Greggs plc	1,558,299	26,025
	Moneysupermarket.com Group plc	8,134,341	25,692
*,2	Trainline plc	7,117,974	25,377
*,1	Rolls-Royce Holdings plc (XLON)	26,501,341	24,529
	Synthomer plc	4,987,230	24,371
	Vistry Group plc	3,392,011	23,934
	WH Smith plc	1,787,174	23,103
	Bodycote plc	2,735,225	23,066
	Carnival plc	2,033,403	22,988

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Pagegroup plc	4,925,535	22,819
[2]	Ascential plc	6,370,936	22,816
	OneSavings Bank plc	5,556,789	22,166
	Drax Group plc	5,785,262	22,154
	Aggreko plc	3,817,122	21,756
	Mediclinic International plc (XLON)	5,917,045	21,666
	TP ICAP plc	8,691,920	21,524
	International Consolidated Airlines Group SA	17,186,105	21,493
*,2	Wizz Air Holdings plc	512,394	21,212
	AJ Bell plc	3,870,767	21,129
	Savills plc	1,930,348	20,790
	Investec plc	11,101,940	20,659
	easyJet plc	3,150,206	20,657
	Playtech plc	4,672,857	20,604
	Jupiter Fund Management plc	6,686,854	20,146
	IntegraFin Holdings plc	3,194,446	20,116
[1]	Shaftesbury plc	3,392,164	19,995
	SSP Group plc	8,120,242	19,663
	Avon Rubber plc	385,556	19,641
	Dixons Carphone plc	15,478,754	19,295
	Redrow plc	3,559,752	19,193
*,2	Network International Holdings plc	6,681,574	19,172
*	AO World plc	3,908,276	18,332
	Daily Mail & General Trust plc Class A	2,067,294	18,099
	Hill & Smith Holdings plc	1,145,894	17,821
	Vesuvius plc	3,324,064	17,194
	Polypipe Group plc	2,784,609	16,580
	Capital & Counties Properties plc	12,143,736	16,459
	Sanne Group plc	1,962,385	15,421
*	Indivior plc	10,703,385	15,293
	Workspace Group plc	1,906,340	15,240
*	Cairn Energy plc	8,442,437	15,178
	Telecom Plus plc	873,420	15,044
*,1	Petropavlovsk plc	43,328,643	15,008
*	Coats Group plc	20,325,750	14,963
	Rathbone Brothers plc	791,654	14,902
	Paragon Banking Group plc	3,809,633	14,618
[2]	Hastings Group Holdings plc	4,443,694	14,359
	FDM Group Holdings plc	1,082,158	13,971
*	Frasers Group plc	2,841,123	13,783
	Oxford Instruments plc	666,597	13,711
	Chemring Group plc	4,021,489	13,614
	National Express Group plc	6,811,002	13,213
	888 Holdings plc	3,773,817	13,114
*,2	Ibstock plc	6,257,676	13,014
	Morgan Advanced Materials plc	4,010,500	12,995
	Brewin Dolphin Holdings plc	4,095,070	12,890
	RHI Magnesita NV	382,309	12,685
	TalkTalk Telecom Group plc	10,081,354	12,565
	Provident Financial plc	4,153,664	12,508
	Micro Focus International plc	4,441,596	12,463
*,1	Hammerson plc	58,217,062	12,294
	Euromoney Institutional Investor plc	1,136,627	12,135
	Essentra plc	3,789,276	12,093
	Kainos Group plc	742,735	11,913
	Ferrexpo plc	4,817,185	11,888
[2]	McCarthy & Stone plc	7,521,374	11,440
*	Vectura Group plc	8,571,957	11,437
	Crest Nicholson Holdings plc	4,011,155	11,407
	St. Modwen Properties plc	2,563,010	11,008
*	J D Wetherspoon plc	980,130	10,955

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
		Shares	Market Value ($000)
	Sirius Real Estate Ltd.	11,414,582	10,872
*	Energean plc	1,616,772	10,856
	Babcock International Group plc	3,841,601	10,822
	Hochschild Mining plc	3,634,118	10,367
*	C&C Group plc	4,680,812	9,807
[2]	Airtel Africa plc	11,802,509	9,435
*	Firstgroup plc	17,625,213	9,378
	Redde Northgate plc	3,915,774	9,008
	NCC Group plc	3,693,439	8,765
	UK Commercial Property REIT Ltd.	9,804,883	8,664
	PZ Cussons plc	2,805,508	8,421
*	Capita plc	25,719,721	8,215
	Greencore Group plc	6,989,716	8,183
*	Just Group plc	14,891,677	8,129
	Halfords Group plc	2,597,386	8,093
	Elementis plc	8,236,302	7,939
*	AG Barr plc	1,194,763	7,298
[2]	CMC Markets plc	1,639,351	7,119
	Keller Group plc	1,019,793	6,709
*,1,2	Aston Martin Lagonda Global Holdings plc	9,492,687	6,678
	Mitie Group plc	18,113,507	6,599
*	Mitchells & Butlers plc	3,224,329	6,550
	Helical plc	1,473,599	6,491
[1]	Petrofac Ltd.	4,176,687	6,435
	Clarkson plc	240,103	6,254
[2]	Equiniti Group plc	4,603,463	6,158
[2]	Spire Healthcare Group plc	3,950,528	6,091
*	Bank of Georgia Group plc	521,008	6,059
	BMO Commercial Property Trust Ltd.	7,588,388	6,047
*	TBC Bank Group plc	498,352	5,937
	Marston's plc	9,170,356	5,740
[1]	Cineworld Group plc	15,444,918	5,712
*,2	Watches of Switzerland Group plc	1,108,046	5,677
[1]	Tullow Oil plc	21,566,117	5,658
	Picton Property Income Ltd.	6,792,854	5,483
	GoCo Group plc	4,335,486	5,412
	Go-Ahead Group plc	625,468	4,745
	Devro plc	2,191,330	4,288
	Senior plc	5,943,153	4,227
	RDI REIT plc	3,433,630	3,950
*	Restaurant Group plc	7,370,879	3,872
	Hunting plc	2,008,564	3,634
	SIG plc	11,176,206	3,476
[2]	TI Fluid Systems plc	1,369,320	3,408
	Stagecoach Group plc	5,892,028	2,901
	Rank Group plc	2,482,487	2,898
[2]	Alfa Financial Software Holdings plc	1,439,345	2,534
*,1,2	Funding Circle Holdings plc	1,983,122	2,037
[1]	Micro Focus International plc ADR	645,568	1,853
*,1	Premier Oil plc	12,040,371	1,774
[1,2]	Bakkavor Group plc	1,963,993	1,502
	Saga plc	598,268	1,071
	WPP plc ADR	24,828	992
	Mediclinic International plc (XJSE)	231,543	840
*,2,3	Finablr plc	3,002,811	429
	British American Tobacco plc ADR	13,392	427
*	Shaftesbury plc Rights Exp. 11/16/2020	421,308	300
*,1,3	NMC Health plc	1,316,787	—

Vanguard Total International Stock Index Fund
Schedule of Investments
October 31, 2020
				Shares	Market Value ($000)
*,1,3	Afren plc			7,677,368	—
					31,400,041
Total Common Stocks (Cost $350,490,430)					367,085,463
		Coupon
Temporary Cash Investments (1.9%)
Money Market Fund (1.8%)
[6,7]	Vanguard Market Liquidity Fund	0.112%		65,780,151	6,578,015
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.165%	11/3/20	15,000	15,000
[8]	United States Treasury Bill	0.116%	1/21/21	197,000	196,961
[8]	United States Treasury Bill	0.106%	1/26/21	74,000	73,983
[8]	United States Treasury Bill	0.097%	1/5/21	35,000	34,994
[8]	United States Treasury Bill	0.095%	1/28/21	52,442	52,431
[8]	United States Treasury Bill	0.113%	3/23/21	4,692	4,690
					378,059
Total Temporary Cash Investments (Cost $6,955,167)					6,956,074
Total Investments (100.6%) (Cost $357,445,597)					374,041,537
Other Assets and Liabilities-Net (-0.6%)					(2,294,201)
Net Assets (100.0%)					371,747,336
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,575,519,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the aggregate value of these securities was $9,065,556,000, representing 2.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $5,010,667,000 was received for securities on loan.
8	Securities with a value of $358,333,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
FDR—Fiduciary Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SNA1130 122020

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard Total International Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments - investments summary, of Vanguard Total International Stock Index Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the "Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

December 21, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In August 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Total International Stock Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2020

VANGUARD STAR FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: December 18, 2020

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney   filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference.